UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05962
Name of Registrant: Vanguard Variable Insurance Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: March 31, 2013
Item 1: Schedule of Investments

Vanguard Equity Income Portfolio

Schedule of Investments
As of March 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (96.0%)[1]
Consumer Discretionary (7.0%)
Lowe's Cos. Inc.	335,500	12,722
Time Warner Cable Inc.	73,300	7,041
McDonald's Corp.	61,796	6,160
WPP plc	325,122	5,196
Mattel Inc.	115,000	5,036
Thomson Reuters Corp.	138,400	4,495
Gannett Co. Inc.	70,900	1,551
Kohl's Corp.	32,900	1,518
Brinker International Inc.	38,800	1,461
Home Depot Inc.	20,800	1,451
H&R Block Inc.	47,400	1,395
Foot Locker Inc.	39,800	1,363
Cooper Tire & Rubber Co.	51,500	1,322
Darden Restaurants Inc.	25,200	1,302
Ford Motor Co.	39,200	515
American Eagle Outfitters Inc.	13,700	256
Leggett & Platt Inc.	4,100	139
Carnival Corp.	4,000	137
Cracker Barrel Old Country Store Inc.	1,600	129
		53,189
Consumer Staples (13.9%)
Philip Morris International Inc.	192,273	17,826
Procter & Gamble Co.	152,800	11,775
Kraft Foods Group Inc.	186,184	9,594
PepsiCo Inc.	112,000	8,860
Unilever NV	214,100	8,778
General Mills Inc.	176,900	8,723
Altria Group Inc.	207,280	7,128
Sysco Corp.	185,400	6,520
Wal-Mart Stores Inc.	84,185	6,300
Coca-Cola Co.	130,324	5,270
Kimberly-Clark Corp.	39,460	3,866
Imperial Tobacco Group plc	56,715	1,984
ConAgra Foods Inc.	51,100	1,830
Reynolds American Inc.	39,650	1,764
Clorox Co.	19,600	1,735
JM Smucker Co.	15,100	1,497
British American Tobacco plc	24,055	1,290
Walgreen Co.	22,500	1,073
HJ Heinz Co.	11,400	824
		106,637
Energy (12.0%)
Exxon Mobil Corp.	346,550	31,228
Chevron Corp.	248,900	29,574
ConocoPhillips	148,520	8,926
Royal Dutch Shell plc Class B	243,511	8,098
Occidental Petroleum Corp.	85,400	6,693
BP plc ADR	89,200	3,777

Marathon Petroleum Corp.	15,500	1,389
Valero Energy Corp.	28,000	1,274
Phillips 66	8,400	588
		91,547
Exchange-Traded Fund (0.9%)
2 Vanguard Value ETF	104,300	6,842

Financials (13.6%)
JPMorgan Chase & Co.	451,100	21,409
Wells Fargo & Co.	523,100	19,350
Marsh & McLennan Cos. Inc.	372,200	14,133
BlackRock Inc.	35,800	9,196
ACE Ltd.	78,300	6,966
PNC Financial Services Group Inc.	95,400	6,344
Chubb Corp.	65,260	5,712
M&T Bank Corp.	50,600	5,220
Swiss Re AG	48,519	3,952
Aflac Inc.	42,600	2,216
Fifth Third Bancorp	111,700	1,822
PartnerRe Ltd.	17,000	1,583
Huntington Bancshares Inc.	212,000	1,567
Allstate Corp.	30,800	1,511
Axis Capital Holdings Ltd.	34,600	1,440
Bank of New York Mellon Corp.	51,100	1,430
Montpelier Re Holdings Ltd.	6,800	177
Capitol Federal Financial Inc.	8,900	107
		104,135
Health Care (12.7%)
Johnson & Johnson	368,786	30,067
Pfizer Inc.	776,328	22,405
Merck & Co. Inc.	491,574	21,742
Roche Holding AG	38,698	9,022
AbbVie Inc.	95,200	3,882
Eli Lilly & Co.	64,420	3,659
AstraZeneca plc ADR	39,800	1,989
Bristol-Myers Squibb Co.	36,060	1,485
Becton Dickinson and Co.	13,600	1,300
Abbott Laboratories	35,700	1,261
Medtronic Inc.	8,100	380
Baxter International Inc.	3,100	225
		97,417
Industrials (13.1%)
General Electric Co.	916,552	21,191
3M Co.	130,800	13,905
United Technologies Corp.	133,700	12,492
Eaton Corp. plc	156,400	9,579
United Parcel Service Inc. Class B	98,400	8,453
Illinois Tool Works Inc.	124,700	7,599
Stanley Black & Decker Inc.	86,700	7,020
Waste Management Inc.	96,600	3,788
Boeing Co.	41,000	3,520
Raytheon Co.	33,800	1,987
Northrop Grumman Corp.	28,168	1,976
Schneider Electric SA	24,322	1,779
L-3 Communications Holdings Inc.	19,800	1,602
Avery Dennison Corp.	33,400	1,439

Honeywell International Inc.	18,200	1,371
Lockheed Martin Corp.	12,500	1,206
Emerson Electric Co.	16,100	899
Deluxe Corp.	5,000	207
		100,013
Information Technology (9.0%)
Microsoft Corp.	648,500	18,554
Intel Corp.	565,800	12,363
Cisco Systems Inc.	552,600	11,555
Analog Devices Inc.	208,300	9,684
Maxim Integrated Products Inc.	141,300	4,613
Xilinx Inc.	117,400	4,481
Seagate Technology plc	50,000	1,828
Texas Instruments Inc.	47,800	1,696
Computer Sciences Corp.	29,900	1,472
Accenture plc Class A	18,900	1,436
Applied Materials Inc.	68,200	919
Broadridge Financial Solutions Inc.	21,500	534
		69,135
Materials (3.5%)
International Paper Co.	158,200	7,369
Dow Chemical Co.	138,900	4,423
Nucor Corp.	92,400	4,264
EI du Pont de Nemours & Co.	78,291	3,849
LyondellBasell Industries NV Class A	32,400	2,051
Steel Dynamics Inc.	91,500	1,452
PPG Industries Inc.	10,467	1,402
Bemis Co. Inc.	33,900	1,368
Huntsman Corp.	28,200	524
		26,702
Telecommunication Services (4.0%)
AT&T Inc.	581,960	21,352
Verizon Communications Inc.	89,602	4,404
Vodafone Group plc ADR	103,300	2,935
CenturyLink Inc.	60,800	2,136
		30,827
Utilities (6.3%)
Xcel Energy Inc.	201,900	5,996
UGI Corp.	147,300	5,655
National Grid plc	468,675	5,446
NextEra Energy Inc.	54,840	4,260
Northeast Utilities	96,000	4,172
American Electric Power Co. Inc.	67,400	3,278
PG&E Corp.	43,600	1,941
Edison International	37,600	1,892
DTE Energy Co.	24,900	1,702
Entergy Corp.	26,800	1,695
Ameren Corp.	45,700	1,600
CMS Energy Corp.	57,200	1,598
American Water Works Co. Inc.	37,600	1,558
Pinnacle West Capital Corp.	26,600	1,540
NV Energy Inc.	72,200	1,446
Portland General Electric Co.	45,600	1,383
Dominion Resources Inc.	18,250	1,062
AGL Resources Inc.	24,500	1,028
Duke Energy Corp.	6,000	436

Public Service Enterprise Group Inc.			10,200	350
Southern Co.			3,300	155
Black Hills Corp.			3,100	137
Westar Energy Inc.			4,000	133
Atmos Energy Corp.			2,000	85
				48,548
Total Common Stocks (Cost $603,031)				734,992
	Coupon
Temporary Cash Investments (3.8%)[1]
Money Market Fund (2.9%)
3 Vanguard Market Liquidity Fund	0.147%		22,364	22,364

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.7%)
BNP Paribas Securities Corp.
(Dated 3/28/13, Repurchase Value
$5,800,000, collateralized by Government
National Mortgage Assn., 3.000%-4.500%,
4/20/40-12/20/42)	0.230%	4/1/13	5,800	5,800

U.S. Government and Agency Obligations (0.2%)
[4,5] Federal Home Loan Bank Discount Notes	0.105%	4/3/13	500	500
[4,5] Federal Home Loan Bank Discount Notes	0.110%	5/15/13	200	200
[5,6] Freddie Mac Discount Notes	0.130%	9/16/13	600	600
				1,300
Total Temporary Cash Investments (Cost $29,464)				29,464
Total Investments (99.8%) (Cost $632,495)				764,456
Other Assets and Liabilities-Net (0.2%)				1,503
Net Assets (100%)				765,959

1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.1% and 0.7%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,300,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an

Vanguard Equity Income Portfolio

independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the portfolio may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	698,228	36,764	—
Temporary Cash Investments	22,364	7,100	—
Futures Contracts—Assets[1]	90	—	—
Total	720,682	43,864	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the

Vanguard Equity Income Portfolio

use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2013	55	21,487	237
E-mini S&P 500 Index	June 2013	29	2,266	17

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At March 31, 2013, the cost of investment securities for tax purposes was $632,495,000. Net unrealized appreciation of investment securities for tax purposes was $131,961,000, consisting of unrealized gains of $141,596,000 on securities that had risen in value since their purchase and $9,635,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Vanguard Growth Portfolio

Schedule of Investments
As of March 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (96.5%)[1]
Consumer Discretionary (18.9%)
* priceline.com Inc.	11,240	7,732
* Liberty Interactive Corp. Class A	223,700	4,783
* Amazon.com Inc.	14,715	3,921
* Dollar General Corp.	70,415	3,562
Harley-Davidson Inc.	65,275	3,479
Starbucks Corp.	60,330	3,436
* Discovery Communications Inc. Class A	41,350	3,256
Yum! Brands Inc.	43,590	3,136
Lowe's Cos. Inc.	75,905	2,878
NIKE Inc. Class B	43,675	2,577
News Corp. Class A	81,560	2,489
* AutoZone Inc.	5,605	2,224
Walt Disney Co.	37,920	2,154
Comcast Corp. Class A	45,640	1,917
* Sally Beauty Holdings Inc.	63,150	1,855
Dunkin' Brands Group Inc.	49,100	1,811
Time Warner Inc.	30,765	1,773
Sirius XM Radio Inc.	565,190	1,741
Home Depot Inc.	23,580	1,646
Starwood Hotels & Resorts Worldwide Inc.	24,130	1,538
Family Dollar Stores Inc.	25,020	1,478
Abercrombie & Fitch Co.	30,485	1,408
D.R. Horton Inc.	54,540	1,325
PVH Corp.	9,900	1,058
* Michael Kors Holdings Ltd.	16,235	922
Lennar Corp. Class A	18,170	754
* Chipotle Mexican Grill Inc. Class A	1,805	588
Ralph Lauren Corp. Class A	2,015	341
Wynn Resorts Ltd.	470	59
		65,841
Consumer Staples (6.2%)
* Green Mountain Coffee Roasters Inc.	102,170	5,799
Walgreen Co.	114,475	5,458
Mead Johnson Nutrition Co.	41,230	3,193
Colgate-Palmolive Co.	21,590	2,549
CVS Caremark Corp.	30,965	1,703
Anheuser-Busch InBev NV ADR	15,630	1,556
* Pernod-Ricard SA ADR	51,830	1,291
		21,549
Energy (6.6%)
EOG Resources Inc.	49,750	6,372
Kinder Morgan Inc.	153,494	5,937
Schlumberger Ltd.	58,715	4,397
Anadarko Petroleum Corp.	21,250	1,858
Noble Energy Inc.	13,330	1,542
* Cobalt International Energy Inc.	40,560	1,144
* Cameron International Corp.	12,045	785
National Oilwell Varco Inc.	10,925	773

* Kinder Morgan Inc. Warrants, Exp. Date 5/25/17	54,144	278
		23,086
Exchange-Traded Fund (0.2%)
2 Vanguard Growth ETF	8,500	659

Financials (7.5%)
JPMorgan Chase & Co.	99,610	4,728
Progressive Corp.	167,600	4,235
* IntercontinentalExchange Inc.	23,450	3,824
* Affiliated Managers Group Inc.	16,710	2,566
CME Group Inc.	40,800	2,505
Citigroup Inc.	56,020	2,478
T. Rowe Price Group Inc.	26,900	2,014
BlackRock Inc.	5,325	1,368
American Express Co.	19,135	1,291
American Tower Corporation	11,950	919
		25,928
Health Care (10.6%)
Allergan Inc.	78,370	8,748
* Gilead Sciences Inc.	134,690	6,590
* Celgene Corp.	43,875	5,086
Novo Nordisk A/S ADR	19,350	3,125
Perrigo Co.	19,800	2,351
* Biogen Idec Inc.	9,910	1,912
* Hologic Inc.	78,680	1,778
* IDEXX Laboratories Inc.	19,190	1,773
* Edwards Lifesciences Corp.	18,435	1,515
Covidien plc	21,075	1,430
Agilent Technologies Inc.	28,718	1,205
* Regeneron Pharmaceuticals Inc.	4,050	714
* Intuitive Surgical Inc.	1,140	560
		36,787
Industrials (6.9%)
Precision Castparts Corp.	23,710	4,496
Union Pacific Corp.	26,420	3,762
* Stericycle Inc.	26,140	2,775
Donaldson Co. Inc.	58,550	2,119
AMETEK Inc.	37,905	1,644
Caterpillar Inc.	18,300	1,592
Eaton Corp. plc	23,865	1,462
J.B. Hunt Transport Services Inc.	18,390	1,370
Cummins Inc.	10,095	1,169
Kansas City Southern	10,425	1,156
* IHS Inc. Class A	10,940	1,146
Safran SA ADR	25,645	1,142
		23,833
Information Technology (34.1%)
Apple Inc.	39,200	17,351
* Google Inc. Class A	17,780	14,118
Mastercard Inc. Class A	21,420	11,591
QUALCOMM Inc.	154,290	10,330
Visa Inc. Class A	52,120	8,852
* Adobe Systems Inc.	130,425	5,675
* eBay Inc.	99,060	5,371
* Citrix Systems Inc.	64,609	4,662
Intuit Inc.	70,700	4,641

*	BMC Software Inc.			99,225	4,597
*	Cognizant Technology Solutions Corp. Class A			58,975	4,518
	Oracle Corp.			110,570	3,576
*	Teradata Corp.			56,800	3,323
*	VeriSign Inc.			57,750	2,730
	Altera Corp.			55,625	1,973
*	Alliance Data Systems Corp.			10,725	1,736
*	Facebook Inc. Class A			61,475	1,573
*	ServiceNow Inc.			37,265	1,349
*	Salesforce.com Inc.			7,465	1,335
*	LinkedIn Corp. Class A			7,550	1,329
*	Trimble Navigation Ltd.			43,115	1,292
*	Juniper Networks Inc.			68,725	1,274
	Cisco Systems Inc.			55,795	1,167
*	Splunk Inc.			28,890	1,156
*	NetApp Inc.			28,625	978
*	VeriFone Systems Inc.			44,775	926
	Broadcom Corp. Class A			18,795	652
*	TIBCO Software Inc.			15,120	306
					118,381
Materials (3.1%)
	Monsanto Co.			58,465	6,175
	Syngenta AG ADR			34,850	2,919
	Praxair Inc.			14,990	1,672
					10,766
Telecommunication Services (2.4%)
*	Crown Castle International Corp.			85,675	5,966
*	SBA Communications Corp. Class A			33,180	2,390
					8,356
Total Common Stocks (Cost $259,932)					335,186
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (3.7%)[1]
Money Market Fund (3.2%)
3	Vanguard Market Liquidity Fund	0.147%		11,081,312	11,081

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.4%)
	Bank of America Securities, LLC
	(Dated 3/28/13, Repurchase Value
	$1,600,000, collateralized by U.S. Treasury
	Note/Bond, 0.875%, 1/31/17)	0.190%	4/1/13	1,600,000	1,600

U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes		0.105%	4/3/13	300,000	300
[5,6] Freddie Mac Discount Notes		0.130%	9/16/13	100,000	100
					400
Total Temporary Cash Investments (Cost $13,081)					13,081
Total Investments (100.2%) (Cost $273,013)					348,267
Other Assets and Liabilities-Net (-0.2%)					(868)
Net Assets (100%)					347,399

* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.8% and 1.4%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The portfolio may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the portfolio may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

Vanguard Growth Portfolio

The following table summarizes the market value of the portfolio's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	335,186	—	—
Temporary Cash Investments	11,081	2,000	—
Futures Contracts—Assets[1]	33	—	—
Total	346,300	2,000	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2013	18	7,032	130
E-mini MidCap Index	June 2013	10	1,151	23

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At March 31, 2013, the cost of investment securities for tax purposes was $273,013,000. Net unrealized appreciation of investment securities for tax purposes was $75,254,000, consisting of unrealized gains of $78,986,000 on securities that had risen in value since their purchase and $3,732,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Money Market Portfolio

Schedule of Investments
As of March 31, 2013

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (43.9%)
2	Fannie Mae Discount Notes	0.150%	7/22/13	4,000	3,998
2	Fannie Mae Discount Notes	0.170%	8/1/13	1,500	1,499
2	Fannie Mae Discount Notes	0.140%	8/14/13	5,000	4,997
2	Fannie Mae Discount Notes	0.170%	8/15/13	3,000	2,998
3	Federal Home Loan Bank Discount Notes	0.150%	5/15/13	3,195	3,194
3	Federal Home Loan Bank Discount Notes	0.140%–0.180%	7/3/13	21,700	21,692
3	Federal Home Loan Bank Discount Notes	0.180%	7/5/13	1,200	1,199
3	Federal Home Loan Bank Discount Notes	0.180%	7/12/13	1,500	1,499
3	Federal Home Loan Bank Discount Notes	0.135%	7/19/13	4,500	4,498
3	Federal Home Loan Bank Discount Notes	0.170%	7/26/13	1,915	1,914
3	Federal Home Loan Bank Discount Notes	0.150%	8/30/13	500	500
[3,4] Federal Home Loan Banks		0.165%	9/6/13	2,000	2,000
[3,4] Federal Home Loan Banks		0.154%	11/22/13	11,500	11,499
[3,4] Federal Home Loan Banks		0.179%	12/26/13	8,000	8,000
[3,4] Federal Home Loan Banks		0.000%	4/3/14	10,000	10,000
[3,4] Federal Home Loan Banks		0.184%	10/1/14	2,000	1,999
[2,4] Federal Home Loan Mortgage Corp.		0.155%	5/6/13	8,000	8,000
[2,4] Federal Home Loan Mortgage Corp.		0.154%	6/3/13	8,000	7,999
[2,4] Federal Home Loan Mortgage Corp.		0.153%	6/17/13	1,000	1,000
[2,4] Federal National Mortgage Assn.		0.192%	8/12/13	8,000	7,999
[2,4] Federal National Mortgage Assn.		0.172%	11/8/13	12,000	11,998
[2,4] Federal National Mortgage Assn.		0.173%	11/14/13	15,000	14,997
[2,4] Federal National Mortgage Assn.		0.182%	9/11/14	25,000	24,993
[2,4] Federal National Mortgage Assn.		0.174%	2/27/15	25,000	24,988
2	Freddie Mac Discount Notes	0.160%	5/20/13	6,000	5,999
2	Freddie Mac Discount Notes	0.160%	5/21/13	11,000	10,998
2	Freddie Mac Discount Notes	0.158%	6/3/13	5,000	4,999
2	Freddie Mac Discount Notes	0.180%	7/15/13	2,375	2,374
2	Freddie Mac Discount Notes	0.170%	8/13/13	2,500	2,498
2	Freddie Mac Discount Notes	0.150%	8/26/13	1,500	1,499
	United States Treasury Bill	0.165%	5/2/13	10,000	9,999
	United States Treasury Bill	0.085%	5/16/13	10,000	9,999
	United States Treasury Bill	0.145%	5/30/13	30,000	29,993
	United States Treasury Bill	0.128%–0.130%	7/5/13	10,000	9,997
	United States Treasury Bill	0.108%–0.110%	8/1/13	20,000	19,993
	United States Treasury Bill	0.112%	8/8/13	20,000	19,992
	United States Treasury Bill	0.118%	8/15/13	35,000	34,984
	United States Treasury Bill	0.133%	8/22/13	20,000	19,989
	United States Treasury Bill	0.108%	9/26/13	15,000	14,992
	United States Treasury Note/Bond	3.125%	4/30/13	3,374	3,382
	United States Treasury Note/Bond	3.625%	5/15/13	3,734	3,750
	United States Treasury Note/Bond	1.125%	6/15/13	13,720	13,748
	United States Treasury Note/Bond	3.375%	6/30/13	30,218	30,462
	United States Treasury Note/Bond	1.000%	7/15/13	4,000	4,010
	United States Treasury Note/Bond	3.375%	7/31/13	6,131	6,198
	United States Treasury Note/Bond	0.750%	8/15/13	10,000	10,023

United States Treasury Note/Bond	4.250%	8/15/13	11,895	12,079
Total U.S. Government and Agency Obligations (Cost $465,417)				465,417
Commercial Paper (21.6%)
Bank Holding Company (0.2%)
PNC Bank NA	0.180%	4/8/13	2,000	2,000

Finance - Auto (2.6%)
5 American Honda Finance Corp.	4.625%	4/2/13	2,200	2,200
American Honda Finance Corp.	0.160%	4/11/13	500	500
American Honda Finance Corp.	0.170%	5/22/13	2,000	2,000
American Honda Finance Corp.	0.170%	5/29/13	2,250	2,249
American Honda Finance Corp.	0.155%	6/14/13	1,000	1,000
American Honda Finance Corp.	0.170%	6/18/13	500	500
American Honda Finance Corp.	0.160%	6/19/13	3,000	2,999
American Honda Finance Corp.	0.160%	6/20/13	1,000	1,000
6 BMW US Capital LLC	0.170%	4/2/13	500	500
6 BMW US Capital LLC	0.160%	4/8/13	500	500
6 BMW US Capital LLC	0.160%	4/11/13	1,000	1,000
6 BMW US Capital LLC	0.160%	4/16/13	500	500
6 BMW US Capital LLC	0.140%	4/30/13	1,000	1,000
6 BMW US Capital LLC	0.170%	5/21/13	250	250
6 BMW US Capital LLC	0.170%	5/30/13	1,250	1,250
6 BMW US Capital LLC	0.160%	6/28/13	1,500	1,499
Toyota Motor Credit Corp.	0.270%	4/1/13	2,000	2,000
Toyota Motor Credit Corp.	0.140%	4/26/13	250	250
Toyota Motor Credit Corp.	0.290%	5/10/13	1,650	1,649
Toyota Motor Credit Corp.	0.180%	7/1/13	2,000	1,999
Toyota Motor Credit Corp.	0.240%	7/10/13	1,000	999
Toyota Motor Credit Corp.	0.240%	7/15/13	850	849
Toyota Motor Credit Corp.	0.220%	8/19/13	1,500	1,499
				28,192
Finance - Other (4.6%)
6 Chariot Funding LLC	0.210%	4/2/13	500	500
6 Chariot Funding LLC	0.210%	4/3/13	500	500
6 Chariot Funding LLC	0.200%	4/4/13	1,000	1,000
6 Chariot Funding LLC	0.200%	4/8/13	500	500
6 Chariot Funding LLC	0.200%	4/9/13	250	250
6 Chariot Funding LLC	0.200%	4/10/13	1,000	1,000
General Electric Capital Corp.	0.140%	5/13/13	1,500	1,500
General Electric Capital Corp.	0.140%	5/20/13	2,000	1,999
General Electric Capital Corp.	0.140%	5/21/13	2,000	1,999
General Electric Capital Corp.	0.140%	5/22/13	3,000	2,999
General Electric Capital Corp.	0.140%	5/23/13	1,500	1,500
General Electric Capital Corp.	0.150%	6/24/13	2,000	1,999
6 Jupiter Securitization Co. LLC	0.210%	4/2/13	1,000	1,000
6 Jupiter Securitization Co. LLC	0.210%	4/3/13	1,500	1,500
6 Jupiter Securitization Co. LLC	0.200%	4/4/13	1,000	1,000
6 Jupiter Securitization Co. LLC	0.200%	4/5/13	500	500
6 Jupiter Securitization Co. LLC	0.200%	4/8/13	1,000	1,000
6 Jupiter Securitization Co. LLC	0.200%	4/9/13	250	250
6 Jupiter Securitization Co. LLC	0.200%	4/10/13	500	500
6 Jupiter Securitization Co. LLC	0.190%	5/1/13	500	500
6 Jupiter Securitization Co. LLC	0.180%	5/7/13	1,500	1,500
6 Jupiter Securitization Co. LLC	0.180%	5/8/13	900	900
6 Jupiter Securitization Co. LLC	0.180%	6/7/13	250	250
6 Jupiter Securitization Co. LLC	0.180%	6/28/13	500	500
6 Old Line Funding LLC	0.190%	4/8/13	536	536

6	Old Line Funding LLC	0.190%	4/9/13	250	250
6	Old Line Funding LLC	0.190%	4/10/13	500	500
6	Old Line Funding LLC	0.190%	4/11/13	500	500
6	Old Line Funding LLC	0.190%	4/12/13	750	750
6	Old Line Funding LLC	0.190%	4/18/13	500	500
6	Old Line Funding LLC	0.190%	4/22/13	1,250	1,250
6	Old Line Funding LLC	0.190%	4/23/13	250	250
6	Old Line Funding LLC	0.190%	4/24/13	250	250
6	Old Line Funding LLC	0.190%	5/1/13	1,075	1,075
6	Old Line Funding LLC	0.190%	5/6/13	1,165	1,165
6	Old Line Funding LLC	0.180%	5/7/13	1,040	1,040
6	Old Line Funding LLC	0.180%	5/8/13	1,000	1,000
6	Old Line Funding LLC	0.180%	5/14/13	617	617
6	Old Line Funding LLC	0.180%	5/15/13	518	518
6	Old Line Funding LLC	0.180%	5/28/13	500	500
6	Old Line Funding LLC	0.180%	6/10/13	500	500
6	Old Line Funding LLC	0.180%	6/11/13	1,000	999
6	Old Line Funding LLC	0.180%	6/12/13	1,000	999
6	Old Line Funding LLC	0.180%	6/14/13	613	613
6	Old Line Funding LLC	0.180%	6/18/13	500	500
6	Old Line Funding LLC	0.180%	6/27/13	2,030	2,029
6	Straight-A Funding LLC	0.190%	4/19/13	500	500
6	Straight-A Funding LLC	0.190%	4/22/13	530	530
6	Straight-A Funding LLC	0.190%	4/26/13	568	568
6	Straight-A Funding LLC	0.180%	6/3/13	264	264
6	Straight-A Funding LLC	0.180%	6/3/13	1,000	999
6	Straight-A Funding LLC	0.180%	6/3/13	1,000	999
6	Straight-A Funding LLC	0.180%	6/6/13	250	250
6	Straight-A Funding LLC	0.180%	6/7/13	3,000	2,999
6	Straight-A Funding LLC	0.180%	6/7/13	500	500
					49,096
Foreign Banks (2.2%)
6	Commonwealth Bank of Australia	0.270%	5/9/13	2,000	1,999
6	Commonwealth Bank of Australia	0.285%	5/23/13	3,000	2,999
6	National Australia Funding Delaware Inc.	0.235%	8/5/13	4,000	3,997
	Royal Bank of Canada	0.150%–0.160%	6/21/13	2,000	1,999
[4,6] Westpac Banking Corp.		0.224%	4/3/13	3,500	3,500
[4,6] Westpac Banking Corp.		0.203%	5/7/13	2,000	2,000
[4,6] Westpac Banking Corp.		0.223%	5/20/13	1,500	1,500
[4,6] Westpac Banking Corp.		0.214%	8/1/13	5,000	5,000
					22,994
Foreign Governments (3.3%)
5	CPPIB Capital Inc.	0.180%	5/6/13	2,000	2,000
5	CPPIB Capital Inc.	0.160%	6/10/13	500	500
5	CPPIB Capital Inc.	0.160%	6/14/13	2,000	1,999
5	CPPIB Capital Inc.	0.160%	6/17/13	1,500	1,499
5	CPPIB Capital Inc.	0.160%	6/20/13	500	500
5	CPPIB Capital Inc.	0.160%	7/2/13	1,000	999
5	CPPIB Capital Inc.	0.200%	7/12/13	1,000	999
	Export Development Canada	0.200%	4/11/13	1,000	1,000
	Export Development Canada	0.170%	4/22/13	2,658	2,658
	Export Development Canada	0.175%	6/3/13	500	500
	Export Development Canada	0.180%	6/14/13	500	500
	Province of Ontario	0.150%	4/8/13	1,000	1,000
	Province of Ontario	0.150%	4/9/13	2,250	2,250
	Province of Ontario	0.150%	4/11/13	1,500	1,500
	Province of Ontario	0.150%–0.170%	4/15/13	750	750

Province of Ontario	0.165%	4/18/13	700	700
Province of Ontario	0.150%	6/28/13	2,000	1,999
5 PSP Capital Inc.	0.180%	5/15/13	1,000	1,000
5 PSP Capital Inc.	0.190%	5/22/13	300	300
5 PSP Capital Inc.	0.190%	5/23/13	250	250
5 PSP Capital Inc.	0.180%	6/6/13	500	500
5 PSP Capital Inc.	0.180%	6/14/13	6,000	5,998
Queensland Treasury Corp.	0.190%	5/22/13	1,500	1,500
Queensland Treasury Corp.	0.160%	6/11/13	500	500
Queensland Treasury Corp.	0.170%	6/21/13	500	500
Queensland Treasury Corp.	0.200%	7/1/13	1,000	999
Queensland Treasury Corp.	0.250%	8/21/13	2,000	1,998
				34,898
Foreign Industrial (5.0%)
6 Nestle Capital Corp.	0.260%	5/13/13	4,500	4,498
6 Nestle Capital Corp.	0.230%	5/17/13	750	750
6 Nestle Capital Corp.	0.230%	5/21/13	399	399
6 Nestle Capital Corp.	0.150%	7/8/13	3,000	2,999
6 Nestle Capital Corp.	0.180%	8/12/13	500	500
6 Nestle Capital Corp.	0.170%	8/13/13	2,000	1,999
6 Nestle Capital Corp.	0.200%	9/6/13	500	499
6 Nestle Capital Corp.	0.250%	9/17/13	3,000	2,996
Nestle Finance International Ltd.	0.210%	4/15/13	2,100	2,100
Nestle Finance International Ltd.	0.130%	5/13/13	1,500	1,500
Nestle Finance International Ltd.	0.160%	6/3/13	1,000	1,000
Nestle Finance International Ltd.	0.155%	6/13/13	2,000	1,999
Nestle Finance International Ltd.	0.155%	6/24/13	3,500	3,499
Nestle Finance International Ltd.	0.155%	6/26/13	250	250
Nestle Finance International Ltd.	0.155%	6/27/13	500	500
Nestle Finance International Ltd.	0.155%	7/2/13	2,000	1,999
Nestle Finance International Ltd.	0.190%	8/13/13	1,000	999
Nestle Finance International Ltd.	0.190%	8/14/13	3,000	2,998
Nestle Finance International Ltd.	0.190%	8/16/13	1,000	999
6 Roche Holdings Inc.	0.130%	5/7/13	250	250
6 Roche Holdings Inc.	0.170%	5/21/13	500	500
6 Roche Holdings Inc.	0.170%	5/28/13	750	750
6 Roche Holdings Inc.	0.170%	5/29/13	250	250
6 Roche Holdings Inc.	0.170%	5/30/13	500	500
6 Roche Holdings Inc.	0.170%	5/31/13	750	750
6 Roche Holdings Inc.	0.170%	6/5/13	1,250	1,249
6 Roche Holdings Inc.	0.170%	6/6/13	1,000	1,000
6 Roche Holdings Inc.	0.150%	6/12/13	1,000	1,000
6 Roche Holdings Inc.	0.150%	6/28/13	500	500
Toyota Credit Canada Inc.	0.260%	4/9/13	5,000	5,000
Toyota Credit Canada Inc.	0.290%	4/23/13	250	250
Toyota Credit Canada Inc.	0.170%	6/19/13	1,000	999
Toyota Credit Canada Inc.	0.240%	7/8/13	500	500
Toyota Credit Canada Inc.	0.260%	7/29/13	5,500	5,495
6 Unilever Capital Corp.	0.170%	6/4/13	1,500	1,499
				52,975
Industrial (3.7%)
6 Emerson Electric Co.	0.150%	4/8/13	250	250
6 Google Inc.	0.200%	5/21/13	750	750
6 Google Inc.	0.140%	6/18/13	1,000	1,000
6 Google Inc.	0.160%	7/23/13	500	500
6 Procter & Gamble Co.	0.140%	6/10/13	3,000	2,999
6 Syngenta Wilmington Inc.	0.180%	6/17/13	500	500

6 Syngenta Wilmington Inc.	0.180%	6/24/13	500	500
6 The Coca-Cola Co.	0.220%	5/6/13	2,000	2,000
6 The Coca-Cola Co.	0.220%	5/7/13	1,000	1,000
6 The Coca-Cola Co.	0.220%	5/15/13	3,000	2,999
6 The Coca-Cola Co.	0.170%	5/20/13	1,000	1,000
6 The Coca-Cola Co.	0.220%–0.240%	6/3/13	9,500	9,496
6 The Coca-Cola Co.	0.200%	6/4/13	1,000	1,000
6 The Coca-Cola Co.	0.180%	6/5/13	2,000	1,999
6 The Coca-Cola Co.	0.160%	7/15/13	1,000	999
6 The Coca-Cola Co.	0.200%	8/29/13	3,000	2,997
6 The Coca-Cola Co.	0.200%	9/3/13	4,000	3,996
6 The Walt Disney Co.	0.150%	4/11/13	1,000	1,000
6 The Walt Disney Co.	0.150%	4/15/13	1,000	1,000
6 Wal-Mart Stores, Inc.	0.120%	4/30/13	1,000	1,000
6 Wal-Mart Stores, Inc.	0.130%	5/2/13	2,000	2,000
				38,985
Total Commercial Paper (Cost $229,140)				229,140
Certificates of Deposit (23.5%)
Domestic Banks (5.2%)
Branch Banking & Trust Co.	0.150%	5/8/13	1,000	1,000
Branch Banking & Trust Co.	0.150%	5/13/13	1,000	1,000
Branch Banking & Trust Co.	0.150%	5/13/13	3,000	3,000
JPMorgan Chase Bank NA	0.180%	6/18/13	4,000	4,000
State Street Bank & Trust Co.	0.170%	4/8/13	8,000	8,000
State Street Bank & Trust Co.	0.180%	4/9/13	2,000	2,000
State Street Bank & Trust Co.	0.180%	4/10/13	750	750
State Street Bank & Trust Co.	0.230%	4/16/13	10,000	10,000
State Street Bank & Trust Co.	0.250%	6/10/13	6,000	6,000
4 Wells Fargo Bank NA	0.174%	9/5/13	7,000	7,000
4 Wells Fargo Bank NA	0.202%	9/11/13	4,000	4,000
4 Wells Fargo Bank NA	0.192%	9/13/13	8,000	8,000
				54,750
Eurodollar Certificates of Deposit (8.1%)
4 Australia & New Zealand Banking Group, Ltd.	0.223%	4/19/13	4,000	4,000
Australia & New Zealand Banking Group, Ltd.	0.250%	4/19/13	5,000	5,000
Australia & New Zealand Banking Group, Ltd.	0.250%	4/24/13	6,000	6,000
4 Australia & New Zealand Banking Group, Ltd.	0.223%	5/16/13	2,000	2,000
4 Australia & New Zealand Banking Group, Ltd.	0.213%	8/7/13	3,000	3,000
4 Australia & New Zealand Banking Group, Ltd.	0.214%	8/27/13	3,000	3,000
4 Commonwealth Bank of Australia	0.222%	4/9/13	8,000	8,000
4 Commonwealth Bank of Australia	0.233%	4/16/13	6,000	6,000
4 Commonwealth Bank of Australia	0.243%	5/16/13	4,000	4,000
4 Commonwealth Bank of Australia	0.222%	8/13/13	1,000	1,000
4 Commonwealth Bank of Australia	0.214%	8/26/13	8,000	8,000
4 National Australia Bank Ltd.	0.254%	4/2/13	9,000	9,000
4 National Australia Bank Ltd.	0.254%	4/23/13	6,000	6,000
4 National Australia Bank Ltd.	0.254%	4/25/13	5,000	5,000
4 National Australia Bank Ltd.	0.193%	9/18/13	7,000	7,000
4 National Australia Bank Ltd.	0.000%	10/2/13	9,000	9,000
				86,000
Yankee Certificates of Deposit (10.2%)
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.202%	4/11/13	4,000	4,000
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.204%	4/23/13	2,000	2,000

4	Australia & New Zealand Banking Group, Ltd.
	(New York Branch)	0.204%	5/7/13	2,000	2,000
4	Australia & New Zealand Banking Group, Ltd.
	(New York Branch)	0.205%	5/7/13	1,000	1,000
	Bank of Montreal (Chicago Branch)	0.230%	4/4/13	4,000	4,000
	Bank of Montreal (Chicago Branch)	0.190%	4/23/13	1,500	1,500
	Bank of Montreal (Chicago Branch)	0.190%	4/26/13	3,500	3,500
	Bank of Montreal (Chicago Branch)	0.190%	5/2/13	1,500	1,500
	Bank of Montreal (Chicago Branch)	0.190%	5/6/13	2,000	2,000
	Bank of Montreal (Chicago Branch)	0.200%	5/8/13	3,000	3,000
	Bank of Montreal (Chicago Branch)	0.190%	6/14/13	5,000	5,000
	Bank of Montreal (Chicago Branch)	0.190%	6/18/13	1,000	1,000
4	Bank of Nova Scotia (Houston Branch)	0.224%	4/5/13	8,000	8,000
4	Bank of Nova Scotia (Houston Branch)	0.234%	4/23/13	10,000	10,000
4	Bank of Nova Scotia (Houston Branch)	0.234%	4/24/13	3,000	3,000
4	Bank of Nova Scotia (Houston Branch)	0.223%	5/7/13	3,000	3,000
	Canadian Imperial Bank of Commerce	0.140%	6/26/13	1,500	1,500
	Canadian Imperial Bank of Commerce (New
	York Branch)	0.520%	4/4/13	5,300	5,300
4	Canadian Imperial Bank of Commerce (New
	York Branch)	0.305%	5/7/13	1,250	1,250
4	National Australia Bank Ltd. (New York Branch)	0.282%	8/13/13	1,000	1,000
	Royal Bank of Canada (New York Branch)	0.160%	6/21/13	1,000	1,000
	Royal Bank of Canada (New York Branch)	0.170%	6/21/13	2,500	2,500
4	Toronto Dominion Bank (New York Branch)	0.204%	4/26/13	5,000	5,000
4	Toronto Dominion Bank (New York Branch)	0.204%	5/7/13	6,000	6,000
	Toronto Dominion Bank (New York Branch)	0.240%	5/20/13	500	500
4	Toronto Dominion Bank (New York Branch)	0.294%	5/30/13	1,000	1,000
4	Toronto Dominion Bank (New York Branch)	0.204%	6/26/13	2,000	2,000
4	Toronto Dominion Bank (New York Branch)	0.203%	7/16/13	5,000	5,000
	Toronto Dominion Bank (New York Branch)	0.305%	7/19/13	4,000	4,001
4	Toronto Dominion Bank (New York Branch)	0.204%	8/5/13	3,000	3,000
4	Toronto Dominion Bank (New York Branch)	0.204%	8/6/13	3,500	3,500
4	Toronto Dominion Bank (New York Branch)	0.203%	9/16/13	1,000	1,000
4	Westpac Banking Corp. (New York Branch)	0.204%	5/2/13	4,000	4,000
4	Westpac Banking Corp. (New York Branch)	0.374%	5/3/13	1,000	1,000
4	Westpac Banking Corp. (New York Branch)	0.254%	6/3/13	5,000	5,001
					108,052
Total Certificates of Deposit (Cost $248,802)					248,802
Repurchase Agreements (0.1%)
	RBC Capital Markets LLC
	(Dated 3/28/13, Repurchase Value
	$1,000,000, collateralized by U.S. Treasury
	Note/Bond 5.250%, 11/15/28)
	(Cost $1,000)	0.170%	4/1/13	1,000	1,000
Taxable Municipal Bonds (0.5%)
[5,7] BlackRock Municipal Bond Trust TOB VRDO		0.200%	4/1/13	185	185
[5,7] BlackRock Municipal Income Investment Quality
	Trust TOB VRDO	0.200%	4/1/13	100	100
[5,7] BlackRock Municipal Income Trust TOB VRDO		0.200%	4/1/13	1,650	1,650
[5,7] BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.200%	4/1/13	150	150
[5,7] BlackRock MuniHoldings Fund, Inc. TOB VRDO		0.200%	4/1/13	195	195
[5,7] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.200%	4/1/13	205	205

[5,7] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.200%	4/1/13	1,550	1,550
[5,7] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.200%	4/1/13	130	130
[5,7] BlackRock Strategic Municipal Trust TOB VRDO		0.200%	4/1/13	100	100
[5,7] Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.230%	4/4/13	145	145
5	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.230%	4/4/13	100	100
5	New York State Urban Development Corp.
	Revenue (Personal Income Tax) TOB VRDO	0.200%	4/1/13	250	250
5	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.230%	4/4/13	100	100
Total Taxable Municipal Bonds (Cost $4,860)					4,860
Tax-Exempt Municipal Bonds (2.6%)
7	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Miramar Apartments)
	VRDO	0.110%	4/4/13	100	100
7	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Southport Apartments)
	VRDO	0.110%	4/4/13	200	200
7	Albany NY Industrial Development Agency
	Revenue (The College of Saint Rose Project)
	VRDO	0.130%	4/4/13	250	250
7	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.130%	4/4/13	665	665
7	Ascension Parish LA Industrial Development
	Board Revenue (IMTT-Geismar Project)
	VRDO	0.120%	4/4/13	1,000	1,000
7	California Housing Finance Agency Multifamily
	Housing Revenue VRDO	0.120%	4/4/13	200	200
7	California Statewide Communities Development
	Authority Multifamily Housing Revenue
	(Belmont Project) VRDO	0.120%	4/4/13	100	100
7	California Statewide Communities Development
	Authority Multifamily Housing Revenue
	(Wilshire Court Project) VRDO	0.120%	4/4/13	100	100
7	Clackamas County OR Hospital Facility
	Authority Revenue (Legacy Health System)
	VRDO	0.120%	4/4/13	100	100
7	Cobb County GA Hospital Authority Revenue
	(Equipment Pool Project) VRDO	0.120%	4/4/13	100	100
7	Colorado Health Facilities Authority Revenue
	(Evangelical Lutheran Good Samaritan
	Society Project) VRDO	0.110%	4/4/13	250	250
	Connecticut Health & Educational Facilities
	Authority Revenue (Yale University) VRDO	0.090%	4/4/13	400	400
	Curators of the University of Missouri System
	Facilities Revenue VRDO	0.100%	4/4/13	1,250	1,250
7	Fairfax County VA Economic Development
	Authority Resource Recovery Revenue
	(Lorton Arts Foundation Project) VRDO	0.140%	4/4/13	100	100
7	Greenville County SC Hospital System Revenue
	VRDO	0.120%	4/4/13	250	250
	Gulf Coast TX Industrial Development Authority
	Revenue (ExxonMobil Project) VRDO	0.130%	4/1/13	600	600

7 Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.120%	4/4/13	130	130
7 Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	4/4/13	250	250
7 Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	4/4/13	50	50
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.130%	4/4/13	160	160
7 Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.090%	4/4/13	265	265
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.120%	4/4/13	220	220
7 Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.120%	4/4/13	500	500
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.100%	4/4/13	1,000	1,000
7 Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital) VRDO	0.140%	4/4/13	100	100
7 Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.110%	4/4/13	500	500
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.130%	4/1/13	510	510
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.140%	4/1/13	400	400
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.130%	4/1/13	300	300
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.100%	4/4/13	500	500
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.100%	4/4/13	400	400
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.100%	4/4/13	200	200
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.120%	4/4/13	985	985
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Related-Sierra Development) VRDO	0.120%	4/4/13	435	435
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (West
End Towers) VRDO	0.120%	4/4/13	300	300
7 New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.100%	4/4/13	1,000	1,000
7 New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.110%	4/4/13	200	200

7 New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.100%	4/4/13	265	265
7 New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.120%	4/4/13	600	600
7 New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.120%	4/4/13	1,100	1,100
7 New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.120%	4/4/13	200	200
7 New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.110%	4/4/13	500	500
7 New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.110%	4/4/13	1,230	1,230
7 New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.120%	4/4/13	100	100
7 New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.120%	4/4/13	400	400
7 New York State Housing Finance Agency
Housing Revenue (Clinton Green South)
VRDO	0.120%	4/4/13	125	125
7 New York State Housing Finance Agency
Housing Revenue (Clinton Park) VRDO	0.140%	4/4/13	250	250
7 New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.120%	4/4/13	300	300
7 New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.120%	4/4/13	500	500
7 New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.100%	4/4/13	400	400
7 New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.110%	4/4/13	100	100
7 North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.140%	4/4/13	250	250
7 North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)
VRDO	0.110%	4/4/13	400	400
7 North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed) VRDO	0.140%	4/4/13	500	500
Ohio State University General Receipts
Revenue VRDO	0.100%	4/4/13	1,300	1,300
7 Piedmont SC Municipal Power Agency Revenue
VRDO	0.120%	4/4/13	250	250
7 Rhode Island Health & Educational Building
Corp. Higher Education Facility Revenue
(Rogers Williams University) VRDO	0.120%	4/4/13	100	100
7 Richmond CA Multifamily Housing Revenue
(Baycliff Apartments Project) VRDO	0.110%	4/4/13	200	200
7 Russell County VA Industrial Development
Authority Hospital Revenue (STS Health
Alliance) VRDO	0.120%	4/4/13	100	100
7 Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.120%	4/4/13	250	250

7 San Diego CA Housing Authority Multifamily
Housing Revenue (Villa Nueva Apartments)
VRDO	0.110%	4/4/13	300	300
7 Simi Valley CA Multifamily Housing Revenue
(Parker Ranch Project) VRDO	0.110%	4/4/13	200	200
7 Smyth County VA Industrial Development
Authority Hospital Revenue VRDO	0.120%	4/4/13	250	250
7 St. Cloud MN Health Care Revenue (Centracare
Health System) VRDO	0.120%	4/4/13	330	330
7 St. Joseph MO Industrial Development Authority
Health Facilities Revenue (Heartland Regional
Medical Center) VRDO	0.110%	4/4/13	235	235
7 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project) VRDO	0.120%	4/4/13	700	700
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.120%	4/4/13	300	300
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.120%	4/4/13	500	500
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.150%	4/4/13	380	380
7 Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.120%	4/4/13	100	100
7 Washington Housing Finance Commission Non-
profit Housing Revenue (Rockwood
Retirement Communities Program) VRDO	0.110%	4/4/13	100	100
7 West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.130%	4/4/13	300	300
7 Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.110%	4/4/13	200	200
Total Tax-Exempt Municipal Bonds (Cost $27,385)				27,385
Corporate Bonds (4.8%)
3M Co.	4.375%	8/15/13	1,320	1,340
Bank of New York Mellon Corp.	4.500%	4/1/13	8,155	8,155
General Electric Capital Corp.	4.800%	5/1/13	250	251
4 General Electric Capital Corp.	0.443%	5/8/13	7,000	7,002
John Deere Capital Corp.	4.500%	4/3/13	1,320	1,320
Royal Bank of Canada	2.100%	7/29/13	4,873	4,902
4 Royal Bank of Canada (New York Branch)	0.345%	8/6/13	5,000	5,002
4 Total Capital Canada Ltd.	0.383%	5/13/13	7,050	7,052
Wal-Mart Stores Inc.	4.250%	4/15/13	9,905	9,920
Wal-Mart Stores Inc.	4.550%	5/1/13	1,632	1,638
Westpac Banking Corp.	2.100%	8/2/13	4,135	4,160
Total Corporate Bonds (Cost $50,742)				50,742
Sovereign Bonds (U.S. Dollar-Denominated) (1.4%)
Province of British Columbia	4.300%	5/30/13	2,553	2,570
4 Province of Ontario	0.456%	5/7/13	3,000	3,001
Province of Ontario	3.500%	7/15/13	8,764	8,847
Total Sovereign Bonds (Cost $14,418)				14,418
			Shares
Money Market Funds (2.4%)
8 Vanguard Municipal Cash Management Fund
(Cost $25,375)	0.119%	4/1/13	25,375,460	25,375

Total Investments (100.8%) (Cost $1,067,139)	1,067,139
Other Assets and Liabilities - Net (-0.8%)	(7,968)
Net Assets (100%)	1,059,171

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the aggregate value of these securities was $23,604,000, representing 2.2% of net assets.
6 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At March 31,
2013, the aggregate value of these securities was $126,467,000, representing 11.9% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.

B. Repurchase Agreements: The portfolio may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the portfolio may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The portfolio's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the portfolio's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Total Bond Market Index Portfolio

Schedule of Investments
As of March 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (67.7%)
U.S. Government Securities (38.9%)
United States Treasury Note/Bond	1.250%	4/15/14	20,900	21,132
United States Treasury Note/Bond	1.875%	4/30/14	6,000	6,110
United States Treasury Note/Bond	1.000%	5/15/14	3,160	3,189
United States Treasury Note/Bond	4.750%	5/15/14	1,050	1,104
United States Treasury Note/Bond	2.250%	5/31/14	8,600	8,806
United States Treasury Note/Bond	0.750%	6/15/14	3,790	3,815
United States Treasury Note/Bond	2.625%	6/30/14	7,145	7,360
United States Treasury Note/Bond	0.625%	7/15/14	2,025	2,036
United States Treasury Note/Bond	2.625%	7/31/14	14,670	15,144
United States Treasury Note/Bond	0.500%	8/15/14	5,650	5,673
United States Treasury Note/Bond	4.250%	8/15/14	11,525	12,164
United States Treasury Note/Bond	2.375%	8/31/14	9,825	10,124
United States Treasury Note/Bond	0.250%	9/15/14	2,850	2,851
United States Treasury Note/Bond	2.375%	9/30/14	420	434
United States Treasury Note/Bond	0.500%	10/15/14	6,400	6,427
United States Treasury Note/Bond	2.375%	10/31/14	4,130	4,269
United States Treasury Note/Bond	0.375%	11/15/14	8,625	8,645
United States Treasury Note/Bond	4.250%	11/15/14	7,000	7,455
United States Treasury Note/Bond	2.125%	11/30/14	10,300	10,623
United States Treasury Note/Bond	0.250%	12/15/14	12,030	12,036
United States Treasury Note/Bond	0.125%	12/31/14	20	20
United States Treasury Note/Bond	0.250%	1/15/15	1,322	1,322
United States Treasury Note/Bond	0.250%	1/31/15	950	950
United States Treasury Note/Bond	2.250%	1/31/15	6,325	6,558
United States Treasury Note/Bond	0.250%	2/15/15	15,992	15,992
United States Treasury Note/Bond	4.000%	2/15/15	6,932	7,417
United States Treasury Note/Bond	11.250%	2/15/15	7,050	8,497
United States Treasury Note/Bond	0.250%	2/28/15	30,335	30,340
United States Treasury Note/Bond	2.375%	2/28/15	350	364
United States Treasury Note/Bond	0.375%	3/15/15	7,550	7,568
United States Treasury Note/Bond	2.500%	3/31/15	550	575
United States Treasury Note/Bond	0.375%	4/15/15	7,275	7,291
United States Treasury Note/Bond	2.500%	4/30/15	2,550	2,668
United States Treasury Note/Bond	0.250%	5/15/15	8,075	8,070
United States Treasury Note/Bond	4.125%	5/15/15	2,450	2,649
United States Treasury Note/Bond	2.125%	5/31/15	575	598
United States Treasury Note/Bond	0.375%	6/15/15	23,500	23,548
United States Treasury Note/Bond	1.875%	6/30/15	2,200	2,279
United States Treasury Note/Bond	0.250%	7/15/15	4,385	4,382
United States Treasury Note/Bond	1.750%	7/31/15	2,750	2,844
United States Treasury Note/Bond	0.250%	8/15/15	10,107	10,096
United States Treasury Note/Bond	4.250%	8/15/15	1,600	1,749
United States Treasury Note/Bond	10.625%	8/15/15	35	44
United States Treasury Note/Bond	0.250%	10/15/15	4,260	4,253
United States Treasury Note/Bond	1.250%	10/31/15	5,275	5,401
United States Treasury Note/Bond	0.375%	11/15/15	18,975	19,005
United States Treasury Note/Bond	4.500%	11/15/15	10,100	11,200
United States Treasury Note/Bond	9.875%	11/15/15	1,450	1,811
United States Treasury Note/Bond	1.375%	11/30/15	3,135	3,222

United States Treasury Note/Bond	0.250%	12/15/15	7,426	7,411
United States Treasury Note/Bond	2.125%	12/31/15	1,775	1,862
United States Treasury Note/Bond	0.375%	1/15/16	2,943	2,946
United States Treasury Note/Bond	0.375%	2/15/16	22,020	22,041
United States Treasury Note/Bond	4.500%	2/15/16	6,750	7,552
United States Treasury Note/Bond	9.250%	2/15/16	75	94
United States Treasury Note/Bond	2.125%	2/29/16	2,350	2,470
United States Treasury Note/Bond	0.375%	3/15/16	5,175	5,179
United States Treasury Note/Bond	2.375%	3/31/16	4,575	4,849
United States Treasury Note/Bond	2.000%	4/30/16	9,575	10,051
United States Treasury Note/Bond	2.625%	4/30/16	6,875	7,346
United States Treasury Note/Bond	5.125%	5/15/16	10,725	12,297
United States Treasury Note/Bond	7.250%	5/15/16	685	830
United States Treasury Note/Bond	1.750%	5/31/16	2,575	2,685
United States Treasury Note/Bond	3.250%	5/31/16	575	627
United States Treasury Note/Bond	3.250%	6/30/16	700	764
United States Treasury Note/Bond	1.500%	7/31/16	2,325	2,408
United States Treasury Note/Bond	3.250%	7/31/16	1,825	1,996
United States Treasury Note/Bond	4.875%	8/15/16	1,500	1,723
United States Treasury Note/Bond	1.000%	8/31/16	4,000	4,075
United States Treasury Note/Bond	3.000%	8/31/16	5,050	5,486
United States Treasury Note/Bond	3.000%	9/30/16	5,850	6,366
United States Treasury Note/Bond	1.000%	10/31/16	1,270	1,294
United States Treasury Note/Bond	3.125%	10/31/16	2,000	2,188
United States Treasury Note/Bond	4.625%	11/15/16	250	287
United States Treasury Note/Bond	7.500%	11/15/16	2,100	2,628
United States Treasury Note/Bond	0.875%	11/30/16	2,500	2,535
United States Treasury Note/Bond	2.750%	11/30/16	20,150	21,800
United States Treasury Note/Bond	0.875%	12/31/16	10,535	10,680
United States Treasury Note/Bond	0.875%	1/31/17	550	557
United States Treasury Note/Bond	3.125%	1/31/17	1,925	2,115
United States Treasury Note/Bond	4.625%	2/15/17	200	231
United States Treasury Note/Bond	0.875%	2/28/17	700	709
United States Treasury Note/Bond	3.000%	2/28/17	125	137
United States Treasury Note/Bond	1.000%	3/31/17	155	158
United States Treasury Note/Bond	3.250%	3/31/17	10,575	11,704
United States Treasury Note/Bond	0.875%	4/30/17	305	309
United States Treasury Note/Bond	4.500%	5/15/17	6,420	7,444
United States Treasury Note/Bond	8.750%	5/15/17	5,125	6,832
United States Treasury Note/Bond	0.625%	5/31/17	2,275	2,279
United States Treasury Note/Bond	2.750%	5/31/17	530	577
United States Treasury Note/Bond	2.500%	6/30/17	13,100	14,144
United States Treasury Note/Bond	0.500%	7/31/17	4,057	4,036
United States Treasury Note/Bond	2.375%	7/31/17	3,775	4,058
United States Treasury Note/Bond	4.750%	8/15/17	2,175	2,563
United States Treasury Note/Bond	8.875%	8/15/17	6,850	9,292
United States Treasury Note/Bond	0.625%	8/31/17	1,555	1,554
United States Treasury Note/Bond	1.875%	8/31/17	4,840	5,102
United States Treasury Note/Bond	0.625%	9/30/17	10,710	10,693
United States Treasury Note/Bond	1.875%	9/30/17	9,200	9,697
United States Treasury Note/Bond	0.750%	10/31/17	6,420	6,440
United States Treasury Note/Bond	1.875%	10/31/17	6,125	6,456
United States Treasury Note/Bond	4.250%	11/15/17	2,975	3,459
United States Treasury Note/Bond	0.625%	11/30/17	1,549	1,545
United States Treasury Note/Bond	0.750%	12/31/17	305	306
United States Treasury Note/Bond	0.875%	1/31/18	12,875	12,968
United States Treasury Note/Bond	2.625%	1/31/18	100	109

United States Treasury Note/Bond	0.750%	2/28/18	2,000	2,001
United States Treasury Note/Bond	2.750%	2/28/18	1,000	1,097
United States Treasury Note/Bond	0.750%	3/31/18	4,000	3,997
United States Treasury Note/Bond	2.875%	3/31/18	3,575	3,947
United States Treasury Note/Bond	2.625%	4/30/18	1,275	1,393
United States Treasury Note/Bond	3.875%	5/15/18	523	604
United States Treasury Note/Bond	9.125%	5/15/18	50	71
United States Treasury Note/Bond	2.375%	5/31/18	2,350	2,538
United States Treasury Note/Bond	2.375%	6/30/18	4,275	4,618
United States Treasury Note/Bond	2.250%	7/31/18	6,250	6,713
United States Treasury Note/Bond	4.000%	8/15/18	1,375	1,606
United States Treasury Note/Bond	1.500%	8/31/18	8,175	8,456
United States Treasury Note/Bond	1.375%	9/30/18	10,500	10,789
United States Treasury Note/Bond	1.750%	10/31/18	10,475	10,969
United States Treasury Note/Bond	3.750%	11/15/18	5,275	6,109
United States Treasury Note/Bond	1.375%	11/30/18	12,775	13,106
United States Treasury Note/Bond	8.875%	2/15/19	260	379
United States Treasury Note/Bond	1.375%	2/28/19	150	153
United States Treasury Note/Bond	1.500%	3/31/19	675	695
United States Treasury Note/Bond	1.250%	4/30/19	275	279
United States Treasury Note/Bond	3.125%	5/15/19	400	451
United States Treasury Note/Bond	1.125%	5/31/19	1,800	1,810
United States Treasury Note/Bond	1.000%	6/30/19	850	847
United States Treasury Note/Bond	3.625%	8/15/19	1,857	2,152
United States Treasury Note/Bond	8.125%	8/15/19	195	281
United States Treasury Note/Bond	1.000%	9/30/19	3,275	3,253
United States Treasury Note/Bond	1.250%	10/31/19	2,625	2,646
United States Treasury Note/Bond	3.375%	11/15/19	18,060	20,687
United States Treasury Note/Bond	1.000%	11/30/19	200	198
United States Treasury Note/Bond	1.125%	12/31/19	2,030	2,024
United States Treasury Note/Bond	1.375%	1/31/20	864	875
United States Treasury Note/Bond	3.625%	2/15/20	27,475	31,948
United States Treasury Note/Bond	8.500%	2/15/20	65	97
United States Treasury Note/Bond	1.250%	2/29/20	4,683	4,695
United States Treasury Note/Bond	3.500%	5/15/20	3,515	4,062
United States Treasury Note/Bond	2.625%	8/15/20	14,350	15,686
United States Treasury Note/Bond	8.750%	8/15/20	9,225	14,117
United States Treasury Note/Bond	2.625%	11/15/20	7,405	8,083
United States Treasury Note/Bond	3.625%	2/15/21	8,225	9,590
United States Treasury Note/Bond	7.875%	2/15/21	2,880	4,284
United States Treasury Note/Bond	3.125%	5/15/21	2,950	3,324
United States Treasury Note/Bond	2.125%	8/15/21	156	163
United States Treasury Note/Bond	2.000%	11/15/21	890	918
United States Treasury Note/Bond	8.000%	11/15/21	1,070	1,632
United States Treasury Note/Bond	2.000%	2/15/22	10	10
United States Treasury Note/Bond	1.750%	5/15/22	212	213
United States Treasury Note/Bond	1.625%	8/15/22	4,271	4,219
United States Treasury Note/Bond	1.625%	11/15/22	17,857	17,556
United States Treasury Note/Bond	7.625%	11/15/22	40	61
United States Treasury Note/Bond	2.000%	2/15/23	15,414	15,621
United States Treasury Note/Bond	7.125%	2/15/23	1,690	2,516
United States Treasury Note/Bond	6.250%	8/15/23	11,615	16,452
United States Treasury Note/Bond	7.500%	11/15/24	25	39
United States Treasury Note/Bond	6.875%	8/15/25	4,325	6,561
United States Treasury Note/Bond	6.000%	2/15/26	2,100	2,992
United States Treasury Note/Bond	6.750%	8/15/26	5	8
United States Treasury Note/Bond	6.500%	11/15/26	765	1,143

United States Treasury Note/Bond	6.625%	2/15/27	1,065	1,611
United States Treasury Note/Bond	6.375%	8/15/27	185	276
United States Treasury Note/Bond	5.500%	8/15/28	2,205	3,059
United States Treasury Note/Bond	5.250%	11/15/28	1,435	1,946
United States Treasury Note/Bond	5.250%	2/15/29	1,140	1,548
United States Treasury Note/Bond	6.125%	8/15/29	930	1,380
United States Treasury Note/Bond	6.250%	5/15/30	550	831
United States Treasury Note/Bond	4.500%	5/15/38	428	546
United States Treasury Note/Bond	3.500%	2/15/39	2,092	2,279
United States Treasury Note/Bond	4.250%	5/15/39	3,000	3,693
United States Treasury Note/Bond	4.500%	8/15/39	7,006	8,960
United States Treasury Note/Bond	4.375%	11/15/39	7,417	9,311
United States Treasury Note/Bond	4.625%	2/15/40	2,850	3,717
United States Treasury Note/Bond	4.375%	5/15/40	985	1,237
United States Treasury Note/Bond	3.875%	8/15/40	8,065	9,347
United States Treasury Note/Bond	4.250%	11/15/40	9,075	11,179
United States Treasury Note/Bond	4.750%	2/15/41	3,156	4,198
United States Treasury Note/Bond	3.125%	11/15/41	5,220	5,262
United States Treasury Note/Bond	3.125%	2/15/42	365	368
United States Treasury Note/Bond	3.000%	5/15/42	8,550	8,388
United States Treasury Note/Bond	2.750%	8/15/42	2,310	2,148
United States Treasury Note/Bond	2.750%	11/15/42	16,775	15,582
				995,654
Agency Bonds and Notes (3.9%)
Egypt Government AID Bonds	4.450%	9/15/15	650	713
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	75	78
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	100	105
1 Federal Farm Credit Banks	2.625%	4/17/14	250	256
1 Federal Farm Credit Banks	3.000%	9/22/14	150	156
1 Federal Farm Credit Banks	1.625%	11/19/14	325	332
1 Federal Farm Credit Banks	0.500%	6/23/15	200	201
1 Federal Farm Credit Banks	1.500%	11/16/15	200	206
1 Federal Farm Credit Banks	4.875%	12/16/15	175	196
1 Federal Farm Credit Banks	1.050%	3/28/16	100	102
1 Federal Farm Credit Banks	5.125%	8/25/16	225	260
1 Federal Farm Credit Banks	4.875%	1/17/17	250	290
1 Federal Farm Credit Banks	5.150%	11/15/19	500	621
1 Federal Home Loan Banks	1.375%	5/28/14	800	811
1 Federal Home Loan Banks	2.500%	6/13/14	375	385
1 Federal Home Loan Banks	5.500%	8/13/14	700	750
1 Federal Home Loan Banks	4.500%	11/14/14	350	374
1 Federal Home Loan Banks	2.750%	12/12/14	200	208
1 Federal Home Loan Banks	0.250%	1/16/15	600	600
1 Federal Home Loan Banks	0.250%	2/20/15	1,000	999
1 Federal Home Loan Banks	3.125%	3/11/16	875	944
1 Federal Home Loan Banks	5.375%	5/18/16	1,000	1,153
1 Federal Home Loan Banks	5.625%	6/13/16	75	87
1 Federal Home Loan Banks	5.125%	10/19/16	525	609
1 Federal Home Loan Banks	4.750%	12/16/16	1,200	1,385
1 Federal Home Loan Banks	4.875%	5/17/17	550	644
1 Federal Home Loan Banks	1.000%	6/21/17	400	405
1 Federal Home Loan Banks	5.000%	11/17/17	225	268
1 Federal Home Loan Banks	5.375%	8/15/18	150	185
1 Federal Home Loan Banks	4.125%	3/13/20	375	443
1 Federal Home Loan Banks	5.250%	12/11/20	425	541
1 Federal Home Loan Banks	5.625%	6/11/21	35	46
1 Federal Home Loan Banks	5.500%	7/15/36	1,400	1,888

2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	2,775	2,842
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	2,225	2,361
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	2,000	2,073
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	350	354
2 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	575	581
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	1,175	1,188
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	275	276
2 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	850	857
2 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	875	880
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	400	419
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	2,000	2,008
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	700	723
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	625	715
2 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	1,000	1,001
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	325	346
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	1,375	1,599
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	775	813
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	1,000	1,012
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	5,000	5,118
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	625	633
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	500	506
2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	700	707
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	200	239
2 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	700	697
2 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	1,000	999
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	550	660
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	825	947
2 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	1,150	1,187
2 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	700	700
2 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	950	946
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	833
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	400	597
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,305
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	250	365
2 Federal National Mortgage Assn.	2.500%	5/15/14	450	461
2 Federal National Mortgage Assn.	1.125%	6/27/14	300	303
2 Federal National Mortgage Assn.	0.875%	8/28/14	2,925	2,952
2 Federal National Mortgage Assn.	3.000%	9/16/14	450	468
2 Federal National Mortgage Assn.	4.625%	10/15/14	725	774
2 Federal National Mortgage Assn.	0.625%	10/30/14	1,085	1,091
2 Federal National Mortgage Assn.	2.625%	11/20/14	1,855	1,927
2 Federal National Mortgage Assn.	0.750%	12/19/14	825	832
2 Federal National Mortgage Assn.	0.375%	3/16/15	700	701
2 Federal National Mortgage Assn.	0.500%	5/27/15	900	903
2 Federal National Mortgage Assn.	0.500%	7/2/15	1,000	1,003
2 Federal National Mortgage Assn.	2.375%	7/28/15	2,250	2,355
2 Federal National Mortgage Assn.	0.500%	9/28/15	1,300	1,304
2 Federal National Mortgage Assn.	4.375%	10/15/15	1,725	1,900
2 Federal National Mortgage Assn.	1.625%	10/26/15	450	465
2 Federal National Mortgage Assn.	0.375%	12/21/15	675	675
2 Federal National Mortgage Assn.	5.000%	3/15/16	150	170
2 Federal National Mortgage Assn.	0.500%	3/30/16	975	977
2 Federal National Mortgage Assn.	2.375%	4/11/16	450	476
2 Federal National Mortgage Assn.	5.250%	9/15/16	550	639
2 Federal National Mortgage Assn.	1.250%	9/28/16	875	896
2 Federal National Mortgage Assn.	1.375%	11/15/16	1,175	1,208
2 Federal National Mortgage Assn.	1.250%	1/30/17	1,000	1,022

2	Federal National Mortgage Assn.	5.000%	2/13/17	1,925	2,244
2	Federal National Mortgage Assn.	1.125%	4/27/17	2,950	3,007
2	Federal National Mortgage Assn.	5.000%	5/11/17	2,000	2,351
2	Federal National Mortgage Assn.	5.375%	6/12/17	1,000	1,193
2	Federal National Mortgage Assn.	0.875%	10/26/17	900	903
2	Federal National Mortgage Assn.	0.875%	12/20/17	1,500	1,501
2	Federal National Mortgage Assn.	0.875%	2/8/18	2,500	2,500
2	Federal National Mortgage Assn.	0.000%	10/9/19	275	242
2	Federal National Mortgage Assn.	6.250%	5/15/29	175	249
2	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,426
2	Federal National Mortgage Assn.	7.250%	5/15/30	300	470
2	Federal National Mortgage Assn.	6.625%	11/15/30	300	448
2	Federal National Mortgage Assn.	5.625%	7/15/37	275	384
1	Financing Corp.	9.650%	11/2/18	225	326
	Israel Government AID Bond	5.500%	12/4/23	50	65
	Israel Government AID Bond	5.500%	4/26/24	475	618
	Private Export Funding Corp.	3.050%	10/15/14	250	260
	Private Export Funding Corp.	1.375%	2/15/17	25	26
	Private Export Funding Corp.	2.250%	12/15/17	125	133
	Private Export Funding Corp.	4.375%	3/15/19	200	236
	Private Export Funding Corp.	1.450%	8/15/19	100	101
	Private Export Funding Corp.	4.300%	12/15/21	100	119
	Private Export Funding Corp.	2.800%	5/15/22	125	133
	Private Export Funding Corp.	2.050%	11/15/22	1,075	1,067
	Private Export Funding Corp.	2.450%	7/15/24	100	101
1	Tennessee Valley Authority	5.500%	7/18/17	275	329
1	Tennessee Valley Authority	4.500%	4/1/18	175	205
1	Tennessee Valley Authority	3.875%	2/15/21	250	292
1	Tennessee Valley Authority	1.875%	8/15/22	175	174
1	Tennessee Valley Authority	6.750%	11/1/25	50	73
1	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,509
1	Tennessee Valley Authority	4.650%	6/15/35	175	206
1	Tennessee Valley Authority	5.880%	4/1/36	250	342
1	Tennessee Valley Authority	5.500%	6/15/38	100	133
1	Tennessee Valley Authority	5.250%	9/15/39	225	290
1	Tennessee Valley Authority	3.500%	12/15/42	200	194
1	Tennessee Valley Authority	4.875%	1/15/48	100	120
1	Tennessee Valley Authority	5.375%	4/1/56	50	65
1	Tennessee Valley Authority	4.625%	9/15/60	180	208
					101,473
Conventional Mortgage-Backed Securities (24.1%)
2,3,4Fannie Mae Pool		2.000%	4/1/28	1,250	1,266
2,3,4Fannie Mae Pool		2.500%	3/1/27–1/1/43	12,320	12,744
2,3,4Fannie Mae Pool		3.000%	11/1/26–4/1/43	35,493	36,929
2,3,4Fannie Mae Pool		3.500%	9/1/25–4/1/43	43,302	45,881
2,3,4Fannie Mae Pool		4.000%	8/1/18–4/1/43	45,350	48,537
2,3,4Fannie Mae Pool		4.500%	2/1/18–4/1/43	34,346	37,101
2,3,4Fannie Mae Pool		5.000%	3/1/17–4/1/43	30,803	33,553
[2,4] Fannie Mae Pool		5.500%	9/1/14–12/1/39	26,336	28,847
[2,4] Fannie Mae Pool		6.000%	11/1/13–4/1/43	18,811	20,701
[2,4] Fannie Mae Pool		6.500%	11/1/14–10/1/39	6,781	7,590
[2,4] Fannie Mae Pool		7.000%	9/1/14–11/1/37	1,737	1,976
[2,4] Fannie Mae Pool		7.500%	11/1/22–2/1/32	134	147
[2,4] Fannie Mae Pool		8.000%	8/1/17–11/1/30	66	72
[2,4] Fannie Mae Pool		8.500%	7/1/22–4/1/31	25	28
[2,4] Fannie Mae Pool		9.000%	7/1/22–12/1/24	2	2
[2,4] Fannie Mae Pool		9.500%	12/1/18–2/1/25	4	4

[2,4] Fannie Mae Pool		10.000%	8/1/20–8/1/21	1	1
2,3,4Freddie Mac Gold Pool		2.000%	4/1/28	475	480
2,3,4Freddie Mac Gold Pool		2.500%	4/1/28–2/1/43	8,225	8,470
2,3,4Freddie Mac Gold Pool		3.000%	3/1/27–4/1/43	17,314	17,979
2,3,4Freddie Mac Gold Pool		3.500%	9/1/25–4/1/43	23,849	25,142
2,3,4Freddie Mac Gold Pool		4.000%	9/1/13–4/1/43	27,161	28,900
[2,4] Freddie Mac Gold Pool		4.500%	1/1/18–3/1/42	25,148	26,939
[2,4] Freddie Mac Gold Pool		5.000%	10/1/17–10/1/41	19,520	21,033
2,3,4Freddie Mac Gold Pool		5.500%	12/1/13–4/1/43	18,433	20,011
[2,4] Freddie Mac Gold Pool		6.000%	5/1/13–3/1/39	12,035	13,178
[2,4] Freddie Mac Gold Pool		6.500%	4/1/13–4/1/39	3,622	4,063
[2,4] Freddie Mac Gold Pool		7.000%	4/1/13–2/1/37	1,039	1,185
[2,4] Freddie Mac Gold Pool		7.500%	9/1/15–10/1/30	75	82
[2,4] Freddie Mac Gold Pool		8.000%	12/1/15–7/1/30	71	82
[2,4] Freddie Mac Gold Pool		8.500%	3/1/23–11/1/30	35	43
[2,4] Freddie Mac Gold Pool		9.000%	5/1/27–5/1/30	6	6
[2,4] Freddie Mac Gold Pool		10.000%	3/1/17	2	2
[2,4] Freddie Mac Non Gold Pool		10.000%	11/1/19	1	1
[3,4] Ginnie Mae I Pool		3.000%	2/15/26–4/1/43	2,311	2,417
[3,4] Ginnie Mae I Pool		3.500%	11/15/25–4/1/43	5,905	6,351
[3,4] Ginnie Mae I Pool		4.000%	10/15/24–4/1/43	10,862	11,835
[3,4] Ginnie Mae I Pool		4.500%	8/15/18–4/1/43	15,603	17,118
4	Ginnie Mae I Pool	5.000%	1/15/18–4/1/43	9,170	10,021
4	Ginnie Mae I Pool	5.500%	6/15/18–9/15/38	6,168	6,786
[3,4] Ginnie Mae I Pool		6.000%	2/15/17–4/1/43	4,831	5,453
4	Ginnie Mae I Pool	6.500%	5/15/13–2/15/39	1,537	1,761
4	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	210	240
4	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	105	116
4	Ginnie Mae I Pool	8.000%	2/15/22–10/15/30	66	73
4	Ginnie Mae I Pool	8.500%	6/15/24–9/15/26	11	13
4	Ginnie Mae I Pool	9.000%	4/15/16–7/15/30	14	16
4	Ginnie Mae I Pool	9.500%	12/15/21	3	4
4	Ginnie Mae I Pool	10.000%	5/15/20	1	1
4	Ginnie Mae II Pool	2.500%	2/20/28–2/20/28	423	443
[3,4] Ginnie Mae II Pool		3.000%	2/20/27–4/1/43	11,261	11,786
[3,4] Ginnie Mae II Pool		3.500%	9/20/25–4/1/43	26,814	28,728
[3,4] Ginnie Mae II Pool		4.000%	9/20/25–4/1/43	18,982	20,600
4	Ginnie Mae II Pool	4.500%	4/20/40–4/1/43	21,120	23,168
4	Ginnie Mae II Pool	5.000%	3/20/18–4/1/43	15,449	17,101
4	Ginnie Mae II Pool	5.500%	6/20/34–8/20/41	4,753	5,237
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	2,681	2,995
4	Ginnie Mae II Pool	6.500% 12/20/35–11/20/39		1,000	1,148
4	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	93	106
					616,492
Nonconventional Mortgage-Backed Securities (0.8%)
2,4,5Fannie Mae Pool		1.859%	4/1/37	40	42
[2,4] Fannie Mae Pool		2.209%	9/1/42	299	311
[2,4] Fannie Mae Pool		2.225%	12/1/41	252	265
2,4,5Fannie Mae Pool		2.235%	6/1/37	42	45
[2,4] Fannie Mae Pool		2.245%	10/1/42	211	219
2,4,5Fannie Mae Pool		2.354%	8/1/37	78	82
2,4,5Fannie Mae Pool		2.392%	12/1/35	87	92
2,4,5Fannie Mae Pool		2.435%	9/1/37	71	77
[2,4] Fannie Mae Pool		2.534%	12/1/40	132	137
2,4,5Fannie Mae Pool		2.551%	1/1/35	161	173
2,4,5Fannie Mae Pool		2.554%	2/1/36	34	34
[2,4] Fannie Mae Pool		2.555%	10/1/40	274	284

[2,4] Fannie Mae Pool	2.612%	11/1/41	244	254
[2,4] Fannie Mae Pool	2.619%	12/1/41	255	267
2,4,5Fannie Mae Pool	2.651%	9/1/34	23	24
2,4,5Fannie Mae Pool	2.667%	1/1/37	77	83
[2,4] Fannie Mae Pool	2.696%	1/1/42	253	263
2,4,5Fannie Mae Pool	2.712%	8/1/35	202	216
[2,4] Fannie Mae Pool	2.784%	3/1/42	266	280
2,4,5Fannie Mae Pool	2.810%	11/1/33	32	35
[2,4] Fannie Mae Pool	2.818%	1/1/42	175	186
[2,4] Fannie Mae Pool	2.829%	3/1/41	155	162
[2,4] Fannie Mae Pool	2.880%	11/1/41	246	255
[2,4] Fannie Mae Pool	2.918%	12/1/40	128	133
[2,4] Fannie Mae Pool	2.969%	5/1/42	122	130
[2,4] Fannie Mae Pool	3.018%	3/1/41	293	307
[2,4] Fannie Mae Pool	3.024%	3/1/42	210	225
[2,4] Fannie Mae Pool	3.039%	2/1/41	107	112
[2,4] Fannie Mae Pool	3.114%	2/1/41	132	138
[2,4] Fannie Mae Pool	3.142%	12/1/40	160	168
[2,4] Fannie Mae Pool	3.151%	2/1/41	157	164
[2,4] Fannie Mae Pool	3.177%	9/1/40	240	252
[2,4] Fannie Mae Pool	3.184%	12/1/40	191	201
[2,4] Fannie Mae Pool	3.214%	8/1/40	216	227
[2,4] Fannie Mae Pool	3.237%	10/1/40	189	199
[2,4] Fannie Mae Pool	3.265%	11/1/40	78	82
[2,4] Fannie Mae Pool	3.267%	1/1/41	165	173
[2,4] Fannie Mae Pool	3.289%	1/1/40	104	109
[2,4] Fannie Mae Pool	3.390%	1/1/40	228	239
[2,4] Fannie Mae Pool	3.401%	5/1/40	89	94
[2,4] Fannie Mae Pool	3.441%	12/1/39	446	468
[2,4] Fannie Mae Pool	3.488%	10/1/39	68	72
[2,4] Fannie Mae Pool	3.505%	5/1/40	71	75
[2,4] Fannie Mae Pool	3.539%	3/1/40	270	285
[2,4] Fannie Mae Pool	3.551%	7/1/41	253	272
[2,4] Fannie Mae Pool	3.580%	8/1/39	94	100
[2,4] Fannie Mae Pool	3.592%	4/1/41	183	193
[2,4] Fannie Mae Pool	3.594%	11/1/39	37	39
[2,4] Fannie Mae Pool	3.634%	11/1/39	105	110
[2,4] Fannie Mae Pool	3.647%	7/1/39	61	64
[2,4] Fannie Mae Pool	3.699%	5/1/40	356	376
[2,4] Fannie Mae Pool	3.786%	2/1/40	374	397
[2,4] Fannie Mae Pool	3.818%	9/1/40	242	256
[2,4] Fannie Mae Pool	4.202%	12/1/39	262	281
2,4,5Fannie Mae Pool	4.417%	11/1/34	55	59
2,4,5Fannie Mae Pool	4.626%	10/1/38	173	186
[2,4] Fannie Mae Pool	4.974%	12/1/33	36	39
[2,4] Fannie Mae Pool	5.057%	3/1/38	142	155
[2,4] Fannie Mae Pool	5.220%	7/1/36	55	60
[2,4] Fannie Mae Pool	5.259%	7/1/38	14	15
[2,4] Fannie Mae Pool	5.573%	5/1/36	83	90
[2,4] Fannie Mae Pool	5.672%	4/1/37	99	108
[2,4] Fannie Mae Pool	5.755%	12/1/37	148	160
[2,4] Fannie Mae Pool	5.930%	10/1/37	104	114
[2,4] Fannie Mae Pool	5.996%	7/1/37	22	24
[2,4] Fannie Mae Pool	6.059%	11/1/36	127	138
2,4,5Fannie Mae Pool	6.074%	6/1/36	7	7
[2,4] Fannie Mae Pool	6.170%	10/1/37	138	150
2,4,5Freddie Mac Non Gold Pool	2.069%	6/1/37	44	45

2,4,5Freddie Mac Non Gold Pool		2.218%	7/1/35	59	63
2,4,5Freddie Mac Non Gold Pool		2.376%	11/1/34	86	93
[2,4] Freddie Mac Non Gold Pool		2.570%	2/1/42	204	211
2,4,5Freddie Mac Non Gold Pool		2.602%	1/1/35	10	11
[2,4] Freddie Mac Non Gold Pool		2.635%	12/1/40	131	137
2,4,5Freddie Mac Non Gold Pool		2.688%	10/1/37	38	39
[2,4] Freddie Mac Non Gold Pool		2.704%	12/1/40	197	205
2,4,5Freddie Mac Non Gold Pool		2.720%	12/1/34	59	61
[2,4] Freddie Mac Non Gold Pool		2.731%	11/1/40	95	99
2,4,5Freddie Mac Non Gold Pool		2.747%	12/1/35	55	57
2,4,5Freddie Mac Non Gold Pool		2.770%	12/1/36	113	118
[2,4] Freddie Mac Non Gold Pool		2.803%	1/1/41	152	158
[2,4] Freddie Mac Non Gold Pool		2.926%	2/1/41	217	228
[2,4] Freddie Mac Non Gold Pool		2.953%	2/1/41	64	67
2,4,5Freddie Mac Non Gold Pool		3.020%	8/1/37	103	111
[2,4] Freddie Mac Non Gold Pool		3.073%	3/1/41	97	102
[2,4] Freddie Mac Non Gold Pool		3.087%	6/1/41	114	119
[2,4] Freddie Mac Non Gold Pool		3.139%	11/1/40	194	204
[2,4] Freddie Mac Non Gold Pool		3.265%	6/1/40	110	116
[2,4] Freddie Mac Non Gold Pool		3.346%	5/1/40	53	56
[2,4] Freddie Mac Non Gold Pool		3.416%	4/1/40	141	148
[2,4] Freddie Mac Non Gold Pool		3.453%	5/1/40	64	68
[2,4] Freddie Mac Non Gold Pool		3.496%	8/1/40	216	226
[2,4] Freddie Mac Non Gold Pool		3.554%	11/1/39	241	254
[2,4] Freddie Mac Non Gold Pool		3.609%	6/1/40	272	287
[2,4] Freddie Mac Non Gold Pool		3.628%	1/1/40	144	152
[2,4] Freddie Mac Non Gold Pool		3.645%	6/1/40	163	172
[2,4] Freddie Mac Non Gold Pool		3.675%	9/1/40	213	225
[2,4] Freddie Mac Non Gold Pool		4.007%	3/1/40	343	364
[2,4] Freddie Mac Non Gold Pool		4.733%	5/1/38	16	17
[2,4] Freddie Mac Non Gold Pool		4.892%	12/1/35	122	128
[2,4] Freddie Mac Non Gold Pool		5.015%	10/1/36	78	82
[2,4] Freddie Mac Non Gold Pool		5.254%	3/1/38	208	227
[2,4] Freddie Mac Non Gold Pool		5.353%	3/1/37	19	21
[2,4] Freddie Mac Non Gold Pool		5.493%	2/1/36	53	57
[2,4] Freddie Mac Non Gold Pool		5.494%	1/1/38	42	45
[2,4] Freddie Mac Non Gold Pool		5.739%	9/1/37	98	108
[2,4] Freddie Mac Non Gold Pool		5.745%	5/1/36	43	45
[2,4] Freddie Mac Non Gold Pool		5.780%	10/1/37	2	2
[2,4] Freddie Mac Non Gold Pool		5.827%	5/1/37	118	129
[2,4] Freddie Mac Non Gold Pool		5.994%	12/1/36	41	45
[2,4] Freddie Mac Non Gold Pool		6.125%	12/1/36	85	93
[2,4] Freddie Mac Non Gold Pool		6.402%	2/1/37	28	30
4	Ginnie Mae II Pool	2.500%	1/20/41–1/20/42	838	881
4	Ginnie Mae II Pool	3.000%	12/20/40–11/20/41	937	982
4	Ginnie Mae II Pool	3.500%	10/20/39–8/20/41	557	589
4	Ginnie Mae II Pool	3.750%	1/20/40	88	93
4	Ginnie Mae II Pool	4.000%	9/20/39–10/20/41	1,060	1,118
4	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	42	44
					19,964
Total U.S. Government and Agency Obligations (Cost $1,665,749)					1,733,583
Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
4	AEP Texas Central Transition Funding LLC	5.170%	1/1/18	100	115
4	Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	175	178
4	Ally Auto Receivables Trust 2012-5	0.850%	1/16/18	140	140

4 AmeriCredit Automobile Receivables Trust
2012-1	1.230%	9/8/16	25	25
4 AmeriCredit Automobile Receivables Trust
2013-1	0.610%	10/10/17	41	41
4 Banc of America Commercial Mortgage Trust
2004-2	4.153%	11/10/38	39	40
4 Banc of America Commercial Mortgage Trust
2004-4	4.877%	7/10/42	510	526
4 Banc of America Commercial Mortgage Trust
2005-1	5.077%	11/10/42	75	76
4 Banc of America Commercial Mortgage Trust
2005-3	4.727%	7/10/43	115	126
4 Banc of America Commercial Mortgage Trust
2005-5	5.115%	10/10/45	700	773
4 Banc of America Commercial Mortgage Trust
2005-6	5.188%	9/10/47	90	101
4 Banc of America Commercial Mortgage Trust
2005-6	5.188%	9/10/47	50	56
4 Banc of America Commercial Mortgage Trust
2006-1	5.372%	9/10/45	475	538
4 Banc of America Commercial Mortgage Trust
2006-1	5.421%	9/10/45	5	6
4 Banc of America Commercial Mortgage Trust
2006-2	5.727%	5/10/45	325	365
4 Banc of America Commercial Mortgage Trust
2006-2	5.762%	5/10/45	85	89
4 Banc of America Commercial Mortgage Trust
2006-4	5.634%	7/10/46	500	559
4 Banc of America Commercial Mortgage Trust
2006-5	5.414%	9/10/47	425	482
4 Banc of America Commercial Mortgage Trust
2006-5	5.448%	9/10/47	50	54
4 Banc of America Commercial Mortgage Trust
2007-1	5.482%	1/15/49	145	158
4 Banc of America Commercial Mortgage Trust
2008-1	6.194%	2/10/51	500	597
6 Bank of Scotland plc	5.250%	2/21/17	375	426
4 Bear Stearns Commercial Mortgage
Securities Trust 2002-TOP8	4.830%	8/15/38	12	11
4 Bear Stearns Commercial Mortgage
Securities Trust 2003-TOP12	4.680%	8/13/39	303	307
4 Bear Stearns Commercial Mortgage
Securities Trust 2004-PWR6	4.868%	11/11/41	60	63
4 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR10	5.405%	12/11/40	130	144
4 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR8	4.750%	6/11/41	110	116
4 Bear Stearns Commercial Mortgage
Securities Trust 2005-TOP20	5.147%	10/12/42	350	391
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR11	5.450%	3/11/39	125	141
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR12	5.757%	9/11/38	150	169
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR13	5.582%	9/11/41	95	109
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.581%	4/12/38	175	196

4 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.581%	4/12/38	125	140
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP24	5.568%	10/12/41	237	271
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.663%	6/11/40	346	353
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.715%	6/11/40	150	174
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.694%	6/11/50	150	178
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.893%	6/11/50	235	277
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.613%	6/11/50	139	142
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	575	675
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.471%	1/12/45	69	81
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	190	212
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.742%	9/11/42	825	973
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.793%	9/11/42	148	154
4 Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	82	82
4 Capital One Multi-asset Execution Trust 2006-
A3	5.050%	12/17/18	1,000	1,122
4 Capital One Multi-asset Execution Trust 2007-
A7	5.750%	7/15/20	225	272
4 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	55	55
4 CD 2005-CD1 Commercial Mortgage Trust	5.218%	7/15/44	300	333
4 CD 2005-CD1 Commercial Mortgage Trust	5.218%	7/15/44	145	160
4 CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	250	285
4 CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	250	286
4 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	496	588
4 CenterPoint Energy Transition Bond Co. IV,
LLC 2012-1	3.028%	10/15/25	350	373
4 Chase Issuance Trust 2008-A11	5.400%	7/15/15	250	254
4 Chase Issuance Trust 2012-A5	0.590%	8/15/17	100	100
4 Chase Issuance Trust 2012-A7	2.160%	9/16/24	213	210
4 Citibank Credit Card Issuance Trust	4.900%	12/12/16	237	255
4 Citibank Credit Card Issuance Trust	5.100%	11/20/17	301	335
4 Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	229	248
4 Citibank Credit Card Issuance Trust 2005-A2	4.850%	3/10/17	125	136
4 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	250	300
4 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	245	295
4 Citibank Credit Card Issuance Trust 2009-A4	4.900%	6/23/16	525	552
4 Citigroup Commercial Mortgage Trust 2005-
C3	4.830%	5/15/43	175	188
4 Citigroup Commercial Mortgage Trust 2006-
C4	5.741%	3/15/49	425	480
4 Citigroup Commercial Mortgage Trust 2006-
C5	5.431%	10/15/49	110	124
4 Citigroup Commercial Mortgage Trust 2006-
C5	5.462%	10/15/49	100	113
4 Citigroup Commercial Mortgage Trust 2007-
C6	5.697%	12/10/49	600	705

4	Citigroup Commercial Mortgage Trust 2008-
	C7	6.053%	12/10/49	536	643
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	75	77
4	COBALT CMBS Commercial Mortgage Trust
	2007-C3	5.811%	5/15/46	300	353
4	COMM 2003-LNB1 Mortgage Trust	4.084%	6/10/38	101	101
4	COMM 2004-LNB2 Mortgage Trust	4.715%	3/10/39	473	483
4	COMM 2005-C6 Mortgage Trust	5.116%	6/10/44	460	510
4	COMM 2006-C7 Mortgage Trust	5.748%	6/10/46	550	622
4	COMM 2006-C7 Mortgage Trust	5.773%	6/10/46	100	111
4	COMM 2006-C8 Mortgage Trust	5.248%	12/10/46	32	32
4	COMM 2007-C9 Mortgage Trust	5.800%	12/10/49	550	655
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	58	60
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	125	126
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	104	107
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	58	59
4	Commercial Mortgage Pass Through
	Certificates	3.101%	3/10/46	65	67
[4,6] Commercial Mortgages Lease-Backed
	Certificates Series 2001-CMLB-1	6.746%	6/20/31	345	364
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.407%	2/15/39	200	222
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.407%	2/15/39	100	110
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.407%	2/15/39	175	197
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.804%	6/15/38	75	84
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.804%	6/15/38	600	672
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.509%	9/15/39	50	55
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C5	5.311%	12/15/39	150	168
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.383%	2/15/40	175	193
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C3	5.680%	6/15/39	200	231
4	CSFB Commercial Mortgage Trust 2004-C1	4.750%	1/15/37	235	239
4	CSFB Commercial Mortgage Trust 2005-C1	5.014%	2/15/38	250	264
4	CSFB Commercial Mortgage Trust 2005-C1	5.075%	2/15/38	117	126
4	CSFB Commercial Mortgage Trust 2005-C4	5.190%	8/15/38	75	82
4	CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	50	54
4	CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	85	92
4	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	275	331
4	Discover Card Execution Note Trust 2008-A4	5.650%	12/15/15	600	606
4	Ford Credit Auto Owner Trust 2009-E	2.420%	11/15/14	92	92
4	Ford Credit Auto Owner Trust 2010-A	2.150%	6/15/15	407	409
4	Ford Credit Auto Owner Trust 2011-A	1.650%	5/15/16	100	101
4	Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	150	152
4	Ford Credit Auto Owner Trust 2012-B	0.720%	12/15/16	100	100
4	Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	104	104
4	GE Capital Credit Card Master Note Trust	1.760%	9/15/22	148	149
4	GE Commercial Mortgage Corp. Series 2005-
	C3 Trust	4.974%	7/10/45	150	163

4 GE Commercial Mortgage Corp. Series 2006-
C1 Trust	5.293%	3/10/44	425	469
4 GE Commercial Mortgage Corp. Series 2006-
C1 Trust	5.293%	3/10/44	175	197
4 GE Commercial Mortgage Corp. Series 2007-
C1 Trust	5.543%	12/10/49	275	312
4 GMAC Commercial Mortgage Securities Inc.
Series 2004-C1 Trust	4.908%	3/10/38	350	359
4 GMAC Commercial Mortgage Securities Inc.
Series 2004-C3 Trust	4.864%	12/10/41	400	422
4 GMAC Commercial Mortgage Securities Inc.
Series 2005-C1 Trust	4.754%	5/10/43	100	108
4 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2004-GG1	5.317%	6/10/36	680	699
4 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG3	4.799%	8/10/42	1,200	1,285
4 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG3	4.859%	8/10/42	100	107
4 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	775	847
4 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG5	5.311%	4/10/37	150	164
4 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2006-GG7	5.866%	7/10/38	250	282
4 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2007-GG9	5.475%	3/10/39	50	56
4 GS Mortgage Securities Corp. II	2.943%	2/10/46	92	94
4 GS Mortgage Securities Corp. II	3.279%	2/10/46	35	36
4 GS Mortgage Securities Trust 2004-GG2	5.396%	8/10/38	300	312
4 GS Mortgage Securities Trust 2006-GG6	5.506%	4/10/38	140	146
4 GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	650	719
4 GS Mortgage Securities Trust 2006-GG6	5.622%	4/10/38	150	167
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	80	87
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	300	323
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	175	186
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	125	125
4 Honda Auto Receivables 2011-1 Owner Trust	1.800%	4/17/17	75	76
4 Honda Auto Receivables 2012-4 Owner Trust	0.660%	12/18/18	125	125
4 Honda Auto Receivables Owner Trust 2013-1	0.480%	11/21/16	136	136
4 Honda Auto Receivables Owner Trust 2013-1	0.620%	3/21/19	109	109
4 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	75	75
4 Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	69	69
4 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	115	115
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	3.143%	12/15/47	52	53
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	3.372%	12/15/47	39	40
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2003-CIBC7	4.879%	1/12/38	718	729
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC10	4.654%	1/12/37	58	58
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC8	4.404%	1/12/39	149	152
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC9	5.585%	6/12/41	499	522
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC11	5.364%	8/12/37	50	54

4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC13	5.339%	1/12/43	50	54
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP2	4.780%	7/15/42	130	141
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP4	4.918%	10/15/42	100	108
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.201%	12/15/44	65	72
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.243%	12/15/44	105	118
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.322%	12/15/44	35	38
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC14	5.451%	12/12/44	75	82
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC16	5.593%	5/12/45	253	286
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP6	5.475%	4/15/43	197	219
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.871%	4/15/45	275	312
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.871%	4/15/45	65	74
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.871%	4/15/45	90	96
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.440%	5/15/45	115	129
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.447%	5/15/45	200	207
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC18	5.440%	6/12/47	250	288
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	525	621
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.883%	2/12/51	75	88
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP11	5.807%	6/15/49	300	347
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	225	244
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	150	151
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	176	189
4 LB-UBS Commercial Mortgage Trust 2003-C7	4.931%	9/15/35	421	424
4 LB-UBS Commercial Mortgage Trust 2003-C8	5.124%	11/15/32	162	164
4 LB-UBS Commercial Mortgage Trust 2004-C7	4.786%	10/15/29	700	729
4 LB-UBS Commercial Mortgage Trust 2005-C1	4.742%	2/15/30	350	369
4 LB-UBS Commercial Mortgage Trust 2005-C2	5.150%	4/15/30	225	243
4 LB-UBS Commercial Mortgage Trust 2005-C5	5.057%	9/15/40	50	54
4 LB-UBS Commercial Mortgage Trust 2005-C7	5.197%	11/15/30	250	274
4 LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	120	133
4 LB-UBS Commercial Mortgage Trust 2006-C3	5.661%	3/15/39	575	653
4 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	82	94
4 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	60	69
4 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	75	83
4 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	275	311
4 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	325	367
4 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	600	692

4 LB-UBS Commercial Mortgage Trust 2008-C1	6.153%	4/15/41	130	153
4 LB-UBS Commercial Mortgage Trust 2008-C1	6.153%	4/15/41	200	239
4 Merrill Lynch Mortgage Trust 2003-KEY1	5.236%	11/12/35	316	322
4 Merrill Lynch Mortgage Trust 2005-CIP1	5.107%	7/12/38	45	48
4 Merrill Lynch Mortgage Trust 2005-LC1	5.291%	1/12/44	343	381
4 Merrill Lynch Mortgage Trust 2006-C1	5.686%	5/12/39	400	460
4 Merrill Lynch Mortgage Trust 2006-C1	5.686%	5/12/39	50	56
4 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	125	141
4 Merrill Lynch Mortgage Trust 2007-C1	5.850%	6/12/50	700	818
4 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	500	586
4 ML-CFC Commercial Mortgage Trust 2006-2	5.891%	6/12/46	600	685
4 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	85	95
4 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	50	56
4 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	465	529
4 ML-CFC Commercial Mortgage Trust 2007-9	5.590%	9/12/49	95	95
4 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	125	147
4 Morgan Stanley Bank of America Merrill Lynch
Trust	3.134%	12/15/48	100	104
4 Morgan Stanley Bank of America Merrill Lynch
Trust	3.376%	12/15/48	50	52
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	100	104
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	68	69
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	14	14
4 Morgan Stanley Capital I Trust 2003-IQ6	4.970%	12/15/41	387	393
4 Morgan Stanley Capital I Trust 2004-HQ4	4.970%	4/14/40	575	596
4 Morgan Stanley Capital I Trust 2004-IQ8	5.110%	6/15/40	62	65
4 Morgan Stanley Capital I Trust 2004-TOP13	4.660%	9/13/45	115	117
4 Morgan Stanley Capital I Trust 2004-TOP15	5.270%	6/13/41	200	206
4 Morgan Stanley Capital I Trust 2005-HQ5	5.168%	1/14/42	125	132
4 Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	225	243
4 Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	95	101
4 Morgan Stanley Capital I Trust 2005-HQ7	5.210%	11/14/42	400	442
4 Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	748	816
4 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	85	93
4 Morgan Stanley Capital I Trust 2005-TOP17	4.780%	12/13/41	99	105
4 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	35	37
4 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	75	81
4 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	135	155
4 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	200	223
4 Morgan Stanley Capital I Trust 2006-HQ8	5.421%	3/12/44	300	333
4 Morgan Stanley Capital I Trust 2006-HQ8	5.470%	3/12/44	118	133
4 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	125	144
4 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	115	130
4 Morgan Stanley Capital I Trust 2006-IQ11	5.679%	10/15/42	240	273
4 Morgan Stanley Capital I Trust 2006-IQ11	5.683%	10/15/42	100	111
4 Morgan Stanley Capital I Trust 2006-IQ11	5.683%	10/15/42	20	23
4 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	200	229
4 Morgan Stanley Capital I Trust 2006-TOP21	5.090%	10/12/52	4	4
4 Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	200	222
4 Morgan Stanley Capital I Trust 2006-TOP23	5.819%	8/12/41	50	58
4 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	420	488
4 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	550	648
4 Morgan Stanley Capital I Trust 2007-IQ16	6.096%	12/12/49	125	149
4 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	100	112

4 Morgan Stanley Capital I Trust 2007-TOP27	5.651%	6/11/42	300	354
4 Morgan Stanley Capital I Trust 2007-TOP27	5.651%	6/11/42	150	172
4 Morgan Stanley Capital I Trust 2008-TOP29	6.275%	1/11/43	475	582
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	350	371
4 Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	115	115
4 Nissan Auto Receivables Owner Trust	0.500%	5/15/17	123	123
4 Nissan Auto Receivables Owner Trust	0.750%	7/15/19	275	275
6 Northern Rock Asset Management plc	5.625%	6/22/17	150	174
4 PSE&G Transition Funding LLC Series 2001-
1	6.890%	12/15/17	600	676
6 Royal Bank of Canada	3.125%	4/14/15	225	237
4 Royal Bank of Canada	0.625%	12/5/16	200	200
Royal Bank of Canada	1.200%	9/19/17	300	301
4 Santander Drive Auto Receivables Trust	0.700%	9/15/17	130	130
4 Santander Drive Auto Receivables Trust
2013-1	0.620%	6/15/17	110	110
4 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.539%	8/15/39	85	96
4 Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	252	254
4 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	104	107
4 Volkswagen Auto Loan Enhanced Trust 2012-
1	1.150%	7/20/18	288	292
4 Wachovia Bank Commercial Mortgage Trust
Series 2003-C6	5.125%	8/15/35	83	83
4 Wachovia Bank Commercial Mortgage Trust
Series 2003-C8	4.964%	11/15/35	292	296
4 Wachovia Bank Commercial Mortgage Trust
Series 2004-C10	4.748%	2/15/41	358	366
4 Wachovia Bank Commercial Mortgage Trust
Series 2004-C12	5.308%	7/15/41	275	285
4 Wachovia Bank Commercial Mortgage Trust
Series 2004-C15	4.803%	10/15/41	600	632
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.083%	3/15/42	250	270
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.224%	3/15/42	50	54
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.699%	5/15/44	800	872
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.750%	5/15/44	35	38
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.793%	5/15/44	75	82
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C20	5.118%	7/15/42	175	193
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.241%	10/15/44	35	38
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.241%	10/15/44	679	746
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.283%	12/15/44	500	553
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.333%	12/15/44	50	56
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C25	5.734%	5/15/43	475	543
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	5.965%	6/15/45	34	39

4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C27	5.765%	7/15/45	438	487
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C28	5.679%	10/15/48	150	160
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C29	5.313%	11/15/48	424	435
4 WF-RBS Commercial Mortgage Trust	3.198%	3/15/48	39	40
4 WF-RBS Commercial Mortgage Trust	3.560%	3/15/48	18	19
4 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	175	186
4 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	125	132
4 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	100	109
4 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	75	76
4 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	140	142
4 WFRBS Commercial Mortgage Trust 2012-
LC5	2.918%	10/15/45	75	76
4 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	94	97
4 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	77	77
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $62,858)				70,070
Corporate Bonds (23.1%)
Finance (7.8%)
Banking (5.0%)
Abbey National Treasury Services plc	2.875%	4/25/14	75	76
Abbey National Treasury Services plc	4.000%	4/27/16	575	613
American Express Centurion Bank	5.950%	6/12/17	50	59
American Express Centurion Bank	6.000%	9/13/17	625	745
American Express Co.	7.250%	5/20/14	75	81
American Express Co.	5.500%	9/12/16	100	114
American Express Co.	6.150%	8/28/17	100	120
American Express Co.	7.000%	3/19/18	650	812
American Express Co.	2.650%	12/2/22	201	197
American Express Co.	4.050%	12/3/42	67	64
4 American Express Co.	6.800%	9/1/66	200	214
American Express Credit Corp.	5.125%	8/25/14	50	53
American Express Credit Corp.	1.750%	6/12/15	275	281
American Express Credit Corp.	2.750%	9/15/15	700	732
American Express Credit Corp.	2.800%	9/19/16	215	228
American Express Credit Corp.	2.375%	3/24/17	250	262
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	275	276
Bancolombia SA	4.250%	1/12/16	275	288
Bank of America Corp.	7.375%	5/15/14	275	294
Bank of America Corp.	5.125%	11/15/14	1,050	1,116
Bank of America Corp.	4.500%	4/1/15	200	212
Bank of America Corp.	4.750%	8/1/15	500	538
Bank of America Corp.	3.700%	9/1/15	250	264
Bank of America Corp.	5.250%	12/1/15	75	81
Bank of America Corp.	1.250%	1/11/16	275	274
Bank of America Corp.	3.625%	3/17/16	100	106
Bank of America Corp.	3.750%	7/12/16	700	744
Bank of America Corp.	6.500%	8/1/16	375	431
Bank of America Corp.	5.750%	8/15/16	100	111
Bank of America Corp.	5.420%	3/15/17	125	139
Bank of America Corp.	5.750%	12/1/17	325	375
Bank of America Corp.	2.000%	1/11/18	475	472
Bank of America Corp.	5.650%	5/1/18	900	1,042
Bank of America Corp.	7.625%	6/1/19	300	381
Bank of America Corp.	5.625%	7/1/20	350	408

Bank of America Corp.	5.700%	1/24/22	125	147
Bank of America Corp.	3.300%	1/11/23	400	393
Bank of America Corp.	5.875%	2/7/42	225	267
Bank of America NA	5.300%	3/15/17	1,125	1,259
Bank of America NA	6.100%	6/15/17	500	575
Bank of Montreal	0.800%	11/6/15	175	175
Bank of Montreal	2.500%	1/11/17	350	367
Bank of Montreal	2.550%	11/6/22	150	147
Bank of New York Mellon Corp.	4.300%	5/15/14	150	156
Bank of New York Mellon Corp.	4.950%	3/15/15	200	216
Bank of New York Mellon Corp.	2.500%	1/15/16	450	473
Bank of New York Mellon Corp.	1.300%	1/25/18	125	125
Bank of New York Mellon Corp.	5.450%	5/15/19	200	242
Bank of New York Mellon Corp.	3.550%	9/23/21	300	323
Bank of Nova Scotia	2.375%	12/17/13	625	634
Bank of Nova Scotia	3.400%	1/22/15	125	131
Bank of Nova Scotia	0.750%	10/9/15	75	75
Bank of Nova Scotia	2.900%	3/29/16	500	530
Bank of Nova Scotia	2.550%	1/12/17	150	158
Bank of Nova Scotia	1.375%	12/18/17	100	100
Bank One Corp.	4.900%	4/30/15	100	107
Barclays Bank plc	5.200%	7/10/14	600	633
Barclays Bank plc	3.900%	4/7/15	400	423
Barclays Bank plc	5.000%	9/22/16	675	760
BB&T Corp.	2.050%	4/28/14	250	254
BB&T Corp.	5.200%	12/23/15	625	694
BB&T Corp.	2.150%	3/22/17	175	180
BB&T Corp.	4.900%	6/30/17	75	85
BB&T Corp.	1.450%	1/12/18	250	249
BBVA US Senior SAU	3.250%	5/16/14	175	177
BBVA US Senior SAU	4.664%	10/9/15	400	409
Bear Stearns Cos. LLC	5.700%	11/15/14	550	593
Bear Stearns Cos. LLC	5.300%	10/30/15	50	55
Bear Stearns Cos. LLC	5.550%	1/22/17	650	739
Bear Stearns Cos. LLC	6.400%	10/2/17	400	478
Bear Stearns Cos. LLC	7.250%	2/1/18	325	401
BNP Paribas SA	3.250%	3/11/15	300	312
BNP Paribas SA	3.600%	2/23/16	525	557
BNP Paribas SA	2.375%	9/14/17	350	355
BNP Paribas SA	5.000%	1/15/21	875	987
BNY Mellon NA	4.750%	12/15/14	50	53
Branch Banking & Trust Co.	5.625%	9/15/16	175	199
Canadian Imperial Bank of Commerce	0.900%	10/1/15	150	150
Canadian Imperial Bank of Commerce	2.350%	12/11/15	165	172
Capital One Bank USA NA	8.800%	7/15/19	350	473
Capital One Bank USA NA	3.375%	2/15/23	660	651
Capital One Financial Corp.	2.150%	3/23/15	275	281
Capital One Financial Corp.	5.500%	6/1/15	25	27
Capital One Financial Corp.	3.150%	7/15/16	250	266
Capital One Financial Corp.	6.150%	9/1/16	125	144
Capital One Financial Corp.	5.250%	2/21/17	50	57
Capital One Financial Corp.	6.750%	9/15/17	75	91
Capital One Financial Corp.	4.750%	7/15/21	50	57
[4,6] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	500	637
Citigroup Inc.	5.125%	5/5/14	100	104
Citigroup Inc.	6.375%	8/12/14	750	804
Citigroup Inc.	5.000%	9/15/14	975	1,023

Citigroup Inc.	5.500%	10/15/14	300	320
Citigroup Inc.	6.010%	1/15/15	275	298
Citigroup Inc.	4.750%	5/19/15	275	295
Citigroup Inc.	4.700%	5/29/15	150	161
Citigroup Inc.	2.250%	8/7/15	250	256
Citigroup Inc.	4.587%	12/15/15	175	190
Citigroup Inc.	5.300%	1/7/16	225	248
Citigroup Inc.	1.250%	1/15/16	300	299
Citigroup Inc.	1.300%	4/1/16	50	50
Citigroup Inc.	3.953%	6/15/16	100	108
Citigroup Inc.	4.450%	1/10/17	300	330
Citigroup Inc.	6.000%	8/15/17	176	205
Citigroup Inc.	6.125%	11/21/17	825	976
Citigroup Inc.	6.125%	5/15/18	789	943
Citigroup Inc.	8.500%	5/22/19	300	400
Citigroup Inc.	5.375%	8/9/20	150	175
Citigroup Inc.	4.500%	1/14/22	575	639
Citigroup Inc.	4.050%	7/30/22	400	413
Citigroup Inc.	6.625%	6/15/32	100	119
Citigroup Inc.	5.875%	2/22/33	275	301
Citigroup Inc.	6.125%	8/25/36	75	85
Citigroup Inc.	5.875%	5/29/37	325	383
Citigroup Inc.	6.875%	3/5/38	640	842
Citigroup Inc.	8.125%	7/15/39	575	840
Comerica Bank	5.750%	11/21/16	225	261
Comerica Bank	5.200%	8/22/17	75	86
Commonwealth Bank of Australia	1.950%	3/16/15	350	358
Commonwealth Bank of Australia	1.250%	9/18/15	250	253
Commonwealth Bank of Australia	1.900%	9/18/17	250	256
Compass Bank	6.400%	10/1/17	75	81
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	125	129
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	250	268
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	325	325
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	950	1,056
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	525	553
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	125	125
Countrywide Financial Corp.	6.250%	5/15/16	125	139
Credit Suisse	3.500%	3/23/15	525	553
Credit Suisse	6.000%	2/15/18	100	116
Credit Suisse	5.300%	8/13/19	175	206
Credit Suisse	5.400%	1/14/20	325	364
Credit Suisse	4.375%	8/5/20	685	771
Credit Suisse USA Inc.	4.875%	1/15/15	635	681
Credit Suisse USA Inc.	5.125%	8/15/15	75	82
Deutsche Bank AG	3.450%	3/30/15	300	316
Deutsche Bank AG	3.250%	1/11/16	375	398
Deutsche Bank AG	6.000%	9/1/17	550	654
Deutsche Bank Financial LLC	5.375%	3/2/15	300	321
Discover Financial Services	3.850%	11/21/22	200	205
Fifth Third Bancorp	3.625%	1/25/16	400	427
Fifth Third Bancorp	3.500%	3/15/22	125	130

Fifth Third Bancorp	8.250%	3/1/38	225	314
Fifth Third Bank	0.900%	2/26/16	225	225
First Horizon National Corp.	5.375%	12/15/15	150	163
First Niagara Financial Group Inc.	6.750%	3/19/20	50	60
First Niagara Financial Group Inc.	7.250%	12/15/21	25	30
FirstMerit Corp.	4.350%	2/4/23	50	52
Goldman Sachs Capital I	6.345%	2/15/34	400	418
Goldman Sachs Group Inc.	4.750%	7/15/13	1,225	1,239
Goldman Sachs Group Inc.	5.000%	10/1/14	275	290
Goldman Sachs Group Inc.	5.125%	1/15/15	665	710
Goldman Sachs Group Inc.	3.300%	5/3/15	175	182
Goldman Sachs Group Inc.	3.700%	8/1/15	550	581
Goldman Sachs Group Inc.	5.350%	1/15/16	300	331
Goldman Sachs Group Inc.	3.625%	2/7/16	550	584
Goldman Sachs Group Inc.	5.750%	10/1/16	250	284
Goldman Sachs Group Inc.	5.625%	1/15/17	450	503
Goldman Sachs Group Inc.	6.250%	9/1/17	475	556
Goldman Sachs Group Inc.	5.950%	1/18/18	825	960
Goldman Sachs Group Inc.	2.375%	1/22/18	450	455
Goldman Sachs Group Inc.	6.150%	4/1/18	200	236
Goldman Sachs Group Inc.	7.500%	2/15/19	75	94
Goldman Sachs Group Inc.	5.375%	3/15/20	475	541
Goldman Sachs Group Inc.	6.000%	6/15/20	180	211
Goldman Sachs Group Inc.	5.250%	7/27/21	475	539
Goldman Sachs Group Inc.	5.750%	1/24/22	150	174
Goldman Sachs Group Inc.	3.625%	1/22/23	375	375
Goldman Sachs Group Inc.	5.950%	1/15/27	550	607
Goldman Sachs Group Inc.	6.125%	2/15/33	125	143
Goldman Sachs Group Inc.	6.450%	5/1/36	625	673
Goldman Sachs Group Inc.	6.750%	10/1/37	1,525	1,705
Goldman Sachs Group Inc.	6.250%	2/1/41	675	798
HSBC Bank USA NA	4.875%	8/24/20	250	281
HSBC Bank USA NA	5.625%	8/15/35	250	280
HSBC Holdings plc	5.100%	4/5/21	625	723
HSBC Holdings plc	4.875%	1/14/22	225	257
HSBC Holdings plc	4.000%	3/30/22	225	242
HSBC Holdings plc	7.625%	5/17/32	100	133
HSBC Holdings plc	7.350%	11/27/32	100	126
HSBC Holdings plc	6.500%	5/2/36	500	614
HSBC Holdings plc	6.500%	9/15/37	450	558
HSBC Holdings plc	6.800%	6/1/38	50	64
HSBC USA Inc.	2.375%	2/13/15	250	257
HSBC USA Inc.	1.625%	1/16/18	900	897
Huntington Bancshares Inc.	7.000%	12/15/20	25	31
Intesa Sanpaolo SPA	3.125%	1/15/16	325	318
Intesa Sanpaolo SPA	3.875%	1/16/18	200	193
JPMorgan Chase & Co.	4.650%	6/1/14	400	418
JPMorgan Chase & Co.	5.125%	9/15/14	410	434
JPMorgan Chase & Co.	3.700%	1/20/15	250	262
JPMorgan Chase & Co.	4.750%	3/1/15	775	832
JPMorgan Chase & Co.	5.250%	5/1/15	425	460
JPMorgan Chase & Co.	5.150%	10/1/15	375	409
JPMorgan Chase & Co.	1.100%	10/15/15	600	601
JPMorgan Chase & Co.	2.600%	1/15/16	150	156
JPMorgan Chase & Co.	3.450%	3/1/16	275	292
JPMorgan Chase & Co.	3.150%	7/5/16	525	557
JPMorgan Chase & Co.	6.125%	6/27/17	75	88

JPMorgan Chase & Co.	2.000%	8/15/17	325	332
JPMorgan Chase & Co.	6.000%	1/15/18	1,075	1,278
JPMorgan Chase & Co.	6.300%	4/23/19	1,475	1,796
JPMorgan Chase & Co.	4.400%	7/22/20	575	636
JPMorgan Chase & Co.	4.625%	5/10/21	250	280
JPMorgan Chase & Co.	4.350%	8/15/21	280	309
JPMorgan Chase & Co.	4.500%	1/24/22	25	28
JPMorgan Chase & Co.	3.250%	9/23/22	700	699
JPMorgan Chase & Co.	6.400%	5/15/38	950	1,217
JPMorgan Chase & Co.	5.500%	10/15/40	250	294
JPMorgan Chase & Co.	5.600%	7/15/41	450	536
JPMorgan Chase & Co.	5.400%	1/6/42	150	172
JPMorgan Chase Bank NA	5.875%	6/13/16	25	28
JPMorgan Chase Bank NA	6.000%	10/1/17	375	441
KeyBank NA	4.950%	9/15/15	150	163
KeyBank NA	5.450%	3/3/16	150	168
KeyBank NA	1.650%	2/1/18	75	76
KeyCorp	5.100%	3/24/21	25	29
Lloyds TSB Bank plc	4.875%	1/21/16	150	164
Lloyds TSB Bank plc	4.200%	3/28/17	400	441
Lloyds TSB Bank plc	6.375%	1/21/21	425	526
Manufacturers & Traders Trust Co.	6.625%	12/4/17	200	243
4 Manufacturers & Traders Trust Co.	5.585%	12/28/20	150	151
MBNA Corp.	5.000%	6/15/15	50	53
Mellon Funding Corp.	5.000%	12/1/14	300	320
Merrill Lynch & Co. Inc.	5.000%	2/3/14	150	155
Merrill Lynch & Co. Inc.	5.450%	7/15/14	225	237
Merrill Lynch & Co. Inc.	5.000%	1/15/15	500	532
Merrill Lynch & Co. Inc.	6.050%	5/16/16	225	250
Merrill Lynch & Co. Inc.	5.700%	5/2/17	300	335
Merrill Lynch & Co. Inc.	6.400%	8/28/17	400	470
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,175	1,419
Merrill Lynch & Co. Inc.	6.500%	7/15/18	75	89
Merrill Lynch & Co. Inc.	6.110%	1/29/37	100	113
Merrill Lynch & Co. Inc.	7.750%	5/14/38	1,545	2,062
Morgan Stanley	4.750%	4/1/14	525	542
Morgan Stanley	6.000%	5/13/14	500	527
Morgan Stanley	4.200%	11/20/14	475	497
Morgan Stanley	4.100%	1/26/15	225	234
Morgan Stanley	6.000%	4/28/15	225	245
Morgan Stanley	5.375%	10/15/15	175	191
Morgan Stanley	3.450%	11/2/15	700	731
Morgan Stanley	1.750%	2/25/16	300	302
Morgan Stanley	3.800%	4/29/16	575	610
Morgan Stanley	5.750%	10/18/16	375	423
Morgan Stanley	5.450%	1/9/17	575	644
Morgan Stanley	4.750%	3/22/17	150	166
Morgan Stanley	5.550%	4/27/17	50	56
Morgan Stanley	5.950%	12/28/17	375	434
Morgan Stanley	6.625%	4/1/18	450	537
Morgan Stanley	7.300%	5/13/19	525	649
Morgan Stanley	5.625%	9/23/19	800	922
Morgan Stanley	5.500%	1/26/20	275	315
Morgan Stanley	5.500%	7/24/20	175	201
Morgan Stanley	5.750%	1/25/21	250	289
Morgan Stanley	5.500%	7/28/21	75	86
Morgan Stanley	4.875%	11/1/22	425	448

Morgan Stanley	3.750%	2/25/23	425	428
Morgan Stanley	6.250%	8/9/26	450	533
Morgan Stanley	7.250%	4/1/32	150	195
Morgan Stanley	6.375%	7/24/42	200	240
Murray Street Investment Trust I	4.647%	3/9/17	275	302
National Australia Bank Ltd.	2.000%	3/9/15	175	180
National Australia Bank Ltd.	1.600%	8/7/15	275	279
National Australia Bank Ltd.	2.750%	3/9/17	175	184
National Australia Bank Ltd.	3.000%	1/20/23	250	248
National Bank of Canada	1.500%	6/26/15	325	330
National City Corp.	4.900%	1/15/15	500	536
Northern Trust Corp.	4.625%	5/1/14	100	104
Northern Trust Corp.	3.375%	8/23/21	100	107
PNC Bank NA	4.875%	9/21/17	775	888
PNC Bank NA	6.000%	12/7/17	100	119
PNC Funding Corp.	3.625%	2/8/15	75	79
PNC Funding Corp.	5.250%	11/15/15	100	111
PNC Funding Corp.	5.625%	2/1/17	75	85
PNC Funding Corp.	6.700%	6/10/19	25	32
PNC Funding Corp.	5.125%	2/8/20	150	176
PNC Funding Corp.	4.375%	8/11/20	475	536
PNC Funding Corp.	3.300%	3/8/22	500	516
Royal Bank of Canada	0.800%	10/30/15	575	576
Royal Bank of Canada	2.625%	12/15/15	625	657
Royal Bank of Canada	2.875%	4/19/16	150	159
Royal Bank of Scotland Group plc	2.550%	9/18/15	150	154
Royal Bank of Scotland Group plc	6.400%	10/21/19	650	772
6 Royal Bank of Scotland plc	4.875%	8/25/14	50	53
Royal Bank of Scotland plc	4.875%	3/16/15	225	241
Royal Bank of Scotland plc	3.950%	9/21/15	25	27
Royal Bank of Scotland plc	4.375%	3/16/16	75	82
Royal Bank of Scotland plc	5.625%	8/24/20	150	176
Royal Bank of Scotland plc	6.125%	1/11/21	200	241
Santander Holdings USA Inc.	3.000%	9/24/15	250	255
Societe Generale SA	2.750%	10/12/17	225	231
SouthTrust Corp.	5.800%	6/15/14	50	53
Sovereign Bank	8.750%	5/30/18	75	91
State Street Corp.	2.875%	3/7/16	550	585
State Street Corp.	4.956%	3/15/18	275	313
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	475	484
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	253
SunTrust Bank	7.250%	3/15/18	75	93
SunTrust Banks Inc.	3.600%	4/15/16	75	80
SunTrust Banks Inc.	3.500%	1/20/17	350	375
SunTrust Banks Inc.	6.000%	9/11/17	50	59
Svenska Handelsbanken AB	2.875%	4/4/17	475	501
Toronto-Dominion Bank	1.375%	7/14/14	90	91
Toronto-Dominion Bank	2.500%	7/14/16	120	126
Toronto-Dominion Bank	2.375%	10/19/16	250	262
UBS AG	7.000%	10/15/15	250	280
UBS AG	7.375%	6/15/17	200	231
UBS AG	5.875%	12/20/17	425	504
UBS AG	5.750%	4/25/18	575	681
UBS AG	4.875%	8/4/20	550	633
Union Bank NA	5.950%	5/11/16	100	114
Union Bank NA	3.000%	6/6/16	25	27
Union Bank NA	2.125%	6/16/17	50	52

UnionBanCal Corp.	3.500%	6/18/22	175	182
US Bancorp	4.200%	5/15/14	500	521
US Bancorp	3.150%	3/4/15	50	53
US Bancorp	3.442%	2/1/16	150	159
US Bancorp	4.125%	5/24/21	250	279
US Bancorp	3.000%	3/15/22	125	128
US Bancorp	2.950%	7/15/22	400	398
US Bank NA	4.950%	10/30/14	600	640
Vesey Street Investment Trust I	4.404%	9/1/16	25	27
Wachovia Bank NA	4.875%	2/1/15	216	232
Wachovia Bank NA	6.000%	11/15/17	200	239
Wachovia Bank NA	5.850%	2/1/37	300	361
Wachovia Bank NA	6.600%	1/15/38	225	296
Wachovia Corp.	5.250%	8/1/14	75	79
Wachovia Corp.	5.625%	10/15/16	125	143
Wachovia Corp.	5.750%	6/15/17	425	497
Wachovia Corp.	5.750%	2/1/18	300	357
Wachovia Corp.	6.605%	10/1/25	500	635
Wells Fargo & Co.	1.250%	2/13/15	575	581
Wells Fargo & Co.	3.625%	4/15/15	425	449
Wells Fargo & Co.	3.676%	6/15/16	50	54
Wells Fargo & Co.	2.625%	12/15/16	350	368
Wells Fargo & Co.	2.100%	5/8/17	150	155
Wells Fargo & Co.	5.625%	12/11/17	575	677
Wells Fargo & Co.	1.500%	1/16/18	25	25
Wells Fargo & Co.	4.600%	4/1/21	1,450	1,650
Wells Fargo & Co.	3.500%	3/8/22	200	210
Wells Fargo & Co.	5.375%	2/7/35	200	234
Wells Fargo Bank NA	4.750%	2/9/15	1,106	1,182
Wells Fargo Bank NA	5.750%	5/16/16	125	142
Wells Fargo Bank NA	5.950%	8/26/36	200	246
Westpac Banking Corp.	4.200%	2/27/15	750	800
Westpac Banking Corp.	3.000%	8/4/15	275	289
Westpac Banking Corp.	1.125%	9/25/15	50	50
Westpac Banking Corp.	0.950%	1/12/16	125	125
Westpac Banking Corp.	1.600%	1/12/18	200	202
Westpac Banking Corp.	4.875%	11/19/19	250	292
Zions Bancorporation	4.500%	3/27/17	25	26

Brokerage (0.2%)
Ameriprise Financial Inc.	5.650%	11/15/15	125	140
Ameriprise Financial Inc.	5.300%	3/15/20	250	298
BlackRock Inc.	3.500%	12/10/14	100	105
BlackRock Inc.	1.375%	6/1/15	25	25
BlackRock Inc.	6.250%	9/15/17	100	122
BlackRock Inc.	5.000%	12/10/19	160	190
BlackRock Inc.	4.250%	5/24/21	200	225
BlackRock Inc.	3.375%	6/1/22	225	238
Charles Schwab Corp.	3.225%	9/1/22	150	155
Franklin Resources Inc.	3.125%	5/20/15	100	105
Franklin Resources Inc.	1.375%	9/15/17	50	50
Franklin Resources Inc.	2.800%	9/15/22	225	228
Invesco Finance plc	3.125%	11/30/22	175	179
Jefferies Group LLC	5.125%	4/13/18	175	191
Jefferies Group LLC	8.500%	7/15/19	25	31
Jefferies Group LLC	6.875%	4/15/21	355	414
Jefferies Group LLC	6.450%	6/8/27	125	139

Jefferies Group LLC	6.250%	1/15/36	175	181
Jefferies Group LLC	6.500%	1/20/43	25	27
Lazard Group LLC	6.850%	6/15/17	325	373
Nomura Holdings Inc.	5.000%	3/4/15	175	186
Nomura Holdings Inc.	2.000%	9/13/16	250	250
Nomura Holdings Inc.	6.700%	3/4/20	200	240
Raymond James Financial Inc.	4.250%	4/15/16	50	53
TD Ameritrade Holding Corp.	4.150%	12/1/14	75	79
TD Ameritrade Holding Corp.	5.600%	12/1/19	50	60

Finance Companies (0.7%)
Block Financial LLC	5.125%	10/30/14	150	157
GATX Corp.	4.750%	6/15/22	100	106
General Electric Capital Corp.	5.900%	5/13/14	50	53
General Electric Capital Corp.	5.500%	6/4/14	400	423
General Electric Capital Corp.	5.650%	6/9/14	125	133
General Electric Capital Corp.	3.750%	11/14/14	600	630
General Electric Capital Corp.	2.150%	1/9/15	25	26
General Electric Capital Corp.	3.500%	6/29/15	800	846
General Electric Capital Corp.	1.625%	7/2/15	450	458
General Electric Capital Corp.	4.375%	9/21/15	200	217
General Electric Capital Corp.	1.000%	12/11/15	50	50
General Electric Capital Corp.	1.000%	1/8/16	250	250
General Electric Capital Corp.	2.950%	5/9/16	450	476
General Electric Capital Corp.	3.350%	10/17/16	850	913
General Electric Capital Corp.	5.400%	2/15/17	300	345
General Electric Capital Corp.	2.300%	4/27/17	325	336
General Electric Capital Corp.	5.625%	9/15/17	460	540
General Electric Capital Corp.	1.600%	11/20/17	125	125
General Electric Capital Corp.	5.625%	5/1/18	1,040	1,232
General Electric Capital Corp.	6.000%	8/7/19	650	789
General Electric Capital Corp.	2.100%	12/11/19	25	26
General Electric Capital Corp.	5.500%	1/8/20	75	89
General Electric Capital Corp.	5.550%	5/4/20	275	330
General Electric Capital Corp.	4.375%	9/16/20	150	167
General Electric Capital Corp.	5.300%	2/11/21	350	401
General Electric Capital Corp.	4.650%	10/17/21	375	420
General Electric Capital Corp.	3.100%	1/9/23	200	198
General Electric Capital Corp.	6.750%	3/15/32	1,175	1,492
General Electric Capital Corp.	6.150%	8/7/37	475	573
General Electric Capital Corp.	5.875%	1/14/38	925	1,073
General Electric Capital Corp.	6.875%	1/10/39	875	1,154
4 General Electric Capital Corp.	6.375%	11/15/67	400	424
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	100	101
HSBC Finance Corp.	5.000%	6/30/15	275	297
HSBC Finance Corp.	6.676%	1/15/21	640	759
SLM Corp.	5.050%	11/14/14	250	263
SLM Corp.	6.250%	1/25/16	825	900
SLM Corp.	6.000%	1/25/17	50	54
SLM Corp.	4.625%	9/25/17	75	78
SLM Corp.	8.450%	6/15/18	300	355
SLM Corp.	8.000%	3/25/20	75	87
SLM Corp.	5.625%	8/1/33	275	256

Insurance (1.4%)
ACE Capital Trust II	9.700%	4/1/30	50	73
ACE INA Holdings Inc.	5.600%	5/15/15	175	193

ACE INA Holdings Inc.	2.600%	11/23/15	150	157
ACE INA Holdings Inc.	5.700%	2/15/17	100	117
ACE INA Holdings Inc.	5.800%	3/15/18	25	30
ACE INA Holdings Inc.	5.900%	6/15/19	25	31
ACE INA Holdings Inc.	2.700%	3/13/23	125	124
ACE INA Holdings Inc.	4.150%	3/13/43	100	101
AEGON Funding Co. LLC	5.750%	12/15/20	331	391
Aetna Inc.	6.000%	6/15/16	75	86
Aetna Inc.	1.500%	11/15/17	75	75
Aetna Inc.	6.500%	9/15/18	150	185
Aetna Inc.	2.750%	11/15/22	200	196
Aetna Inc.	6.625%	6/15/36	250	324
Aetna Inc.	6.750%	12/15/37	100	134
Aetna Inc.	4.500%	5/15/42	175	178
Aetna Inc.	4.125%	11/15/42	75	72
Aflac Inc.	2.650%	2/15/17	125	132
Aflac Inc.	4.000%	2/15/22	50	54
Aflac Inc.	6.900%	12/17/39	25	33
Alleghany Corp.	5.625%	9/15/20	100	115
Allied World Assurance Co. Ltd.	7.500%	8/1/16	75	88
Allstate Corp.	5.000%	8/15/14	150	159
Allstate Corp.	6.125%	12/15/32	100	125
Allstate Corp.	5.550%	5/9/35	125	151
Allstate Corp.	5.200%	1/15/42	325	374
4 Allstate Corp.	6.125%	5/15/67	225	236
Alterra Finance LLC	6.250%	9/30/20	55	64
American Financial Group Inc.	9.875%	6/15/19	50	68
American International Group Inc.	4.250%	9/15/14	200	210
American International Group Inc.	3.000%	3/20/15	200	208
American International Group Inc.	2.375%	8/24/15	25	26
American International Group Inc.	5.050%	10/1/15	225	246
American International Group Inc.	4.875%	9/15/16	200	223
American International Group Inc.	5.600%	10/18/16	325	369
American International Group Inc.	3.800%	3/22/17	300	325
American International Group Inc.	5.850%	1/16/18	125	146
American International Group Inc.	8.250%	8/15/18	75	97
American International Group Inc.	6.400%	12/15/20	385	478
American International Group Inc.	4.875%	6/1/22	100	113
American International Group Inc.	6.250%	5/1/36	900	1,128
4 American International Group Inc.	8.175%	5/15/68	525	709
4 American International Group Inc.	6.250%	3/15/87	125	138
Aon Corp.	3.500%	9/30/15	125	132
Aon Corp.	5.000%	9/30/20	325	374
Aon Corp.	8.205%	1/1/27	25	33
Aon Corp.	6.250%	9/30/40	100	129
Arch Capital Group Ltd.	7.350%	5/1/34	75	96
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	50	57
Assurant Inc.	4.000%	3/15/23	100	100
Assurant Inc.	6.750%	2/15/34	50	56
AXA SA	8.600%	12/15/30	375	484
Axis Specialty Finance LLC	5.875%	6/1/20	575	655
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	275	296
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	25	26
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	150	153
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	475	567
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	125	141
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	150	153

Berkshire Hathaway Finance Corp.	5.750%	1/15/40	75	90
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	150	148
Berkshire Hathaway Inc.	3.200%	2/11/15	225	236
Berkshire Hathaway Inc.	2.200%	8/15/16	525	550
Berkshire Hathaway Inc.	3.000%	2/11/23	225	228
Chubb Corp.	5.750%	5/15/18	50	61
Chubb Corp.	6.000%	5/11/37	125	161
Chubb Corp.	6.500%	5/15/38	50	68
4 Chubb Corp.	6.375%	3/29/67	325	356
Cigna Corp.	2.750%	11/15/16	175	186
Cigna Corp.	5.125%	6/15/20	150	173
Cigna Corp.	4.375%	12/15/20	75	84
Cigna Corp.	4.000%	2/15/22	75	81
Cigna Corp.	7.875%	5/15/27	50	67
Cigna Corp.	6.150%	11/15/36	275	334
Cigna Corp.	5.875%	3/15/41	50	60
Cigna Corp.	5.375%	2/15/42	75	85
Cincinnati Financial Corp.	6.125%	11/1/34	150	171
CNA Financial Corp.	5.850%	12/15/14	100	108
CNA Financial Corp.	6.500%	8/15/16	175	201
CNA Financial Corp.	7.350%	11/15/19	25	32
CNA Financial Corp.	5.875%	8/15/20	75	89
CNA Financial Corp.	5.750%	8/15/21	250	296
Coventry Health Care Inc.	6.300%	8/15/14	325	348
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	75	85
First American Financial Corp.	4.300%	2/1/23	50	52
Genworth Financial Inc.	5.750%	6/15/14	31	33
Genworth Financial Inc.	8.625%	12/15/16	275	333
Genworth Financial Inc.	7.200%	2/15/21	75	88
Genworth Financial Inc.	7.625%	9/24/21	100	120
Genworth Financial Inc.	6.500%	6/15/34	150	159
Hartford Financial Services Group Inc.	5.500%	10/15/16	125	143
Hartford Financial Services Group Inc.	5.375%	3/15/17	100	114
Hartford Financial Services Group Inc.	4.000%	10/15/17	50	55
Hartford Financial Services Group Inc.	6.300%	3/15/18	134	162
Hartford Financial Services Group Inc.	6.000%	1/15/19	25	30
Hartford Financial Services Group Inc.	5.125%	4/15/22	25	29
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	59
Hartford Financial Services Group Inc.	6.625%	4/15/42	50	66
HCC Insurance Holdings Inc.	6.300%	11/15/19	100	116
Humana Inc.	7.200%	6/15/18	200	245
Humana Inc.	8.150%	6/15/38	175	246
Infinity Property & Casualty Corp.	5.000%	9/19/22	50	52
6 ING US Inc.	2.900%	2/15/18	75	76
6 ING US Inc.	5.500%	7/15/22	25	28
Lincoln National Corp.	4.200%	3/15/22	175	190
Lincoln National Corp.	6.150%	4/7/36	150	179
Lincoln National Corp.	7.000%	6/15/40	100	133
4 Lincoln National Corp.	7.000%	5/17/66	500	509
Loews Corp.	6.000%	2/1/35	50	59
Manulife Financial Corp.	3.400%	9/17/15	250	264
Manulife Financial Corp.	4.900%	9/17/20	275	311
Markel Corp.	7.125%	9/30/19	50	62
Markel Corp.	4.900%	7/1/22	125	139
Markel Corp.	5.000%	3/30/43	50	50
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	160	178
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	75	101

Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	336
MetLife Inc.	2.375%	2/6/14	150	152
MetLife Inc.	5.000%	6/15/15	125	136
MetLife Inc.	1.756%	12/15/17	100	101
MetLife Inc.	7.717%	2/15/19	50	65
MetLife Inc.	4.750%	2/8/21	700	804
MetLife Inc.	3.048%	12/15/22	100	100
MetLife Inc.	6.500%	12/15/32	175	224
MetLife Inc.	6.375%	6/15/34	100	127
MetLife Inc.	5.700%	6/15/35	200	235
MetLife Inc.	5.875%	2/6/41	25	30
4 MetLife Inc.	6.400%	12/15/66	200	219
OneBeacon US Holdings Inc.	4.600%	11/9/22	50	52
PartnerRe Finance B LLC	5.500%	6/1/20	100	114
Primerica Inc.	4.750%	7/15/22	25	28
Principal Financial Group Inc.	1.850%	11/15/17	25	25
Principal Financial Group Inc.	3.300%	9/15/22	200	204
Principal Financial Group Inc.	3.125%	5/15/23	100	100
Principal Financial Group Inc.	6.050%	10/15/36	100	124
Principal Financial Group Inc.	4.625%	9/15/42	50	52
Principal Financial Group Inc.	4.350%	5/15/43	50	50
Principal Life Income Funding Trusts	5.100%	4/15/14	100	105
Progressive Corp.	3.750%	8/23/21	75	82
Progressive Corp.	6.625%	3/1/29	125	160
4 Progressive Corp.	6.700%	6/15/67	125	137
Protective Life Corp.	8.450%	10/15/39	25	33
Prudential Financial Inc.	4.750%	4/1/14	75	78
Prudential Financial Inc.	5.100%	9/20/14	125	133
Prudential Financial Inc.	6.200%	1/15/15	25	27
Prudential Financial Inc.	5.500%	3/15/16	65	73
Prudential Financial Inc.	6.000%	12/1/17	250	298
Prudential Financial Inc.	5.375%	6/21/20	425	502
Prudential Financial Inc.	5.750%	7/15/33	50	57
Prudential Financial Inc.	5.400%	6/13/35	100	109
Prudential Financial Inc.	5.900%	3/17/36	375	434
Prudential Financial Inc.	6.625%	6/21/40	425	537
4 Prudential Financial Inc.	5.875%	9/15/42	100	106
4 Prudential Financial Inc.	5.625%	6/15/43	375	389
4 Prudential Financial Inc.	5.200%	3/15/44	50	50
4 Reinsurance Group of America Inc.	6.750%	12/15/65	150	154
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	100	120
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	50	65
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	150	202
Torchmark Corp.	6.375%	6/15/16	100	113
Transatlantic Holdings Inc.	8.000%	11/30/39	175	245
Travelers Cos. Inc.	5.750%	12/15/17	250	302
Travelers Cos. Inc.	5.900%	6/2/19	650	808
Travelers Cos. Inc.	3.900%	11/1/20	125	141
UnitedHealth Group Inc.	5.000%	8/15/14	475	504
UnitedHealth Group Inc.	4.875%	3/15/15	50	54
UnitedHealth Group Inc.	6.000%	6/15/17	150	179
UnitedHealth Group Inc.	1.400%	10/15/17	100	101
UnitedHealth Group Inc.	6.000%	2/15/18	400	484
UnitedHealth Group Inc.	1.625%	3/15/19	25	25
UnitedHealth Group Inc.	3.375%	11/15/21	100	106
UnitedHealth Group Inc.	2.750%	2/15/23	175	173
UnitedHealth Group Inc.	6.500%	6/15/37	50	65

UnitedHealth Group Inc.	6.625%	11/15/37	125	163
UnitedHealth Group Inc.	6.875%	2/15/38	320	427
UnitedHealth Group Inc.	4.625%	11/15/41	75	78
UnitedHealth Group Inc.	4.375%	3/15/42	50	50
UnitedHealth Group Inc.	3.950%	10/15/42	75	70
UnitedHealth Group Inc.	4.250%	3/15/43	275	271
Unum Group	7.125%	9/30/16	100	118
Unum Group	5.625%	9/15/20	50	58
Unum Group	5.750%	8/15/42	25	28
Validus Holdings Ltd.	8.875%	1/26/40	75	100
WellPoint Inc.	5.000%	12/15/14	25	27
WellPoint Inc.	1.250%	9/10/15	100	101
WellPoint Inc.	5.250%	1/15/16	525	585
WellPoint Inc.	5.875%	6/15/17	50	59
WellPoint Inc.	1.875%	1/15/18	125	127
WellPoint Inc.	3.125%	5/15/22	75	75
WellPoint Inc.	3.300%	1/15/23	125	127
WellPoint Inc.	5.950%	12/15/34	425	502
WellPoint Inc.	5.850%	1/15/36	225	265
WellPoint Inc.	6.375%	6/15/37	50	61
WellPoint Inc.	4.625%	5/15/42	175	176
Willis North America Inc.	5.625%	7/15/15	225	244
WR Berkley Corp.	5.375%	9/15/20	25	28
XL Group plc	5.250%	9/15/14	125	132
XL Group plc	6.250%	5/15/27	125	151
XLIT Ltd.	5.750%	10/1/21	105	125

Other Finance (0.0%)
NASDAQ OMX Group Inc.	4.000%	1/15/15	75	78
NASDAQ OMX Group Inc.	5.550%	1/15/20	75	81
ORIX Corp.	4.710%	4/27/15	250	266
ORIX Corp.	5.000%	1/12/16	115	124
XTRA Finance Corp.	5.150%	4/1/17	375	429

Real Estate Investment Trusts (0.5%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	125	135
Arden Realty LP	5.250%	3/1/15	25	27
AvalonBay Communities Inc.	5.750%	9/15/16	50	58
AvalonBay Communities Inc.	2.850%	3/15/23	25	24
BioMed Realty LP	3.850%	4/15/16	125	133
BioMed Realty LP	4.250%	7/15/22	50	53
Boston Properties LP	5.625%	4/15/15	200	219
Boston Properties LP	5.625%	11/15/20	225	267
Boston Properties LP	4.125%	5/15/21	75	81
Boston Properties LP	3.850%	2/1/23	225	238
Brandywine Operating Partnership LP	4.950%	4/15/18	250	277
BRE Properties Inc.	3.375%	1/15/23	175	174
Camden Property Trust	2.950%	12/15/22	125	123
CommonWealth REIT	5.875%	9/15/20	100	110
DDR Corp.	4.625%	7/15/22	200	219
Digital Realty Trust LP	4.500%	7/15/15	225	238
Digital Realty Trust LP	5.250%	3/15/21	225	252
Duke Realty LP	5.950%	2/15/17	125	143
Duke Realty LP	8.250%	8/15/19	100	130
Duke Realty LP	6.750%	3/15/20	250	305
EPR Properties	5.750%	8/15/22	25	27
ERP Operating LP	5.250%	9/15/14	50	53

ERP Operating LP	5.125%	3/15/16	75	83
ERP Operating LP	5.375%	8/1/16	50	57
ERP Operating LP	5.750%	6/15/17	25	29
ERP Operating LP	4.625%	12/15/21	215	242
Federal Realty Investment Trust	3.000%	8/1/22	75	75
HCP Inc.	3.750%	2/1/16	425	455
HCP Inc.	6.300%	9/15/16	100	116
HCP Inc.	6.700%	1/30/18	50	61
HCP Inc.	3.750%	2/1/19	50	54
HCP Inc.	2.625%	2/1/20	25	25
HCP Inc.	5.375%	2/1/21	25	29
HCP Inc.	3.150%	8/1/22	75	74
HCP Inc.	6.750%	2/1/41	100	129
Health Care REIT Inc.	3.625%	3/15/16	25	27
Health Care REIT Inc.	6.200%	6/1/16	275	314
Health Care REIT Inc.	4.700%	9/15/17	25	28
Health Care REIT Inc.	2.250%	3/15/18	200	202
Health Care REIT Inc.	4.125%	4/1/19	200	217
Health Care REIT Inc.	4.950%	1/15/21	75	84
Health Care REIT Inc.	5.250%	1/15/22	100	114
Health Care REIT Inc.	3.750%	3/15/23	75	76
Health Care REIT Inc.	6.500%	3/15/41	25	30
Health Care REIT Inc.	5.125%	3/15/43	75	74
Healthcare Realty Trust Inc.	5.125%	4/1/14	75	78
Healthcare Realty Trust Inc.	6.500%	1/17/17	50	57
Healthcare Realty Trust Inc.	3.750%	4/15/23	50	50
6 Healthcare Trust of America Holdings LP	3.700%	4/15/23	25	25
Hospitality Properties Trust	7.875%	8/15/14	75	79
Hospitality Properties Trust	5.125%	2/15/15	150	157
Hospitality Properties Trust	6.700%	1/15/18	250	288
Kilroy Realty LP	5.000%	11/3/15	100	109
Kilroy Realty LP	4.800%	7/15/18	125	139
Kilroy Realty LP	3.800%	1/15/23	200	205
Kimco Realty Corp.	5.783%	3/15/16	25	28
Kimco Realty Corp.	5.700%	5/1/17	250	289
Kimco Realty Corp.	6.875%	10/1/19	50	64
Liberty Property LP	5.125%	3/2/15	250	268
Liberty Property LP	5.500%	12/15/16	50	57
Liberty Property LP	3.375%	6/15/23	50	50
Mack-Cali Realty LP	7.750%	8/15/19	100	127
Mack-Cali Realty LP	4.500%	4/18/22	75	80
National Retail Properties Inc.	6.875%	10/15/17	275	329
Omega Healthcare Investors Inc.	6.750%	10/15/22	150	165
Post Apartment Homes LP	3.375%	12/1/22	50	51
ProLogis LP	4.500%	8/15/17	25	28
ProLogis LP	7.375%	10/30/19	175	219
ProLogis LP	6.625%	12/1/19	75	91
ProLogis LP	6.875%	3/15/20	200	245
Realty Income Corp.	2.000%	1/31/18	50	50
Realty Income Corp.	6.750%	8/15/19	150	186
Realty Income Corp.	5.750%	1/15/21	200	233
Realty Income Corp.	3.250%	10/15/22	50	49
Senior Housing Properties Trust	4.300%	1/15/16	50	52
Simon Property Group LP	6.750%	5/15/14	175	184
Simon Property Group LP	5.750%	12/1/15	525	586
Simon Property Group LP	5.250%	12/1/16	250	286
Simon Property Group LP	5.875%	3/1/17	25	29

Simon Property Group LP	2.150%	9/15/17	75	78
Simon Property Group LP	6.125%	5/30/18	225	276
Simon Property Group LP	5.650%	2/1/20	75	90
Simon Property Group LP	4.375%	3/1/21	125	140
Simon Property Group LP	3.375%	3/15/22	100	105
Simon Property Group LP	2.750%	2/1/23	25	25
Simon Property Group LP	6.750%	2/1/40	375	508
Simon Property Group LP	4.750%	3/15/42	75	78
Tanger Properties LP	6.150%	11/15/15	100	113
UDR Inc.	4.250%	6/1/18	25	28
UDR Inc.	4.625%	1/10/22	50	55
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	100	101
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	150	163
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	125	139
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	200	199
Washington REIT	4.950%	10/1/20	25	27
Washington REIT	3.950%	10/15/22	75	77
Weingarten Realty Investors	3.375%	10/15/22	25	25
Weingarten Realty Investors	3.500%	4/15/23	100	100
				198,828
Industrial (12.8%)
Basic Industry (1.3%)
Agrium Inc.	6.750%	1/15/19	200	245
Agrium Inc.	6.125%	1/15/41	25	28
Air Products & Chemicals Inc.	2.000%	8/2/16	125	130
Air Products & Chemicals Inc.	1.200%	10/15/17	75	75
Air Products & Chemicals Inc.	3.000%	11/3/21	75	78
Air Products & Chemicals Inc.	2.750%	2/3/23	50	51
Airgas Inc.	4.500%	9/15/14	50	53
Airgas Inc.	3.250%	10/1/15	150	158
Albemarle Corp.	4.500%	12/15/20	25	28
Alcoa Inc.	5.900%	2/1/27	1,100	1,170
AngloGold Ashanti Holdings plc	5.375%	4/15/20	50	53
AngloGold Ashanti Holdings plc	5.125%	8/1/22	100	102
AngloGold Ashanti Holdings plc	6.500%	4/15/40	50	51
Barrick Gold Corp.	1.750%	5/30/14	75	76
Barrick Gold Corp.	2.900%	5/30/16	425	448
Barrick Gold Corp.	6.950%	4/1/19	175	217
Barrick Gold Finance Co.	4.875%	11/15/14	75	80
Barrick North America Finance LLC	6.800%	9/15/18	150	185
Barrick North America Finance LLC	4.400%	5/30/21	125	135
Barrick North America Finance LLC	5.700%	5/30/41	450	482
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	75	79
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	125	126
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	425	429
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	50	56
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	150	155
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	375	383
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	100	116
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	400	507
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	25	26
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	225	230
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	151
Cabot Corp.	2.550%	1/15/18	150	154
Carpenter Technology Corp.	5.200%	7/15/21	275	296
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	250	269
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	25	26

Celulosa Arauco y Constitucion SA	4.750%	1/11/22	75	78
CF Industries Inc.	6.875%	5/1/18	275	329
CF Industries Inc.	7.125%	5/1/20	380	470
Cliffs Natural Resources Inc.	5.900%	3/15/20	25	26
Cliffs Natural Resources Inc.	4.875%	4/1/21	300	297
Cliffs Natural Resources Inc.	6.250%	10/1/40	125	115
Domtar Corp.	6.250%	9/1/42	25	26
Dow Chemical Co.	5.900%	2/15/15	925	1,012
Dow Chemical Co.	2.500%	2/15/16	75	78
Dow Chemical Co.	5.700%	5/15/18	25	29
Dow Chemical Co.	4.250%	11/15/20	125	137
Dow Chemical Co.	4.125%	11/15/21	100	107
Dow Chemical Co.	7.375%	11/1/29	25	33
Dow Chemical Co.	9.400%	5/15/39	350	560
Dow Chemical Co.	5.250%	11/15/41	200	216
Eastman Chemical Co.	3.000%	12/15/15	50	53
Eastman Chemical Co.	2.400%	6/1/17	75	78
Eastman Chemical Co.	5.500%	11/15/19	150	176
Eastman Chemical Co.	4.500%	1/15/21	75	83
Eastman Chemical Co.	3.600%	8/15/22	200	209
Eastman Chemical Co.	4.800%	9/1/42	225	233
Ecolab Inc.	2.375%	12/8/14	75	77
Ecolab Inc.	3.000%	12/8/16	50	53
Ecolab Inc.	1.450%	12/8/17	225	224
Ecolab Inc.	4.350%	12/8/21	400	446
Ecolab Inc.	5.500%	12/8/41	150	172
EI du Pont de Nemours & Co.	1.950%	1/15/16	150	155
EI du Pont de Nemours & Co.	5.250%	12/15/16	25	29
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	339
EI du Pont de Nemours & Co.	4.625%	1/15/20	400	465
EI du Pont de Nemours & Co.	3.625%	1/15/21	600	658
EI du Pont de Nemours & Co.	2.800%	2/15/23	125	127
EI du Pont de Nemours & Co.	6.500%	1/15/28	100	132
EI du Pont de Nemours & Co.	4.900%	1/15/41	150	171
EI du Pont de Nemours & Co.	4.150%	2/15/43	175	177
FMC Corp.	3.950%	2/1/22	50	53
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	225	227
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	50	51
6 Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	400	402
6 Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	300	301
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	100	99
6 Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	460	458
6 Freeport-McMoRan Copper & Gold Inc.	5.450%	3/15/43	225	222
Goldcorp Inc.	2.125%	3/15/18	325	327
Goldcorp Inc.	3.700%	3/15/23	200	201
International Paper Co.	5.300%	4/1/15	75	81
International Paper Co.	7.950%	6/15/18	500	643
International Paper Co.	7.500%	8/15/21	950	1,243
International Paper Co.	7.300%	11/15/39	100	131
Kinross Gold Corp.	5.125%	9/1/21	75	78
Kinross Gold Corp.	6.875%	9/1/41	50	52
Lubrizol Corp.	5.500%	10/1/14	250	269
LyondellBasell Industries NV	5.000%	4/15/19	350	395
LyondellBasell Industries NV	6.000%	11/15/21	175	208
LyondellBasell Industries NV	5.750%	4/15/24	175	205
Monsanto Co.	5.875%	4/15/38	325	421
Mosaic Co.	3.750%	11/15/21	150	158

Newmont Mining Corp.	3.500%	3/15/22	650	654
Newmont Mining Corp.	5.875%	4/1/35	100	111
Newmont Mining Corp.	4.875%	3/15/42	100	97
Nucor Corp.	5.750%	12/1/17	25	30
Nucor Corp.	5.850%	6/1/18	150	181
Nucor Corp.	6.400%	12/1/37	75	98
Packaging Corp. of America	3.900%	6/15/22	100	103
Placer Dome Inc.	6.450%	10/15/35	75	86
Plum Creek Timberlands LP	5.875%	11/15/15	100	111
Plum Creek Timberlands LP	4.700%	3/15/21	75	81
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	150	160
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	175	190
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	125	143
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	175	207
PPG Industries Inc.	1.900%	1/15/16	175	180
PPG Industries Inc.	6.650%	3/15/18	250	309
Praxair Inc.	4.375%	3/31/14	75	78
Praxair Inc.	5.250%	11/15/14	50	54
Praxair Inc.	5.200%	3/15/17	25	29
Praxair Inc.	4.500%	8/15/19	50	58
Praxair Inc.	3.000%	9/1/21	75	77
Praxair Inc.	2.450%	2/15/22	450	451
Praxair Inc.	2.200%	8/15/22	200	194
Praxair Inc.	3.550%	11/7/42	50	47
Rayonier Inc.	3.750%	4/1/22	50	50
Rio Tinto Alcan Inc.	5.000%	6/1/15	25	27
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	284
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	575	625
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	75	77
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	350	365
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	150	184
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	550	761
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	75	79
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	300	318
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	102
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	142
Rio Tinto Finance USA plc	2.000%	3/22/17	125	128
Rio Tinto Finance USA plc	1.625%	8/21/17	200	201
Rio Tinto Finance USA plc	3.500%	3/22/22	75	78
Rio Tinto Finance USA plc	2.875%	8/21/22	75	73
Rio Tinto Finance USA plc	4.750%	3/22/42	150	158
Rio Tinto Finance USA plc	4.125%	8/21/42	550	517
Rohm & Haas Co.	7.850%	7/15/29	250	342
RPM International Inc.	6.125%	10/15/19	25	29
RPM International Inc.	3.450%	11/15/22	100	99
Sherwin-Williams Co.	3.125%	12/15/14	75	78
Sigma-Aldrich Corp.	3.375%	11/1/20	50	53
Southern Copper Corp.	5.375%	4/16/20	75	85
Southern Copper Corp.	7.500%	7/27/35	450	542
Southern Copper Corp.	6.750%	4/16/40	125	141
Syngenta Finance NV	3.125%	3/28/22	100	103
Syngenta Finance NV	4.375%	3/28/42	50	53
Teck Resources Ltd.	3.150%	1/15/17	25	26
Teck Resources Ltd.	2.500%	2/1/18	125	124
Teck Resources Ltd.	4.750%	1/15/22	25	27
Teck Resources Ltd.	3.750%	2/1/23	250	245
Teck Resources Ltd.	6.125%	10/1/35	200	213

Teck Resources Ltd.	6.250%	7/15/41	225	237
Teck Resources Ltd.	5.200%	3/1/42	150	139
Teck Resources Ltd.	5.400%	2/1/43	50	48
Vale Canada Ltd.	5.700%	10/15/15	125	136
Vale Overseas Ltd.	6.250%	1/23/17	50	57
Vale Overseas Ltd.	5.625%	9/15/19	175	198
Vale Overseas Ltd.	4.625%	9/15/20	275	291
Vale Overseas Ltd.	4.375%	1/11/22	860	883
Vale Overseas Ltd.	8.250%	1/17/34	50	64
Vale Overseas Ltd.	6.875%	11/21/36	500	568
Vale Overseas Ltd.	6.875%	11/10/39	550	629
Valspar Corp.	7.250%	6/15/19	25	31
Westlake Chemical Corp.	3.600%	7/15/22	25	25
Westvaco Corp.	7.950%	2/15/31	125	153
Xstrata Canada Corp.	5.500%	6/15/17	200	226

Capital Goods (1.2%)
3M Co.	6.375%	2/15/28	100	139
3M Co.	5.700%	3/15/37	125	162
ABB Finance USA Inc.	1.625%	5/8/17	100	101
ABB Finance USA Inc.	4.375%	5/8/42	25	26
Acuity Brands Lighting Inc.	6.000%	12/15/19	50	57
Boeing Capital Corp.	3.250%	10/27/14	275	287
Boeing Co.	3.500%	2/15/15	400	422
Boeing Co.	6.000%	3/15/19	25	31
Boeing Co.	4.875%	2/15/20	75	89
Boeing Co.	6.625%	2/15/38	150	207
Boeing Co.	6.875%	3/15/39	75	106
Boeing Co.	5.875%	2/15/40	275	351
Carlisle Cos. Inc.	3.750%	11/15/22	75	75
Caterpillar Financial Services Corp.	1.650%	4/1/14	125	127
Caterpillar Financial Services Corp.	1.125%	12/15/14	300	304
Caterpillar Financial Services Corp.	4.750%	2/17/15	250	269
Caterpillar Financial Services Corp.	1.050%	3/26/15	300	303
Caterpillar Financial Services Corp.	2.650%	4/1/16	375	395
Caterpillar Financial Services Corp.	2.050%	8/1/16	300	311
Caterpillar Financial Services Corp.	1.750%	3/24/17	325	333
Caterpillar Financial Services Corp.	7.150%	2/15/19	525	681
Caterpillar Inc.	1.375%	5/27/14	25	25
Caterpillar Inc.	0.950%	6/26/15	150	151
Caterpillar Inc.	1.500%	6/26/17	150	152
Caterpillar Inc.	3.900%	5/27/21	75	83
Caterpillar Inc.	2.600%	6/26/22	50	50
Caterpillar Inc.	3.803%	8/15/42	443	419
Cooper US Inc.	5.450%	4/1/15	75	82
Cooper US Inc.	2.375%	1/15/16	500	518
CRH America Inc.	4.125%	1/15/16	50	53
CRH America Inc.	6.000%	9/30/16	225	256
CRH America Inc.	8.125%	7/15/18	300	372
CRH America Inc.	5.750%	1/15/21	75	84
Danaher Corp.	2.300%	6/23/16	50	52
Danaher Corp.	5.625%	1/15/18	75	89
Deere & Co.	6.950%	4/25/14	175	187
Deere & Co.	4.375%	10/16/19	175	204
Deere & Co.	2.600%	6/8/22	325	327
Deere & Co.	5.375%	10/16/29	125	155
Deere & Co.	7.125%	3/3/31	100	142

Deere & Co.	3.900%	6/9/42	75	74
Dover Corp.	5.450%	3/15/18	200	239
Dover Corp.	6.600%	3/15/38	75	104
Eaton Corp.	5.600%	5/15/18	300	355
6 Eaton Corp.	2.750%	11/2/22	200	198
6 Eaton Corp.	4.000%	11/2/32	25	25
6 Eaton Corp.	4.150%	11/2/42	50	49
Embraer Overseas Ltd.	6.375%	1/24/17	150	170
Embraer Overseas Ltd.	6.375%	1/15/20	300	347
Emerson Electric Co.	5.250%	10/15/18	225	270
Emerson Electric Co.	4.875%	10/15/19	25	30
Emerson Electric Co.	4.250%	11/15/20	25	29
Emerson Electric Co.	6.000%	8/15/32	425	542
Flowserve Corp.	3.500%	9/15/22	250	253
General Dynamics Corp.	1.375%	1/15/15	250	254
General Dynamics Corp.	1.000%	11/15/17	275	273
General Dynamics Corp.	3.875%	7/15/21	250	278
General Dynamics Corp.	2.250%	11/15/22	300	288
General Dynamics Corp.	3.600%	11/15/42	100	92
General Electric Co.	0.850%	10/9/15	375	376
General Electric Co.	5.250%	12/6/17	765	897
General Electric Co.	2.700%	10/9/22	700	700
General Electric Co.	4.125%	10/9/42	375	375
Harsco Corp.	5.750%	5/15/18	300	334
Honeywell International Inc.	5.300%	3/15/17	200	233
Honeywell International Inc.	4.250%	3/1/21	450	519
Honeywell International Inc.	5.700%	3/15/37	100	127
Honeywell International Inc.	5.375%	3/1/41	250	310
Illinois Tool Works Inc.	5.150%	4/1/14	175	182
Illinois Tool Works Inc.	6.250%	4/1/19	100	125
Illinois Tool Works Inc.	3.375%	9/15/21	100	108
Illinois Tool Works Inc.	4.875%	9/15/41	75	84
Illinois Tool Works Inc.	3.900%	9/1/42	75	72
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	50	54
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	125	150
John Deere Capital Corp.	1.250%	12/2/14	175	177
John Deere Capital Corp.	2.950%	3/9/15	100	105
John Deere Capital Corp.	0.950%	6/29/15	200	202
John Deere Capital Corp.	0.750%	1/22/16	50	50
John Deere Capital Corp.	2.000%	1/13/17	150	155
John Deere Capital Corp.	2.800%	9/18/17	275	294
John Deere Capital Corp.	1.200%	10/10/17	200	201
John Deere Capital Corp.	1.300%	3/12/18	125	125
John Deere Capital Corp.	5.750%	9/10/18	275	336
John Deere Capital Corp.	1.700%	1/15/20	125	123
John Deere Capital Corp.	3.150%	10/15/21	25	26
John Deere Capital Corp.	2.800%	1/27/23	50	51
Joy Global Inc.	6.000%	11/15/16	50	57
Kennametal Inc.	2.650%	11/1/19	75	75
Kennametal Inc.	3.875%	2/15/22	50	52
L-3 Communications Corp.	5.200%	10/15/19	100	114
L-3 Communications Corp.	4.750%	7/15/20	75	83
L-3 Communications Corp.	4.950%	2/15/21	325	363
Lockheed Martin Corp.	3.350%	9/15/21	500	523
Lockheed Martin Corp.	6.150%	9/1/36	725	882
Lockheed Martin Corp.	5.500%	11/15/39	25	29
Martin Marietta Materials Inc.	6.600%	4/15/18	150	170

Mohawk Industries Inc.	3.850%	2/1/23	300	305
Northrop Grumman Corp.	3.500%	3/15/21	200	214
Northrop Grumman Corp.	5.050%	11/15/40	50	54
Owens Corning	6.500%	12/1/16	341	385
Owens Corning	4.200%	12/15/22	150	154
Parker Hannifin Corp.	5.500%	5/15/18	50	60
Parker Hannifin Corp.	3.500%	9/15/22	100	108
Parker Hannifin Corp.	6.250%	5/15/38	25	33
6 Pentair Finance SA	1.350%	12/1/15	125	125
Precision Castparts Corp.	0.700%	12/20/15	75	75
Precision Castparts Corp.	1.250%	1/15/18	325	326
Precision Castparts Corp.	2.500%	1/15/23	25	25
Precision Castparts Corp.	3.900%	1/15/43	75	74
Raytheon Co.	6.750%	3/15/18	125	155
Raytheon Co.	4.400%	2/15/20	100	114
Raytheon Co.	3.125%	10/15/20	25	26
Raytheon Co.	2.500%	12/15/22	175	171
Raytheon Co.	7.200%	8/15/27	25	35
Raytheon Co.	4.700%	12/15/41	300	324
Republic Services Inc.	3.800%	5/15/18	125	137
Republic Services Inc.	5.500%	9/15/19	425	505
Republic Services Inc.	5.000%	3/1/20	125	144
Republic Services Inc.	5.250%	11/15/21	75	88
Republic Services Inc.	3.550%	6/1/22	50	52
Republic Services Inc.	6.086%	3/15/35	75	90
Republic Services Inc.	6.200%	3/1/40	125	155
Republic Services Inc.	5.700%	5/15/41	200	232
Rockwell Automation Inc.	5.650%	12/1/17	25	29
Rockwell Automation Inc.	6.700%	1/15/28	50	69
Rockwell Automation Inc.	6.250%	12/1/37	100	131
Rockwell Collins Inc.	5.250%	7/15/19	25	30
Rockwell Collins Inc.	3.100%	11/15/21	50	53
Roper Industries Inc.	1.850%	11/15/17	75	76
Roper Industries Inc.	6.250%	9/1/19	75	91
Snap-on Inc.	6.125%	9/1/21	75	92
Sonoco Products Co.	4.375%	11/1/21	25	27
Sonoco Products Co.	5.750%	11/1/40	125	143
Stanley Black & Decker Inc.	3.400%	12/1/21	150	157
Stanley Black & Decker Inc.	5.200%	9/1/40	125	141
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	225	280
United Technologies Corp.	4.875%	5/1/15	125	136
United Technologies Corp.	1.200%	6/1/15	225	228
United Technologies Corp.	1.800%	6/1/17	225	232
United Technologies Corp.	5.375%	12/15/17	875	1,039
United Technologies Corp.	4.500%	4/15/20	100	116
United Technologies Corp.	3.100%	6/1/22	375	392
United Technologies Corp.	6.700%	8/1/28	100	134
United Technologies Corp.	7.500%	9/15/29	125	179
United Technologies Corp.	5.400%	5/1/35	150	179
United Technologies Corp.	6.050%	6/1/36	225	290
United Technologies Corp.	6.125%	7/15/38	300	390
United Technologies Corp.	5.700%	4/15/40	100	126
United Technologies Corp.	4.500%	6/1/42	725	773
Waste Management Inc.	6.375%	3/11/15	175	193
Waste Management Inc.	2.600%	9/1/16	125	131
Waste Management Inc.	6.100%	3/15/18	375	451

Waste Management Inc.	4.600%	3/1/21	50	57
Waste Management Inc.	6.125%	11/30/39	200	247

Communication (2.2%)
America Movil SAB de CV	5.750%	1/15/15	296	320
America Movil SAB de CV	2.375%	9/8/16	300	310
America Movil SAB de CV	5.625%	11/15/17	150	175
America Movil SAB de CV	5.000%	10/16/19	400	454
America Movil SAB de CV	6.375%	3/1/35	175	209
America Movil SAB de CV	6.125%	11/15/37	150	174
America Movil SAB de CV	6.125%	3/30/40	475	556
America Movil SAB de CV	4.375%	7/16/42	250	233
American Tower Corp.	4.625%	4/1/15	325	347
American Tower Corp.	4.500%	1/15/18	225	248
American Tower Corp.	5.900%	11/1/21	500	587
American Tower Corp.	3.500%	1/31/23	50	50
AT&T Corp.	6.500%	3/15/29	175	213
AT&T Corp.	8.000%	11/15/31	406	593
AT&T Inc.	5.100%	9/15/14	450	478
AT&T Inc.	2.500%	8/15/15	600	623
AT&T Inc.	0.800%	12/1/15	150	150
AT&T Inc.	2.950%	5/15/16	125	132
AT&T Inc.	5.625%	6/15/16	400	457
AT&T Inc.	2.400%	8/15/16	200	208
AT&T Inc.	1.700%	6/1/17	425	430
AT&T Inc.	1.400%	12/1/17	200	199
AT&T Inc.	5.500%	2/1/18	100	117
AT&T Inc.	5.600%	5/15/18	450	534
AT&T Inc.	5.800%	2/15/19	250	302
AT&T Inc.	4.450%	5/15/21	250	282
AT&T Inc.	3.875%	8/15/21	250	270
AT&T Inc.	3.000%	2/15/22	375	379
AT&T Inc.	2.625%	12/1/22	275	266
AT&T Inc.	6.450%	6/15/34	315	385
AT&T Inc.	6.500%	9/1/37	450	555
AT&T Inc.	6.300%	1/15/38	725	871
AT&T Inc.	6.550%	2/15/39	50	62
AT&T Inc.	5.350%	9/1/40	631	676
AT&T Inc.	5.550%	8/15/41	275	302
6 AT&T Inc.	4.300%	12/15/42	271	256
6 AT&T Inc.	4.350%	6/15/45	374	349
AT&T Mobility LLC	7.125%	12/15/31	175	238
Bellsouth Capital Funding Corp.	7.875%	2/15/30	128	165
BellSouth Corp.	5.200%	9/15/14	125	134
BellSouth Corp.	5.200%	12/15/16	75	85
BellSouth Corp.	6.875%	10/15/31	78	94
BellSouth Corp.	6.550%	6/15/34	154	183
BellSouth Corp.	6.000%	11/15/34	189	210
BellSouth Telecommunications Inc.	6.375%	6/1/28	70	84
British Telecommunications plc	5.950%	1/15/18	300	358
British Telecommunications plc	9.625%	12/15/30	350	544
CBS Corp.	8.875%	5/15/19	175	234
CBS Corp.	5.750%	4/15/20	115	136
CBS Corp.	4.300%	2/15/21	275	299
CBS Corp.	5.900%	10/15/40	275	304
6 CC Holdings GS V LLC	3.849%	4/15/23	250	252

Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	600	797
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	211
Comcast Cable Communications LLC	8.875%	5/1/17	500	645
Comcast Corp.	5.900%	3/15/16	100	114
Comcast Corp.	6.300%	11/15/17	50	61
Comcast Corp.	5.875%	2/15/18	325	392
Comcast Corp.	5.700%	5/15/18	175	211
Comcast Corp.	5.700%	7/1/19	775	945
Comcast Corp.	5.150%	3/1/20	325	385
Comcast Corp.	2.850%	1/15/23	200	200
Comcast Corp.	4.250%	1/15/33	275	276
Comcast Corp.	5.650%	6/15/35	400	464
Comcast Corp.	6.500%	11/15/35	750	955
Comcast Corp.	6.450%	3/15/37	75	95
Comcast Corp.	6.950%	8/15/37	225	301
Comcast Corp.	4.500%	1/15/43	125	126
COX Communications Inc.	5.450%	12/15/14	160	173
COX Communications Inc.	5.500%	10/1/15	125	139
Deutsche Telekom International Finance BV	4.875%	7/8/14	75	79
Deutsche Telekom International Finance BV	5.750%	3/23/16	400	452
Deutsche Telekom International Finance BV	6.000%	7/8/19	150	184
Deutsche Telekom International Finance BV	8.750%	6/15/30	725	1,023
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	50	53
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	100	105
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	25	26
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	250	266
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	925	1,099
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	750	835
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	650	629
Discovery Communications LLC	5.050%	6/1/20	200	231
Discovery Communications LLC	4.375%	6/15/21	25	28
Discovery Communications LLC	3.300%	5/15/22	125	127
Discovery Communications LLC	3.250%	4/1/23	100	101
Discovery Communications LLC	4.950%	5/15/42	75	78
Discovery Communications LLC	4.875%	4/1/43	100	102
Embarq Corp.	7.082%	6/1/16	175	202
Embarq Corp.	7.995%	6/1/36	50	53
France Telecom SA	2.125%	9/16/15	175	180
France Telecom SA	2.750%	9/14/16	225	235
France Telecom SA	4.125%	9/14/21	325	351
France Telecom SA	8.500%	3/1/31	425	608
France Telecom SA	5.375%	1/13/42	150	155
Grupo Televisa SAB	6.625%	3/18/25	100	126
Grupo Televisa SAB	6.625%	1/15/40	275	336
Interpublic Group of Cos. Inc.	3.750%	2/15/23	300	290
McGraw-Hill Cos. Inc.	5.900%	11/15/17	150	170
McGraw-Hill Cos. Inc.	6.550%	11/15/37	150	158
Moody's Corp.	4.500%	9/1/22	400	412

NBCUniversal Media LLC	2.100%	4/1/14	150	152
NBCUniversal Media LLC	3.650%	4/30/15	75	80
NBCUniversal Media LLC	2.875%	4/1/16	275	291
NBCUniversal Media LLC	5.150%	4/30/20	125	148
NBCUniversal Media LLC	4.375%	4/1/21	175	197
NBCUniversal Media LLC	2.875%	1/15/23	225	223
NBCUniversal Media LLC	6.400%	4/30/40	300	381
NBCUniversal Media LLC	5.950%	4/1/41	150	183
NBCUniversal Media LLC	4.450%	1/15/43	325	322
New Cingular Wireless Services Inc.	8.750%	3/1/31	75	117
News America Inc.	5.300%	12/15/14	250	269
News America Inc.	4.500%	2/15/21	200	226
News America Inc.	3.000%	9/15/22	150	149
News America Inc.	6.550%	3/15/33	300	357
News America Inc.	6.200%	12/15/34	600	711
News America Inc.	6.400%	12/15/35	365	441
News America Inc.	8.150%	10/17/36	175	241
News America Inc.	6.150%	3/1/37	100	118
News America Inc.	6.900%	8/15/39	100	127
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	25	25
Omnicom Group Inc.	5.900%	4/15/16	25	28
Omnicom Group Inc.	4.450%	8/15/20	300	327
Omnicom Group Inc.	3.625%	5/1/22	325	330
Pacific Bell Telephone Co.	7.125%	3/15/26	50	66
Qwest Corp.	7.500%	10/1/14	200	218
Qwest Corp.	6.500%	6/1/17	100	117
Qwest Corp.	7.250%	9/15/25	25	29
Qwest Corp.	6.875%	9/15/33	275	274
Qwest Corp.	7.125%	11/15/43	100	102
6 Reed Elsevier Capital Inc.	3.125%	10/15/22	282	275
Rogers Communications Inc.	6.800%	8/15/18	150	189
Rogers Communications Inc.	3.000%	3/15/23	205	206
Telecom Italia Capital SA	6.175%	6/18/14	75	78
Telecom Italia Capital SA	4.950%	9/30/14	175	181
Telecom Italia Capital SA	5.250%	10/1/15	275	290
Telecom Italia Capital SA	7.175%	6/18/19	100	114
Telecom Italia Capital SA	6.375%	11/15/33	85	83
Telecom Italia Capital SA	6.000%	9/30/34	25	23
Telecom Italia Capital SA	7.200%	7/18/36	100	100
Telecom Italia Capital SA	7.721%	6/4/38	425	443
Telefonica Emisiones SAU	3.729%	4/27/15	100	104
Telefonica Emisiones SAU	6.421%	6/20/16	450	499
Telefonica Emisiones SAU	5.877%	7/15/19	100	110
Telefonica Emisiones SAU	5.134%	4/27/20	225	237
Telefonica Emisiones SAU	5.462%	2/16/21	225	242
Telefonica Emisiones SAU	7.045%	6/20/36	425	457
Telefonica Europe BV	8.250%	9/15/30	200	238
Thomson Reuters Corp.	5.700%	10/1/14	125	134
Thomson Reuters Corp.	4.700%	10/15/19	300	343
Thomson Reuters Corp.	5.500%	8/15/35	75	85
Thomson Reuters Corp.	5.850%	4/15/40	150	178
Time Warner Cable Inc.	7.500%	4/1/14	100	107
Time Warner Cable Inc.	3.500%	2/1/15	150	157
Time Warner Cable Inc.	5.850%	5/1/17	275	320
Time Warner Cable Inc.	6.750%	7/1/18	850	1,045
Time Warner Cable Inc.	8.250%	4/1/19	225	293
Time Warner Cable Inc.	5.000%	2/1/20	475	541

Time Warner Cable Inc.	6.550%	5/1/37	200	232
Time Warner Cable Inc.	6.750%	6/15/39	200	237
Time Warner Cable Inc.	5.875%	11/15/40	600	639
Time Warner Cable Inc.	4.500%	9/15/42	350	318
Time Warner Entertainment Co. LP	8.375%	3/15/23	175	239
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	138
United States Cellular Corp.	6.700%	12/15/33	75	80
Verizon Communications Inc.	5.550%	2/15/16	250	282
Verizon Communications Inc.	3.000%	4/1/16	25	26
Verizon Communications Inc.	2.000%	11/1/16	500	516
Verizon Communications Inc.	5.500%	4/1/17	50	58
Verizon Communications Inc.	5.500%	2/15/18	600	705
Verizon Communications Inc.	6.100%	4/15/18	50	60
Verizon Communications Inc.	8.750%	11/1/18	389	522
Verizon Communications Inc.	6.350%	4/1/19	200	246
Verizon Communications Inc.	4.600%	4/1/21	775	864
Verizon Communications Inc.	3.500%	11/1/21	100	104
Verizon Communications Inc.	5.850%	9/15/35	425	486
Verizon Communications Inc.	6.250%	4/1/37	60	71
Verizon Communications Inc.	6.400%	2/15/38	625	756
Verizon Communications Inc.	6.900%	4/15/38	290	372
Verizon Communications Inc.	4.750%	11/1/41	200	196
Verizon Global Funding Corp.	7.750%	12/1/30	425	588
Vodafone Group plc	5.375%	1/30/15	500	542
Vodafone Group plc	0.900%	2/19/16	50	50
Vodafone Group plc	5.750%	3/15/16	100	114
Vodafone Group plc	5.625%	2/27/17	250	290
Vodafone Group plc	1.625%	3/20/17	625	631
Vodafone Group plc	1.250%	9/26/17	475	470
Vodafone Group plc	1.500%	2/19/18	50	50
Vodafone Group plc	5.450%	6/10/19	150	178
Vodafone Group plc	2.500%	9/26/22	75	72
Vodafone Group plc	2.950%	2/19/23	415	413
Vodafone Group plc	7.875%	2/15/30	50	71
Vodafone Group plc	6.150%	2/27/37	225	269
Vodafone Group plc	4.375%	2/19/43	150	142
Washington Post Co.	7.250%	2/1/19	75	89
WPP Finance 2010	4.750%	11/21/21	608	659
WPP Finance 2010	3.625%	9/7/22	200	199
WPP Finance UK	8.000%	9/15/14	50	55

Consumer Cyclical (1.6%)
6 ADT Corp.	2.250%	7/15/17	25	25
6 ADT Corp.	3.500%	7/15/22	300	296
6 ADT Corp.	4.875%	7/15/42	75	72
Amazon.com Inc.	0.650%	11/27/15	150	150
Amazon.com Inc.	1.200%	11/29/17	200	199
Amazon.com Inc.	2.500%	11/29/22	150	145
AutoZone Inc.	7.125%	8/1/18	250	314
AutoZone Inc.	2.875%	1/15/23	50	48
BorgWarner Inc.	4.625%	9/15/20	25	28
Carnival Corp.	1.200%	2/5/16	100	100
Costco Wholesale Corp.	5.500%	3/15/17	200	235
CVS Caremark Corp.	4.875%	9/15/14	50	53
CVS Caremark Corp.	3.250%	5/18/15	25	26
CVS Caremark Corp.	6.125%	8/15/16	100	117
CVS Caremark Corp.	2.750%	12/1/22	150	148

CVS Caremark Corp.	6.250%	6/1/27	375	480
CVS Caremark Corp.	6.125%	9/15/39	175	217
6 Daimler Finance North America LLC	2.625%	9/15/16	125	130
Daimler Finance North America LLC	8.500%	1/18/31	100	155
Darden Restaurants Inc.	6.200%	10/15/17	275	319
Darden Restaurants Inc.	4.500%	10/15/21	225	235
Darden Restaurants Inc.	6.800%	10/15/37	100	116
eBay Inc.	1.625%	10/15/15	75	77
eBay Inc.	1.350%	7/15/17	175	177
eBay Inc.	3.250%	10/15/20	75	80
eBay Inc.	2.600%	7/15/22	400	398
eBay Inc.	4.000%	7/15/42	25	23
Expedia Inc.	5.950%	8/15/20	75	83
Family Dollar Stores Inc.	5.000%	2/1/21	75	81
Ford Motor Co.	6.625%	10/1/28	275	318
Ford Motor Co.	6.375%	2/1/29	100	112
Ford Motor Co.	7.450%	7/16/31	375	473
Ford Motor Co.	7.400%	11/1/46	100	125
Ford Motor Credit Co. LLC	8.000%	6/1/14	175	188
Ford Motor Credit Co. LLC	8.700%	10/1/14	100	111
Ford Motor Credit Co. LLC	3.875%	1/15/15	650	675
Ford Motor Credit Co. LLC	7.000%	4/15/15	225	248
Ford Motor Credit Co. LLC	2.750%	5/15/15	100	102
Ford Motor Credit Co. LLC	12.000%	5/15/15	125	151
Ford Motor Credit Co. LLC	5.625%	9/15/15	125	136
Ford Motor Credit Co. LLC	4.207%	4/15/16	125	133
Ford Motor Credit Co. LLC	3.984%	6/15/16	550	582
Ford Motor Credit Co. LLC	8.000%	12/15/16	200	239
Ford Motor Credit Co. LLC	4.250%	2/3/17	100	107
Ford Motor Credit Co. LLC	6.625%	8/15/17	325	380
Ford Motor Credit Co. LLC	5.000%	5/15/18	525	579
Ford Motor Credit Co. LLC	8.125%	1/15/20	250	316
Ford Motor Credit Co. LLC	5.750%	2/1/21	250	283
Ford Motor Credit Co. LLC	5.875%	8/2/21	325	371
Historic TW Inc.	9.150%	2/1/23	195	284
Historic TW Inc.	6.625%	5/15/29	175	216
Home Depot Inc.	5.400%	3/1/16	175	198
Home Depot Inc.	3.950%	9/15/20	100	112
Home Depot Inc.	4.400%	4/1/21	1,100	1,267
Home Depot Inc.	5.875%	12/16/36	275	343
Home Depot Inc.	5.400%	9/15/40	75	89
Home Depot Inc.	5.950%	4/1/41	125	160
Host Hotels & Resorts LP	6.000%	10/1/21	100	116
Host Hotels & Resorts LP	4.750%	3/1/23	400	430
Hyatt Hotels Corp.	3.875%	8/15/16	50	53
Hyatt Hotels Corp.	5.375%	8/15/21	50	56
International Game Technology	7.500%	6/15/19	50	60
International Game Technology	5.500%	6/15/20	75	81
Johnson Controls Inc.	2.600%	12/1/16	100	105
Johnson Controls Inc.	5.000%	3/30/20	125	143
Johnson Controls Inc.	4.250%	3/1/21	250	275
Johnson Controls Inc.	3.750%	12/1/21	100	106
Johnson Controls Inc.	6.000%	1/15/36	50	60
Johnson Controls Inc.	5.250%	12/1/41	50	55
Kohl's Corp.	6.250%	12/15/17	50	58
Kohl's Corp.	4.000%	11/1/21	300	310
Kohl's Corp.	6.000%	1/15/33	100	104

Lowe's Cos. Inc.	5.000%	10/15/15	150	167
Lowe's Cos. Inc.	5.400%	10/15/16	150	173
Lowe's Cos. Inc.	6.100%	9/15/17	75	90
Lowe's Cos. Inc.	3.750%	4/15/21	500	546
Lowe's Cos. Inc.	6.875%	2/15/28	25	32
Lowe's Cos. Inc.	6.500%	3/15/29	200	250
Lowe's Cos. Inc.	5.800%	10/15/36	175	209
Macy's Retail Holdings Inc.	7.875%	7/15/15	650	749
Macy's Retail Holdings Inc.	5.900%	12/1/16	107	124
Macy's Retail Holdings Inc.	7.450%	7/15/17	325	400
Macy's Retail Holdings Inc.	6.900%	4/1/29	225	271
Macy's Retail Holdings Inc.	6.375%	3/15/37	125	146
Marriott International Inc.	6.200%	6/15/16	25	29
Marriott International Inc.	6.375%	6/15/17	50	59
Marriott International Inc.	3.000%	3/1/19	50	53
McDonald's Corp.	0.750%	5/29/15	125	126
McDonald's Corp.	5.300%	3/15/17	125	146
McDonald's Corp.	5.800%	10/15/17	325	393
McDonald's Corp.	5.350%	3/1/18	100	119
McDonald's Corp.	5.000%	2/1/19	100	119
McDonald's Corp.	1.875%	5/29/19	50	51
McDonald's Corp.	6.300%	10/15/37	50	68
McDonald's Corp.	5.700%	2/1/39	100	129
McDonald's Corp.	3.700%	2/15/42	375	364
MDC Holdings Inc.	6.000%	1/15/43	100	98
Nordstrom Inc.	6.250%	1/15/18	75	90
Nordstrom Inc.	4.750%	5/1/20	400	464
Nordstrom Inc.	4.000%	10/15/21	175	194
Nordstrom Inc.	7.000%	1/15/38	50	69
NVR Inc.	3.950%	9/15/22	75	77
O'Reilly Automotive Inc.	4.875%	1/14/21	25	28
PACCAR Financial Corp.	0.800%	2/8/16	75	75
PACCAR Financial Corp.	1.600%	3/15/17	25	25
PACCAR Inc.	6.875%	2/15/14	100	105
QVC Inc.	5.125%	7/2/22	25	26
6 QVC Inc.	5.950%	3/15/43	125	125
Staples Inc.	2.750%	1/12/18	250	253
Staples Inc.	4.375%	1/12/23	100	101
Target Corp.	5.375%	5/1/17	225	263
Target Corp.	6.000%	1/15/18	200	244
Target Corp.	2.900%	1/15/22	175	181
Target Corp.	6.350%	11/1/32	175	228
Target Corp.	6.500%	10/15/37	125	168
Target Corp.	7.000%	1/15/38	275	397
Target Corp.	4.000%	7/1/42	150	146
Time Warner Inc.	3.150%	7/15/15	575	605
Time Warner Inc.	5.875%	11/15/16	75	87
Time Warner Inc.	4.875%	3/15/20	350	400
Time Warner Inc.	4.700%	1/15/21	50	56
Time Warner Inc.	4.750%	3/29/21	675	765
Time Warner Inc.	7.625%	4/15/31	300	406
Time Warner Inc.	7.700%	5/1/32	375	512
Time Warner Inc.	6.500%	11/15/36	175	211
Time Warner Inc.	6.200%	3/15/40	100	117
Time Warner Inc.	6.100%	7/15/40	175	203
Time Warner Inc.	6.250%	3/29/41	50	59
TJX Cos. Inc.	6.950%	4/15/19	150	191

Toyota Motor Credit Corp.	1.000%	2/17/15	175	177
Toyota Motor Credit Corp.	3.200%	6/17/15	425	449
Toyota Motor Credit Corp.	0.875%	7/17/15	50	50
Toyota Motor Credit Corp.	2.800%	1/11/16	50	53
Toyota Motor Credit Corp.	2.000%	9/15/16	175	181
Toyota Motor Credit Corp.	2.050%	1/12/17	450	466
Toyota Motor Credit Corp.	1.250%	10/5/17	175	175
Toyota Motor Credit Corp.	1.375%	1/10/18	300	301
Toyota Motor Credit Corp.	4.250%	1/11/21	125	142
Toyota Motor Credit Corp.	3.400%	9/15/21	75	80
Toyota Motor Credit Corp.	3.300%	1/12/22	275	291
Toyota Motor Credit Corp.	2.625%	1/10/23	200	199
VF Corp.	5.950%	11/1/17	75	90
VF Corp.	3.500%	9/1/21	200	214
VF Corp.	6.450%	11/1/37	50	63
Viacom Inc.	1.250%	2/27/15	150	151
Viacom Inc.	2.500%	12/15/16	175	183
Viacom Inc.	3.500%	4/1/17	50	54
Viacom Inc.	6.125%	10/5/17	75	89
Viacom Inc.	5.625%	9/15/19	275	329
Viacom Inc.	3.875%	12/15/21	25	27
Viacom Inc.	3.125%	6/15/22	50	50
Viacom Inc.	6.875%	4/30/36	375	466
6 Viacom Inc.	4.375%	3/15/43	106	99
Wal-Mart Stores Inc.	1.625%	4/15/14	350	355
Wal-Mart Stores Inc.	4.500%	7/1/15	225	245
Wal-Mart Stores Inc.	1.500%	10/25/15	190	195
Wal-Mart Stores Inc.	5.375%	4/5/17	25	29
Wal-Mart Stores Inc.	5.800%	2/15/18	425	517
Wal-Mart Stores Inc.	3.625%	7/8/20	25	28
Wal-Mart Stores Inc.	3.250%	10/25/20	325	352
Wal-Mart Stores Inc.	4.250%	4/15/21	200	230
Wal-Mart Stores Inc.	5.875%	4/5/27	725	950
Wal-Mart Stores Inc.	7.550%	2/15/30	175	253
Wal-Mart Stores Inc.	5.250%	9/1/35	150	175
Wal-Mart Stores Inc.	6.500%	8/15/37	900	1,214
Wal-Mart Stores Inc.	6.200%	4/15/38	300	396
Wal-Mart Stores Inc.	5.625%	4/15/41	475	596
Walgreen Co.	1.000%	3/13/15	225	226
Walgreen Co.	1.800%	9/15/17	50	51
Walgreen Co.	3.100%	9/15/22	200	198
Walgreen Co.	4.400%	9/15/42	75	72
Walt Disney Co.	0.875%	12/1/14	175	176
Walt Disney Co.	0.450%	12/1/15	100	100
Walt Disney Co.	5.625%	9/15/16	375	435
Walt Disney Co.	1.100%	12/1/17	400	401
Walt Disney Co.	5.875%	12/15/17	175	212
Walt Disney Co.	2.750%	8/16/21	100	103
Walt Disney Co.	2.350%	12/1/22	75	74
Walt Disney Co.	4.375%	8/16/41	75	81
Walt Disney Co.	4.125%	12/1/41	275	284
Walt Disney Co.	3.700%	12/1/42	125	120
Western Union Co.	5.930%	10/1/16	125	138
Western Union Co.	5.253%	4/1/20	133	143
Western Union Co.	6.200%	11/17/36	75	77
Western Union Co.	6.200%	6/21/40	200	203
Wyndham Worldwide Corp.	2.950%	3/1/17	200	205

Wyndham Worldwide Corp.	2.500%	3/1/18	50	50
Wyndham Worldwide Corp.	4.250%	3/1/22	175	183
Wyndham Worldwide Corp.	3.900%	3/1/23	50	50
Yum! Brands Inc.	6.250%	4/15/16	50	57
Yum! Brands Inc.	6.250%	3/15/18	125	149
Yum! Brands Inc.	6.875%	11/15/37	225	292

Consumer Noncyclical (3.2%)
Abbott Laboratories	4.125%	5/27/20	25	28
Abbott Laboratories	6.150%	11/30/37	175	235
Abbott Laboratories	6.000%	4/1/39	25	33
Abbott Laboratories	5.300%	5/27/40	300	365
6 AbbVie Inc.	1.200%	11/6/15	350	353
6 AbbVie Inc.	1.750%	11/6/17	600	610
6 AbbVie Inc.	2.000%	11/6/18	225	228
6 AbbVie Inc.	2.900%	11/6/22	1,000	1,006
6 AbbVie Inc.	4.400%	11/6/42	100	102
Actavis Inc.	1.875%	10/1/17	100	101
Actavis Inc.	3.250%	10/1/22	675	682
Actavis Inc.	4.625%	10/1/42	50	51
Allergan Inc.	5.750%	4/1/16	25	29
Allergan Inc.	1.350%	3/15/18	25	25
Allergan Inc.	2.800%	3/15/23	100	101
Altria Group Inc.	4.125%	9/11/15	475	512
Altria Group Inc.	9.700%	11/10/18	192	266
Altria Group Inc.	9.250%	8/6/19	185	258
Altria Group Inc.	2.850%	8/9/22	75	74
Altria Group Inc.	9.950%	11/10/38	150	247
Altria Group Inc.	10.200%	2/6/39	650	1,096
Altria Group Inc.	4.250%	8/9/42	150	141
AmerisourceBergen Corp.	5.875%	9/15/15	150	168
AmerisourceBergen Corp.	4.875%	11/15/19	25	29
Amgen Inc.	1.875%	11/15/14	200	204
Amgen Inc.	4.850%	11/18/14	100	107
Amgen Inc.	2.300%	6/15/16	150	156
Amgen Inc.	2.500%	11/15/16	200	210
Amgen Inc.	2.125%	5/15/17	225	233
Amgen Inc.	5.850%	6/1/17	150	177
Amgen Inc.	5.700%	2/1/19	75	90
Amgen Inc.	3.450%	10/1/20	225	241
Amgen Inc.	4.100%	6/15/21	150	166
Amgen Inc.	3.875%	11/15/21	200	218
Amgen Inc.	3.625%	5/15/22	225	241
Amgen Inc.	6.375%	6/1/37	125	156
Amgen Inc.	6.900%	6/1/38	275	364
Amgen Inc.	6.400%	2/1/39	175	217
Amgen Inc.	5.750%	3/15/40	125	144
Amgen Inc.	4.950%	10/1/41	150	158
Amgen Inc.	5.150%	11/15/41	325	351
Amgen Inc.	5.650%	6/15/42	175	201
Amgen Inc.	5.375%	5/15/43	75	83
Anheuser-Busch Cos. LLC	5.500%	1/15/18	75	89
Anheuser-Busch Cos. LLC	6.800%	8/20/32	150	201
Anheuser-Busch Cos. LLC	5.750%	4/1/36	115	141
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	250	248
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	293
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	275	279

Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	200	215
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	275	292
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	318
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	525	530
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	575	757
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	175	227
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	500	602
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	150	178
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	75	86
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	200	196
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	240
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	325	439
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	225	211
Archer-Daniels-Midland Co.	5.450%	3/15/18	75	89
Archer-Daniels-Midland Co.	4.479%	3/1/21	225	257
Archer-Daniels-Midland Co.	5.935%	10/1/32	100	122
Archer-Daniels-Midland Co.	5.375%	9/15/35	275	317
Archer-Daniels-Midland Co.	5.765%	3/1/41	50	60
Archer-Daniels-Midland Co.	4.016%	4/16/43	25	24
AstraZeneca plc	5.400%	6/1/14	75	79
AstraZeneca plc	5.900%	9/15/17	550	661
AstraZeneca plc	1.950%	9/18/19	25	25
AstraZeneca plc	6.450%	9/15/37	450	588
AstraZeneca plc	4.000%	9/18/42	250	243
Avon Products Inc.	2.375%	3/15/16	100	101
Avon Products Inc.	4.600%	3/15/20	25	26
Avon Products Inc.	5.000%	3/15/23	50	51
Avon Products Inc.	6.950%	3/15/43	125	128
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	50	57
Baxter International Inc.	6.250%	12/1/37	75	100
Baxter International Inc.	3.650%	8/15/42	25	23
Beam Inc.	5.375%	1/15/16	45	50
Beam Inc.	1.875%	5/15/17	25	25
Beam Inc.	3.250%	5/15/22	50	51
Beam Inc.	5.875%	1/15/36	50	59
Becton Dickinson & Co.	5.000%	5/15/19	50	59
Becton Dickinson & Co.	3.250%	11/12/20	300	320
Becton Dickinson & Co.	3.125%	11/8/21	65	68
Biogen Idec Inc.	6.875%	3/1/18	325	398
Boston Scientific Corp.	4.500%	1/15/15	200	212
Boston Scientific Corp.	6.250%	11/15/15	325	364
Boston Scientific Corp.	6.000%	1/15/20	200	233
Boston Scientific Corp.	7.000%	11/15/35	25	32
Boston Scientific Corp.	7.375%	1/15/40	50	67
Bottling Group LLC	5.500%	4/1/16	250	284
Bottling Group LLC	5.125%	1/15/19	100	119
Bristol-Myers Squibb Co.	5.450%	5/1/18	50	60
Bristol-Myers Squibb Co.	2.000%	8/1/22	275	260
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	273
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	140
Bristol-Myers Squibb Co.	5.875%	11/15/36	112	141
Bristol-Myers Squibb Co.	6.125%	5/1/38	50	66
Bristol-Myers Squibb Co.	3.250%	8/1/42	75	65
Brown-Forman Corp.	1.000%	1/15/18	150	149
Brown-Forman Corp.	2.250%	1/15/23	50	49
Brown-Forman Corp.	3.750%	1/15/43	25	24

Bunge Ltd. Finance Corp.	5.350%	4/15/14	175	183
Bunge Ltd. Finance Corp.	5.100%	7/15/15	25	27
Bunge Ltd. Finance Corp.	4.100%	3/15/16	50	54
Bunge Ltd. Finance Corp.	8.500%	6/15/19	425	551
Campbell Soup Co.	3.050%	7/15/17	25	27
Campbell Soup Co.	4.250%	4/15/21	100	110
Campbell Soup Co.	3.800%	8/2/42	75	67
Cardinal Health Inc.	4.000%	6/15/15	50	53
Cardinal Health Inc.	1.700%	3/15/18	100	99
Cardinal Health Inc.	4.625%	12/15/20	125	141
Cardinal Health Inc.	3.200%	3/15/23	150	149
Cardinal Health Inc.	4.600%	3/15/43	25	24
CareFusion Corp.	5.125%	8/1/14	50	53
CareFusion Corp.	6.375%	8/1/19	50	61
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	200	201
Celgene Corp.	2.450%	10/15/15	50	52
Celgene Corp.	1.900%	8/15/17	75	76
Celgene Corp.	3.950%	10/15/20	25	27
Celgene Corp.	3.250%	8/15/22	175	177
Celgene Corp.	5.700%	10/15/40	50	57
Church & Dwight Co. Inc.	3.350%	12/15/15	50	53
Clorox Co.	5.000%	1/15/15	250	267
Clorox Co.	3.800%	11/15/21	100	106
Coca-Cola Co.	0.750%	3/13/15	325	327
Coca-Cola Co.	1.500%	11/15/15	200	205
Coca-Cola Co.	1.800%	9/1/16	450	465
Coca-Cola Co.	5.350%	11/15/17	450	534
Coca-Cola Co.	4.875%	3/15/19	200	237
Coca-Cola Co.	3.150%	11/15/20	125	135
Coca-Cola Co.	3.300%	9/1/21	250	271
Coca-Cola Enterprises Inc.	3.500%	9/15/20	300	317
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	111
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	25	27
Colgate-Palmolive Co.	1.300%	1/15/17	200	203
Colgate-Palmolive Co.	2.450%	11/15/21	75	77
ConAgra Foods Inc.	1.300%	1/25/16	25	25
ConAgra Foods Inc.	1.900%	1/25/18	75	76
ConAgra Foods Inc.	3.250%	9/15/22	125	126
ConAgra Foods Inc.	3.200%	1/25/23	750	748
ConAgra Foods Inc.	7.125%	10/1/26	150	191
ConAgra Foods Inc.	4.650%	1/25/43	100	100
Covidien International Finance SA	1.350%	5/29/15	175	178
Covidien International Finance SA	6.000%	10/15/17	225	270
Covidien International Finance SA	3.200%	6/15/22	200	208
Covidien International Finance SA	6.550%	10/15/37	175	237
CR Bard Inc.	1.375%	1/15/18	225	225
Delhaize Group SA	5.700%	10/1/40	200	195
DENTSPLY International Inc.	2.750%	8/15/16	75	78
Diageo Capital plc	1.500%	5/11/17	1,200	1,220
Diageo Capital plc	5.750%	10/23/17	25	30
Diageo Capital plc	4.828%	7/15/20	300	349
Diageo Finance BV	5.300%	10/28/15	75	84
Diageo Investment Corp.	2.875%	5/11/22	100	101
Diageo Investment Corp.	4.250%	5/11/42	75	76
Dignity Health California GO	3.125%	11/1/22	50	50
Dignity Health California GO	4.500%	11/1/42	200	192
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	75	79

Dr Pepper Snapple Group Inc.	6.820%	5/1/18	70	88
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	125	130
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	75	74
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	50	50
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	25	36
Eli Lilly & Co.	4.200%	3/6/14	150	155
Eli Lilly & Co.	5.200%	3/15/17	150	174
Eli Lilly & Co.	5.500%	3/15/27	150	190
Eli Lilly & Co.	5.550%	3/15/37	150	184
Energizer Holdings Inc.	4.700%	5/19/21	50	53
Energizer Holdings Inc.	4.700%	5/24/22	25	27
Estee Lauder Cos. Inc.	2.350%	8/15/22	75	74
Estee Lauder Cos. Inc.	3.700%	8/15/42	25	23
Express Scripts Holding Co.	2.100%	2/12/15	325	332
Express Scripts Holding Co.	3.125%	5/15/16	100	106
Express Scripts Holding Co.	2.650%	2/15/17	350	367
Express Scripts Holding Co.	7.250%	6/15/19	50	64
Express Scripts Holding Co.	4.750%	11/15/21	150	170
Express Scripts Holding Co.	3.900%	2/15/22	100	107
Express Scripts Holding Co.	6.125%	11/15/41	175	219
Flowers Foods Inc.	4.375%	4/1/22	75	77
Genentech Inc.	4.750%	7/15/15	50	55
Genentech Inc.	5.250%	7/15/35	375	441
General Mills Inc.	5.700%	2/15/17	150	175
General Mills Inc.	5.650%	2/15/19	775	934
General Mills Inc.	3.150%	12/15/21	25	26
Gilead Sciences Inc.	2.400%	12/1/14	100	103
Gilead Sciences Inc.	4.500%	4/1/21	150	169
Gilead Sciences Inc.	4.400%	12/1/21	400	449
Gilead Sciences Inc.	5.650%	12/1/41	100	121
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	375	390
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	50	50
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	400	484
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	50	50
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	650	868
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	101
GlaxoSmithKline Capital plc	1.500%	5/8/17	525	533
GlaxoSmithKline Capital plc	2.850%	5/8/22	100	102
Hasbro Inc.	6.300%	9/15/17	175	203
Hasbro Inc.	6.350%	3/15/40	300	348
Hershey Co.	5.450%	9/1/16	50	57
Hershey Co.	1.500%	11/1/16	100	103
Hershey Co.	4.125%	12/1/20	50	57
Hormel Foods Corp.	4.125%	4/15/21	25	28
Hospira Inc.	5.900%	6/15/14	75	79
Hospira Inc.	5.600%	9/15/40	50	51
Ingredion Inc.	3.200%	11/1/15	25	26
Ingredion Inc.	4.625%	11/1/20	25	28
Ingredion Inc.	6.625%	4/15/37	25	30
JM Smucker Co.	3.500%	10/15/21	50	53
Johnson & Johnson	5.550%	8/15/17	500	599
Johnson & Johnson	6.950%	9/1/29	25	35
Johnson & Johnson	4.950%	5/15/33	150	179
Johnson & Johnson	5.950%	8/15/37	200	265
Johnson & Johnson	4.500%	9/1/40	150	169
Kaiser Foundation Hospitals	3.500%	4/1/22	50	53
Kaiser Foundation Hospitals	4.875%	4/1/42	100	109

Kellogg Co.	1.875%	11/17/16	350	360
Kellogg Co.	4.150%	11/15/19	125	141
Kellogg Co.	4.000%	12/15/20	500	557
Kellogg Co.	3.125%	5/17/22	50	52
Kimberly-Clark Corp.	4.875%	8/15/15	200	221
Kimberly-Clark Corp.	6.125%	8/1/17	275	333
Kimberly-Clark Corp.	6.250%	7/15/18	50	62
Kimberly-Clark Corp.	3.625%	8/1/20	140	154
Kimberly-Clark Corp.	5.300%	3/1/41	350	430
Koninklijke Philips Electronics NV	5.750%	3/11/18	200	238
Koninklijke Philips Electronics NV	3.750%	3/15/22	300	324
Koninklijke Philips Electronics NV	6.875%	3/11/38	175	238
Koninklijke Philips Electronics NV	5.000%	3/15/42	50	56
Kraft Foods Group Inc.	1.625%	6/4/15	50	51
Kraft Foods Group Inc.	2.250%	6/5/17	150	156
Kraft Foods Group Inc.	6.125%	8/23/18	75	91
Kraft Foods Group Inc.	5.375%	2/10/20	65	77
Kraft Foods Group Inc.	3.500%	6/6/22	150	157
Kraft Foods Group Inc.	6.875%	1/26/39	575	754
Kraft Foods Group Inc.	5.000%	6/4/42	325	349
Kroger Co.	3.900%	10/1/15	500	535
Kroger Co.	2.200%	1/15/17	100	103
Kroger Co.	6.150%	1/15/20	75	91
Kroger Co.	8.000%	9/15/29	125	165
Kroger Co.	7.500%	4/1/31	100	128
Kroger Co.	6.900%	4/15/38	75	94
Laboratory Corp. of America Holdings	5.625%	12/15/15	75	84
Laboratory Corp. of America Holdings	2.200%	8/23/17	25	25
Laboratory Corp. of America Holdings	3.750%	8/23/22	25	26
Life Technologies Corp.	4.400%	3/1/15	100	105
Life Technologies Corp.	3.500%	1/15/16	50	52
Life Technologies Corp.	6.000%	3/1/20	125	140
Life Technologies Corp.	5.000%	1/15/21	75	81
Lorillard Tobacco Co.	3.500%	8/4/16	50	53
Lorillard Tobacco Co.	8.125%	6/23/19	175	222
Lorillard Tobacco Co.	7.000%	8/4/41	75	88
Mattel Inc.	1.700%	3/15/18	50	50
Mattel Inc.	3.150%	3/15/23	25	25
Mattel Inc.	5.450%	11/1/41	50	55
Mayo Clinic	3.774%	11/15/43	275	263
4 Mayo Clinic	4.000%	11/15/47	100	98
McCormick & Co. Inc.	3.900%	7/15/21	50	55
McKesson Corp.	3.250%	3/1/16	425	454
McKesson Corp.	4.750%	3/1/21	25	29
McKesson Corp.	6.000%	3/1/41	475	612
Mead Johnson Nutrition Co.	3.500%	11/1/14	25	26
Mead Johnson Nutrition Co.	4.900%	11/1/19	100	114
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	119
Medco Health Solutions Inc.	2.750%	9/15/15	300	312
Medco Health Solutions Inc.	7.125%	3/15/18	250	310
Medtronic Inc.	4.500%	3/15/14	75	78
Medtronic Inc.	3.000%	3/15/15	250	262
Medtronic Inc.	4.750%	9/15/15	100	110
Medtronic Inc.	5.600%	3/15/19	25	30
Medtronic Inc.	4.450%	3/15/20	125	143
Medtronic Inc.	2.750%	4/1/23	25	25
Medtronic Inc.	6.500%	3/15/39	25	34

Medtronic Inc.	5.550%	3/15/40	350	430
Medtronic Inc.	4.000%	4/1/43	100	97
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	50	57
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	150	145
Merck & Co. Inc.	2.250%	1/15/16	400	418
Merck & Co. Inc.	6.000%	9/15/17	200	243
Merck & Co. Inc.	1.100%	1/31/18	50	50
Merck & Co. Inc.	3.875%	1/15/21	250	279
Merck & Co. Inc.	2.400%	9/15/22	250	248
Merck & Co. Inc.	6.500%	12/1/33	75	105
Merck & Co. Inc.	6.550%	9/15/37	125	172
Merck & Co. Inc.	3.600%	9/15/42	75	71
Merck Sharp & Dohme Corp.	4.750%	3/1/15	200	216
Merck Sharp & Dohme Corp.	4.000%	6/30/15	100	108
Merck Sharp & Dohme Corp.	5.000%	6/30/19	100	120
Merck Sharp & Dohme Corp.	6.400%	3/1/28	50	67
Merck Sharp & Dohme Corp.	5.950%	12/1/28	75	97
Merck Sharp & Dohme Corp.	5.750%	11/15/36	350	448
Merck Sharp & Dohme Corp.	5.850%	6/30/39	75	97
Molson Coors Brewing Co.	2.000%	5/1/17	25	26
Molson Coors Brewing Co.	3.500%	5/1/22	25	26
Molson Coors Brewing Co.	5.000%	5/1/42	100	106
Mondelez International Inc.	4.125%	2/9/16	925	1,007
Mondelez International Inc.	6.500%	8/11/17	475	574
Mondelez International Inc.	5.375%	2/10/20	435	516
Mondelez International Inc.	6.500%	11/1/31	200	250
Mondelez International Inc.	7.000%	8/11/37	400	537
Mondelez International Inc.	6.875%	2/1/38	75	100
Mondelez International Inc.	6.875%	1/26/39	25	34
Mondelez International Inc.	6.500%	2/9/40	225	292
Newell Rubbermaid Inc.	2.050%	12/1/17	300	301
Novant Health Inc.	5.850%	11/1/19	150	179
Novartis Capital Corp.	2.900%	4/24/15	125	131
Novartis Capital Corp.	2.400%	9/21/22	75	75
Novartis Capital Corp.	3.700%	9/21/42	75	73
Novartis Securities Investment Ltd.	5.125%	2/10/19	650	776
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	100	105
Pepsi Bottling Group Inc.	7.000%	3/1/29	275	377
PepsiAmericas Inc.	5.000%	5/15/17	100	115
PepsiCo Inc.	0.750%	3/5/15	100	100
PepsiCo Inc.	0.700%	8/13/15	450	450
PepsiCo Inc.	2.500%	5/10/16	200	210
PepsiCo Inc.	1.250%	8/13/17	200	201
PepsiCo Inc.	5.000%	6/1/18	325	382
PepsiCo Inc.	7.900%	11/1/18	275	366
PepsiCo Inc.	4.500%	1/15/20	25	29
PepsiCo Inc.	3.000%	8/25/21	150	157
PepsiCo Inc.	2.750%	3/5/22	275	278
PepsiCo Inc.	5.500%	1/15/40	250	303
PepsiCo Inc.	4.875%	11/1/40	200	224
PepsiCo Inc.	4.000%	3/5/42	175	173
PerkinElmer Inc.	5.000%	11/15/21	75	83
Pfizer Inc.	5.350%	3/15/15	700	763
Pfizer Inc.	6.200%	3/15/19	600	753

Pfizer Inc.	7.200%	3/15/39	275	401
Pharmacia Corp.	6.600%	12/1/28	75	103
Philip Morris International Inc.	2.500%	5/16/16	700	735
Philip Morris International Inc.	1.625%	3/20/17	50	51
Philip Morris International Inc.	1.125%	8/21/17	75	75
Philip Morris International Inc.	5.650%	5/16/18	325	390
Philip Morris International Inc.	2.625%	3/6/23	175	172
Philip Morris International Inc.	6.375%	5/16/38	200	257
Philip Morris International Inc.	4.375%	11/15/41	425	426
Philip Morris International Inc.	4.500%	3/20/42	50	51
Philip Morris International Inc.	3.875%	8/21/42	25	23
Philip Morris International Inc.	4.125%	3/4/43	125	120
4 Procter & Gamble - Esop	9.360%	1/1/21	333	440
Procter & Gamble Co.	4.950%	8/15/14	50	53
Procter & Gamble Co.	3.500%	2/15/15	150	158
Procter & Gamble Co.	1.450%	8/15/16	50	51
Procter & Gamble Co.	4.700%	2/15/19	100	118
Procter & Gamble Co.	2.300%	2/6/22	425	427
Procter & Gamble Co.	6.450%	1/15/26	75	103
Procter & Gamble Co.	5.550%	3/5/37	325	415
Quest Diagnostics Inc.	5.450%	11/1/15	200	220
Quest Diagnostics Inc.	6.950%	7/1/37	75	90
Reynolds American Inc.	1.050%	10/30/15	25	25
Reynolds American Inc.	6.750%	6/15/17	150	180
Reynolds American Inc.	3.250%	11/1/22	75	74
Reynolds American Inc.	7.250%	6/15/37	125	162
Reynolds American Inc.	4.750%	11/1/42	75	72
Safeway Inc.	6.350%	8/15/17	100	117
Safeway Inc.	5.000%	8/15/19	125	139
Safeway Inc.	3.950%	8/15/20	250	256
Safeway Inc.	7.250%	2/1/31	75	86
Sanofi	2.625%	3/29/16	200	211
Sanofi	4.000%	3/29/21	600	667
St. Jude Medical Inc.	3.750%	7/15/14	225	235
St. Jude Medical Inc.	3.250%	4/15/23	175	176
St. Jude Medical Inc.	4.750%	4/15/43	175	178
Stryker Corp.	3.000%	1/15/15	50	52
Stryker Corp.	2.000%	9/30/16	100	104
Stryker Corp.	4.375%	1/15/20	50	57
Sysco Corp.	5.250%	2/12/18	250	296
Sysco Corp.	5.375%	9/21/35	100	119
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	75	78
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	25	27
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	125	125
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	200	255
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	100	105
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	75	80
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	25	25
Thermo Fisher Scientific Inc.	3.250%	11/20/14	75	78
Thermo Fisher Scientific Inc.	3.200%	5/1/15	200	209
Thermo Fisher Scientific Inc.	2.250%	8/15/16	500	517
Thermo Fisher Scientific Inc.	4.500%	3/1/21	300	329
Tupperware Brands Corp.	4.750%	6/1/21	50	53
Tyson Foods Inc.	4.500%	6/15/22	275	298
Unilever Capital Corp.	3.650%	2/15/14	25	26
Unilever Capital Corp.	2.750%	2/10/16	500	528

Unilever Capital Corp.	4.250%	2/10/21	200	228
Unilever Capital Corp.	5.900%	11/15/32	50	67
UST LLC	5.750%	3/1/18	75	88
Wyeth LLC	5.500%	2/15/16	200	228
Wyeth LLC	5.450%	4/1/17	50	59
Wyeth LLC	6.450%	2/1/24	100	134
Wyeth LLC	6.500%	2/1/34	250	335
Wyeth LLC	6.000%	2/15/36	175	227
Wyeth LLC	5.950%	4/1/37	650	828
Zimmer Holdings Inc.	1.400%	11/30/14	75	76
Zimmer Holdings Inc.	4.625%	11/30/19	50	57
Zimmer Holdings Inc.	3.375%	11/30/21	100	103
Zimmer Holdings Inc.	5.750%	11/30/39	50	59
6 Zoetis Inc.	1.150%	2/1/16	25	25
6 Zoetis Inc.	1.875%	2/1/18	25	25
6 Zoetis Inc.	3.250%	2/1/23	500	509
6 Zoetis Inc.	4.700%	2/1/43	50	51

Energy (1.7%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	125	155
Anadarko Petroleum Corp.	5.750%	6/15/14	25	26
Anadarko Petroleum Corp.	5.950%	9/15/16	500	576
Anadarko Petroleum Corp.	6.450%	9/15/36	775	954
Anadarko Petroleum Corp.	7.950%	6/15/39	25	35
Anadarko Petroleum Corp.	6.200%	3/15/40	275	333
Apache Corp.	5.625%	1/15/17	100	116
Apache Corp.	1.750%	4/15/17	75	77
Apache Corp.	6.900%	9/15/18	150	189
Apache Corp.	3.625%	2/1/21	75	81
Apache Corp.	6.000%	1/15/37	350	420
Apache Corp.	5.100%	9/1/40	350	376
Apache Corp.	4.750%	4/15/43	200	204
Baker Hughes Inc.	3.200%	8/15/21	300	318
Baker Hughes Inc.	6.875%	1/15/29	100	135
Baker Hughes Inc.	5.125%	9/15/40	275	319
BP Capital Markets plc	3.625%	5/8/14	50	52
BP Capital Markets plc	1.700%	12/5/14	500	510
BP Capital Markets plc	3.875%	3/10/15	275	292
BP Capital Markets plc	3.125%	10/1/15	450	475
BP Capital Markets plc	3.200%	3/11/16	225	240
BP Capital Markets plc	2.248%	11/1/16	500	520
BP Capital Markets plc	1.846%	5/5/17	225	231
BP Capital Markets plc	1.375%	11/6/17	200	200
BP Capital Markets plc	4.750%	3/10/19	175	204
BP Capital Markets plc	4.500%	10/1/20	225	258
BP Capital Markets plc	4.742%	3/11/21	350	406
BP Capital Markets plc	3.245%	5/6/22	250	258
BP Capital Markets plc	2.500%	11/6/22	25	24
Burlington Resources Finance Co.	7.400%	12/1/31	175	245
Cameron International Corp.	6.375%	7/15/18	100	120
Cameron International Corp.	7.000%	7/15/38	100	130
Canadian Natural Resources Ltd.	4.900%	12/1/14	150	160
Canadian Natural Resources Ltd.	6.000%	8/15/16	125	145
Canadian Natural Resources Ltd.	5.700%	5/15/17	225	263
Canadian Natural Resources Ltd.	7.200%	1/15/32	225	294
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	152
Canadian Natural Resources Ltd.	6.500%	2/15/37	150	186

Cenovus Energy Inc.	4.500%	9/15/14	150	158
Cenovus Energy Inc.	5.700%	10/15/19	50	61
Cenovus Energy Inc.	6.750%	11/15/39	450	583
Cenovus Energy Inc.	4.450%	9/15/42	150	148
Chevron Corp.	1.104%	12/5/17	275	276
Chevron Corp.	4.950%	3/3/19	275	328
Chevron Corp.	2.355%	12/5/22	275	272
ConocoPhillips	4.600%	1/15/15	500	535
ConocoPhillips	5.750%	2/1/19	875	1,071
ConocoPhillips	5.900%	10/15/32	50	63
ConocoPhillips	5.900%	5/15/38	50	63
ConocoPhillips	6.500%	2/1/39	500	668
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	250	291
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	200	253
ConocoPhillips Holding Co.	6.950%	4/15/29	150	203
Devon Energy Corp.	2.400%	7/15/16	50	52
Devon Energy Corp.	1.875%	5/15/17	100	101
Devon Energy Corp.	4.000%	7/15/21	100	107
Devon Energy Corp.	3.250%	5/15/22	125	125
Devon Energy Corp.	7.950%	4/15/32	50	69
Devon Energy Corp.	5.600%	7/15/41	250	274
Devon Energy Corp.	4.750%	5/15/42	75	74
Devon Financing Co. LLC	7.875%	9/30/31	300	406
Diamond Offshore Drilling Inc.	4.875%	7/1/15	25	27
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	92
Diamond Offshore Drilling Inc.	5.700%	10/15/39	100	126
Encana Corp.	5.900%	12/1/17	225	266
Encana Corp.	6.500%	8/15/34	325	376
Encana Corp.	6.625%	8/15/37	125	149
EnCana Holdings Finance Corp.	5.800%	5/1/14	100	105
Ensco plc	3.250%	3/15/16	125	133
Ensco plc	4.700%	3/15/21	225	252
EOG Resources Inc.	2.950%	6/1/15	125	131
EOG Resources Inc.	5.875%	9/15/17	125	150
EOG Resources Inc.	4.400%	6/1/20	100	116
EOG Resources Inc.	4.100%	2/1/21	350	395
EOG Resources Inc.	2.625%	3/15/23	200	197
EQT Corp.	6.500%	4/1/18	350	407
FMC Technologies Inc.	2.000%	10/1/17	100	101
FMC Technologies Inc.	3.450%	10/1/22	25	25
Halliburton Co.	6.150%	9/15/19	200	252
Halliburton Co.	6.700%	9/15/38	125	170
Halliburton Co.	7.450%	9/15/39	200	294
Hess Corp.	7.875%	10/1/29	350	454
Hess Corp.	7.125%	3/15/33	100	123
Hess Corp.	6.000%	1/15/40	150	168
Hess Corp.	5.600%	2/15/41	100	107
Husky Energy Inc.	5.900%	6/15/14	300	318
Husky Energy Inc.	6.150%	6/15/19	100	121
Husky Energy Inc.	6.800%	9/15/37	50	65
Kerr-McGee Corp.	6.950%	7/1/24	250	314
Kerr-McGee Corp.	7.875%	9/15/31	50	66
Marathon Oil Corp.	0.900%	11/1/15	275	275
Marathon Oil Corp.	6.000%	10/1/17	125	148
Marathon Oil Corp.	5.900%	3/15/18	46	55
Marathon Oil Corp.	2.800%	11/1/22	175	170
Marathon Oil Corp.	6.800%	3/15/32	300	377

Marathon Petroleum Corp.	3.500%	3/1/16	250	267
Marathon Petroleum Corp.	5.125%	3/1/21	375	437
Murphy Oil Corp.	2.500%	12/1/17	200	201
Murphy Oil Corp.	3.700%	12/1/22	50	49
Murphy Oil Corp.	5.125%	12/1/42	125	117
Nabors Industries Inc.	6.150%	2/15/18	450	513
Nabors Industries Inc.	5.000%	9/15/20	175	186
National Oilwell Varco Inc.	1.350%	12/1/17	200	201
National Oilwell Varco Inc.	2.600%	12/1/22	275	273
National Oilwell Varco Inc.	3.950%	12/1/42	300	288
Noble Energy Inc.	8.250%	3/1/19	400	522
Noble Energy Inc.	4.150%	12/15/21	175	192
Noble Holding International Ltd.	2.500%	3/15/17	100	104
Noble Holding International Ltd.	4.900%	8/1/20	125	138
Noble Holding International Ltd.	3.950%	3/15/22	50	52
Noble Holding International Ltd.	6.200%	8/1/40	100	113
Noble Holding International Ltd.	6.050%	3/1/41	150	166
Noble Holding International Ltd.	5.250%	3/15/42	100	101
Occidental Petroleum Corp.	2.500%	2/1/16	200	211
Occidental Petroleum Corp.	1.500%	2/15/18	750	761
Occidental Petroleum Corp.	4.100%	2/1/21	350	395
Petro-Canada	7.875%	6/15/26	25	35
Petro-Canada	7.000%	11/15/28	100	125
Petro-Canada	5.350%	7/15/33	150	165
Petro-Canada	6.800%	5/15/38	225	295
Phillips 66	1.950%	3/5/15	125	128
Phillips 66	2.950%	5/1/17	350	372
Phillips 66	4.300%	4/1/22	275	302
Phillips 66	5.875%	5/1/42	175	207
Pioneer Natural Resources Co.	6.875%	5/1/18	250	304
Pioneer Natural Resources Co.	3.950%	7/15/22	450	470
Pride International Inc.	6.875%	8/15/20	275	346
Rowan Cos. Inc.	5.000%	9/1/17	175	195
Rowan Cos. Inc.	7.875%	8/1/19	75	94
Shell International Finance BV	3.100%	6/28/15	1,425	1,506
Shell International Finance BV	3.250%	9/22/15	100	107
Shell International Finance BV	0.625%	12/4/15	25	25
Shell International Finance BV	4.300%	9/22/19	550	637
Shell International Finance BV	6.375%	12/15/38	475	657
Southwestern Energy Co.	7.500%	2/1/18	175	214
Southwestern Energy Co.	4.100%	3/15/22	75	79
Suncor Energy Inc.	6.100%	6/1/18	25	30
Suncor Energy Inc.	5.950%	12/1/34	75	90
Suncor Energy Inc.	6.500%	6/15/38	825	1,051
Talisman Energy Inc.	5.125%	5/15/15	50	54
Talisman Energy Inc.	7.750%	6/1/19	200	255
Talisman Energy Inc.	3.750%	2/1/21	225	234
Talisman Energy Inc.	5.850%	2/1/37	150	162
Tosco Corp.	8.125%	2/15/30	100	146
Total Capital Canada Ltd.	1.450%	1/15/18	75	75
Total Capital Canada Ltd.	2.750%	7/15/23	125	126
Total Capital International SA	1.550%	6/28/17	350	356
Total Capital International SA	2.875%	2/17/22	300	308
Total Capital International SA	2.700%	1/25/23	50	50
Total Capital SA	3.000%	6/24/15	450	473
Total Capital SA	4.450%	6/24/20	375	434
Total Capital SA	4.125%	1/28/21	125	141

Transocean Inc.	4.950%	11/15/15	850	921
Transocean Inc.	2.500%	10/15/17	75	76
Transocean Inc.	6.000%	3/15/18	75	85
Transocean Inc.	6.500%	11/15/20	150	173
Transocean Inc.	3.800%	10/15/22	75	74
Transocean Inc.	7.500%	4/15/31	175	208
Transocean Inc.	6.800%	3/15/38	150	166
Valero Energy Corp.	9.375%	3/15/19	100	136
Valero Energy Corp.	6.125%	2/1/20	75	91
Valero Energy Corp.	7.500%	4/15/32	725	939
Weatherford International Inc.	6.350%	6/15/17	250	287
Weatherford International Inc.	6.800%	6/15/37	150	166
Weatherford International Ltd.	6.000%	3/15/18	750	855
Weatherford International Ltd.	6.500%	8/1/36	275	297
XTO Energy Inc.	6.250%	8/1/17	375	460

Other Industrial (0.1%)
California Institute of Technology GO	4.700%	11/1/11	300	309
Cintas Corp. No 2	6.125%	12/1/17	150	179
Cintas Corp. No 2	3.250%	6/1/22	75	77
Fluor Corp.	3.375%	9/15/21	75	79
4 Johns Hopkins University Maryland GO	4.083%	7/1/53	75	77
Massachusetts Institute of Technology GO	5.600%	7/1/11	200	268
University of Pennsylvania GO	4.674%	9/1/12	250	266
6 URS Corp.	5.250%	4/1/22	150	158

Technology (1.0%)
Adobe Systems Inc.	3.250%	2/1/15	100	104
Adobe Systems Inc.	4.750%	2/1/20	175	196
Agilent Technologies Inc.	5.500%	9/14/15	50	55
Agilent Technologies Inc.	6.500%	11/1/17	400	479
Agilent Technologies Inc.	3.200%	10/1/22	275	274
Altera Corp.	1.750%	5/15/17	50	51
Amphenol Corp.	4.750%	11/15/14	100	106
Analog Devices Inc.	5.000%	7/1/14	100	105
Applied Materials Inc.	2.650%	6/15/16	50	53
Applied Materials Inc.	4.300%	6/15/21	150	167
Applied Materials Inc.	5.850%	6/15/41	150	179
Arrow Electronics Inc.	3.375%	11/1/15	75	78
Autodesk Inc.	1.950%	12/15/17	25	25
Autodesk Inc.	3.600%	12/15/22	25	25
Avnet Inc.	5.875%	6/15/20	200	220
Baidu Inc.	3.500%	11/28/22	500	500
BMC Software Inc.	7.250%	6/1/18	50	57
BMC Software Inc.	4.500%	12/1/22	25	26
Broadcom Corp.	2.700%	11/1/18	50	53
6 Broadcom Corp.	2.500%	8/15/22	325	320
CA Inc.	5.375%	12/1/19	175	198
Cisco Systems Inc.	2.900%	11/17/14	125	130
Cisco Systems Inc.	5.500%	2/22/16	200	227
Cisco Systems Inc.	3.150%	3/14/17	50	54
Cisco Systems Inc.	4.950%	2/15/19	475	559
Cisco Systems Inc.	4.450%	1/15/20	825	950
Cisco Systems Inc.	5.900%	2/15/39	200	249
Cisco Systems Inc.	5.500%	1/15/40	275	327
Computer Sciences Corp.	6.500%	3/15/18	50	58
Corning Inc.	6.625%	5/15/19	25	31

Corning Inc.	4.700%	3/15/37	300	303
Corning Inc.	5.750%	8/15/40	75	88
Dell Inc.	2.300%	9/10/15	75	75
Dell Inc.	5.650%	4/15/18	200	209
Dell Inc.	5.875%	6/15/19	75	79
Dell Inc.	6.500%	4/15/38	100	96
Dun & Bradstreet Corp.	4.375%	12/1/22	50	51
Equifax Inc.	4.450%	12/1/14	50	53
Equifax Inc.	6.300%	7/1/17	25	29
Fiserv Inc.	3.125%	10/1/15	50	53
Fiserv Inc.	6.800%	11/20/17	150	181
Fiserv Inc.	3.500%	10/1/22	150	150
Google Inc.	2.125%	5/19/16	25	26
Google Inc.	3.625%	5/19/21	150	166
Harris Corp.	5.000%	10/1/15	125	136
Harris Corp.	4.400%	12/15/20	50	55
Harris Corp.	6.150%	12/15/40	75	88
Hewlett-Packard Co.	4.750%	6/2/14	350	365
Hewlett-Packard Co.	2.625%	12/9/14	425	435
Hewlett-Packard Co.	2.350%	3/15/15	150	153
Hewlett-Packard Co.	2.125%	9/13/15	250	254
Hewlett-Packard Co.	3.000%	9/15/16	150	155
Hewlett-Packard Co.	3.300%	12/9/16	50	52
Hewlett-Packard Co.	2.600%	9/15/17	150	151
Hewlett-Packard Co.	5.500%	3/1/18	75	84
Hewlett-Packard Co.	3.750%	12/1/20	325	323
Hewlett-Packard Co.	4.300%	6/1/21	850	865
Hewlett-Packard Co.	4.375%	9/15/21	200	204
Hewlett-Packard Co.	4.650%	12/9/21	100	104
Hewlett-Packard Co.	6.000%	9/15/41	100	102
Intel Corp.	1.950%	10/1/16	100	104
Intel Corp.	1.350%	12/15/17	775	777
Intel Corp.	3.300%	10/1/21	100	105
Intel Corp.	2.700%	12/15/22	275	272
Intel Corp.	4.000%	12/15/32	150	148
Intel Corp.	4.800%	10/1/41	475	500
Intel Corp.	4.250%	12/15/42	325	315
International Business Machines Corp.	2.000%	1/5/16	25	26
International Business Machines Corp.	5.700%	9/14/17	2,150	2,571
International Business Machines Corp.	1.875%	5/15/19	25	26
International Business Machines Corp.	7.000%	10/30/25	300	424
International Business Machines Corp.	6.220%	8/1/27	75	100
International Business Machines Corp.	6.500%	1/15/28	75	101
International Business Machines Corp.	5.875%	11/29/32	325	421
International Business Machines Corp.	5.600%	11/30/39	98	122
International Business Machines Corp.	4.000%	6/20/42	68	68
Jabil Circuit Inc.	5.625%	12/15/20	100	107
Juniper Networks Inc.	3.100%	3/15/16	30	31
Juniper Networks Inc.	4.600%	3/15/21	50	54
Juniper Networks Inc.	5.950%	3/15/41	25	28
KLA-Tencor Corp.	6.900%	5/1/18	125	149
Lexmark International Inc.	6.650%	6/1/18	150	167
Maxim Integrated Products Inc.	3.375%	3/15/23	25	25
Microsoft Corp.	2.950%	6/1/14	500	515
Microsoft Corp.	1.625%	9/25/15	150	154
Microsoft Corp.	4.200%	6/1/19	25	29
Microsoft Corp.	3.000%	10/1/20	225	241

	Microsoft Corp.	2.125%	11/15/22	200	196
	Microsoft Corp.	5.200%	6/1/39	25	30
	Microsoft Corp.	4.500%	10/1/40	100	107
	Microsoft Corp.	5.300%	2/8/41	200	241
	Microsoft Corp.	3.500%	11/15/42	225	206
	Motorola Solutions Inc.	3.750%	5/15/22	250	256
	Motorola Solutions Inc.	7.500%	5/15/25	50	63
	Oracle Corp.	3.750%	7/8/14	225	234
	Oracle Corp.	5.250%	1/15/16	275	309
	Oracle Corp.	1.200%	10/15/17	325	325
	Oracle Corp.	5.750%	4/15/18	300	362
	Oracle Corp.	5.000%	7/8/19	550	653
	Oracle Corp.	2.500%	10/15/22	250	245
	Oracle Corp.	6.500%	4/15/38	200	268
	Oracle Corp.	6.125%	7/8/39	150	192
	Oracle Corp.	5.375%	7/15/40	600	699
	SAIC Inc.	4.450%	12/1/20	75	81
	SAIC Inc.	5.950%	12/1/40	75	79
	Science Applications International Corp.	5.500%	7/1/33	25	25
	Symantec Corp.	2.750%	9/15/15	25	26
	Symantec Corp.	2.750%	6/15/17	175	180
	Symantec Corp.	4.200%	9/15/20	50	53
	Symantec Corp.	3.950%	6/15/22	175	180
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	50	52
	Texas Instruments Inc.	0.450%	8/3/15	225	225
	Texas Instruments Inc.	2.375%	5/16/16	75	79
	Texas Instruments Inc.	1.650%	8/3/19	350	350
	Tyco Electronics Group SA	6.550%	10/1/17	75	89
	Tyco Electronics Group SA	7.125%	10/1/37	300	383
	Verisk Analytics Inc.	4.125%	9/12/22	125	130
	Xerox Corp.	8.250%	5/15/14	150	162
	Xerox Corp.	6.400%	3/15/16	100	113
	Xerox Corp.	6.750%	2/1/17	100	116
	Xerox Corp.	2.950%	3/15/17	500	516
	Xerox Corp.	6.350%	5/15/18	175	205
	Xerox Corp.	5.625%	12/15/19	25	29
	Xerox Corp.	6.750%	12/15/39	175	208

	Transportation (0.5%)
4	American Airlines 2009-1A Pass Through
	Trust	10.375%	1/2/21	61	64
4	American Airlines 2011-2 Class A Pass
	Through Trust	8.625%	4/15/23	94	98
[4,6] American Airlines 2013-1 Class A Pass
	Through Trust	4.000%	1/15/27	30	30
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	100	117
	Burlington Northern Santa Fe LLC	5.750%	3/15/18	100	120
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	175	190
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	275	293
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	150	154
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	153
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	155
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	225	245
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	286
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	250
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	100	99
	Canadian National Railway Co.	5.800%	6/1/16	100	115

Canadian National Railway Co.	5.550%	3/1/19	300	365
Canadian National Railway Co.	2.850%	12/15/21	200	208
Canadian National Railway Co.	6.200%	6/1/36	75	101
Canadian National Railway Co.	6.375%	11/15/37	100	139
Canadian Pacific Railway Co.	4.450%	3/15/23	225	248
Canadian Pacific Railway Co.	7.125%	10/15/31	100	129
Canadian Pacific Railway Co.	5.950%	5/15/37	150	178
Con-way Inc.	7.250%	1/15/18	25	30
Con-way Inc.	6.700%	5/1/34	100	105
4 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	3/15/19	104	111
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	131	154
4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	450	471
CSX Corp.	6.250%	4/1/15	50	55
CSX Corp.	5.600%	5/1/17	175	203
CSX Corp.	7.900%	5/1/17	73	91
CSX Corp.	6.250%	3/15/18	375	456
CSX Corp.	7.375%	2/1/19	425	543
CSX Corp.	6.000%	10/1/36	50	60
CSX Corp.	6.220%	4/30/40	152	189
CSX Corp.	5.500%	4/15/41	25	29
CSX Corp.	4.750%	5/30/42	275	286
4 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	172	196
4 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	268	313
4 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	109	119
FedEx Corp.	2.625%	8/1/22	75	74
FedEx Corp.	3.875%	8/1/42	100	94
JB Hunt Transport Services Inc.	3.375%	9/15/15	250	260
Norfolk Southern Corp.	7.700%	5/15/17	450	563
Norfolk Southern Corp.	5.750%	4/1/18	100	120
Norfolk Southern Corp.	5.900%	6/15/19	175	215
6 Norfolk Southern Corp.	2.903%	2/15/23	48	48
Norfolk Southern Corp.	7.800%	5/15/27	160	223
Norfolk Southern Corp.	4.837%	10/1/41	513	556
Ryder System Inc.	3.150%	3/2/15	100	104
Ryder System Inc.	7.200%	9/1/15	100	113
Ryder System Inc.	3.600%	3/1/16	230	243
Ryder System Inc.	5.850%	11/1/16	25	29
Ryder System Inc.	2.350%	2/26/19	150	151
Southwest Airlines Co.	5.750%	12/15/16	75	85
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	39	47
Union Pacific Corp.	4.163%	7/15/22	659	743
Union Pacific Corp.	7.125%	2/1/28	150	202
Union Pacific Corp.	4.750%	9/15/41	350	382
United Parcel Service Inc.	3.875%	4/1/14	200	207
United Parcel Service Inc.	5.500%	1/15/18	175	209
United Parcel Service Inc.	5.125%	4/1/19	100	120
United Parcel Service Inc.	3.125%	1/15/21	725	776
United Parcel Service Inc.	2.450%	10/1/22	200	199
United Parcel Service Inc.	6.200%	1/15/38	100	133
United Parcel Service Inc.	3.625%	10/1/42	25	24

4 US Airways 2012-2 Class A Pass Through
Trust	4.625%	12/3/26	50	52
				327,401
Utilities (2.5%)
Electric (1.6%)
AEP Texas Central Co.	6.650%	2/15/33	200	255
Alabama Power Co.	5.500%	10/15/17	225	267
Alabama Power Co.	5.200%	6/1/41	175	207
Alabama Power Co.	3.850%	12/1/42	25	24
Ameren Illinois Co.	6.125%	11/15/17	25	30
Ameren Illinois Co.	2.700%	9/1/22	500	500
American Electric Power Co. Inc.	1.650%	12/15/17	150	150
American Electric Power Co. Inc.	2.950%	12/15/22	25	25
Appalachian Power Co.	3.400%	5/24/15	150	158
Appalachian Power Co.	4.600%	3/30/21	50	57
Appalachian Power Co.	6.700%	8/15/37	250	325
Arizona Public Service Co.	5.800%	6/30/14	75	80
Arizona Public Service Co.	8.750%	3/1/19	200	270
Arizona Public Service Co.	4.500%	4/1/42	25	26
Baltimore Gas & Electric Co.	5.900%	10/1/16	100	116
Baltimore Gas & Electric Co.	3.500%	11/15/21	350	375
Carolina Power & Light Co.	5.300%	1/15/19	175	211
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	70
CenterPoint Energy Inc.	6.500%	5/1/18	400	488
Cleco Power LLC	6.000%	12/1/40	100	116
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	267
CMS Energy Corp.	4.700%	3/31/43	125	125
Commonwealth Edison Co.	5.950%	8/15/16	125	145
Commonwealth Edison Co.	6.150%	9/15/17	325	392
Commonwealth Edison Co.	5.800%	3/15/18	75	90
Commonwealth Edison Co.	4.000%	8/1/20	25	28
Commonwealth Edison Co.	5.900%	3/15/36	50	63
Commonwealth Edison Co.	6.450%	1/15/38	175	236
Connecticut Light & Power Co.	2.500%	1/15/23	125	125
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	700	892
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	238
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	348
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	99
Consolidated Natural Gas Co.	5.000%	12/1/14	300	320
Constellation Energy Group Inc.	4.550%	6/15/15	300	322
Constellation Energy Group Inc.	5.150%	12/1/20	200	226
Consumers Energy Co.	5.500%	8/15/16	100	115
Consumers Energy Co.	5.650%	9/15/18	700	861
Delmarva Power & Light Co.	4.000%	6/1/42	50	51
Dominion Resources Inc.	5.150%	7/15/15	375	411
Dominion Resources Inc.	6.000%	11/30/17	250	300
Dominion Resources Inc.	6.400%	6/15/18	342	423
Dominion Resources Inc.	6.300%	3/15/33	100	127
Dominion Resources Inc.	5.950%	6/15/35	225	278
Dominion Resources Inc.	4.050%	9/15/42	100	97
DTE Electric Co.	3.900%	6/1/21	100	112
DTE Electric Co.	2.650%	6/15/22	200	203
DTE Electric Co.	3.950%	6/15/42	50	50
DTE Electric Co.	4.000%	4/1/43	225	225
Duke Energy Carolinas LLC	4.300%	6/15/20	250	287
Duke Energy Carolinas LLC	3.900%	6/15/21	500	561
Duke Energy Carolinas LLC	6.000%	12/1/28	125	156

Duke Energy Carolinas LLC	6.100%	6/1/37	100	126
Duke Energy Carolinas LLC	6.000%	1/15/38	25	32
Duke Energy Carolinas LLC	6.050%	4/15/38	25	32
Duke Energy Carolinas LLC	5.300%	2/15/40	100	119
Duke Energy Carolinas LLC	4.000%	9/30/42	75	74
Duke Energy Corp.	3.350%	4/1/15	200	210
Duke Energy Corp.	1.625%	8/15/17	325	328
Duke Energy Corp.	5.050%	9/15/19	75	88
Duke Energy Corp.	3.050%	8/15/22	75	76
Duke Energy Indiana Inc.	3.750%	7/15/20	25	28
Duke Energy Indiana Inc.	6.350%	8/15/38	225	293
Duke Energy Indiana Inc.	4.200%	3/15/42	400	406
El Paso Electric Co.	6.000%	5/15/35	50	59
Entergy Arkansas Inc.	3.750%	2/15/21	75	82
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	200	237
Entergy Louisiana LLC	1.875%	12/15/14	50	51
Entergy Louisiana LLC	5.400%	11/1/24	475	569
Entergy Texas Inc.	7.125%	2/1/19	300	374
Exelon Generation Co. LLC	6.200%	10/1/17	125	147
Exelon Generation Co. LLC	4.000%	10/1/20	225	237
Exelon Generation Co. LLC	5.600%	6/15/42	205	221
FirstEnergy Corp.	4.250%	3/15/23	250	253
FirstEnergy Corp.	7.375%	11/15/31	200	234
FirstEnergy Solutions Corp.	6.800%	8/15/39	125	148
Florida Power & Light Co.	5.550%	11/1/17	75	90
Florida Power & Light Co.	5.625%	4/1/34	25	31
Florida Power & Light Co.	5.400%	9/1/35	75	91
Florida Power & Light Co.	6.200%	6/1/36	50	65
Florida Power & Light Co.	5.650%	2/1/37	100	125
Florida Power & Light Co.	5.850%	5/1/37	25	32
Florida Power & Light Co.	5.960%	4/1/39	475	621
Florida Power & Light Co.	3.800%	12/15/42	325	315
Florida Power Corp.	0.650%	11/15/15	300	300
Florida Power Corp.	5.650%	6/15/18	75	90
Florida Power Corp.	6.350%	9/15/37	225	297
Florida Power Corp.	6.400%	6/15/38	200	268
Florida Power Corp.	3.850%	11/15/42	200	191
Georgia Power Co.	0.750%	8/10/15	125	125
Georgia Power Co.	3.000%	4/15/16	575	613
Georgia Power Co.	5.400%	6/1/40	300	353
Iberdrola International BV	6.750%	7/15/36	75	82
Indiana Michigan Power Co.	6.050%	3/15/37	200	240
4 Integrys Energy Group Inc.	6.110%	12/1/66	150	158
Interstate Power & Light Co.	6.250%	7/15/39	50	66
Jersey Central Power & Light Co.	5.625%	5/1/16	125	140
Jersey Central Power & Light Co.	5.650%	6/1/17	475	548
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	74	83
Kansas City Power & Light Co.	6.050%	11/15/35	50	61
Kansas City Power & Light Co.	5.300%	10/1/41	100	111
Kentucky Utilities Co.	1.625%	11/1/15	425	437
Kentucky Utilities Co.	3.250%	11/1/20	50	54
Kentucky Utilities Co.	5.125%	11/1/40	125	147
LG&E & KU Energy LLC	2.125%	11/15/15	75	77
LG&E & KU Energy LLC	3.750%	11/15/20	100	106
Louisville Gas & Electric Co.	1.625%	11/15/15	125	129
Louisville Gas & Electric Co.	5.125%	11/15/40	125	148
MidAmerican Energy Co.	5.950%	7/15/17	75	90

MidAmerican Energy Co.	5.300%	3/15/18	50	59
MidAmerican Energy Co.	6.750%	12/30/31	125	169
MidAmerican Energy Co.	5.750%	11/1/35	250	309
MidAmerican Energy Holdings Co.	5.750%	4/1/18	575	691
MidAmerican Energy Holdings Co.	5.950%	5/15/37	225	278
MidAmerican Energy Holdings Co.	6.500%	9/15/37	50	65
Mississippi Power Co.	4.250%	3/15/42	150	150
National Rural Utilities Cooperative Finance
Corp.	1.000%	2/2/15	225	227
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	250	292
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	200	238
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	100	147
Nevada Power Co.	7.125%	3/15/19	550	712
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	75	80
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	75	81
Northern States Power Co.	1.950%	8/15/15	25	26
Northern States Power Co.	5.250%	3/1/18	175	209
Northern States Power Co.	6.250%	6/1/36	50	67
Northern States Power Co.	6.200%	7/1/37	50	67
Northern States Power Co.	5.350%	11/1/39	175	213
NSTAR Electric Co.	4.875%	4/15/14	50	52
NSTAR Electric Co.	5.625%	11/15/17	150	179
NSTAR Electric Co.	2.375%	10/15/22	150	147
NSTAR Electric Co.	5.500%	3/15/40	75	92
NSTAR LLC	4.500%	11/15/19	25	29
Oglethorpe Power Corp.	5.950%	11/1/39	50	61
Oglethorpe Power Corp.	5.375%	11/1/40	125	143
Ohio Edison Co.	6.400%	7/15/16	175	204
Ohio Power Co.	6.000%	6/1/16	75	86
Oklahoma Gas & Electric Co.	5.850%	6/1/40	100	125
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	125	137
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	175	191
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	125	167
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	225	315
Pacific Gas & Electric Co.	5.625%	11/30/17	150	179
Pacific Gas & Electric Co.	8.250%	10/15/18	200	268
Pacific Gas & Electric Co.	6.050%	3/1/34	625	783
Pacific Gas & Electric Co.	6.350%	2/15/38	100	132
Pacific Gas & Electric Co.	5.400%	1/15/40	250	301
Pacific Gas & Electric Co.	4.450%	4/15/42	225	234
PacifiCorp	7.700%	11/15/31	600	874
PacifiCorp	5.250%	6/15/35	100	118
PacifiCorp	4.100%	2/1/42	75	77
Peco Energy Co.	5.350%	3/1/18	50	60
Peco Energy Co.	2.375%	9/15/22	75	75
Pennsylvania Electric Co.	6.050%	9/1/17	75	88
Pepco Holdings Inc.	2.700%	10/1/15	175	181
Potomac Electric Power Co.	6.500%	11/15/37	100	137
PPL Electric Utilities Corp.	3.000%	9/15/21	125	131
PPL Energy Supply LLC	6.200%	5/15/16	23	26
PPL Energy Supply LLC	6.500%	5/1/18	50	59
PPL Energy Supply LLC	4.600%	12/15/21	125	133
Progress Energy Inc.	6.050%	3/15/14	50	53
Progress Energy Inc.	3.150%	4/1/22	25	25

Progress Energy Inc.	7.000%	10/30/31	119	155
Progress Energy Inc.	6.000%	12/1/39	25	31
PSEG Power LLC	8.625%	4/15/31	381	554
Public Service Co. of Colorado	5.125%	6/1/19	275	331
Public Service Co. of Colorado	3.200%	11/15/20	25	27
Public Service Co. of Colorado	6.250%	9/1/37	25	34
Public Service Co. of Colorado	4.750%	8/15/41	75	84
Public Service Co. of Colorado	3.600%	9/15/42	175	164
Public Service Co. of Oklahoma	6.625%	11/15/37	200	260
Public Service Electric & Gas Co.	2.700%	5/1/15	200	209
Public Service Electric & Gas Co.	5.800%	5/1/37	75	96
Public Service Electric & Gas Co.	3.950%	5/1/42	350	352
Puget Sound Energy Inc.	5.483%	6/1/35	25	30
Puget Sound Energy Inc.	6.274%	3/15/37	125	166
Puget Sound Energy Inc.	5.757%	10/1/39	75	95
Puget Sound Energy Inc.	5.764%	7/15/40	100	128
Puget Sound Energy Inc.	4.434%	11/15/41	150	161
San Diego Gas & Electric Co.	5.350%	5/15/35	25	31
San Diego Gas & Electric Co.	4.500%	8/15/40	150	166
San Diego Gas & Electric Co.	3.950%	11/15/41	175	176
SCANA Corp.	4.750%	5/15/21	125	139
SCANA Corp.	4.125%	2/1/22	200	210
Sierra Pacific Power Co.	6.000%	5/15/16	100	115
Sierra Pacific Power Co.	6.750%	7/1/37	150	204
South Carolina Electric & Gas Co.	6.500%	11/1/18	100	126
South Carolina Electric & Gas Co.	6.050%	1/15/38	25	32
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	122
South Carolina Electric & Gas Co.	4.350%	2/1/42	125	128
Southern California Edison Co.	4.650%	4/1/15	100	108
Southern California Edison Co.	5.000%	1/15/16	25	28
Southern California Edison Co.	3.875%	6/1/21	275	307
Southern California Edison Co.	6.650%	4/1/29	75	98
Southern California Edison Co.	6.000%	1/15/34	50	64
Southern California Edison Co.	5.750%	4/1/35	75	93
Southern California Edison Co.	5.350%	7/15/35	100	119
Southern California Edison Co.	5.625%	2/1/36	125	154
Southern California Edison Co.	5.950%	2/1/38	200	259
Southern California Edison Co.	4.500%	9/1/40	75	81
Southern Co.	4.150%	5/15/14	100	104
Southern Co.	2.375%	9/15/15	150	156
Southern Power Co.	4.875%	7/15/15	200	218
Southern Power Co.	5.150%	9/15/41	100	112
Southwestern Electric Power Co.	6.450%	1/15/19	100	122
Southwestern Electric Power Co.	3.550%	2/15/22	25	26
Southwestern Electric Power Co.	6.200%	3/15/40	50	62
Southwestern Public Service Co.	4.500%	8/15/41	50	54
Tampa Electric Co.	6.100%	5/15/18	100	123
Tampa Electric Co.	2.600%	9/15/22	75	75
Tampa Electric Co.	6.550%	5/15/36	100	137
Tampa Electric Co.	4.100%	6/15/42	50	51
TECO Finance Inc.	4.000%	3/15/16	50	54
TECO Finance Inc.	5.150%	3/15/20	50	58
Toledo Edison Co.	6.150%	5/15/37	100	123
TransAlta Corp.	6.650%	5/15/18	50	58
Tucson Electric Power Co.	5.150%	11/15/21	50	55
UIL Holdings Corp.	4.625%	10/1/20	75	79
Union Electric Co.	8.450%	3/15/39	150	251

Virginia Electric & Power Co.	6.000%	1/15/36	125	162
Virginia Electric & Power Co.	6.000%	5/15/37	100	130
Virginia Electric & Power Co.	6.350%	11/30/37	50	68
Virginia Electric & Power Co.	4.000%	1/15/43	250	250
Westar Energy Inc.	4.125%	3/1/42	200	205
Westar Energy Inc.	4.100%	4/1/43	50	51
Western Massachusetts Electric Co.	3.500%	9/15/21	75	80
4 Wisconsin Energy Corp.	6.250%	5/15/67	425	461
Wisconsin Power & Light Co.	5.000%	7/15/19	50	59
Wisconsin Power & Light Co.	2.250%	11/15/22	75	74
Wisconsin Power & Light Co.	6.375%	8/15/37	100	136
Xcel Energy Inc.	5.613%	4/1/17	78	90
Xcel Energy Inc.	4.700%	5/15/20	100	116
Xcel Energy Inc.	6.500%	7/1/36	100	134

Natural Gas (0.8%)
AGL Capital Corp.	3.500%	9/15/21	325	350
AGL Capital Corp.	5.875%	3/15/41	75	95
Atmos Energy Corp.	4.950%	10/15/14	50	53
Atmos Energy Corp.	8.500%	3/15/19	75	102
Atmos Energy Corp.	5.500%	6/15/41	300	361
Boardwalk Pipelines LP	5.500%	2/1/17	100	112
Boardwalk Pipelines LP	3.375%	2/1/23	100	98
British Transco Finance Inc.	6.625%	6/1/18	50	62
CenterPoint Energy Resources Corp.	6.150%	5/1/16	75	86
CenterPoint Energy Resources Corp.	4.500%	1/15/21	50	57
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	314
DCP Midstream Operating LP	3.250%	10/1/15	100	104
DCP Midstream Operating LP	2.500%	12/1/17	75	76
DCP Midstream Operating LP	3.875%	3/15/23	75	75
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	675	639
Enbridge Energy Partners LP	6.500%	4/15/18	75	90
Enbridge Energy Partners LP	9.875%	3/1/19	125	171
Enbridge Energy Partners LP	7.500%	4/15/38	150	188
Energy Transfer Partners LP	8.500%	4/15/14	119	128
Energy Transfer Partners LP	5.950%	2/1/15	75	81
Energy Transfer Partners LP	6.125%	2/15/17	50	58
Energy Transfer Partners LP	9.000%	4/15/19	229	303
Energy Transfer Partners LP	4.650%	6/1/21	100	109
Energy Transfer Partners LP	5.200%	2/1/22	300	337
Energy Transfer Partners LP	6.625%	10/15/36	150	172
Energy Transfer Partners LP	6.050%	6/1/41	100	109
Energy Transfer Partners LP	6.500%	2/1/42	475	543
7 Enron Corp.	9.125%	4/1/03	500	—
7 Enron Corp.	7.125%	5/15/07	150	—
7 Enron Corp.	6.875%	10/15/07	500	—
Enterprise Products Operating LLC	5.600%	10/15/14	275	295
Enterprise Products Operating LLC	6.300%	9/15/17	125	151
Enterprise Products Operating LLC	6.650%	4/15/18	75	93
Enterprise Products Operating LLC	6.500%	1/31/19	50	62
Enterprise Products Operating LLC	3.350%	3/15/23	200	204
Enterprise Products Operating LLC	6.875%	3/1/33	175	223
Enterprise Products Operating LLC	7.550%	4/15/38	250	342
Enterprise Products Operating LLC	5.950%	2/1/41	650	756
Enterprise Products Operating LLC	4.450%	2/15/43	50	48
Enterprise Products Operating LLC	4.850%	3/15/44	200	204
4 Enterprise Products Operating LLC	8.375%	8/1/66	100	115

4 Enterprise Products Operating LLC	7.034%	1/15/68	225	260
7 HNG Internorth	9.625%	3/15/06	500	—
KeySpan Corp.	8.000%	11/15/30	75	101
Kinder Morgan Energy Partners LP	3.500%	3/1/16	325	347
Kinder Morgan Energy Partners LP	5.950%	2/15/18	300	359
Kinder Morgan Energy Partners LP	9.000%	2/1/19	350	469
Kinder Morgan Energy Partners LP	6.850%	2/15/20	325	408
Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	353
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	56
Kinder Morgan Energy Partners LP	6.500%	2/1/37	425	509
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	62
Kinder Morgan Energy Partners LP	6.500%	9/1/39	250	303
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	304
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	76
Magellan Midstream Partners LP	5.650%	10/15/16	75	85
Magellan Midstream Partners LP	6.550%	7/15/19	75	93
Magellan Midstream Partners LP	4.250%	2/1/21	225	249
National Fuel Gas Co.	3.750%	3/1/23	275	278
National Grid plc	6.300%	8/1/16	325	378
Nisource Finance Corp.	5.400%	7/15/14	150	158
Nisource Finance Corp.	5.250%	9/15/17	150	172
Nisource Finance Corp.	6.400%	3/15/18	75	90
Nisource Finance Corp.	4.450%	12/1/21	100	110
Nisource Finance Corp.	6.125%	3/1/22	75	90
Nisource Finance Corp.	6.250%	12/15/40	150	177
Nisource Finance Corp.	5.800%	2/1/42	150	168
ONEOK Inc.	5.200%	6/15/15	75	82
ONEOK Inc.	4.250%	2/1/22	50	53
ONEOK Inc.	6.000%	6/15/35	125	139
ONEOK Partners LP	3.250%	2/1/16	50	53
ONEOK Partners LP	6.150%	10/1/16	150	174
ONEOK Partners LP	2.000%	10/1/17	175	177
ONEOK Partners LP	8.625%	3/1/19	225	299
ONEOK Partners LP	3.375%	10/1/22	100	99
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	250	298
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	25	31
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	75	102
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	550	637
Questar Corp.	2.750%	2/1/16	25	26
Sempra Energy	6.150%	6/15/18	548	668
Sempra Energy	2.875%	10/1/22	100	100
Sempra Energy	6.000%	10/15/39	300	372
Southern California Gas Co.	3.750%	9/15/42	25	24
6 Southern Natural Gas Co. LLC	5.900%	4/1/17	200	233
Spectra Energy Capital LLC	5.500%	3/1/14	125	130
Spectra Energy Capital LLC	6.750%	2/15/32	50	60
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	275	271
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	169
Texas Gas Transmission LLC	4.600%	6/1/15	100	108
TransCanada PipeLines Ltd.	6.500%	8/15/18	150	187
TransCanada PipeLines Ltd.	3.800%	10/1/20	175	192
TransCanada PipeLines Ltd.	2.500%	8/1/22	275	269
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	178
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	366

TransCanada PipeLines Ltd.	6.200%	10/15/37	475	599
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	275	294
Western Gas Partners LP	5.375%	6/1/21	300	338
Williams Cos. Inc.	7.500%	1/15/31	116	143
Williams Cos. Inc.	7.750%	6/15/31	185	232
Williams Partners LP	5.250%	3/15/20	475	542
Williams Partners LP	4.125%	11/15/20	275	296
Williams Partners LP	6.300%	4/15/40	100	117

Other Utility (0.1%)
American Water Capital Corp.	6.085%	10/15/17	200	239
American Water Capital Corp.	6.593%	10/15/37	150	196
United Utilities plc	5.375%	2/1/19	325	360
Veolia Environmental SA	6.000%	6/1/18	400	466

				64,484
Total Corporate Bonds (Cost $538,623)				590,713
Sovereign Bonds (U.S. Dollar-Denominated) (4.8%)
African Development Bank	3.000%	5/27/14	450	464
African Development Bank	1.250%	9/2/16	50	51
African Development Bank	1.125%	3/15/17	300	305
African Development Bank	0.875%	3/15/18	50	50
Asian Development Bank	2.750%	5/21/14	750	771
Asian Development Bank	0.875%	6/10/14	100	101
Asian Development Bank	4.250%	10/20/14	275	291
Asian Development Bank	2.625%	2/9/15	275	286
Asian Development Bank	0.500%	8/17/15	350	351
Asian Development Bank	2.500%	3/15/16	325	344
Asian Development Bank	1.125%	3/15/17	600	610
Asian Development Bank	5.593%	7/16/18	275	336
Asian Development Bank	1.875%	10/23/18	550	575
Asian Development Bank	1.750%	3/21/19	25	26
Banco do Brasil SA	3.875%	1/23/17	75	78
Canada	0.875%	2/14/17	950	959
China Development Bank Corp.	4.750%	10/8/14	100	105
China Development Bank Corp.	5.000%	10/15/15	100	110
Corp. Andina de Fomento	5.125%	5/5/15	50	54
Corp. Andina de Fomento	3.750%	1/15/16	225	238
Corp. Andina de Fomento	8.125%	6/4/19	300	390
Corp. Andina de Fomento	4.375%	6/15/22	582	632
6 Corp. Nacional Del Cobre de Chile	3.000%	7/17/22	250	245
Council Of Europe Development Bank	2.750%	2/10/15	150	156
Council Of Europe Development Bank	2.625%	2/16/16	150	159
Council Of Europe Development Bank	1.500%	2/22/17	300	307
Council Of Europe Development Bank	1.500%	6/19/17	50	51
Council Of Europe Development Bank	1.000%	3/7/18	275	274
8 Development Bank of Japan Inc.	4.250%	6/9/15	250	270
European Bank for Reconstruction &
Development	2.750%	4/20/15	525	550
European Bank for Reconstruction &
Development	1.625%	9/3/15	125	129
European Bank for Reconstruction &
Development	2.500%	3/15/16	175	185
European Bank for Reconstruction &
Development	1.375%	10/20/16	100	103

European Bank for Reconstruction &
Development	0.750%	9/1/17	700	699
European Bank for Reconstruction &
Development	1.500%	3/16/20	150	151
European Investment Bank	1.500%	5/15/14	325	329
European Investment Bank	4.625%	5/15/14	175	183
European Investment Bank	3.125%	6/4/14	1,975	2,039
European Investment Bank	1.125%	8/15/14	1,200	1,212
European Investment Bank	0.875%	12/15/14	200	202
European Investment Bank	2.875%	1/15/15	200	209
European Investment Bank	2.750%	3/23/15	450	470
European Investment Bank	1.125%	4/15/15	700	710
European Investment Bank	1.000%	7/15/15	135	137
European Investment Bank	1.625%	9/1/15	650	668
European Investment Bank	1.375%	10/20/15	475	486
European Investment Bank	4.875%	2/16/16	650	730
European Investment Bank	0.625%	4/15/16	600	601
European Investment Bank	2.500%	5/16/16	725	767
European Investment Bank	2.125%	7/15/16	500	524
European Investment Bank	5.125%	9/13/16	1,250	1,439
European Investment Bank	1.250%	10/14/16	1,125	1,147
European Investment Bank	4.875%	1/17/17	150	172
European Investment Bank	1.750%	3/15/17	775	802
European Investment Bank	5.125%	5/30/17	675	791
European Investment Bank	1.125%	9/15/17	400	403
European Investment Bank	1.000%	12/15/17	250	249
European Investment Bank	1.000%	3/15/18	200	199
European Investment Bank	2.875%	9/15/20	100	108
European Investment Bank	4.000%	2/16/21	1,225	1,417
Export Development Canada	3.125%	4/24/14	150	155
Export Development Canada	2.250%	5/28/15	75	78
Export Development Canada	0.500%	9/15/15	275	276
Export Development Canada	1.250%	10/26/16	100	102
Export Development Canada	0.750%	12/15/17	575	576
Export-Import Bank of Korea	5.875%	1/14/15	150	162
Export-Import Bank of Korea	4.000%	1/11/17	325	355
Export-Import Bank of Korea	1.750%	2/27/18	925	932
Export-Import Bank of Korea	4.375%	9/15/21	75	83
Export-Import Bank of Korea	5.000%	4/11/22	275	320
Federative Republic of Brazil	7.875%	3/7/15	175	198
Federative Republic of Brazil	6.000%	1/17/17	375	436
4 Federative Republic of Brazil	8.000%	1/15/18	500	586
Federative Republic of Brazil	5.875%	1/15/19	400	481
Federative Republic of Brazil	8.875%	10/14/19	300	419
Federative Republic of Brazil	4.875%	1/22/21	750	868
Federative Republic of Brazil	2.625%	1/5/23	300	288
Federative Republic of Brazil	8.875%	4/15/24	125	192
Federative Republic of Brazil	8.750%	2/4/25	300	458
Federative Republic of Brazil	10.125%	5/15/27	325	558
Federative Republic of Brazil	8.250%	1/20/34	400	606
Federative Republic of Brazil	7.125%	1/20/37	325	449
Federative Republic of Brazil	11.000%	8/17/40	200	247
Federative Republic of Brazil	5.625%	1/7/41	850	992
FMS Wertmanagement AoeR	0.625%	4/18/16	100	100
FMS Wertmanagement AoeR	1.000%	11/21/17	200	201
Hydro-Quebec	8.400%	1/15/22	775	1,106
Hydro-Quebec	8.050%	7/7/24	200	291

Inter-American Development Bank	3.000%	4/22/14	625	642
Inter-American Development Bank	2.250%	7/15/15	200	208
Inter-American Development Bank	0.500%	8/17/15	75	75
Inter-American Development Bank	1.375%	10/18/16	200	205
Inter-American Development Bank	2.375%	8/15/17	100	107
Inter-American Development Bank	0.875%	3/15/18	150	149
Inter-American Development Bank	4.250%	9/10/18	1,050	1,230
Inter-American Development Bank	1.125%	9/12/19	100	99
Inter-American Development Bank	3.875%	9/17/19	1,550	1,797
Inter-American Development Bank	3.875%	2/14/20	50	58
Inter-American Development Bank	7.000%	6/15/25	100	143
International Bank for Reconstruction &
Development	1.125%	8/25/14	500	505
International Bank for Reconstruction &
Development	2.375%	5/26/15	1,575	1,642
International Bank for Reconstruction &
Development	2.125%	3/15/16	650	681
International Bank for Reconstruction &
Development	5.000%	4/1/16	400	454
International Bank for Reconstruction &
Development	1.000%	9/15/16	450	457
International Bank for Reconstruction &
Development	0.875%	4/17/17	1,450	1,459
International Bank for Reconstruction &
Development	4.750%	2/15/35	600	740
International Finance Corp.	3.000%	4/22/14	775	797
International Finance Corp.	2.750%	4/20/15	175	184
International Finance Corp.	2.250%	4/11/16	200	211
International Finance Corp.	1.125%	11/23/16	750	765
International Finance Corp.	2.125%	11/17/17	450	477
International Finance Corp.	0.625%	12/21/17	250	248
8 Japan Bank for International Cooperation	2.875%	2/2/15	325	339
8 Japan Bank for International Cooperation	1.875%	9/24/15	25	26
8 Japan Bank for International Cooperation	2.500%	1/21/16	200	210
8 Japan Bank for International Cooperation	2.500%	5/18/16	100	106
8 Japan Bank for International Cooperation	2.250%	7/13/16	275	289
8 Japan Bank for International Cooperation	1.125%	7/19/17	950	955
8 Japan Finance Organization for Municipalities	4.625%	4/21/15	100	108
8 Japan Finance Organization for Municipalities	5.000%	5/16/17	100	116
8 Japan Finance Organization for Municipalities	4.000%	1/13/21	300	346
9 KFW	1.500%	4/4/14	50	51
9 KFW	4.125%	10/15/14	575	608
9 KFW	2.750%	10/21/14	225	234
9 KFW	1.000%	1/12/15	1,100	1,112
9 KFW	2.625%	3/3/15	775	808
9 KFW	0.625%	4/24/15	825	829
9 KFW	1.250%	10/26/15	200	204
9 KFW	5.125%	3/14/16	1,450	1,642
9 KFW	0.500%	4/19/16	350	350
9 KFW	2.000%	6/1/16	825	861
9 KFW	1.250%	10/5/16	225	229
9 KFW	1.250%	2/15/17	1,700	1,734
9 KFW	0.875%	9/5/17	250	250
9 KFW	4.375%	3/15/18	250	289
9 KFW	4.875%	6/17/19	1,350	1,634
9 KFW	4.000%	1/27/20	50	58
9 KFW	2.750%	9/8/20	2,025	2,191

9	KFW	2.000%	10/4/22	650	641
9	KFW	2.125%	1/17/23	1,025	1,031
9	KFW	0.000%	4/18/36	400	183
	Korea Development Bank	4.375%	8/10/15	750	805
	Korea Development Bank	1.500%	1/22/18	250	246
	Korea Finance Corp.	3.250%	9/20/16	250	265
	Korea Finance Corp.	2.250%	8/7/17	25	26
	Korea Finance Corp.	4.625%	11/16/21	150	169
9	Landwirtschaftliche Rentenbank	3.125%	7/15/15	375	397
9	Landwirtschaftliche Rentenbank	4.875%	11/16/15	275	306
9	Landwirtschaftliche Rentenbank	2.125%	7/15/16	100	105
9	Landwirtschaftliche Rentenbank	0.875%	9/12/17	725	724
9	Landwirtschaftliche Rentenbank	1.000%	4/4/18	100	99
9	Landwirtschaftliche Rentenbank	1.875%	9/17/18	150	156
9	Landwirtschaftliche Rentenbank	1.375%	10/23/19	250	250
	Nexen Inc.	7.875%	3/15/32	50	73
	Nexen Inc.	6.400%	5/15/37	450	582
	Nexen Inc.	7.500%	7/30/39	200	293
	Nordic Investment Bank	2.625%	10/6/14	225	232
	Nordic Investment Bank	2.500%	7/15/15	225	235
	Nordic Investment Bank	2.250%	3/15/16	300	315
	Nordic Investment Bank	0.500%	4/14/16	125	125
	Nordic Investment Bank	0.750%	1/17/18	350	348
	North American Development Bank	4.375%	2/11/20	100	111
	North American Development Bank	2.400%	10/26/22	150	144
[10] Oesterreichische Kontrollbank AG		1.750%	10/5/15	500	515
[10] Oesterreichische Kontrollbank AG		5.000%	4/25/17	600	695
4	Oriental Republic of Uruguay	4.125%	11/20/45	800	734
	Pemex Project Funding Master Trust	5.750%	3/1/18	625	717
	Pemex Project Funding Master Trust	6.625%	6/15/35	625	750
	Pemex Project Funding Master Trust	6.625%	6/15/38	150	179
	People's Republic of China	4.750%	10/29/13	50	51
	Petrobras International Finance Co. - Pifco	7.750%	9/15/14	75	82
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	325	339
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	350	392
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	75	77
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	675	760
	Petrobras International Finance Co. - Pifco	8.375%	12/10/18	300	375
	Petrobras International Finance Co. - Pifco	7.875%	3/15/19	700	852
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	225	248
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	125	135
	Petrobras International Finance Co. - Pifco	6.875%	1/20/40	225	257
	Petrobras International Finance Co. - Pifco	6.750%	1/27/41	900	1,015
	Petroleos Mexicanos	4.875%	3/15/15	375	402
	Petroleos Mexicanos	8.000%	5/3/19	200	257
	Petroleos Mexicanos	6.000%	3/5/20	400	474
	Petroleos Mexicanos	5.500%	1/21/21	150	173
	Petroleos Mexicanos	4.875%	1/24/22	500	552
	Petroleos Mexicanos	6.500%	6/2/41	100	118
	Petroleos Mexicanos	5.500%	6/27/44	275	284
6	Petroleos Mexicanos	5.500%	6/27/44	350	364
	Province of British Columbia	2.850%	6/15/15	400	421
	Province of British Columbia	2.100%	5/18/16	500	524
	Province of British Columbia	1.200%	4/25/17	100	102
	Province of British Columbia	2.000%	10/23/22	200	196
	Province of Manitoba	1.375%	4/28/14	200	202
	Province of Manitoba	2.625%	7/15/15	250	263

Province of Manitoba	1.300%	4/3/17	75	76
Province of Manitoba	1.750%	5/30/19	175	178
Province of Manitoba Canada	2.100%	9/6/22	150	148
Province of New Brunswick	2.750%	6/15/18	350	377
Province of Nova Scotia	2.375%	7/21/15	200	209
Province of Ontario	4.100%	6/16/14	675	706
Province of Ontario	2.950%	2/5/15	100	105
Province of Ontario	0.950%	5/26/15	775	783
Province of Ontario	2.700%	6/16/15	575	603
Province of Ontario	1.875%	9/15/15	200	207
Province of Ontario	4.750%	1/19/16	100	112
Province of Ontario	5.450%	4/27/16	500	573
Province of Ontario	2.300%	5/10/16	300	315
Province of Ontario	1.600%	9/21/16	450	463
Province of Ontario	1.100%	10/25/17	250	251
Province of Ontario	3.150%	12/15/17	225	246
Province of Ontario	3.000%	7/16/18	225	244
Province of Ontario	1.650%	9/27/19	225	225
Province of Ontario	4.000%	10/7/19	575	655
Province of Ontario	4.400%	4/14/20	500	585
Province of Ontario	2.450%	6/29/22	150	151
Quebec	2.625%	2/13/23	400	403
Quebec	5.125%	11/14/16	325	375
Quebec	4.625%	5/14/18	575	670
Quebec	3.500%	7/29/20	350	388
Quebec	2.750%	8/25/21	325	338
Quebec	7.500%	9/15/29	325	486
Region of Lombardy Italy	5.804%	10/25/32	200	190
Republic of Chile	3.875%	8/5/20	200	220
Republic of Chile	2.250%	10/30/22	175	168
Republic of Chile	3.625%	10/30/42	75	69
Republic of Columbia	8.250%	12/22/14	100	113
Republic of Columbia	7.375%	1/27/17	325	396
Republic of Columbia	7.375%	3/18/19	400	515
Republic of Columbia	4.375%	7/12/21	450	505
Republic of Columbia	8.125%	5/21/24	500	719
Republic of Columbia	7.375%	9/18/37	100	143
Republic of Columbia	6.125%	1/18/41	575	722
Republic of Italy	4.500%	1/21/15	450	469
Republic of Italy	3.125%	1/26/15	425	432
Republic of Italy	4.750%	1/25/16	750	790
Republic of Italy	5.250%	9/20/16	1,050	1,125
Republic of Italy	5.375%	6/12/17	500	543
Republic of Italy	5.375%	6/15/33	175	176
Republic of Korea	5.750%	4/16/14	325	344
Republic of Korea	7.125%	4/16/19	225	291
Republic of Korea	5.625%	11/3/25	100	129
Republic of Panama	5.200%	1/30/20	100	116
Republic of Panama	7.125%	1/29/26	600	804
4 Republic of Panama	6.700%	1/26/36	292	387
Republic of Peru	7.125%	3/30/19	350	448
Republic of Peru	7.350%	7/21/25	400	563
Republic of Peru	8.750%	11/21/33	142	232
4 Republic of Peru	6.550%	3/14/37	525	709
Republic of Peru	5.625%	11/18/50	300	357
Republic of Poland	3.875%	7/16/15	400	424
Republic of Poland	6.375%	7/15/19	961	1,181

Republic of Poland	5.125%	4/21/21	250	289
Republic of Poland	5.000%	3/23/22	425	487
Republic of Poland	3.000%	3/17/23	125	121
Republic of South Africa	6.875%	5/27/19	250	304
Republic of South Africa	5.500%	3/9/20	500	572
Republic of South Africa	4.665%	1/17/24	225	241
Republic of South Africa	6.250%	3/8/41	300	363
State of Israel	5.500%	11/9/16	175	200
State of Israel	5.125%	3/26/19	550	641
State of Israel	3.150%	6/30/23	400	400
State of Israel	4.500%	1/30/43	200	193
Statoil ASA	3.875%	4/15/14	25	26
Statoil ASA	1.800%	11/23/16	125	129
Statoil ASA	3.125%	8/17/17	400	435
Statoil ASA	1.200%	1/17/18	125	126
Statoil ASA	5.250%	4/15/19	25	30
Statoil ASA	3.150%	1/23/22	150	159
Statoil ASA	2.450%	1/17/23	150	148
Statoil ASA	7.250%	9/23/27	400	572
Statoil ASA	5.100%	8/17/40	125	147
Statoil ASA	4.250%	11/23/41	175	181
Svensk Exportkredit AB	3.250%	9/16/14	200	208
Svensk Exportkredit AB	2.125%	7/13/16	125	130
Svensk Exportkredit AB	5.125%	3/1/17	350	405
Svensk Exportkredit AB	1.750%	5/30/17	200	206
United Mexican States	5.875%	2/17/14	750	781
United Mexican States	6.625%	3/3/15	510	566
United Mexican States	11.375%	9/15/16	100	135
United Mexican States	5.625%	1/15/17	325	374
United Mexican States	5.950%	3/19/19	500	605
United Mexican States	3.625%	3/15/22	550	583
United Mexican States	8.300%	8/15/31	250	379
United Mexican States	6.750%	9/27/34	733	977
United Mexican States	6.050%	1/11/40	775	961
United Mexican States	4.750%	3/8/44	827	851
United Mexican States	5.750%	10/12/10	192	211
Total Sovereign Bonds (Cost $115,189)				123,481
Taxable Municipal Bonds (1.1%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	150	171
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	50	58
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	50	67
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	125	183
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	50	64
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	100	136
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	150	204
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	250	352
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	200	207

California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	100	111
California GO	5.250%	4/1/14	100	105
California GO	3.950%	11/1/15	150	163
California GO	5.750%	3/1/17	100	117
California GO	6.200%	10/1/19	275	338
California GO	5.700%	11/1/21	250	304
California GO	7.500%	4/1/34	600	840
California GO	7.300%	10/1/39	75	105
California GO	7.350%	11/1/39	575	806
California GO	7.625%	3/1/40	605	871
California GO	7.600%	11/1/40	200	292
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	62
Chicago IL Board of Education GO	6.319%	11/1/29	50	58
Chicago IL Board of Education GO	6.138%	12/1/39	50	55
Chicago IL GO	7.781%	1/1/35	50	65
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	300	387
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	50	65
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	150	171
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	125	154
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	50	63
Chicago IL Water Revenue	6.742%	11/1/40	75	101
Clark County NV Airport Revenue	6.881%	7/1/42	100	118
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	150	183
Connecticut GO	5.090%	10/1/30	175	202
Connecticut GO	5.850%	3/15/32	200	255
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	50	61
Cook County IL GO	6.229%	11/15/34	50	57
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	66
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	58
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	133
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	60
Dallas TX Independent School District GO	6.450%	2/15/35	100	124
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	50	62
Denver CO Public Schools Revenue (City &
County of Denver School District No. 1)
COP	7.017%	12/15/37	50	67
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	62
District of Columbia Income Tax Revenue	5.582%	12/1/35	50	62
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	100	102
George Washington University District of
Columbia GO	3.485%	9/15/22	200	212
Georgia GO	4.503%	11/1/25	150	175
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	200	237

Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	150	176
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	75	84
Harvard University Massachusetts GO	4.875%	10/15/40	200	237
Howard Hughes Medical Institute Maryland
Revenue	3.450%	9/1/14	100	105
Illinois GO	4.511%	3/1/15	75	79
Illinois GO	5.365%	3/1/17	175	196
Illinois GO	5.877%	3/1/19	250	288
Illinois GO	4.950%	6/1/23	550	577
Illinois GO	5.100%	6/1/33	1,100	1,087
Illinois GO	6.725%	4/1/35	200	227
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	50	61
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	250	326
JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	150	154
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	100	104
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	50	56
Los Angeles CA Community College District
GO	6.600%	8/1/42	150	207
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	75	93
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	150	189
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	25	30
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	100	141
Los Angeles CA Unified School District GO	5.755%	7/1/29	500	606
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	153
Los Angeles CA Unified School District GO	6.758%	7/1/34	50	68
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	75	92
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	100	131
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	66
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	50	66
Massachusetts GO	4.200%	12/1/21	125	142
Massachusetts GO	5.456%	12/1/39	150	185
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	75	95
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	65
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	75	90
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	50	63
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	50	62
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	50	64

Metropolitan Water District of Southern
California Water Revenue	6.947%	7/1/40	50	62
Mississippi GO	5.245%	11/1/34	50	60
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	50	61
[11] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	225	295
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	500	663
[12] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	105	109
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	300	438
New York City NY GO	6.246%	6/1/35	25	30
New York City NY GO	5.968%	3/1/36	100	127
New York City NY GO	5.985%	12/1/36	50	63
New York City NY GO	5.517%	10/1/37	50	60
New York City NY GO	6.271%	12/1/37	100	132
New York City NY GO	5.846%	6/1/40	50	64
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	50	65
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	50	67
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	50	67
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	100	125
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	175	231
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	150	204
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	50	62
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	100	123
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	75	92
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	250	368
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	59
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	100	128
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	125	152
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	100	121
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	100	121
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	75	91
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	150	184
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	50	61
New York University Hospitals Center GO	4.428%	7/1/42	75	73
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	100	136

Ohio State University General Receipts
Revenue	4.910%	6/1/40	100	115
Ohio State University General Receipts
Revenue	4.800%	6/1/11	100	107
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	86
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	50	70
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	50	64
Oregon GO	5.762%	6/1/23	50	63
Oregon GO	5.892%	6/1/27	75	95
[12] Oregon School Boards Association GO	4.759%	6/30/28	75	87
[13] Oregon School Boards Association GO	5.528%	6/30/28	50	59
Pennsylvania GO	4.650%	2/15/26	50	59
Pennsylvania GO	5.350%	5/1/30	200	232
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	50	59
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	50	59
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	50	60
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	75	97
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	250	308
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	550	549
Puerto Rico Government Development Bank
GO	3.670%	5/1/14	100	100
Puerto Rico Government Development Bank
GO	4.704%	5/1/16	100	101
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	100	134
Rutgers State University NJ Revenue	5.665%	5/1/40	50	62
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	50	58
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	125	163
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	50	64
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	125	163
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	150	163
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	50	65
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	50	62
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	100	139
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	200	244
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	50	66
Texas Transportation Commission Revenue	5.028%	4/1/26	50	61
Texas Transportation Commission Revenue	5.178%	4/1/30	175	214
Texas Transportation Commission Revenue	4.631%	4/1/33	150	172

Texas Transportation Commission Revenue	4.681%	4/1/40	50	57
Tufts University Massachusetts GO	5.017%	4/15/12	200	218
University of California Regents Medical
Center Revenue	6.548%	5/15/48	100	132
University of California Regents Medical
Center Revenue	6.583%	5/15/49	50	65
University of California Revenue	0.887%	7/1/13	25	25
University of California Revenue	6.270%	5/15/31	500	578
University of California Revenue	5.946%	5/15/45	175	213
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	50	61
University of Southern California Revenue	5.250%	10/1/11	100	120
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	50	63
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	25	29
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	100	121
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	75	86
Utah GO	4.554%	7/1/24	50	59
Utah GO	3.539%	7/1/25	50	55
Washington GO	5.090%	8/1/33	250	294
Washington GO	5.140%	8/1/40	150	179
[13] Wisconsin GO	5.700%	5/1/26	75	91
Total Taxable Municipal Bonds (Cost $22,120)				26,676
			Shares
Temporary Cash Investment (7.2%)
Money Market Fund (7.2%)
[14] Vanguard Market Liquidity Fund
(Cost $183,665)	0.147%		183,665,000	183,665

Total Investments (106.6%) (Cost $2,588,204)				2,728,188
Other Assets and Liabilities-Net (-6.6%)				(168,688)
Net Assets (100%)				2,559,500

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2013.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the aggregate value of these securities was $9,986,000, representing 0.4% of net assets.
7 Non-income-producing security--security in default.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Republic of Austria.
11 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
13 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the portfolio maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,733,583	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	70,070	—
Corporate Bonds	—	590,713	—
Sovereign Bonds	—	123,481	—
Taxable Municipal Bonds	—	26,676	—
Temporary Cash Investments	183,665	—	—
Total	183,665	2,544,523	—

E. At March 31, 2013, the cost of investment securities for tax purposes was $2,588,204,000. Net unrealized appreciation of investment securities for tax purposes was $139,984,000, consisting of unrealized gains of $143,516,000 on securities that had risen in value since their purchase and $3,532,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Index Portfolio

Schedule of Investments
As of March 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (11.6%)
Comcast Corp. Class A	482,921	20,288
Home Depot Inc.	288,605	20,139
Walt Disney Co.	348,483	19,794
McDonald's Corp.	193,624	19,302
* Amazon.com Inc.	70,183	18,703
News Corp. Class A	385,992	11,780
Time Warner Inc.	180,264	10,387
Ford Motor Co.	756,998	9,955
Target Corp.	125,525	8,592
NIKE Inc. Class B	139,960	8,259
Starbucks Corp.	144,522	8,232
Lowe's Cos. Inc.	214,036	8,116
* priceline.com Inc.	9,621	6,619
TJX Cos. Inc.	140,646	6,575
* DIRECTV	110,523	6,257
Yum! Brands Inc.	86,959	6,256
Time Warner Cable Inc.	57,007	5,476
Viacom Inc. Class B	87,847	5,409
CBS Corp. Class B	112,838	5,268
Johnson Controls Inc.	131,953	4,628
* Discovery Communications Inc. Class A	47,432	3,735
Macy's Inc.	76,223	3,189
Omnicom Group Inc.	50,429	2,970
* Dollar General Corp.	58,409	2,954
Carnival Corp.	85,825	2,944
Mattel Inc.	66,458	2,910
VF Corp.	17,025	2,856
* Bed Bath & Beyond Inc.	43,608	2,809
* AutoZone Inc.	7,013	2,783
Coach Inc.	54,275	2,713
Ross Stores Inc.	42,890	2,600
Delphi Automotive plc	56,533	2,510
Starwood Hotels & Resorts Worldwide Inc.	37,547	2,393
Genuine Parts Co.	29,932	2,335
Harley-Davidson Inc.	43,536	2,320
* O'Reilly Automotive Inc.	21,534	2,208
* Dollar Tree Inc.	43,828	2,123
L Brands Inc.	46,227	2,064
* Netflix Inc.	10,893	2,063
Gap Inc.	57,309	2,029
Marriott International Inc. Class A	47,204	1,993
Ralph Lauren Corp. Class A	11,732	1,986
* Chipotle Mexican Grill Inc. Class A	6,029	1,965
Wynn Resorts Ltd.	15,422	1,930
Kohl's Corp.	40,871	1,885
* CarMax Inc.	43,887	1,830
Whirlpool Corp.	15,225	1,804
Staples Inc.	130,151	1,748
* BorgWarner Inc.	22,432	1,735

Wyndham Worldwide Corp.	26,376	1,701
PVH Corp.	15,105	1,613
Nordstrom Inc.	29,146	1,610
Tiffany & Co.	23,007	1,600
H&R Block Inc.	52,418	1,542
Newell Rubbermaid Inc.	55,035	1,436
* PulteGroup Inc.	65,725	1,330
Lennar Corp. Class A	31,845	1,321
D.R. Horton Inc.	54,027	1,313
PetSmart Inc.	20,787	1,291
Darden Restaurants Inc.	24,949	1,289
Best Buy Co. Inc.	51,412	1,139
* TripAdvisor Inc.	21,317	1,120
Family Dollar Stores Inc.	18,586	1,098
Expedia Inc.	18,117	1,087
Scripps Networks Interactive Inc. Class A	16,585	1,067
Comcast Corp.	26,563	1,052
Interpublic Group of Cos. Inc.	79,267	1,033
* Fossil Inc.	10,366	1,001
Hasbro Inc.	22,190	975
Gannett Co. Inc.	44,432	972
Leggett & Platt Inc.	27,544	930
International Game Technology	50,843	839
* Urban Outfitters Inc.	21,009	814
Abercrombie & Fitch Co.	15,239	704
Garmin Ltd.	20,915	691
GameStop Corp. Class A	23,123	647
Cablevision Systems Corp. Class A	41,323	618
* Goodyear Tire & Rubber Co.	46,884	591
Harman International Industries Inc.	13,052	583
JC Penney Co. Inc.	27,367	414
Washington Post Co. Class B	862	385
* Apollo Group Inc. Class A	19,099	332
* AutoNation Inc.	7,381	323
		313,880
Consumer Staples (10.9%)
Procter & Gamble Co.	527,306	40,634
Coca-Cola Co.	739,804	29,918
Philip Morris International Inc.	318,048	29,486
Wal-Mart Stores Inc.	322,877	24,161
PepsiCo Inc.	297,837	23,562
Altria Group Inc.	387,937	13,341
CVS Caremark Corp.	237,696	13,071
Mondelez International Inc. Class A	343,303	10,509
Colgate-Palmolive Co.	84,787	10,007
Costco Wholesale Corp.	84,086	8,922
Walgreen Co.	165,863	7,908
Kimberly-Clark Corp.	74,819	7,331
General Mills Inc.	124,728	6,150
Kraft Foods Group Inc.	114,234	5,886
HJ Heinz Co.	61,832	4,469
Archer-Daniels-Midland Co.	127,040	4,285
Sysco Corp.	113,036	3,975
Kroger Co.	99,947	3,312
Kellogg Co.	48,218	3,107
Mead Johnson Nutrition Co.	39,181	3,035
Estee Lauder Cos. Inc. Class A	46,282	2,963

Lorillard Inc.	73,163	2,952
Whole Foods Market Inc.	33,277	2,887
ConAgra Foods Inc.	79,899	2,861
Reynolds American Inc.	62,024	2,759
Hershey Co.	28,997	2,538
Clorox Co.	25,287	2,239
Brown-Forman Corp. Class B	29,289	2,091
JM Smucker Co.	20,802	2,063
Beam Inc.	30,965	1,968
McCormick & Co. Inc.	25,665	1,888
Coca-Cola Enterprises Inc.	50,665	1,871
Dr Pepper Snapple Group Inc.	39,342	1,847
Avon Products Inc.	83,471	1,730
Campbell Soup Co.	34,630	1,571
Molson Coors Brewing Co. Class B	30,160	1,476
* Constellation Brands Inc. Class A	29,405	1,401
Tyson Foods Inc. Class A	54,932	1,363
* Monster Beverage Corp.	27,622	1,319
Safeway Inc.	46,292	1,220
Hormel Foods Corp.	25,960	1,073
* Dean Foods Co.	35,405	642
		295,791
Energy (10.9%)
Exxon Mobil Corp.	864,757	77,923
Chevron Corp.	375,009	44,559
Schlumberger Ltd.	256,440	19,205
ConocoPhillips	235,722	14,167
Occidental Petroleum Corp.	155,360	12,176
Anadarko Petroleum Corp.	96,523	8,441
Phillips 66	119,861	8,387
Halliburton Co.	179,712	7,262
EOG Resources Inc.	52,441	6,716
Apache Corp.	75,596	5,833
National Oilwell Varco Inc.	82,343	5,826
Marathon Petroleum Corp.	63,966	5,731
Williams Cos. Inc.	131,466	4,925
Valero Energy Corp.	106,663	4,852
Kinder Morgan Inc.	121,855	4,713
Marathon Oil Corp.	136,518	4,603
Devon Energy Corp.	72,823	4,109
Hess Corp.	57,286	4,102
Noble Energy Inc.	34,743	4,018
Spectra Energy Corp.	128,868	3,963
Baker Hughes Inc.	85,199	3,954
Pioneer Natural Resources Co.	25,614	3,183
* Cameron International Corp.	47,857	3,120
Cabot Oil & Gas Corp.	40,626	2,747
Ensco plc Class A	44,843	2,691
Range Resources Corp.	31,481	2,551
* Southwestern Energy Co.	67,696	2,522
* FMC Technologies Inc.	45,910	2,497
Murphy Oil Corp.	34,951	2,227
Chesapeake Energy Corp.	100,443	2,050
EQT Corp.	29,071	1,970
Noble Corp.	48,810	1,862
Tesoro Corp.	26,563	1,555
CONSOL Energy Inc.	44,006	1,481

* Denbury Resources Inc.	71,638	1,336
Helmerich & Payne Inc.	20,528	1,246
Peabody Energy Corp.	52,085	1,102
QEP Resources Inc.	34,500	1,098
Diamond Offshore Drilling Inc.	13,476	937
Nabors Industries Ltd.	56,231	912
* Rowan Cos. plc Class A	23,758	840
* WPX Energy Inc.	38,122	611
* Newfield Exploration Co.	25,838	579
		294,582
Financials (15.9%)
JPMorgan Chase & Co.	738,742	35,061
Wells Fargo & Co.	946,104	34,996
* Berkshire Hathaway Inc. Class B	320,618	33,408
Citigroup Inc.	586,516	25,947
Bank of America Corp.	2,088,361	25,436
American Express Co.	185,518	12,515
Goldman Sachs Group Inc.	84,470	12,430
US Bancorp	359,637	12,202
* American International Group Inc.	284,708	11,052
Simon Property Group Inc.	60,525	9,597
MetLife Inc.	210,903	8,019
PNC Financial Services Group Inc.	101,910	6,777
Bank of New York Mellon Corp.	224,303	6,278
BlackRock Inc.	24,253	6,230
Capital One Financial Corp.	112,256	6,168
Travelers Cos. Inc.	72,872	6,135
American Tower Corporation	76,261	5,866
ACE Ltd.	65,500	5,828
Morgan Stanley	264,757	5,819
Prudential Financial Inc.	89,679	5,290
State Street Corp.	88,114	5,207
Aflac Inc.	90,178	4,691
Allstate Corp.	92,105	4,520
Chubb Corp.	50,380	4,410
HCP Inc.	87,445	4,360
Discover Financial Services	95,557	4,285
Public Storage	27,899	4,250
BB&T Corp.	134,930	4,235
Ventas Inc.	56,311	4,122
Franklin Resources Inc.	26,715	4,029
Marsh & McLennan Cos. Inc.	105,792	4,017
Charles Schwab Corp.	211,909	3,749
T. Rowe Price Group Inc.	50,053	3,747
Aon plc	60,100	3,696
CME Group Inc.	59,235	3,636
Prologis Inc.	89,242	3,568
Health Care REIT Inc.	50,331	3,418
Equity Residential	61,904	3,408
Weyerhaeuser Co.	105,176	3,300
* Berkshire Hathaway Inc. Class A	21	3,282
SunTrust Banks Inc.	103,952	2,995
Boston Properties Inc.	29,287	2,960
Ameriprise Financial Inc.	39,227	2,889
McGraw-Hill Cos. Inc.	54,245	2,825
AvalonBay Communities Inc.	22,027	2,790
Fifth Third Bancorp	168,949	2,756

Vornado Realty Trust	32,701	2,735
Progressive Corp.	107,179	2,708
Loews Corp.	59,841	2,637
Invesco Ltd.	84,982	2,461
Host Hotels & Resorts Inc.	140,118	2,451
M&T Bank Corp.	23,608	2,435
* IntercontinentalExchange Inc.	14,089	2,298
Northern Trust Corp.	42,061	2,295
Regions Financial Corp.	272,508	2,232
Hartford Financial Services Group Inc.	84,185	2,172
Moody's Corp.	37,454	1,997
Principal Financial Group Inc.	53,285	1,813
NYSE Euronext	46,901	1,812
SLM Corp.	87,535	1,793
KeyCorp	178,637	1,779
Kimco Realty Corp.	78,650	1,762
XL Group plc Class A	56,943	1,725
Lincoln National Corp.	52,650	1,717
Plum Creek Timber Co. Inc.	31,369	1,637
Leucadia National Corp.	56,614	1,553
Unum Group	52,623	1,487
* CBRE Group Inc. Class A	58,744	1,483
Cincinnati Financial Corp.	28,329	1,337
Comerica Inc.	36,428	1,310
Huntington Bancshares Inc.	163,545	1,209
Torchmark Corp.	18,156	1,086
* Genworth Financial Inc. Class A	95,189	952
People's United Financial Inc.	66,326	891
Zions Bancorporation	35,595	890
Apartment Investment & Management Co. Class A	28,233	866
Hudson City Bancorp Inc.	91,804	793
NASDAQ OMX Group Inc.	22,717	734
Legg Mason Inc.	22,324	718
Assurant Inc.	15,101	680
* E*TRADE Financial Corp.	55,051	590
First Horizon National Corp.	46,992	502
		429,739
Health Care (12.5%)
Johnson & Johnson	539,571	43,991
Pfizer Inc.	1,387,524	40,044
Merck & Co. Inc.	583,350	25,802
Amgen Inc.	144,367	14,799
* Gilead Sciences Inc.	293,886	14,380
Bristol-Myers Squibb Co.	316,044	13,018
AbbVie Inc.	305,078	12,441
UnitedHealth Group Inc.	197,828	11,318
Eli Lilly & Co.	192,544	10,935
Abbott Laboratories	303,178	10,708
* Celgene Corp.	80,754	9,360
Medtronic Inc.	195,027	9,158
* Express Scripts Holding Co.	157,831	9,099
* Biogen Idec Inc.	45,656	8,807
Baxter International Inc.	105,307	7,649
Allergan Inc.	59,339	6,624
Covidien plc	91,100	6,180
Thermo Fisher Scientific Inc.	69,039	5,281
McKesson Corp.	44,944	4,852

WellPoint Inc.	58,672	3,886
* Intuitive Surgical Inc.	7,744	3,804
Stryker Corp.	55,802	3,640
Becton Dickinson and Co.	37,453	3,581
* Alexion Pharmaceuticals Inc.	37,650	3,469
Cigna Corp.	55,209	3,443
Aetna Inc.	63,236	3,233
Agilent Technologies Inc.	67,045	2,814
Cardinal Health Inc.	65,769	2,737
* Cerner Corp.	28,288	2,680
Zimmer Holdings Inc.	32,722	2,461
AmerisourceBergen Corp. Class A	44,520	2,291
* Actavis Inc.	24,661	2,272
* Mylan Inc.	76,379	2,210
St. Jude Medical Inc.	54,579	2,207
* Life Technologies Corp.	33,254	2,149
Humana Inc.	30,628	2,117
* Boston Scientific Corp.	262,462	2,050
Perrigo Co.	17,054	2,025
* DaVita HealthCare Partners Inc.	16,302	1,933
* Edwards Lifesciences Corp.	22,075	1,814
Quest Diagnostics Inc.	30,580	1,726
* Forest Laboratories Inc.	45,268	1,722
* Laboratory Corp. of America Holdings	18,139	1,636
* Waters Corp.	16,607	1,560
* Varian Medical Systems Inc.	20,972	1,510
* CareFusion Corp.	42,975	1,504
CR Bard Inc.	14,664	1,478
Coventry Health Care Inc.	26,071	1,226
DENTSPLY International Inc.	27,604	1,171
* Hospira Inc.	32,017	1,051
* Tenet Healthcare Corp.	20,408	971
PerkinElmer Inc.	21,956	739
Patterson Cos. Inc.	16,000	609
		338,165
Industrials (10.1%)
General Electric Co.	2,006,917	46,400
United Technologies Corp.	162,759	15,207
3M Co.	122,438	13,016
Union Pacific Corp.	90,597	12,902
United Parcel Service Inc. Class B	137,916	11,847
Honeywell International Inc.	151,351	11,404
Boeing Co.	131,277	11,270
Caterpillar Inc.	126,354	10,989
Emerson Electric Co.	139,231	7,779
Danaher Corp.	111,820	6,950
Deere & Co.	75,105	6,458
Eaton Corp. plc	90,898	5,568
FedEx Corp.	56,462	5,545
Precision Castparts Corp.	28,245	5,356
Lockheed Martin Corp.	51,646	4,985
Illinois Tool Works Inc.	80,106	4,882
CSX Corp.	196,797	4,847
Norfolk Southern Corp.	60,661	4,676
General Dynamics Corp.	64,132	4,522
Cummins Inc.	34,084	3,947
Raytheon Co.	62,731	3,688

PACCAR Inc.	68,144	3,445
Waste Management Inc.	84,349	3,307
Northrop Grumman Corp.	45,747	3,209
Ingersoll-Rand plc	53,200	2,927
Tyco International Ltd.	89,856	2,875
Fastenal Co.	52,082	2,674
Parker Hannifin Corp.	28,826	2,640
WW Grainger Inc.	11,533	2,595
Stanley Black & Decker Inc.	30,927	2,504
Dover Corp.	33,768	2,461
Roper Industries Inc.	19,157	2,439
Rockwell Automation Inc.	26,956	2,328
ADT Corp.	44,778	2,191
Pentair Ltd.	39,874	2,103
Fluor Corp.	31,376	2,081
Southwest Airlines Co.	141,289	1,905
Republic Services Inc. Class A	57,302	1,891
C.H. Robinson Worldwide Inc.	31,182	1,854
* Stericycle Inc.	16,612	1,764
Rockwell Collins Inc.	26,361	1,664
Flowserve Corp.	9,348	1,568
Textron Inc.	52,490	1,565
Pall Corp.	21,312	1,457
Expeditors International of Washington Inc.	40,058	1,430
* Jacobs Engineering Group Inc.	25,172	1,416
L-3 Communications Holdings Inc.	17,381	1,406
Masco Corp.	68,855	1,394
Equifax Inc.	23,320	1,343
Joy Global Inc.	20,545	1,223
* Quanta Services Inc.	41,194	1,177
Iron Mountain Inc.	32,304	1,173
Robert Half International Inc.	26,939	1,011
Xylem Inc.	35,948	991
Snap-on Inc.	11,336	938
Cintas Corp.	20,350	898
Avery Dennison Corp.	19,328	832
Dun & Bradstreet Corp.	7,967	666
Ryder System Inc.	9,983	596
Pitney Bowes Inc.	38,458	571
		272,750
Information Technology (18.0%)
Apple Inc.	181,245	80,224
International Business Machines Corp.	202,200	43,129
Microsoft Corp.	1,454,963	41,626
* Google Inc. Class A	51,540	40,924
Oracle Corp.	712,787	23,052
QUALCOMM Inc.	331,637	22,203
Cisco Systems Inc.	1,029,101	21,518
Intel Corp.	954,640	20,859
Visa Inc. Class A	99,566	16,910
* eBay Inc.	225,209	12,211
Mastercard Inc. Class A	20,378	11,027
* EMC Corp.	406,216	9,704
Accenture plc Class A	124,279	9,441
Hewlett-Packard Co.	376,502	8,976
Texas Instruments Inc.	213,004	7,557
Automatic Data Processing Inc.	93,547	6,082

* Salesforce.com Inc.	26,062	4,661
* Cognizant Technology Solutions Corp. Class A	58,193	4,458
* Yahoo! Inc.	186,907	4,398
* Adobe Systems Inc.	96,200	4,186
Dell Inc.	281,573	4,035
Corning Inc.	284,257	3,789
Intuit Inc.	53,773	3,530
Broadcom Corp. Class A	100,989	3,501
Motorola Solutions Inc.	53,253	3,410
TE Connectivity Ltd.	80,900	3,392
* Symantec Corp.	132,780	3,277
Applied Materials Inc.	231,359	3,119
Analog Devices Inc.	59,124	2,749
* Citrix Systems Inc.	35,996	2,597
* SanDisk Corp.	46,655	2,566
* NetApp Inc.	69,573	2,377
Amphenol Corp. Class A	30,850	2,303
* Fiserv Inc.	25,765	2,263
Seagate Technology plc	61,671	2,255
Fidelity National Information Services Inc.	56,595	2,242
Altera Corp.	61,800	2,192
Paychex Inc.	62,420	2,189
Western Digital Corp.	41,995	2,112
Xerox Corp.	236,217	2,031
* Micron Technology Inc.	197,040	1,966
Xilinx Inc.	50,490	1,927
* Red Hat Inc.	37,268	1,884
* Teradata Corp.	32,022	1,874
* Juniper Networks Inc.	99,471	1,844
* Autodesk Inc.	43,371	1,789
Linear Technology Corp.	44,918	1,724
KLA-Tencor Corp.	32,093	1,693
Western Union Co.	109,799	1,651
CA Inc.	64,147	1,615
NVIDIA Corp.	120,647	1,547
Computer Sciences Corp.	29,714	1,463
* VeriSign Inc.	29,664	1,403
Microchip Technology Inc.	37,707	1,386
* F5 Networks Inc.	15,106	1,346
* Lam Research Corp.	31,125	1,290
* Akamai Technologies Inc.	34,352	1,212
* BMC Software Inc.	25,247	1,170
* Electronic Arts Inc.	58,360	1,033
Harris Corp.	21,759	1,008
Molex Inc.	26,729	783
Total System Services Inc.	31,048	769
FLIR Systems Inc.	28,663	746
SAIC Inc.	54,255	735
* LSI Corp.	105,427	715
Jabil Circuit Inc.	35,761	661
* JDS Uniphase Corp.	44,775	599
* Teradyne Inc.	36,737	596
* First Solar Inc.	11,425	308
* Advanced Micro Devices Inc.	114,742	293
		486,105
Materials (3.4%)
Monsanto Co.	103,394	10,921

EI du Pont de Nemours & Co.	180,140	8,856
Dow Chemical Co.	232,196	7,393
Praxair Inc.	57,148	6,374
Freeport-McMoRan Copper & Gold Inc.	183,138	6,062
LyondellBasell Industries NV Class A	73,210	4,633
Ecolab Inc.	51,189	4,104
Newmont Mining Corp.	95,781	4,012
International Paper Co.	85,120	3,965
PPG Industries Inc.	27,590	3,695
Air Products & Chemicals Inc.	40,035	3,488
Mosaic Co.	53,443	3,186
Nucor Corp.	61,260	2,827
Sherwin-Williams Co.	16,560	2,797
CF Industries Holdings Inc.	12,150	2,313
Eastman Chemical Co.	29,706	2,076
Sigma-Aldrich Corp.	23,229	1,804
Alcoa Inc.	206,179	1,757
FMC Corp.	26,594	1,517
Ball Corp.	28,872	1,374
Airgas Inc.	13,279	1,317
Vulcan Materials Co.	25,077	1,296
MeadWestvaco Corp.	33,878	1,230
International Flavors & Fragrances Inc.	15,642	1,199
Sealed Air Corp.	37,196	897
* Owens-Illinois Inc.	31,469	839
Bemis Co. Inc.	19,821	800
Allegheny Technologies Inc.	20,573	652
Cliffs Natural Resources Inc.	29,036	552
United States Steel Corp.	27,670	540
		92,476
Telecommunication Services (2.9%)
AT&T Inc.	1,059,939	38,889
Verizon Communications Inc.	551,690	27,116
CenturyLink Inc.	120,709	4,240
* Crown Castle International Corp.	56,529	3,937
* Sprint Nextel Corp.	580,488	3,605
Windstream Corp.	114,027	906
Frontier Communications Corp.	191,102	761
* MetroPCS Communications Inc.	61,772	673
		80,127
Utilities (3.5%)
Duke Energy Corp.	135,933	9,867
Southern Co.	167,613	7,864
Dominion Resources Inc.	111,196	6,469
NextEra Energy Inc.	81,803	6,354
Exelon Corp.	164,864	5,685
American Electric Power Co. Inc.	93,684	4,556
PG&E Corp.	84,746	3,774
PPL Corp.	112,390	3,519
Sempra Energy	43,718	3,495
Consolidated Edison Inc.	56,488	3,447
FirstEnergy Corp.	80,716	3,406
Public Service Enterprise Group Inc.	97,587	3,351
Edison International	62,813	3,161
Xcel Energy Inc.	94,161	2,797
Northeast Utilities	60,655	2,636

DTE Energy Co.			33,348	2,279
Entergy Corp.			34,393	2,175
CenterPoint Energy Inc.			82,617	1,980
Wisconsin Energy Corp.			44,276	1,899
ONEOK Inc.			39,512	1,884
NiSource Inc.			60,072	1,763
NRG Energy Inc.			62,302	1,650
Ameren Corp.			46,911	1,643
AES Corp.			119,411	1,501
CMS Energy Corp.			51,160	1,429
SCANA Corp.			25,651	1,312
Pinnacle West Capital Corp.			21,257	1,231
AGL Resources Inc.			22,804	957
Pepco Holdings Inc.			44,476	952
Integrys Energy Group Inc.			15,222	885
TECO Energy Inc.			38,949	694
				94,615
Total Common Stocks (Cost $2,353,510)				2,698,230
	Coupon
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
2 Vanguard Market Liquidity Fund	0.147%		12,886,012	12,886

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Federal Home Loan Bank Discount Notes	0.105%	4/3/13	200	200
[4,5] Freddie Mac Discount Notes	0.130%	9/16/13	200	200
				400
Total Temporary Cash Investments (Cost $13,286)				13,286
Total Investments (100.2%) (Cost $2,366,796)				2,711,516
Other Assets and Liabilities-Net (-0.2%)				(6,710)
Net Assets (100%)				2,704,806

* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Vanguard Equity Index Portfolio

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,698,230	—	—
Temporary Cash Investments	12,886	400	—
Futures Contracts—Assets[1]	32	—	—
Total	2,711,148	400	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Vanguard Equity Index Portfolio

At March 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2013	22	8,595	97

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2013, the cost of investment securities for tax purposes was $2,366,796,000. Net unrealized appreciation of investment securities for tax purposes was $344,720,000, consisting of unrealized gains of $648,418,000 on securities that had risen in value since their purchase and $303,698,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Balanced Portfolio

Schedule of Investments
As of March 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (66.8%)
Consumer Discretionary (6.6%)
Comcast Corp. Class A	664,455	27,914
Time Warner Inc.	387,556	22,331
Walt Disney Co.	301,760	17,140
Target Corp.	229,420	15,704
Lowe's Cos. Inc.	412,090	15,626
Ford Motor Co.	1,016,580	13,368
Johnson Controls Inc.	160,670	5,635
Time Warner Cable Inc.	34,000	3,266
		120,984
Consumer Staples (5.8%)
Procter & Gamble Co.	221,527	17,071
CVS Caremark Corp.	297,120	16,339
PepsiCo Inc.	184,810	14,620
Philip Morris International Inc.	155,620	14,428
General Mills Inc.	229,920	11,337
Unilever NV	246,280	10,097
Archer-Daniels-Midland Co.	245,310	8,274
Walgreen Co.	140,810	6,714
Kraft Foods Group Inc.	103,600	5,338
Coca-Cola Co.	56,640	2,291
		106,509
Energy (7.5%)
Exxon Mobil Corp.	432,175	38,943
Chevron Corp.	191,630	22,770
Anadarko Petroleum Corp.	251,990	22,037
BP plc ADR	396,750	16,802
Occidental Petroleum Corp.	152,460	11,948
Baker Hughes Inc.	220,370	10,227
BG Group plc	444,927	7,656
Encana Corp.	127,362	2,479
Petroleo Brasileiro SA ADR	148,800	2,466
Halliburton Co.	35,290	1,426
		136,754
Financials (12.2%)
Wells Fargo & Co.	995,030	36,806
JPMorgan Chase & Co.	666,618	31,638
ACE Ltd.	229,130	20,386
Prudential Financial Inc.	289,240	17,062
PNC Financial Services Group Inc.	254,330	16,913
BlackRock Inc.	60,300	15,490
Citigroup Inc.	231,870	10,258
US Bancorp	229,250	7,778
Bank of America Corp.	628,230	7,652
Marsh & McLennan Cos. Inc.	166,170	6,309
* American International Group Inc.	160,000	6,211
Standard Chartered plc	229,609	5,962
Swiss Re AG	72,879	5,935
UBS AG	384,061	5,911

MetLife Inc.	151,230	5,750
Mitsubishi UFJ Financial Group Inc.	957,630	5,677
HSBC Holdings plc ADR	84,520	4,508
Morgan Stanley	198,800	4,370
State Street Corp.	63,480	3,751
Chubb Corp.	39,840	3,487
Hartford Financial Services Group Inc.	91,970	2,373
		224,227
Health Care (11.1%)
Pfizer Inc.	1,141,573	32,946
Merck & Co. Inc.	678,769	30,022
Johnson & Johnson	288,630	23,532
Eli Lilly & Co.	357,600	20,308
Medtronic Inc.	366,410	17,207
Roche Holding AG	73,247	17,076
Cardinal Health Inc.	332,950	13,857
AstraZeneca plc ADR	276,270	13,808
UnitedHealth Group Inc.	167,530	9,584
Bristol-Myers Squibb Co.	213,770	8,805
Teva Pharmaceutical Industries Ltd. ADR	220,860	8,764
* Gilead Sciences Inc.	87,900	4,301
* Celgene Corp.	36,710	4,255
		204,465
Industrials (8.3%)
Honeywell International Inc.	257,740	19,421
General Electric Co.	729,720	16,871
United Parcel Service Inc. Class B	170,410	14,638
FedEx Corp.	147,450	14,480
Eaton Corp. plc	198,700	12,170
Deere & Co.	133,840	11,508
Raytheon Co.	190,960	11,226
Boeing Co.	124,000	10,645
United Technologies Corp.	104,400	9,754
Siemens AG	86,514	9,326
Union Pacific Corp.	64,720	9,217
Schneider Electric SA	78,546	5,744
CSX Corp.	181,430	4,469
General Dynamics Corp.	39,540	2,788
		152,257
Information Technology (8.7%)
International Business Machines Corp.	132,100	28,177
Microsoft Corp.	717,290	20,522
Cisco Systems Inc.	805,980	16,853
Texas Instruments Inc.	431,830	15,321
Intel Corp.	694,090	15,166
Oracle Corp.	367,550	11,886
* EMC Corp.	411,280	9,825
Automatic Data Processing Inc.	141,060	9,172
* Yahoo! Inc.	309,720	7,288
* eBay Inc.	127,430	6,909
Apple Inc.	13,530	5,989
Accenture plc Class A	78,280	5,947
QUALCOMM Inc.	82,550	5,527
		158,582
Materials (1.9%)
Dow Chemical Co.	475,770	15,149

	Air Products & Chemicals Inc.			105,870	9,223
	CRH plc ADR			179,820	3,972
	BASF SE			31,922	2,803
	Goldcorp Inc.			79,200	2,663
*	ArcelorMittal			122,300	1,594
					35,404
Telecommunication Services (2.0%)
	Verizon Communications Inc.			642,000	31,554
	Vodafone Group plc			1,982,196	5,625
					37,179
Utilities (2.7%)
	NextEra Energy Inc.			195,250	15,167
	Dominion Resources Inc.			240,050	13,966
	Exelon Corp.			274,000	9,447
	Edison International			157,630	7,932
	Duke Energy Corp.			50,926	3,697
					50,209
Total Common Stocks (Cost $905,919)					1,226,570
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (6.6%)
U.S. Government Securities (3.9%)
	United States Treasury Note/Bond	0.250%	10/31/14	23,700	23,711
	United States Treasury Note/Bond	0.250%	11/30/14	6,300	6,303
	United States Treasury Note/Bond	0.125%	12/31/14	7,300	7,287
	United States Treasury Note/Bond	0.250%	2/28/15	1,375	1,375
	United States Treasury Note/Bond	1.500%	6/30/16	8,210	8,499
	United States Treasury Note/Bond	0.875%	1/31/17	534	541
	United States Treasury Note/Bond	0.750%	10/31/17	7,500	7,524
	United States Treasury Note/Bond	2.125%	8/15/21	485	507
	United States Treasury Note/Bond	2.000%	11/15/21	4,239	4,375
	United States Treasury Note/Bond	2.750%	11/15/42	12,515	11,625
					71,747
Conventional Mortgage-Backed Securities (2.5%)
[1,2] Freddie Mac Gold Pool		4.000%	11/1/13–9/1/41	17	19
[1,2] Freddie Mac Gold Pool		5.000%	3/1/28–8/1/41	19,727	21,262
[1,2] Freddie Mac Gold Pool		5.500%	11/1/22–4/1/42	557	625
2	Ginnie Mae I Pool	4.000%	3/15/39–4/1/43	21,398	23,348
2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	233	269
2	Ginnie Mae I Pool	8.000%	9/15/30–9/15/30	79	81
					45,604
Nonconventional Mortgage-Backed Securities (0.2%)
[1,2] Fannie Mae REMICS		3.500%	4/25/31	245	254
[1,2] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	470	515
[1,2] Freddie Mac REMICS		3.500%	3/15/31	145	150
[1,2] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	2,726	2,967
					3,886
Total U.S. Government and Agency Obligations (Cost $120,350)					121,237
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
2	Ally Auto Receivables Trust 2010-4	1.350%	12/15/15	315	317
[2,3] Ally Master Owner Trust		2.880%	4/15/15	500	500
2	Ally Master Owner Trust	2.150%	1/15/16	1,351	1,359
2	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,695	2,706

2	AmeriCredit Automobile Receivables Trust
	2011-3	1.170%	1/8/16	260	261
[2,3] Avis Budget Rental Car Funding AESOP LLC		2.090%	4/20/15	1,375	1,393
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	480	498
[2,4] Ford Credit Floorplan Master Owner Trust		2.120%	2/15/16	520	526
[2,3] Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.200%	2/15/17	890	948
2	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	772	800
2	GE Commercial Mortgage Corp. Series 2003-
	C2 Trust	5.145%	7/10/37	144	145
[2,3] Hertz Vehicle Financing LLC		2.200%	3/25/16	890	913
[2,3] HLSS Servicer Advance Receivables Backed
	Notes	1.495%	1/16/46	195	196
[2,3] HLSS Servicer Advance Receivables Backed
	Notes	2.289%	1/15/48	290	297
2	Santander Drive Auto Receivables Trust
	2011-1	2.350%	11/16/15	245	248
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $10,961)					11,107
Corporate Bonds (21.8%)
Finance (8.7%)
	Banking (6.5%)
	American Express Centurion Bank	6.000%	9/13/17	500	596
	American Express Credit Corp.	5.875%	5/2/13	1,300	1,306
	American Express Credit Corp.	2.750%	9/15/15	100	105
	American Express Credit Corp.	2.375%	3/24/17	1,920	2,010
	Bank of America Corp.	6.000%	9/1/17	1,010	1,172
	Bank of America Corp.	5.750%	12/1/17	500	577
	Bank of America Corp.	5.875%	1/5/21	3,000	3,536
	Bank of America Corp.	5.875%	2/7/42	260	308
	Bank of America NA	5.300%	3/15/17	2,000	2,238
	Bank of Montreal	2.500%	1/11/17	2,030	2,127
	Bank of New York Mellon Corp.	4.950%	3/15/15	1,345	1,454
	Bank of Nova Scotia	3.400%	1/22/15	2,100	2,204
	Barclays Bank plc	2.375%	1/13/14	2,100	2,129
	Barclays Bank plc	5.125%	1/8/20	400	462
	BB&T Corp.	4.900%	6/30/17	1,000	1,129
	Bear Stearns Cos. LLC	6.400%	10/2/17	235	281
	Bear Stearns Cos. LLC	7.250%	2/1/18	425	525
	BNY Mellon NA	4.750%	12/15/14	250	268
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	1,400	1,462
	Capital One Bank USA NA	6.500%	6/13/13	650	658
	Capital One Financial Corp.	2.150%	3/23/15	670	686
	Capital One Financial Corp.	3.150%	7/15/16	300	319
	Capital One Financial Corp.	4.750%	7/15/21	400	452
	Citigroup Inc.	4.587%	12/15/15	570	618
	Citigroup Inc.	3.953%	6/15/16	826	890
	Citigroup Inc.	4.450%	1/10/17	1,305	1,435
	Citigroup Inc.	6.125%	11/21/17	2,320	2,745
	Citigroup Inc.	6.125%	5/15/18	255	305
	Citigroup Inc.	5.375%	8/9/20	525	614
	Citigroup Inc.	4.500%	1/14/22	500	556
	Citigroup Inc.	6.625%	6/15/32	2,000	2,373
	Citigroup Inc.	6.125%	8/25/36	1,000	1,135
	Citigroup Inc.	8.125%	7/15/39	180	263
	Citigroup Inc.	5.875%	1/30/42	35	42

3 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.200%	3/11/15	1,300	1,352
3 Credit Agricole SA	3.500%	4/13/15	1,255	1,305
Credit Suisse	5.000%	5/15/13	2,250	2,262
Credit Suisse	2.200%	1/14/14	1,220	1,236
Deutsche Bank Financial LLC	5.375%	3/2/15	1,963	2,101
Goldman Sachs Group Inc.	5.350%	1/15/16	1,500	1,656
Goldman Sachs Group Inc.	5.625%	1/15/17	1,000	1,117
Goldman Sachs Group Inc.	5.950%	1/18/18	1,325	1,541
Goldman Sachs Group Inc.	5.250%	7/27/21	165	187
Goldman Sachs Group Inc.	5.750%	1/24/22	360	418
Goldman Sachs Group Inc.	3.625%	1/22/23	1,930	1,932
Goldman Sachs Group Inc.	6.450%	5/1/36	2,000	2,154
Goldman Sachs Group Inc.	6.750%	10/1/37	1,360	1,520
Goldman Sachs Group Inc.	6.250%	2/1/41	670	792
3 HSBC Bank plc	2.000%	1/19/14	180	181
3 HSBC Bank plc	3.500%	6/28/15	500	529
3 HSBC Bank plc	4.750%	1/19/21	1,700	1,947
HSBC Bank USA NA	4.625%	4/1/14	1,290	1,339
HSBC Holdings plc	4.000%	3/30/22	1,595	1,717
HSBC Holdings plc	6.500%	5/2/36	1,000	1,228
HSBC Holdings plc	6.100%	1/14/42	500	640
HSBC USA Inc.	1.625%	1/16/18	1,005	1,002
3 ING Bank NV	2.000%	10/18/13	1,000	1,006
3 ING Bank NV	3.750%	3/7/17	600	643
JPMorgan Chase & Co.	5.125%	9/15/14	580	614
JPMorgan Chase & Co.	3.700%	1/20/15	500	525
JPMorgan Chase & Co.	6.000%	1/15/18	1,500	1,784
JPMorgan Chase & Co.	6.300%	4/23/19	465	566
JPMorgan Chase & Co.	4.950%	3/25/20	1,000	1,146
JPMorgan Chase & Co.	4.350%	8/15/21	1,012	1,117
JPMorgan Chase & Co.	3.250%	9/23/22	970	968
JPMorgan Chase & Co.	5.600%	7/15/41	2,400	2,859
JPMorgan Chase & Co.	5.400%	1/6/42	750	862
Merrill Lynch & Co. Inc.	6.050%	5/16/16	2,000	2,220
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,250	1,509
Morgan Stanley	6.750%	10/15/13	1,000	1,032
Morgan Stanley	6.000%	5/13/14	373	393
Morgan Stanley	6.000%	4/28/15	1,000	1,090
Morgan Stanley	3.800%	4/29/16	255	271
Morgan Stanley	5.450%	1/9/17	1,000	1,120
Morgan Stanley	5.625%	9/23/19	200	231
Morgan Stanley	5.750%	1/25/21	1,740	2,009
Morgan Stanley	6.250%	8/9/26	3,000	3,556
National City Corp.	6.875%	5/15/19	1,000	1,241
3 Nordea Bank AB	2.125%	1/14/14	1,010	1,021
3 Nordea Bank AB	3.700%	11/13/14	570	597
Northern Trust Corp.	3.450%	11/4/20	255	276
Paribas	6.950%	7/22/13	2,000	2,033
PNC Bank NA	4.875%	9/21/17	1,500	1,719
2 PNC Financial Services Group Inc.	8.250%	5/29/49	1,300	1,307
3 Standard Chartered plc	3.850%	4/27/15	380	399
State Street Corp.	5.375%	4/30/17	2,775	3,219
3 Svenska Handelsbanken AB	4.875%	6/10/14	1,400	1,464
Svenska Handelsbanken AB	2.875%	4/4/17	1,000	1,056
UBS AG	3.875%	1/15/15	582	613
UBS AG	5.875%	7/15/16	1,500	1,685

	UBS AG	4.875%	8/4/20	300	346
	US Bancorp	2.875%	11/20/14	800	831
	US Bancorp	1.650%	5/15/17	600	612
	US Bank NA	6.300%	2/4/14	1,000	1,048
	Wachovia Bank NA	6.600%	1/15/38	2,000	2,627
	Wachovia Corp.	5.250%	8/1/14	1,160	1,227
	Wachovia Corp.	7.500%	4/15/35	1,000	1,297
	Wells Fargo & Co.	3.625%	4/15/15	925	976
	Wells Fargo & Co.	5.625%	12/11/17	820	966
	Wells Fargo & Co.	3.500%	3/8/22	840	880
	Wells Fargo & Co.	3.450%	2/13/23	930	938

	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.300%	3/15/20	305	363

	Finance Companies (0.6%)
	General Electric Capital Corp.	4.625%	1/7/21	2,500	2,812
	General Electric Capital Corp.	5.300%	2/11/21	795	911
	General Electric Capital Corp.	3.150%	9/7/22	2,176	2,157
	General Electric Capital Corp.	3.100%	1/9/23	455	449
	General Electric Capital Corp.	6.750%	3/15/32	1,000	1,270
	General Electric Capital Corp.	6.150%	8/7/37	1,545	1,865
	General Electric Capital Corp.	5.875%	1/14/38	515	597
	General Electric Capital Corp.	6.875%	1/10/39	600	792

	Insurance (1.4%)
	ACE INA Holdings Inc.	2.600%	11/23/15	600	629
	ACE INA Holdings Inc.	5.800%	3/15/18	1,295	1,571
	Aetna Inc.	1.750%	5/15/17	60	61
	Aetna Inc.	6.500%	9/15/18	335	414
	Allstate Corp.	5.000%	8/15/14	1,000	1,060
	Allstate Corp.	6.750%	5/15/18	1,000	1,247
2	Allstate Corp.	6.125%	5/15/67	1,000	1,050
	Genworth Global Funding Trusts	5.750%	5/15/13	1,000	1,005
[2,3] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	2,000	2,580
	MetLife Inc.	4.125%	8/13/42	145	137
3	Metropolitan Life Global Funding I	5.125%	6/10/14	2,000	2,103
3	Metropolitan Life Global Funding I	1.500%	1/10/18	1,480	1,481
3	New York Life Global Funding	1.650%	5/15/17	600	612
3	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,558
	Prudential Financial Inc.	4.750%	4/1/14	2,300	2,394
	Prudential Financial Inc.	3.000%	5/12/16	450	477
	UnitedHealth Group Inc.	6.000%	6/15/17	500	596
	UnitedHealth Group Inc.	6.000%	2/15/18	700	848
	UnitedHealth Group Inc.	3.875%	10/15/20	601	661
	UnitedHealth Group Inc.	2.875%	3/15/23	400	399
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,574
	WellPoint Inc.	3.125%	5/15/22	1,610	1,619
	WellPoint Inc.	3.300%	1/15/23	226	229

	Real Estate Investment Trusts (0.2%)
	Duke Realty LP	6.500%	1/15/18	225	267
	HCP Inc.	3.750%	2/1/16	210	225
	Simon Property Group LP	5.100%	6/15/15	1,000	1,092
	Simon Property Group LP	6.100%	5/1/16	1,800	2,061
3	WEA Finance LLC	7.125%	4/15/18	1,000	1,235
					160,436

Industrial (10.7%)
Basic Industry (0.3%)
Agrium Inc.	6.125%	1/15/41	210	236
EI du Pont de Nemours & Co.	2.750%	4/1/16	1,400	1,486
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,843
Rio Tinto Finance USA plc	3.500%	3/22/22	1,300	1,344

Capital Goods (0.6%)
Caterpillar Inc.	3.900%	5/27/21	1,170	1,298
Caterpillar Inc.	2.600%	6/26/22	705	711
General Dynamics Corp.	3.875%	7/15/21	355	394
General Electric Co.	4.125%	10/9/42	320	320
Honeywell International Inc.	4.250%	3/1/21	1,002	1,155
John Deere Capital Corp.	2.250%	4/17/19	1,465	1,514
John Deere Capital Corp.	1.700%	1/15/20	520	512
3 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	2,225	2,564
United Technologies Corp.	4.875%	5/1/15	220	240
United Technologies Corp.	1.800%	6/1/17	155	160
United Technologies Corp.	3.100%	6/1/22	535	560
United Technologies Corp.	7.500%	9/15/29	770	1,102
United Technologies Corp.	6.050%	6/1/36	675	869
United Technologies Corp.	4.500%	6/1/42	325	347

Communication (2.4%)
America Movil SAB de CV	3.125%	7/16/22	1,680	1,647
America Movil SAB de CV	4.375%	7/16/42	530	493
3 American Tower Trust I	1.551%	3/15/18	380	382
AT&T Inc.	5.100%	9/15/14	500	532
AT&T Inc.	1.400%	12/1/17	1,400	1,392
AT&T Inc.	5.600%	5/15/18	1,000	1,188
AT&T Inc.	6.450%	6/15/34	1,595	1,951
AT&T Inc.	6.800%	5/15/36	500	638
AT&T Inc.	6.550%	2/15/39	200	247
BellSouth Corp.	6.550%	6/15/34	2,975	3,536
BellSouth Telecommunications Inc.	7.000%	12/1/95	1,000	1,202
CBS Corp.	4.300%	2/15/21	675	734
CBS Corp.	3.375%	3/1/22	395	403
Comcast Corp.	5.700%	5/15/18	500	603
Comcast Corp.	4.250%	1/15/33	1,032	1,037
Comcast Corp.	5.650%	6/15/35	110	128
Comcast Corp.	6.500%	11/15/35	115	146
Comcast Corp.	4.650%	7/15/42	950	971
Comcast Corp.	4.500%	1/15/43	500	505
3 COX Communications Inc.	4.700%	12/15/42	145	143
3 Deutsche Telekom International Finance BV	2.250%	3/6/17	400	410
3 Deutsche Telekom International Finance BV	4.875%	3/6/42	705	701
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	210	221
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	800	849
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	500	495
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	500	574
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	100	109

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	200	213
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	700	785
Discovery Communications LLC	5.625%	8/15/19	80	95
Discovery Communications LLC	5.050%	6/1/20	420	486
Discovery Communications LLC	3.250%	4/1/23	125	127
Discovery Communications LLC	4.950%	5/15/42	105	109
Discovery Communications LLC	4.875%	4/1/43	220	224
France Telecom SA	4.125%	9/14/21	1,300	1,403
Grupo Televisa SAB	6.625%	1/15/40	630	769
3 NBCUniversal Enterprise Inc.	1.662%	4/15/18	1,420	1,426
3 NBCUniversal Enterprise Inc.	1.974%	4/15/19	2,530	2,548
NBCUniversal Media LLC	4.375%	4/1/21	600	674
News America Inc.	4.500%	2/15/21	375	424
News America Inc.	6.150%	2/15/41	800	957
3 SBA Tower Trust	2.933%	12/15/17	840	882
Telefonica Emisiones SAU	3.992%	2/16/16	910	949
Time Warner Cable Inc.	5.850%	5/1/17	1,030	1,197
Time Warner Cable Inc.	6.750%	6/15/39	750	887
Verizon Communications Inc.	5.500%	2/15/18	1,225	1,440
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,080
Verizon Communications Inc.	5.850%	9/15/35	475	543
Verizon Communications Inc.	6.900%	4/15/38	290	372
Verizon Communications Inc.	4.750%	11/1/41	290	285
Verizon Global Funding Corp.	7.750%	12/1/30	1,590	2,199
Vodafone Group plc	5.000%	12/16/13	1,000	1,032
Vodafone Group plc	2.875%	3/16/16	1,100	1,157
Vodafone Group plc	2.500%	9/26/22	1,065	1,026

Consumer Cyclical (1.9%)
Amazon.com Inc.	2.500%	11/29/22	885	856
3 American Honda Finance Corp.	1.500%	9/11/17	490	494
3 American Honda Finance Corp.	1.600%	2/16/18	810	820
AutoZone Inc.	3.700%	4/15/22	1,121	1,160
CVS Caremark Corp.	4.875%	9/15/14	800	850
CVS Caremark Corp.	5.750%	6/1/17	285	338
CVS Caremark Corp.	2.750%	12/1/22	1,200	1,184
Daimler Finance North America LLC	6.500%	11/15/13	540	560
3 Daimler Finance North America LLC	2.250%	7/31/19	1,575	1,581
Daimler Finance North America LLC	8.500%	1/18/31	1,000	1,549
eBay Inc.	1.350%	7/15/17	325	329
eBay Inc.	2.600%	7/15/22	520	517
Home Depot Inc.	3.950%	9/15/20	600	674
3 Hyundai Capital America	1.625%	10/2/15	375	377
Lowe's Cos. Inc.	6.875%	2/15/28	710	918
Lowe's Cos. Inc.	6.500%	3/15/29	1,000	1,249
McDonald's Corp.	1.875%	5/29/19	435	444
McDonald's Corp.	2.625%	1/15/22	195	199
3 Nissan Motor Acceptance Corp.	1.950%	9/12/17	1,186	1,206
3 Nissan Motor Acceptance Corp.	1.800%	3/15/18	1,100	1,103
PACCAR Financial Corp.	1.600%	3/15/17	1,002	1,021
Target Corp.	2.900%	1/15/22	1,200	1,242
Time Warner Inc.	4.875%	3/15/20	700	800
Time Warner Inc.	4.750%	3/29/21	350	397
Time Warner Inc.	6.500%	11/15/36	620	748
Toyota Motor Credit Corp.	2.800%	1/11/16	1,105	1,166

Toyota Motor Credit Corp.	1.750%	5/22/17	1,200	1,224
Toyota Motor Credit Corp.	1.250%	10/5/17	900	898
Viacom Inc.	3.250%	3/15/23	545	548
Viacom Inc.	4.875%	6/15/43	715	723
3 Volkswagen International Finance NV	1.625%	3/22/15	2,100	2,130
Wal-Mart Stores Inc.	3.250%	10/25/20	742	803
Wal-Mart Stores Inc.	4.250%	4/15/21	1,000	1,148
Wal-Mart Stores Inc.	5.625%	4/15/41	2,290	2,875
Walt Disney Co.	5.625%	9/15/16	1,000	1,161
Western Union Co.	5.930%	10/1/16	1,200	1,327

Consumer Noncyclical (3.5%)
3 AbbVie Inc.	1.750%	11/6/17	775	788
3 AbbVie Inc.	2.000%	11/6/18	995	1,008
Altria Group Inc.	4.750%	5/5/21	590	667
Altria Group Inc.	2.850%	8/9/22	500	490
Amgen Inc.	2.300%	6/15/16	635	660
Amgen Inc.	5.150%	11/15/41	900	971
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	200	241
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	2,000	2,288
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	2,080	2,041
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	125	117
AstraZeneca plc	1.950%	9/18/19	1,100	1,113
AstraZeneca plc	6.450%	9/15/37	615	804
3 BAT International Finance plc	3.250%	6/7/22	1,480	1,530
Baxter International Inc.	5.900%	9/1/16	502	584
Cardinal Health Inc.	1.700%	3/15/18	75	75
Cardinal Health Inc.	3.200%	3/15/23	315	312
3 Cargill Inc.	4.307%	5/14/21	2,092	2,310
3 Cargill Inc.	6.875%	5/1/28	645	825
3 Cargill Inc.	6.125%	4/19/34	1,270	1,520
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	55	56
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	155	157
2 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	1,046	1,052
Coca-Cola Co.	5.350%	11/15/17	1,500	1,780
Coca-Cola Co.	3.300%	9/1/21	300	325
Coca-Cola Enterprises Inc.	3.500%	9/15/20	500	528
Coca-Cola HBC Finance BV	5.125%	9/17/13	1,000	1,015
Coca-Cola HBC Finance BV	5.500%	9/17/15	700	761
Colgate-Palmolive Co.	7.600%	5/19/25	480	691
ConAgra Foods Inc.	1.900%	1/25/18	235	237
ConAgra Foods Inc.	3.200%	1/25/23	190	190
Diageo Investment Corp.	2.875%	5/11/22	525	532
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	246	260
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	195	191
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	195	193
Express Scripts Holding Co.	2.650%	2/15/17	1,072	1,123
Express Scripts Holding Co.	4.750%	11/15/21	250	284
General Mills Inc.	4.150%	2/15/43	520	521
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	445	449
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,370
GlaxoSmithKline Capital plc	1.500%	5/8/17	560	569
3 Heineken NV	1.400%	10/1/17	205	204
3 Heineken NV	2.750%	4/1/23	660	651
3 Heineken NV	4.000%	10/1/42	35	33
Hershey Co.	4.850%	8/15/15	380	417
Johnson & Johnson	2.150%	5/15/16	475	498

Johnson & Johnson	5.150%	7/15/18	500	601
Kaiser Foundation Hospitals	3.500%	4/1/22	180	189
Kaiser Foundation Hospitals	4.875%	4/1/42	340	371
Kellogg Co.	4.000%	12/15/20	1,400	1,559
Kraft Foods Group Inc.	2.250%	6/5/17	295	306
Kraft Foods Group Inc.	3.500%	6/6/22	985	1,028
Kraft Foods Group Inc.	5.000%	6/4/42	320	344
McKesson Corp.	3.250%	3/1/16	175	187
McKesson Corp.	2.700%	12/15/22	195	194
McKesson Corp.	2.850%	3/15/23	190	191
Medtronic Inc.	4.750%	9/15/15	1,000	1,099
Medtronic Inc.	1.375%	4/1/18	225	225
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	275	265
Molson Coors Brewing Co.	2.000%	5/1/17	31	32
Molson Coors Brewing Co.	3.500%	5/1/22	490	511
Molson Coors Brewing Co.	5.000%	5/1/42	370	392
Mondelez International Inc.	5.375%	2/10/20	1,000	1,186
Pepsi Bottling Group Inc.	7.000%	3/1/29	500	686
PepsiCo Inc.	3.100%	1/15/15	400	419
PepsiCo Inc.	3.125%	11/1/20	1,300	1,389
PepsiCo Inc.	2.750%	3/1/23	500	501
PepsiCo Inc.	4.000%	3/5/42	845	835
Pfizer Inc.	6.200%	3/15/19	1,400	1,758
Philip Morris International Inc.	4.500%	3/26/20	250	287
Philip Morris International Inc.	4.125%	5/17/21	1,025	1,147
Philip Morris International Inc.	2.500%	8/22/22	575	566
Philip Morris International Inc.	2.625%	3/6/23	1,000	984
2 Procter & Gamble - Esop	9.360%	1/1/21	1,402	1,854
3 Roche Holdings Inc.	6.000%	3/1/19	750	934
3 SABMiller Holdings Inc.	2.450%	1/15/17	400	417
3 SABMiller plc	6.500%	7/1/16	1,500	1,733
Sanofi	4.000%	3/29/21	1,130	1,256
St. Jude Medical Inc.	2.500%	1/15/16	666	693
St. Jude Medical Inc.	4.875%	7/15/19	100	114
3 Tesco plc	5.500%	11/15/17	1,500	1,759
Thermo Fisher Scientific Inc.	3.250%	11/20/14	235	244
Thermo Fisher Scientific Inc.	3.200%	5/1/15	265	277
Thermo Fisher Scientific Inc.	3.200%	3/1/16	260	276
Thermo Fisher Scientific Inc.	1.850%	1/15/18	530	535
Unilever Capital Corp.	4.250%	2/10/21	2,805	3,196
3 Zoetis Inc.	3.250%	2/1/23	90	92
3 Zoetis Inc.	4.700%	2/1/43	105	107

Energy (0.8%)
Apache Finance Canada Corp.	7.750%	12/15/29	400	554
BP Capital Markets plc	3.125%	10/1/15	400	422
BP Capital Markets plc	3.200%	3/11/16	900	958
BP Capital Markets plc	1.846%	5/5/17	650	667
BP Capital Markets plc	4.750%	3/10/19	795	927
BP Capital Markets plc	4.500%	10/1/20	400	458
BP Capital Markets plc	3.245%	5/6/22	650	672
ConocoPhillips	5.200%	5/15/18	1,500	1,769
EOG Resources Inc.	5.625%	6/1/19	425	517
3 Motiva Enterprises LLC	5.750%	1/15/20	125	151
Occidental Petroleum Corp.	4.100%	2/1/21	1,120	1,265
Occidental Petroleum Corp.	2.700%	2/15/23	500	500

3 Schlumberger Investment SA	2.400%	8/1/22	630	623
Shell International Finance BV	3.250%	9/22/15	740	790
Shell International Finance BV	4.375%	3/25/20	1,000	1,160
Shell International Finance BV	2.250%	1/6/23	850	827
Suncor Energy Inc.	5.950%	12/1/34	500	598
Total Capital International SA	1.550%	6/28/17	1,365	1,388
Total Capital International SA	2.700%	1/25/23	810	813

Other Industrial (0.1%)
3 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	305	325
2 Johns Hopkins University Maryland GO	4.083%	7/1/53	690	710

Technology (0.5%)
Cisco Systems Inc.	4.450%	1/15/20	1,000	1,151
Google Inc.	2.125%	5/19/16	515	538
Hewlett-Packard Co.	2.650%	6/1/16	100	102
Hewlett-Packard Co.	5.500%	3/1/18	865	972
Hewlett-Packard Co.	3.750%	12/1/20	1,000	994
Hewlett-Packard Co.	4.300%	6/1/21	1,600	1,629
International Business Machines Corp.	2.000%	1/5/16	425	441
International Business Machines Corp.	1.950%	7/22/16	430	446
International Business Machines Corp.	1.250%	2/6/17	250	252
International Business Machines Corp.	5.875%	11/29/32	2,000	2,592
Microsoft Corp.	4.000%	2/8/21	500	567
Oracle Corp.	6.125%	7/8/39	350	448

Transportation (0.6%)
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	841	954
3 ERAC USA Finance LLC	5.900%	11/15/15	500	558
3 ERAC USA Finance LLC	2.750%	3/15/17	205	214
3 ERAC USA Finance LLC	4.500%	8/16/21	325	358
3 ERAC USA Finance LLC	3.300%	10/15/22	40	40
3 ERAC USA Finance LLC	7.000%	10/15/37	1,000	1,273
2 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	1,104	1,346
FedEx Corp.	2.625%	8/1/22	130	128
FedEx Corp.	3.875%	8/1/42	120	113
Norfolk Southern Corp.	7.700%	5/15/17	1,500	1,878
Southwest Airlines Co.	5.750%	12/15/16	1,500	1,694
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	442	523
United Parcel Service Inc.	1.125%	10/1/17	105	106
United Parcel Service Inc.	2.450%	10/1/22	425	422
United Parcel Service Inc.	4.875%	11/15/40	460	529
				196,332
Utilities (2.4%)
Electric (2.0%)
Alabama Power Co.	5.550%	2/1/17	585	678
Ameren Illinois Co.	6.125%	12/15/28	1,000	1,285
Carolina Power & Light Co.	6.300%	4/1/38	365	483
Commonwealth Edison Co.	5.950%	8/15/16	770	894
Connecticut Light & Power Co.	5.650%	5/1/18	465	558
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	700	809
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	890	1,025
Dominion Resources Inc.	5.200%	8/15/19	750	897
Duke Energy Carolinas LLC	5.250%	1/15/18	275	327

Duke Energy Carolinas LLC	5.100%	4/15/18	590	700
Duke Energy Carolinas LLC	3.900%	6/15/21	1,090	1,224
3 Enel Finance International NV	6.800%	9/15/37	1,025	1,061
Florida Power & Light Co.	5.650%	2/1/35	1,000	1,235
Florida Power & Light Co.	4.950%	6/1/35	1,000	1,144
Florida Power & Light Co.	5.950%	2/1/38	785	1,014
Florida Power Corp.	6.350%	9/15/37	200	264
Georgia Power Co.	5.400%	6/1/18	1,165	1,393
Georgia Power Co.	4.300%	3/15/42	755	758
MidAmerican Energy Holdings Co.	6.125%	4/1/36	1,000	1,240
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,500	1,785
Northern States Power Co.	6.250%	6/1/36	2,000	2,679
NSTAR LLC	4.500%	11/15/19	90	104
Pacific Gas & Electric Co.	4.250%	5/15/21	300	339
PacifiCorp	6.250%	10/15/37	2,000	2,650
Peco Energy Co.	5.350%	3/1/18	565	675
Potomac Electric Power Co.	6.500%	11/15/37	750	1,029
PPL Energy Supply LLC	6.200%	5/15/16	453	517
Public Service Electric & Gas Co.	5.300%	5/1/18	1,900	2,242
San Diego Gas & Electric Co.	6.000%	6/1/26	600	790
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,000	1,289
Southern California Edison Co.	6.000%	1/15/34	1,000	1,280
Southern California Edison Co.	5.550%	1/15/37	2,250	2,762
Virginia Electric and Power Co.	2.750%	3/15/23	690	704
Wisconsin Electric Power Co.	4.500%	5/15/13	615	618
Wisconsin Electric Power Co.	5.700%	12/1/36	690	881

Natural Gas (0.3%)
AGL Capital Corp.	6.375%	7/15/16	775	903
3 DCP Midstream LLC	6.450%	11/3/36	935	1,056
National Grid plc	6.300%	8/1/16	1,000	1,162
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,341

Other Utility (0.1%)
UGI Utilities Inc.	5.753%	9/30/16	1,170	1,350

				43,145
Total Corporate Bonds (Cost $361,733)				399,913
Sovereign Bonds (U.S. Dollar-Denominated) (0.6%)
3 Abu Dhabi National Energy Co.	5.875%	10/27/16	595	674
3 CDP Financial Inc.	4.400%	11/25/19	1,000	1,149
3 Electricite de France SA	4.600%	1/27/20	1,200	1,337
3 Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	550	549
International Bank for Reconstruction &
Development	4.750%	2/15/35	2,000	2,466
Japan Finance Organization for Municipalities	4.625%	4/21/15	500	541
Oesterreichische Kontrollbank AG	4.500%	3/9/15	1,500	1,616
Province of Ontario	4.500%	2/3/15	705	758
Quebec	5.125%	11/14/16	1,000	1,155
3 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	405	430
3 Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,091
Total Sovereign Bonds (Cost $10,550)				11,766
Taxable Municipal Bonds (1.7%)
Atlanta GA Downtown Development Authority
Revenue	6.875%	2/1/21	440	547

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,000	1,362
California GO	5.700%	11/1/21	265	322
California GO	7.550%	4/1/39	435	629
California GO	7.300%	10/1/39	125	174
California GO	7.600%	11/1/40	660	964
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	215	277
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	530	614
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	225	291
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	750	996
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	696	825
Houston TX GO	6.290%	3/1/32	600	758
Illinois GO	5.100%	6/1/33	95	94
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	750	951
5 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	2,000	2,316
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	455	574
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,400	1,716
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	545	718
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,000	1,266
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	410	599
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	600	853
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	115	133
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	325	478
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	165	209
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	1,555	2,113
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	655	840
Oregon GO	5.902%	8/1/38	490	586
5 Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,371
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	50	53
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	325	423
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	265	344
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,300	1,299
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	2,000	2,303
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	305	398
University of California Regents Medical
Center Revenue	6.548%	5/15/48	80	106

University of California Regents Medical
Center Revenue	6.583%	5/15/49	625	809
University of California Revenue	5.770%	5/15/43	1,010	1,219
Total Taxable Municipal Bonds (Cost $25,379)				30,530
Temporary Cash Investment (0.7%)
Repurchase Agreement (0.7%)
Credit Suisse Securities (USA), LLC
(Dated 3/28/13, Repurchase Value
$12,500,000, collateralized by U. S.
Treasury Note/Bond 3.000%, 5/15/42)
(Cost $12,500)	0.180%	4/1/13	12,500	12,500

Total Investments (98.8%) (Cost $1,447,392)				1,813,623
Other Assets and Liabilities-Net (1.2%)				22,086
Net Assets (100%)				1,835,709

* Non-income-producing security.
1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the aggregate value of these securities was $66,827,000, representing 3.6% of net assets.
4 Adjustable-rate security.
5 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
ADR—American Depositary Receipt.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the portfolio maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

D. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

E. Repurchase Agreements: The portfolio may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the portfolio may sell or retain the collateral; however, such action may be subject to legal proceedings.

F. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,166,443	60,127	—
U.S. Government and Agency Obligations	—	121,237	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	11,107	—
Corporate Bonds	—	399,913	—
Sovereign Bonds	—	11,766	—
Taxable Municipal Bonds	—	30,530	—
Temporary Cash Investments	—	12,500	—
Total	1,166,443	647,180	—

G. At March 31, 2013, the cost of investment securities for tax purposes was $1,447,934,000. Net unrealized appreciation of investment securities for tax purposes was $365,689,000, consisting of unrealized gains of $374,690,000 on securities that had risen in value since their purchase and $9,001,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Portfolio

Schedule of Investments
As of March 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (95.6%)[1]
Argentina (0.4%)
MercadoLibre Inc.	70,500	6,808

Australia (3.2%)
Brambles Ltd.	1,627,224	14,428
Fortescue Metals Group Ltd.	3,207,018	13,277
Woodside Petroleum Ltd.	263,541	9,878
James Hardie Industries plc	762,900	8,003
Newcrest Mining Ltd.	283,814	5,942
Cochlear Ltd.	80,563	5,723
Atlas Iron Ltd.	1,806,289	2,108
Sims Metal Management Ltd.	112,396	1,181
		60,540
Brazil (3.7%)
BM&FBovespa SA	2,492,100	16,760
Itau Unibanco Holding SA ADR	723,825	12,884
Vale SA Class B ADR	619,600	10,242
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	145,066	7,729
Petroleo Brasileiro SA Prior Pfd.	759,000	6,900
Vale SA Prior Pfd.	373,000	6,172
Raia Drogasil SA	495,400	5,283
Banco do Brasil SA	318,086	4,310
		70,280
Canada (1.4%)
Suncor Energy Inc.	332,638	9,967
^ Toronto-Dominion Bank	95,533	7,954
Canadian Pacific Railway Ltd.	26,332	3,436
First Quantum Minerals Ltd.	175,941	3,346
Sherritt International Corp.	365,131	1,812
* Dominion Diamond Corp.	60,600	990
		27,505
Chile (0.3%)
Sociedad Quimica y Minera de Chile SA ADR	105,400	5,844

China (7.4%)
Tencent Holdings Ltd.	1,537,000	49,160
* Baidu Inc. ADR	438,500	38,457
CNOOC Ltd.	5,507,500	10,590
Mindray Medical International Ltd. ADR	130,000	5,192
Beijing Enterprises Holdings Ltd.	669,500	5,164
Yingde Gases	4,529,000	5,057
China Resources Enterprise Ltd.	1,558,000	4,630
Shandong Weigao Group Medical Polymer Co. Ltd.	4,872,000	4,415
Belle International Holdings Ltd.	2,629,000	4,393
* New Oriental Education & Technology Group ADR	227,400	4,093
* Youku Tudou Inc. ADR	226,911	3,805
China Overseas Land & Investment Ltd.	1,374,000	3,800
Industrial & Commercial Bank of China Ltd.	4,724,000	3,322

^,* Chaoda Modern Agriculture Holdings Ltd.	1,971,135	108
		142,186
Denmark (1.7%)
Novo Nordisk A/S Class B	102,814	16,572
Novozymes A/S	353,250	11,995
AP Moeller - Maersk A/S Class B	465	3,649
		32,216
France (8.6%)
L'Oreal SA	249,513	39,586
PPR	138,110	30,374
Sanofi	159,280	16,244
Cie Generale d'Optique Essilor International SA	119,841	13,335
Schneider Electric SA	145,058	10,608
European Aeronautic Defence and Space Co. NV	167,000	8,512
BNP Paribas SA	155,625	8,002
Publicis Groupe SA	116,000	7,786
LVMH Moet Hennessy Louis Vuitton SA	41,278	7,092
Safran SA	154,225	6,883
Total SA	123,000	5,891
Vallourec SA	112,000	5,388
* Societe Generale SA	105,000	3,457
Arkema SA	29,285	2,669
		165,827
Germany (6.7%)
Adidas AG	173,006	17,984
Porsche Automobil Holding SE Prior Pfd.	203,068	14,878
HeidelbergCement AG	167,454	12,075
Volkswagen AG	52,448	9,892
Daimler AG	170,910	9,321
GEA Group AG	246,718	8,149
MTU Aero Engines Holding AG	83,500	7,925
Infineon Technologies AG	987,108	7,810
SAP AG	95,000	7,641
Symrise AG	184,000	7,302
Software AG	153,000	5,928
Wincor Nixdorf AG	113,000	5,626
Fresenius Medical Care AG & Co. KGaA	71,171	4,812
^ Aixtron SE NA	274,000	4,004
BASF SE	40,540	3,559
^ SMA Solar Technology AG	79,219	1,896
		128,802
Hong Kong (4.3%)
AIA Group Ltd.	9,377,400	41,230
Jardine Matheson Holdings Ltd.	241,389	15,740
Hong Kong Exchanges and Clearing Ltd.	544,900	9,311
Techtronic Industries Co.	2,483,652	6,078
Swire Pacific Ltd. Class A	455,000	5,812
Hang Lung Properties Ltd.	1,212,000	4,538
^ Esprit Holdings Ltd.	694,330	839
		83,548
India (1.0%)
Housing Development Finance Corp.	467,200	7,119
* Idea Cellular Ltd.	2,835,828	5,950
Tata Motors Ltd.	666,376	3,251

HDFC Bank Ltd.	279,290	3,218
		19,538
Indonesia (0.4%)
Bank Mandiri Persero Tbk PT	4,643,000	4,795
Bank Rakyat Indonesia Persero Tbk PT	2,257,500	2,041
		6,836
Ireland (0.4%)
Kerry Group plc Class A	81,658	4,869
Kerry Group plc Class A (London Shares)	36,842	2,196
		7,065
Israel (0.8%)
* Check Point Software Technologies Ltd.	342,135	16,077

Italy (1.6%)
* UniCredit SPA	3,920,009	16,827
* Fiat SPA	2,710,171	14,477
		31,304
Japan (8.0%)
SMC Corp.	133,600	25,802
Rakuten Inc.	2,164,800	22,008
Astellas Pharma Inc.	289,200	15,545
Softbank Corp.	289,700	13,356
Sumitomo Mitsui Financial Group Inc.	261,100	10,471
Toyota Motor Corp.	158,000	8,157
FANUC Corp.	50,600	7,789
Seven & I Holdings Co. Ltd.	209,500	6,932
Sysmex Corp.	112,500	6,920
Suzuki Motor Corp.	279,000	6,257
MISUMI Group Inc.	214,000	5,897
Canon Inc.	158,000	5,707
Kyocera Corp.	55,800	5,222
Nippon Telegraph & Telephone Corp.	114,800	5,006
Sekisui Chemical Co. Ltd.	366,000	4,012
^ Gree Inc.	295,400	3,650
		152,731
Luxembourg (0.1%)
* Reinet Investments SCA	67,635	1,307

Mexico (0.5%)
Grupo Financiero Banorte SAB de CV	1,109,310	8,863

Netherlands (0.5%)
* ING Groep NV	733,368	5,277
Heineken NV	30,787	2,322
TNT Express NV	158,478	1,162
		8,761
Norway (1.7%)
Statoil ASA	624,304	15,241
Schibsted ASA	190,806	8,538
DNB ASA	548,265	8,069
		31,848

Peru (1.0%)
Credicorp Ltd.	113,553	18,855

Portugal (0.3%)
Jerónimo Martins SGPS SA	343,323	6,686

Russia (0.4%)
Sberbank of Russia ADR	363,953	4,659
Mail.ru Group Ltd. GDR	139,000	3,855
		8,514
Singapore (0.5%)
Singapore Exchange Ltd.	849,000	5,289
DBS Group Holdings Ltd.	401,766	5,200
		10,489
South Africa (0.6%)
MTN Group Ltd.	225,000	3,954
Sasol Ltd.	80,000	3,542
Impala Platinum Holdings Ltd.	225,800	3,333
		10,829
South Korea (3.5%)
Samsung Electronics Co. Ltd.	20,625	28,307
NHN Corp.	42,735	10,640
Shinhan Financial Group Co. Ltd.	198,032	7,191
Celltrion Inc.	131,702	6,380
Hyundai Mobis	19,625	5,424
Hankook Tire Co. Ltd.	117,997	5,101
Hyundai Motor Co.	21,425	4,313
		67,356
Spain (3.1%)
Inditex SA	269,869	35,963
* Banco Santander SA	2,736,553	18,539
Distribuidora Internacional de Alimentacion SA	777,758	5,398
		59,900
Sweden (6.0%)
Atlas Copco AB Class A	1,519,939	43,248
Svenska Handelsbanken AB Class A	637,777	27,278
Sandvik AB	1,134,669	17,503
Alfa Laval AB	537,369	12,405
Telefonaktiebolaget LM Ericsson Class B	657,000	8,231
Elekta AB Class B	443,669	6,730
		115,395
Switzerland (7.6%)
Syngenta AG	76,235	31,901
Roche Holding AG	102,848	23,976
Cie Financiere Richemont SA	203,849	16,049
Nestle SA	191,997	13,896
Geberit AG	55,740	13,744
ABB Ltd.	417,882	9,487
Novartis AG	130,000	9,265
Zurich Insurance Group AG	28,900	8,068
Credit Suisse Group AG	262,353	6,900
Holcim Ltd.	86,000	6,869
Swatch Group AG (Bearer)	10,465	6,101
		146,256

Taiwan (0.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.			2,462,204	8,275
Compal Electronics Inc.			2,350,909	1,667
				9,942
Thailand (0.4%)
Kasikornbank PCL			1,012,400	7,191

Turkey (1.3%)
Turkiye Garanti Bankasi AS			3,656,363	19,522
BIM Birlesik Magazalar AS			130,890	6,402
				25,924
United Kingdom (16.2%)
Rolls-Royce Holdings plc			1,767,953	30,422
BHP Billiton plc			1,024,417	29,833
Prudential plc			1,807,996	29,365
Standard Chartered plc			1,054,197	27,374
ARM Holdings plc			1,807,000	25,461
BG Group plc			1,218,592	20,970
Diageo plc			504,390	15,894
Meggitt plc			1,857,900	13,901
WPP plc			816,298	13,045
Inchcape plc			1,180,000	9,035
British American Tobacco plc			165,662	8,883
Unilever plc			209,000	8,840
HSBC Holdings plc			750,000	8,002
Shire plc			255,307	7,775
Vodafone Group plc			2,669,564	7,576
Aggreko plc			249,911	6,783
GlaxoSmithKline plc			282,000	6,604
G4S plc			1,461,000	6,492
Carnival plc			175,000	6,118
Centrica plc			1,053,199	5,896
Ultra Electronics Holdings plc			219,000	5,731
Capita plc			367,051	5,017
Burberry Group plc			210,078	4,253
AZ Electronic Materials SA			712,000	4,120
AMEC plc			179,594	2,886
				310,276
United States (1.5%)
* Amazon.com Inc.			109,200	29,101
Total Common Stocks (Cost $1,545,077)				1,834,600
	Coupon
Temporary Cash Investments (8.0%)[1]
Money Market Fund (7.5%)
[2,3] Vanguard Market Liquidity Fund	0.147%		144,174,000	144,174

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.5%)
[4,5] Fannie Mae Discount Notes	0.120%	6/24/13	500	500
[4,5] Fannie Mae Discount Notes	0.130%	9/18/13	3,000	2,998
6 Federal Home Loan Bank Discount Notes	0.120%	5/31/13	4,000	3,999

[6,7] Federal Home Loan Bank Discount Notes	0.120%	6/12/13	1,000	999
				8,496
Total Temporary Cash Investments (Cost $152,670)				152,670
Total Investments (103.6%) (Cost $1,697,747)				1,987,270
Other Assets and Liabilities-Net (-3.6%)[3]				(68,602)
Net Assets (100%)				1,918,668

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $14,728,000.
* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.5% and 5.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $15,612,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $3,498,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $39,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Vanguard International Portfolio

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	167,256	—	—
Common Stocks—Other	330,768	1,336,576	—
Temporary Cash Investments	144,174	8,496	—
Futures Contracts—Liabilities[1]	(114)	—	—
Forward Currency Contracts—Assets	—	338	—
Forward Currency Contracts—Liabilities	—	(477)	—
Total	642,084	1,344,933	—
1 Represents variation margin on the last day of the reporting period.

$263,144,000 of securities that are valued in this report based on Level 1 inputs are normally valued based on Level 2 inputs. These securities were valued based on March 29, 2013, closing prices because their local markets were open while U.S. markets were closed.

D. Futures and Forward Currency Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The portfolio also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the portfolio's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the portfolio under the contracts. The portfolio attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has posted. Any assets posted as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or posted is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Vanguard International Portfolio

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short) (Depreciation)
FTSE 100 Index	June 2013	181	17,510	(176)
Dow Jones EURO STOXX 50 Index	June 2013	522	17,128	(987)
Topix Index	June 2013	121	13,474	(151)
S&P ASX 200 Index	June 2013	57	7,371	(68)

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At March 31, 2013, the portfolio had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Morgan Stanley Capital
Services Inc.	6/18/13	JPY	2,752,008 USD	29,503	(216)
Morgan Stanley Capital
Services Inc.	6/26/13	EUR	14,583 USD	18,974	(235)
Morgan Stanley Capital
Services Inc.	6/26/13	GBP	11,938 USD	17,781	338
Morgan Stanley Capital
Services Inc.	6/25/13	AUD	7,275 USD	7,551	(17)
Morgan Stanley Capital
Services Inc.	6/18/13	USD	2,047 JPY	193,031	(8)
Morgan Stanley Capital
Services Inc.	6/26/13	USD	323 GBP	214	(1)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.

Vanguard International Portfolio

USD—U.S. dollar.

E. At March 31, 2013, the cost of investment securities for tax purposes was $1,697,845,000. Net unrealized appreciation of investment securities for tax purposes was $289,425,000, consisting of unrealized gains of $397,521,000 on securities that had risen in value since their purchase and $108,096,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Portfolio

Schedule of Investments
As of March 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (18.8%)
	Macy's Inc.	146,248	6,119
	Mattel Inc.	127,472	5,582
	Delphi Automotive plc	116,808	5,186
	Virgin Media Inc.	99,638	4,879
	Ross Stores Inc.	78,216	4,741
	Harley-Davidson Inc.	83,757	4,464
	Genuine Parts Co.	54,521	4,253
*	Discovery Communications Inc. Class A	53,680	4,227
	L Brands Inc.	90,670	4,049
*	O'Reilly Automotive Inc.	39,183	4,018
*	Dollar Tree Inc.	79,920	3,871
	Ralph Lauren Corp. Class A	22,587	3,824
*	Chipotle Mexican Grill Inc. Class A	11,498	3,747
*	Netflix Inc.	19,722	3,736
*	CarMax Inc.	84,584	3,527
*	Liberty Global Inc. Class A	47,157	3,461
	Whirlpool Corp.	29,047	3,441
	Staples Inc.	249,226	3,347
*	BorgWarner Inc.	42,873	3,316
	Wyndham Worldwide Corp.	50,663	3,267
	PVH Corp.	29,809	3,184
	Marriott International Inc. Class A	75,107	3,172
	Nordstrom Inc.	54,633	3,017
	H&R Block Inc.	100,415	2,954
	Tiffany & Co.	42,312	2,942
*	Dollar General Corp.	57,587	2,913
	DISH Network Corp. Class A	75,391	2,857
	Newell Rubbermaid Inc.	106,118	2,770
*	PulteGroup Inc.	128,723	2,605
	DR Horton Inc.	107,158	2,604
*	Liberty Global Inc.	36,979	2,538
	Darden Restaurants Inc.	47,887	2,475
	PetSmart Inc.	39,829	2,473
	Expedia Inc.	40,885	2,454
	Tractor Supply Co.	23,026	2,398
*	Charter Communications Inc. Class A	22,496	2,344
*	Lululemon Athletica Inc.	37,316	2,327
*	Mohawk Industries Inc.	20,512	2,320
	Lennar Corp. Class A	55,122	2,287
*	Discovery Communications Inc.	32,862	2,285
	Advance Auto Parts Inc.	27,337	2,259
	Best Buy Co. Inc.	99,615	2,207
*	TRW Automotive Holdings Corp.	39,822	2,190
*	LKQ Corp.	99,382	2,163
	Family Dollar Stores Inc.	36,418	2,151
	Signet Jewelers Ltd.	29,977	2,008
	Interpublic Group of Cos. Inc.	153,041	1,994
	Lear Corp.	35,345	1,939
	Sirius XM Radio Inc.	620,338	1,911

Scripps Networks Interactive Inc. Class A	29,630	1,906
Hasbro Inc.	42,970	1,888
* Ulta Salon Cosmetics & Fragrance Inc.	22,497	1,826
* Fossil Inc.	18,756	1,812
* NVR Inc.	1,663	1,796
* MGM Resorts International	136,032	1,789
Royal Caribbean Cruises Ltd.	48,558	1,613
International Game Technology	97,711	1,612
* Urban Outfitters Inc.	40,550	1,571
Williams-Sonoma Inc.	29,136	1,501
Garmin Ltd.	43,476	1,436
* AutoNation Inc.	31,371	1,373
JC Penney Co. Inc.	52,615	795
* Sears Holdings Corp.	15,774	788
Abercrombie & Fitch Co.	14,572	673
Burger King Worldwide Inc.	32,322	617
* Hyatt Hotels Corp. Class A	8,624	373
Allison Transmission Holdings Inc.	13,756	330
Lennar Corp. Class B	4,820	156
		178,651
Consumer Staples (6.5%)
ConAgra Foods Inc.	152,806	5,472
Clorox Co.	48,476	4,292
Bunge Ltd.	51,577	3,808
Beam Inc.	59,306	3,768
JM Smucker Co.	37,824	3,751
Coca-Cola Enterprises Inc.	98,076	3,621
Dr Pepper Snapple Group Inc.	75,471	3,543
Avon Products Inc.	159,941	3,316
Church & Dwight Co. Inc.	51,170	3,307
McCormick & Co. Inc.	44,548	3,276
* Constellation Brands Inc. Class A	56,293	2,682
Tyson Foods Inc. Class A	105,204	2,611
Molson Coors Brewing Co. Class B	52,208	2,554
* Green Mountain Coffee Roasters Inc.	44,077	2,502
* Monster Beverage Corp.	52,156	2,490
Hershey Co.	27,179	2,379
Safeway Inc.	88,831	2,341
Energizer Holdings Inc.	23,019	2,296
Hormel Foods Corp.	48,802	2,016
Herbalife Ltd.	36,207	1,356
* Smithfield Foods Inc.	23,078	611
		61,992
Energy (6.8%)
Cabot Oil & Gas Corp.	77,837	5,262
Range Resources Corp.	57,291	4,643
HollyFrontier Corp.	75,290	3,874
* Concho Resources Inc.	36,849	3,590
EQT Corp.	50,091	3,394
* Kinder Morgan Management LLC	36,264	3,186
CONSOL Energy Inc.	84,389	2,840
Oceaneering International Inc.	40,078	2,662
* Denbury Resources Inc.	138,023	2,574
Core Laboratories NV	17,219	2,375
* Cobalt International Energy Inc.	83,469	2,354
Cimarex Energy Co.	30,490	2,300

Helmerich & Payne Inc.	37,343	2,267
* Whiting Petroleum Corp.	43,578	2,215
* Plains Exploration & Production Co.	45,379	2,154
Peabody Energy Corp.	99,788	2,110
QEP Resources Inc.	66,080	2,104
Diamond Offshore Drilling Inc.	25,734	1,790
* Dresser-Rand Group Inc.	28,157	1,736
* Weatherford International Ltd.	141,466	1,717
Nabors Industries Ltd.	102,331	1,660
* Rowan Cos. plc Class A	45,860	1,622
Tesoro Corp.	25,411	1,488
SM Energy Co.	24,587	1,456
Energen Corp.	26,855	1,397
* Newfield Exploration Co.	49,933	1,119
* Ultra Petroleum Corp.	26,812	539
		64,428
Financials (16.7%)
Health Care REIT Inc.	96,371	6,545
AvalonBay Communities Inc.	42,336	5,363
American Capital Agency Corp.	143,845	4,715
M&T Bank Corp.	42,871	4,423
Moody's Corp.	82,433	4,395
* IntercontinentalExchange Inc.	26,938	4,393
Regions Financial Corp.	522,716	4,281
Hartford Financial Services Group Inc.	161,483	4,166
Principal Financial Group Inc.	108,532	3,693
NYSE Euronext	89,949	3,476
SLM Corp.	167,635	3,433
Prologis Inc.	85,732	3,428
KeyCorp	341,655	3,403
XL Group plc Class A	109,061	3,305
Lincoln National Corp.	100,595	3,280
Macerich Co.	50,837	3,273
Realty Income Corp.	71,711	3,252
* CIT Group Inc.	74,384	3,234
Kimco Realty Corp.	143,363	3,211
Plum Creek Timber Co. Inc.	60,124	3,138
Leucadia National Corp.	113,685	3,118
Digital Realty Trust Inc.	46,280	3,097
* Affiliated Managers Group Inc.	19,482	2,992
* CBRE Group Inc. Class A	116,185	2,934
SL Green Realty Corp.	33,829	2,913
Unum Group	99,771	2,819
Rayonier Inc.	46,107	2,751
Cincinnati Financial Corp.	57,384	2,708
Federal Realty Investment Trust	24,058	2,599
Willis Group Holdings plc	64,299	2,539
Comerica Inc.	69,521	2,499
* Arch Capital Group Ltd.	46,821	2,461
Huntington Bancshares Inc.	311,375	2,301
UDR Inc.	92,617	2,240
New York Community Bancorp Inc.	154,498	2,217
Essex Property Trust Inc.	14,040	2,114
Torchmark Corp.	34,602	2,069
Camden Property Trust	29,819	2,048
Raymond James Financial Inc.	43,936	2,025
Everest Re Group Ltd.	15,220	1,976

PartnerRe Ltd.	20,516	1,910
WR Berkley Corp.	40,306	1,788
Zions Bancorporation	68,142	1,703
Axis Capital Holdings Ltd.	40,642	1,692
First Republic Bank	43,644	1,686
People's United Financial Inc.	125,217	1,683
Alexandria Real Estate Equities Inc.	23,666	1,680
SEI Investments Co.	57,597	1,662
Reinsurance Group of America Inc. Class A	27,467	1,639
Jones Lang LaSalle Inc.	16,418	1,632
* Markel Corp.	3,217	1,620
Lazard Ltd. Class A	44,953	1,534
Hudson City Bancorp Inc.	175,526	1,517
* MSCI Inc. Class A	44,448	1,508
Legg Mason Inc.	45,366	1,458
NASDAQ OMX Group Inc.	43,055	1,391
* Alleghany Corp.	2,947	1,167
* Realogy Holdings Corp.	18,742	915
Assurant Inc.	14,564	656
LPL Financial Holdings Inc.	19,635	633
CNA Financial Corp.	10,086	330
		158,631
Health Care (10.5%)
* Cerner Corp.	57,389	5,438
* Regeneron Pharmaceuticals Inc.	28,017	4,942
* DaVita HealthCare Partners Inc.	39,081	4,635
* Vertex Pharmaceuticals Inc.	80,402	4,421
AmerisourceBergen Corp. Class A	85,315	4,389
* Actavis Inc.	47,340	4,360
* Mylan Inc.	146,558	4,241
* Life Technologies Corp.	63,140	4,081
* Catamaran Corp.	76,024	4,032
Perrigo Co.	33,021	3,921
* Boston Scientific Corp.	501,901	3,920
* Edwards Lifesciences Corp.	42,283	3,474
* Forest Laboratories Inc.	88,648	3,372
Quest Diagnostics Inc.	58,538	3,304
* Laboratory Corp. of America Holdings	34,429	3,106
* Henry Schein Inc.	32,431	3,002
* Varian Medical Systems Inc.	40,425	2,911
CR Bard Inc.	28,859	2,908
* CareFusion Corp.	82,404	2,883
* Waters Corp.	30,275	2,843
* Illumina Inc.	45,879	2,477
ResMed Inc.	53,164	2,465
* Mettler-Toledo International Inc.	11,200	2,388
Coventry Health Care Inc.	49,804	2,342
DENTSPLY International Inc.	52,867	2,243
* Hologic Inc.	99,065	2,239
Universal Health Services Inc. Class B	33,521	2,141
* Hospira Inc.	61,311	2,013
* IDEXX Laboratories Inc.	20,180	1,864
* BioMarin Pharmaceutical Inc.	23,318	1,452
Patterson Cos. Inc.	32,057	1,219
* Endo Health Solutions Inc.	20,487	630
		99,656

Industrials (12.9%)
* Delta Air Lines Inc.	315,358	5,207
Fastenal Co.	98,793	5,073
WW Grainger Inc.	21,859	4,918
Roper Industries Inc.	36,618	4,662
Kansas City Southern	40,803	4,525
ADT Corp.	81,799	4,003
Pentair Ltd.	75,873	4,002
* United Continental Holdings Inc.	123,031	3,938
AMETEK Inc.	90,064	3,905
Southwest Airlines Co.	269,669	3,635
* Verisk Analytics Inc. Class A	56,020	3,453
* Stericycle Inc.	31,891	3,386
Rockwell Collins Inc.	51,084	3,224
Flowserve Corp.	17,908	3,003
Textron Inc.	100,629	3,000
Pall Corp.	41,159	2,814
* Hertz Global Holdings Inc.	124,690	2,776
Expeditors International of Washington Inc.	76,573	2,734
TransDigm Group Inc.	17,336	2,651
Masco Corp.	129,027	2,613
* Jacobs Engineering Group Inc.	45,823	2,577
Equifax Inc.	44,635	2,571
L-3 Communications Holdings Inc.	31,713	2,566
JB Hunt Transport Services Inc.	32,606	2,428
Joy Global Inc.	39,285	2,338
Iron Mountain Inc.	63,289	2,298
Nielsen Holdings NV	62,133	2,226
* Quanta Services Inc.	77,381	2,212
* IHS Inc. Class A	20,746	2,173
Donaldson Co. Inc.	54,344	1,967
Xylem Inc.	68,867	1,898
Hubbell Inc. Class B	19,393	1,883
Robert Half International Inc.	48,945	1,837
Timken Co.	31,963	1,808
Fluor Corp.	27,174	1,802
AGCO Corp.	34,095	1,777
KBR Inc.	54,624	1,752
Cintas Corp.	38,871	1,715
* WABCO Holdings Inc.	23,255	1,642
Manpower Inc.	28,377	1,610
Avery Dennison Corp.	37,054	1,596
* Owens Corning	39,435	1,555
* Sensata Technologies Holding NV	43,039	1,415
SPX Corp.	16,623	1,313
Dun & Bradstreet Corp.	15,151	1,267
Gardner Denver Inc.	9,032	678
		122,426
Information Technology (14.6%)
* LinkedIn Corp. Class A	33,197	5,845
* SanDisk Corp.	89,464	4,921
Amphenol Corp. Class A	59,162	4,416
* Fiserv Inc.	49,425	4,341
Seagate Technology plc	113,011	4,132
Western Digital Corp.	80,258	4,035
* Equinix Inc.	18,050	3,904
Fidelity National Information Services Inc.	98,156	3,889

* Micron Technology Inc.	377,951	3,772
Xilinx Inc.	96,796	3,695
* Red Hat Inc.	71,501	3,615
* Teradata Corp.	61,498	3,598
Maxim Integrated Products Inc.	108,167	3,532
* Autodesk Inc.	83,182	3,430
Linear Technology Corp.	86,081	3,303
Avago Technologies Ltd. Class A	91,100	3,272
KLA-Tencor Corp.	61,502	3,244
Western Union Co.	210,388	3,164
* Alliance Data Systems Corp.	17,556	2,842
* Trimble Navigation Ltd.	94,478	2,831
NVIDIA Corp.	219,554	2,815
* ANSYS Inc.	34,407	2,801
Computer Sciences Corp.	56,864	2,799
* VeriSign Inc.	56,562	2,674
* F5 Networks Inc.	29,134	2,595
Microchip Technology Inc.	68,666	2,524
* Lam Research Corp.	60,157	2,494
* BMC Software Inc.	52,958	2,454
* Cree Inc.	43,209	2,364
* Akamai Technologies Inc.	62,498	2,206
* Rackspace Hosting Inc.	40,844	2,062
* Synopsys Inc.	56,286	2,020
Harris Corp.	41,792	1,937
* Nuance Communications Inc.	93,591	1,889
* Electronic Arts Inc.	105,420	1,866
Xerox Corp.	214,938	1,848
* Avnet Inc.	50,817	1,840
* Gartner Inc.	32,907	1,790
SAIC Inc.	126,234	1,710
Marvell Technology Group Ltd.	158,087	1,673
* Arrow Electronics Inc.	39,284	1,596
* Skyworks Solutions Inc.	70,980	1,564
FactSet Research Systems Inc.	15,555	1,440
FLIR Systems Inc.	53,567	1,393
* LSI Corp.	204,353	1,385
* MICROS Systems Inc.	29,479	1,342
Jabil Circuit Inc.	67,222	1,242
* VMware Inc. Class A	15,384	1,213
National Instruments Corp.	36,608	1,199
* TIBCO Software Inc.	57,373	1,160
* ServiceNow Inc.	30,091	1,089
Molex Inc.	34,316	1,005
* Informatica Corp.	20,004	690
* ON Semiconductor Corp.	82,786	685
* Workday Inc. Class A	9,616	593
* Palo Alto Networks Inc.	8,877	502
* VeriFone Systems Inc.	20,018	414
Molex Inc. Class A	16,068	388
		139,042
Materials (5.5%)
Sherwin-Williams Co.	32,526	5,493
CF Industries Holdings Inc.	23,305	4,437
Eastman Chemical Co.	56,993	3,982
Sigma-Aldrich Corp.	44,583	3,463
FMC Corp.	50,942	2,905

Ball Corp.	55,235	2,628
Celanese Corp. Class A	59,125	2,604
Airgas Inc.	25,320	2,511
Vulcan Materials Co.	48,097	2,487
MeadWestvaco Corp.	65,003	2,360
International Flavors & Fragrances Inc.	30,233	2,318
* Crown Holdings Inc.	53,054	2,208
Ashland Inc.	29,276	2,175
* WR Grace & Co.	26,641	2,065
Albemarle Corp.	32,864	2,055
Reliance Steel & Aluminum Co.	26,820	1,909
Martin Marietta Materials Inc.	17,046	1,739
Sealed Air Corp.	71,984	1,735
Huntsman Corp.	71,095	1,322
Cliffs Natural Resources Inc.	55,945	1,063
* Owens-Illinois Inc.	30,399	810
Allegheny Technologies Inc.	18,879	599
		52,868
Telecommunication Services (1.1%)
* Sprint Nextel Corp.	556,792	3,458
* SBA Communications Corp. Class A	47,030	3,387
Windstream Corp.	218,440	1,737
Frontier Communications Corp.	368,635	1,467
* MetroPCS Communications Inc.	61,311	668
		10,717
Utilities (6.2%)
Northeast Utilities	116,314	5,055
DTE Energy Co.	63,850	4,364
CenterPoint Energy Inc.	158,239	3,791
Wisconsin Energy Corp.	84,724	3,634
ONEOK Inc.	75,902	3,618
NiSource Inc.	115,100	3,377
NRG Energy Inc.	119,605	3,168
Ameren Corp.	89,750	3,143
* Calpine Corp.	143,367	2,953
AES Corp.	234,456	2,947
CMS Energy Corp.	98,354	2,748
American Water Works Co. Inc.	65,641	2,720
OGE Energy Corp.	36,634	2,564
Pinnacle West Capital Corp.	40,620	2,352
SCANA Corp.	44,108	2,257
Alliant Energy Corp.	41,158	2,065
Pepco Holdings Inc.	85,321	1,826
National Fuel Gas Co.	29,424	1,805
Integrys Energy Group Inc.	29,049	1,690
MDU Resources Group Inc.	66,241	1,655
TECO Energy Inc.	76,504	1,363
		59,095
Total Common Stocks (Cost $796,959)		947,506

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.5%)
2	Vanguard Market Liquidity Fund	0.147%		4,837,997	4,838

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
3	Fannie Mae Discount Notes	0.100%	4/3/13	100	100
4	Federal Home Loan Bank Discount Notes	0.085%	4/19/13	300	300
[3,5] Freddie Mac Discount Notes		0.100%	4/3/13	300	300
					700
Total Temporary Cash Investments (Cost $5,538)					5,538
Total Investments (100.2%) (Cost $802,497)					953,044
Other Assets and Liabilities-Net (-0.2%)					(1,612)
Net Assets (100%)					951,432

* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Vanguard Mid-Cap Index Portfolio

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	947,506	—	—
Temporary Cash Investments	4,838	700	—
Futures Contracts—Assets[1]	16	—	—
Total	952,360	700	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	June 2013	11	1,266	25
S&P 500 Index	June 2013	3	1,172	9
E-mini S&P 500 Index	June 2013	12	938	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2013, the cost of investment securities for tax purposes was $802,497,000. Net unrealized appreciation of investment securities for tax purposes was $150,547,000, consisting of unrealized gains of $191,772,000 on securities that had risen in value since their purchase and $41,225,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Portfolio

Schedule of Investments
As of March 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	U.S. Government and Agency Obligations (12.6%)
	U.S. Government Securities (12.5%)
1	United States Treasury Note/Bond	0.250%	9/30/14	13,500	13,506
	United States Treasury Note/Bond	0.250%	10/31/14	8,500	8,504
	United States Treasury Note/Bond	0.375%	11/15/14	10,500	10,525
2	United States Treasury Note/Bond	2.250%	1/31/15	6,500	6,740
	United States Treasury Note/Bond	2.375%	2/28/15	5,000	5,202
	United States Treasury Note/Bond	0.375%	3/15/15	1,250	1,253
	United States Treasury Note/Bond	0.250%	3/31/15	33,750	33,755
	United States Treasury Note/Bond	2.500%	3/31/15	3,500	3,656
	United States Treasury Note/Bond	0.250%	5/15/15	8,702	8,697
	United States Treasury Note/Bond	2.125%	5/31/15	1,300	1,352
	United States Treasury Note/Bond	0.375%	6/15/15	3,744	3,752
	United States Treasury Note/Bond	1.750%	7/31/15	4,500	4,653
	United States Treasury Note/Bond	1.250%	8/31/15	17	17
	United States Treasury Note/Bond	0.375%	3/15/16	5,000	5,004
	United States Treasury Note/Bond	0.625%	5/31/17	6,175	6,185
	United States Treasury Note/Bond	0.750%	6/30/17	6,000	6,036
	United States Treasury Note/Bond	0.750%	3/31/18	11,750	11,741
	United States Treasury Note/Bond	1.500%	8/31/18	1,000	1,034
					131,612
	Conventional Mortgage-Backed Securities (0.0%)
[3,4]	Fannie Mae Pool	6.000%	12/1/16	49	52
[3,4]	Fannie Mae Pool	6.500%	9/1/16–9/1/16	53	56
[3,4]	Freddie Mac Gold Pool	6.000%	4/1/17	43	46
					154
	Nonconventional Mortgage-Backed Securities (0.1%)
	[3,4,5]Fannie Mae Pool	2.125%	12/1/32	20	21
	[3,4,5]Fannie Mae Pool	2.250%	6/1/33	134	143
	[3,4,5]Fannie Mae Pool	2.310%	7/1/32	16	17
	[3,4,5]Fannie Mae Pool	2.335%	5/1/33	129	138
	[3,4,5]Fannie Mae Pool	2.370%	9/1/32	2	3
	[3,4,5]Fannie Mae Pool	2.609%	2/1/37	41	45
	[3,4,5]Fannie Mae Pool	2.875%	9/1/32	9	10
	[3,4,5]Fannie Mae Pool	2.885%	8/1/37	16	17
	[3,4,5]Fannie Mae Pool	2.902%	8/1/33	46	47
	[3,4,5]Fannie Mae Pool	2.910%	8/1/33	118	125
	[3,4,5]Fannie Mae Pool	2.925%	7/1/33	263	272
	[3,4,5]Fannie Mae Pool	3.019%	5/1/33	28	30
	[3,4,5]Freddie Mac Non Gold Pool	2.482%	9/1/32	18	19
	[3,4,5]Freddie Mac Non Gold Pool	2.836%	1/1/33–2/1/33	42	45
	[3,4,5]Freddie Mac Non Gold Pool	2.864%	8/1/37	63	66
	[3,4,5]Freddie Mac Non Gold Pool	2.970%	10/1/32	17	19
	[3,4,5]Freddie Mac Non Gold Pool	3.018%	9/1/32	29	30
	[3,4,5]Freddie Mac Non Gold Pool	3.086%	8/1/33	40	43
					1,090
Total U.S. Government and Agency Obligations (Cost $132,618)					132,856
Asset-Backed/Commercial Mortgage-Backed Securities (19.7%)
4	Ally Auto Receivables Trust 2010-2	2.090%	5/15/15	1,300	1,311

[4,6]	Ally Auto Receivables Trust 2010-3	2.690%	2/15/17	500	512
4	Ally Auto Receivables Trust 2011-1	2.230%	3/15/16	1,200	1,222
4	Ally Auto Receivables Trust 2011-4	1.140%	6/15/16	1,000	1,008
4	Ally Auto Receivables Trust 2012-1	1.210%	7/15/16	400	404
4	Ally Auto Receivables Trust 2012-SN1	0.700%	12/21/15	300	300
[4,6]	Ally Master Owner Trust Series 2010-2	4.250%	4/15/17	65	69
[4,6]	Ally Master Owner Trust Series 2010-2	4.590%	4/15/17	400	427
[4,6]	Ally Master Owner Trust Series 2010-3	3.470%	4/15/15	500	500
[4,6]	Ally Master Owner Trust Series 2010-3	3.870%	4/15/15	300	300
[4,5]	Ally Master Owner Trust Series 2010-4	1.273%	8/15/17	1,650	1,675
[4,5,6]Ally Master Owner Trust Series 2010-4		1.753%	8/15/17	990	1,008
[4,5,6]Ally Master Owner Trust Series 2010-4		2.153%	8/15/17	750	763
4	Ally Master Owner Trust Series 2012-3	1.210%	6/15/17	1,250	1,258
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	1,800	1,808
[4,5,6]American Express Credit Account Secured
	Note Trust 2004-2	0.873%	12/15/16	150	150
[4,5]	American Express Credit Account Secured
	Note Trust 2012-1	0.473%	1/15/20	1,000	1,002
[4,5]	American Express Credit Account Secured
	Note Trust 2012-4	0.443%	5/15/20	2,600	2,600
[4,5]	American Express Credit Account Secured
	Note Trust 2012-4	0.753%	5/15/20	700	701
[4,5]	American Express Issuance Trust II 2013-1	0.483%	2/15/19	3,000	3,001
[4,6]	Americold 2010 LLC Trust Series 2010-ART	4.954%	1/14/29	275	315
[4,6]	Americold 2010 LLC Trust Series 2010-ART	6.811%	1/14/29	230	276
4	AmeriCredit Automobile Receivables Trust
	2012-1	1.230%	9/8/16	200	202
4	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	80	80
[4,5,6]Arkle Master Issuer plc Series 2010-1		1.540%	5/17/60	620	630
[4,5,6]Arran Residential Mortgages Funding 2010-1
	plc	1.690%	5/16/47	499	506
[4,5,6]Arran Residential Mortgages Funding 2011-1
	plc	1.740%	11/19/47	1,170	1,185
6	Australia & New Zealand Banking Group Ltd.	2.400%	11/23/16	590	620
[4,5]	BA Credit Card Trust 2007-A4	0.243%	11/15/19	790	783
4	Banc of America Commercial Mortgage Trust
	2007-2	5.609%	4/10/49	580	670
4	Banc of America Funding 2006-H Trust	3.119%	9/20/46	750	566
[4,6]	Banc of America Re-Remic Trust Series 2011-
	PARK	2.959%	12/10/30	125	126
4	Bank of America Mortgage 2002-J Trust	3.790%	9/25/32	1	1
[4,5,6]Bank of America Student Loan Trust 2010-1A		1.101%	2/25/43	1,342	1,349
6	Bank of Montreal	2.625%	1/25/16	1,350	1,426
6	Bank of Montreal	1.950%	1/30/18	570	593
6	Bank of Nova Scotia	2.150%	8/3/16	1,100	1,150
6	Bank of Nova Scotia	1.950%	1/30/17	500	520
6	Bank of Nova Scotia	1.750%	3/22/17	200	206
[4,5]	Bank One Issuance Trust Series 2004-C2	1.003%	2/15/17	200	201
[4,6]	Beacon Container Finance LLC 2012-1A	3.720%	9/20/27	429	447
4	Bear Stearns ARM Trust 2006-4	2.796%	10/25/36	885	656
4	Bear Stearns ARM Trust 2007-3	3.018%	5/25/47	757	618
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.715%	6/11/40	395	463
[4,5,6]BMW Floorplan Master Owner Trust 2012-1A		0.603%	9/15/17	2,100	2,106
[4,5]	Brazos Higher Education Authority Inc. Series
	2005-3	0.484%	6/25/26	350	330

[4,5]	Brazos Higher Education Authority Inc. Series
	2010-1	1.188%	5/25/29	802	816
[4,5]	Brazos Higher Education Authority Inc. Series
	2011-1	1.088%	2/25/30	1,000	1,012
[4,6]	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	192	195
[4,6]	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	350	350
6	Canadian Imperial Bank of Commerce	2.750%	1/27/16	950	1,007
4	Capital Auto Receivables Asset Trust 2013-1	0.970%	1/22/18	450	451
4	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	150	150
4	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	130	130
[4,5]	Capital One Multi-asset Execution Trust 2003-
	C3	2.453%	7/15/16	840	846
[4,5]	Capital One Multi-asset Execution Trust 2004-
	C2	1.253%	12/15/16	72	72
[4,5]	Capital One Multi-asset Execution Trust 2005-
	A9	0.293%	8/15/18	130	130
[4,5]	Capital One Multi-asset Execution Trust 2006-
	A11	0.293%	6/17/19	500	498
[4,5]	Capital One Multi-asset Execution Trust 2007-
	A1	0.253%	11/15/19	610	606
[4,5]	Capital One Multi-asset Execution Trust 2007-
	A2	0.283%	12/16/19	6,880	6,839
[4,5]	Capital One Multi-asset Execution Trust 2007-
	A5	0.243%	7/15/20	3,690	3,652
[4,5,6]Cards II Trust 2012-4A		0.653%	9/15/17	680	681
4	CarMax Auto Owner Trust 2010-2	2.040%	10/15/15	800	812
4	CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	400	400
4	CD 2007-CD4 Commercial Mortgage Trust	5.205%	12/11/49	279	278
4	CenterPoint Energy Transition Bond Co. IV,
	LLC 2012-1	2.161%	10/15/21	700	739
[4,6]	CFCRE Commercial Mortgage Securities
	Trust Series 2011-C1	5.548%	4/15/44	36	40
[4,6]	CFCRE Commercial Mortgage Securities
	Trust Series 2011-C2	5.560%	12/15/47	275	331
[4,5]	Chase Issuance Trust 2007-C1	0.663%	4/15/19	800	791
[4,5]	Chase Issuance Trust 2012-A10	0.463%	12/16/19	3,000	3,005
[4,5]	Chase Issuance Trust 2012-A2	0.473%	5/15/19	2,300	2,306
4	Chase Issuance Trust 2012-A3	0.790%	6/15/17	2,600	2,613
4	CHL Mortgage Pass-Through Trust 2003-
	HYB3	2.945%	11/19/33	80	80
4	CHL Mortgage Pass-Through Trust 2006-
	HYB1	2.691%	3/20/36	417	299
4	CHL Mortgage Pass-Through Trust 2007-
	HYB2	2.893%	2/25/47	492	339
4	Chrysler Financial Auto Securitization Trust
	2010-A	3.520%	8/8/16	700	702
[4,6]	CIT Equipment Collateral 2012-VT1	1.100%	8/22/16	700	703
[4,5]	Citibank Credit Card Issuance Trust 2005-C2	0.674%	3/24/17	100	100
[4,5]	Citibank Credit Card Issuance Trust 2006-A7	0.340%	12/17/18	525	522
[4,5]	Citibank Credit Card Issuance Trust 2006-A8	0.344%	12/17/18	1,960	1,948
4	Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	600	719
[4,5]	Citibank Credit Card Issuance Trust 2008-A7	1.578%	5/20/20	1,500	1,582
[4,6]	Citibank Omni Master Trust 2009-A13	5.350%	8/15/18	2,035	2,165
[4,5,6]Citibank Omni Master Trust 2009-A14A		2.953%	8/15/18	2,990	3,091
[4,6]	Citibank Omni Master Trust 2009-A17	4.900%	11/15/18	3,631	3,876
[4,6]	CitiFinancial Auto Issuance Trust 2009-1	3.150%	8/15/16	147	147

4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	100	103
[4,6]	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	52	55
4	Citigroup Mortgage Loan Trust 2007-AR8	2.865%	7/25/37	395	319
[4,6]	CLI Funding LLC 2011-1A	4.500%	3/18/26	244	246
[4,6]	CLI Funding V LLC 2013-1A	2.830%	3/18/28	660	661
4	CNH Equipment Trust 2010-B	1.740%	1/17/17	2,500	2,524
4	CNH Equipment Trust 2010-C	1.750%	5/16/16	400	406
4	CNH Equipment Trust 2011-B	1.290%	9/15/17	800	811
4	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	600	684
4	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	900	1,013
4	COMM 2007-C9 Mortgage Trust	5.800%	12/10/49	33	33
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	75	78
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	100	107
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	11/15/45	130	131
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	70	71
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	70	70
6	Commonwealth Bank of Australia	2.250%	3/16/17	1,050	1,099
6	Credit Suisse AG	1.625%	3/6/15	200	204
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.804%	6/15/38	357	400
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C5	5.589%	9/15/40	107	107
[4,6]	Cronos Containers Program Ltd. 2012-2A	3.810%	9/18/27	428	443
[4,5]	Discover Card Execution Note Trust 2010-A2	0.783%	3/15/18	4,200	4,242
[4,5]	Discover Card Execution Note Trust 2012-A4	0.573%	11/15/19	2,000	2,012
4	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	2,700	2,728
[4,5]	Discover Card Execution Note Trust 2013-A1	0.503%	8/17/20	1,900	1,901
6	DNB Boligkreditt AS	1.450%	3/21/18	700	701
[4,6]	Dominos Pizza Master Issuer LLC 2012-1A	5.216%	1/25/42	690	774
4	Dryrock Issuance Trust Series 2012-2	0.640%	8/15/18	350	349
[4,6]	Enterprise Fleet Financing LLC Series 2011-2	1.430%	10/20/16	667	670
[4,6]	Enterprise Fleet Financing LLC Series 2011-2	1.900%	10/20/16	300	304
[4,6]	Enterprise Fleet Financing LLC Series 2011-3	2.100%	5/20/17	331	338
[4,6]	Enterprise Fleet Financing LLC Series 2012-2	0.720%	4/20/18	800	800
[4,6]	Enterprise Fleet Financing LLC Series 2012-2	0.930%	4/20/18	250	250
4	First Horizon Mortgage Pass-Through Trust
	2006-AR3	2.060%	11/25/36	312	257
	First Horizon Mortgage Pass-Through Trust
	2006-AR4	2.576%	1/25/37	788	616
[4,6]	Fontainebleau Miami Beach Trust 2012-FBLU	2.887%	5/5/27	130	133
4	Ford Credit Auto Lease Trust 2011-B	1.420%	1/15/15	400	404
[4,6]	Ford Credit Auto Lease Trust 2012-B	1.100%	12/15/15	250	251
4	Ford Credit Auto Lease Trust 2013-A	0.780%	4/15/16	200	200
4	Ford Credit Auto Lease Trust 2013-A	1.010%	5/15/16	450	450
4	Ford Credit Auto Lease Trust 2013-A	1.280%	6/15/16	350	350
4	Ford Credit Auto Owner Trust 2010-A	2.930%	11/15/15	150	154
4	Ford Credit Auto Owner Trust 2010-A	3.220%	3/15/16	150	154
4	Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	250	253
4	Ford Credit Auto Owner Trust 2013-A	1.150%	7/15/18	200	201
4	Ford Credit Auto Owner Trust 2013-A	1.360%	10/15/18	100	100
[4,5,6]Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	1.903%	2/15/17	2,635	2,706
[4,6]	Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.200%	2/15/17	410	437

[4,6]	Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.990%	2/15/17	530	567
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	700	725
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-4	0.940%	9/15/16	300	300
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-4	1.390%	9/15/16	700	702
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	2,700	2,755
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	200	204
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	200	204
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.370%	1/15/18	640	640
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.820%	1/15/18	240	240
[4,5]	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.203%	5/15/19	1,200	1,215
4	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	2,000	2,072
4	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	1,700	1,715
[4,5]	GE Dealer Floorplan Master Note Trust Series
	2011-1	0.803%	7/20/16	1,500	1,507
[4,5]	GE Dealer Floorplan Master Note Trust Series
	2012-1	0.773%	2/20/17	1,000	1,005
[4,5]	GE Dealer Floorplan Master Note Trust Series
	2012-2	0.953%	4/22/19	900	911
[4,5]	GE Dealer Floorplan Master Note Trust Series
	2012-4	0.643%	10/20/17	600	601
4	GMACM Mortgage Loan Trust 2005-AR6	3.642%	11/19/35	148	135
[4,6]	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	2,200	2,260
[4,5,6]Golden Credit Card Trust 2012-3A		0.653%	7/17/17	1,400	1,407
[4,5,6]Golden Credit Card Trust 2013-1A		0.452%	2/15/18	1,000	1,000
[4,5]	Granite Master Issuer plc Series 2007-1	0.343%	12/20/54	189	186
[4,5]	Granite Master Issuer plc Series 2007-2	0.283%	12/17/54	63	62
[4,6]	Great America Leasing Receivables 2011-1	2.340%	4/15/16	450	457
[4,6]	Great America Leasing Receivables 2013-1	1.160%	5/15/18	300	301
4	Greenwich Capital Commercial Funding Corp.
	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	250	273
4	GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	667	738
[4,6]	GS Mortgage Securities Trust 2010-C2	5.227%	12/10/43	100	113
[4,6]	GS Mortgage Securities Trust 2011-ALF	3.215%	2/10/21	340	342
[4,6]	GS Mortgage Securities Trust 2011-ALF	3.563%	2/10/21	125	126
[4,6]	GS Mortgage Securities Trust 2011-GC3	5.545%	3/10/44	70	80
[4,6]	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	250	262
[4,6]	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	175	173
[4,6]	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	25	29
4	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	100	106
4	Harley-Davidson Motorcycle Trust 2010-1	1.530%	9/15/15	700	704
4	Harley-Davidson Motorcycle Trust 2011-1	1.310%	3/15/17	1,200	1,213
[4,6]	Hertz Vehicle Financing LLC 2009-2A	5.290%	3/25/16	620	670
[4,6]	Hertz Vehicle Financing LLC 2010-1A	3.740%	2/25/17	1,500	1,610
[4,6]	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	1,000	1,081
[4,6]	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	2,000	2,045

[4,5,6]Holmes Master Issuer plc 2011-3A		1.854%	10/21/54	300	305
[4,6]	Hyundai Auto Lease Securitization Trust
	2012-A	1.050%	4/17/17	400	402
[4,6]	Hyundai Auto Lease Securitization Trust
	2013-A	0.660%	6/15/16	550	550
[4,6]	Hyundai Auto Lease Securitization Trust
	2013-A	0.770%	10/17/16	250	250
4	Hyundai Auto Receivables Trust 2009-A	3.150%	3/15/16	394	398
4	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	200	205
[4,6]	Icon Brands Holdings LLC 2012-1	4.229%	1/25/43	500	536
5	Illinois Student Assistance Commission Series
	2010-1	1.351%	4/25/22	828	838
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2005-LDP1	4.625%	3/15/46	38	38
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP9	5.298%	5/15/47	310	317
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP11	5.792%	6/15/49	646	650
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.827%	2/15/51	418	421
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2009-IWST	5.633%	12/5/27	350	420
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	120	134
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	75	81
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	70	78
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.527%	11/15/43	150	172
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.527%	11/15/43	170	188
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	440	494
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.315%	8/15/46	100	119
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	100	101
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	150	155
[4,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	150	153
[4,5,6]Kildare Securities Ltd. 2007-1A		0.401%	12/10/43	291	279
[4,5,6]Lanark Master Issuer plc 2012-2A		1.689%	12/22/54	740	755
4	LB-UBS Commercial Mortgage Trust 2006-C4	5.866%	6/15/38	270	307
4	LB-UBS Commercial Mortgage Trust 2007-C2	5.303%	2/15/40	74	74
4	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	1,000	1,153
[4,6]	Macquarie Equipment Funding Trust 2011-A	1.910%	4/20/17	330	333
[4,6]	Macquarie Equipment Funding Trust 2012-A	0.850%	10/22/18	330	331
[4,6]	Master Credit Card Trust 2012-2A	1.970%	4/21/17	100	101
4	MASTR Adjustable Rate Mortgages Trust
	2004-3	2.398%	4/25/34	68	66
[4,5]	MBNA Credit Card Master Note Trust 2003-
	C7	1.553%	3/15/16	230	231
[4,5]	MBNA Credit Card Master Note Trust 2004-
	A3	0.463%	8/16/21	455	452

[4,5]	MBNA Credit Card Master Note Trust 2004-
	C2	1.103%	11/15/16	1,050	1,054
[4,6]	Mercedes-Benz Master Owner Trust 2012-A	0.790%	11/15/17	1,300	1,299
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	1.968%	2/25/33	77	82
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	2.764%	7/25/33	27	27
4	Merrill Lynch Mortgage Trust 2007-C1	5.746%	6/12/50	140	140
4	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	189	189
[4,6]	MMAF Equipment Finance LLC 2009-AA	3.510%	1/15/30	453	465
[4,6]	MMAF Equipment Finance LLC 2011-AA	2.100%	7/15/17	625	641
[4,6]	MMAF Equipment Finance LLC 2011-AA	3.040%	8/15/28	700	744
[4,6]	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	370	381
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	150	156
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	100	107
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	140	142
[4,6]	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-CKSV	3.277%	10/15/30	300	300
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	2.918%	2/15/46	130	131
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	3.214%	2/15/46	60	61
4	Morgan Stanley Capital I Trust 2006-TOP21	5.090%	10/12/52	6	6
4	Morgan Stanley Capital I Trust 2007-TOP27	5.651%	6/11/42	22	22
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	60	64
[4,6]	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	230	235
4	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	2.440%	6/25/36	348	313
[4,5,6]Motor plc 12A		0.704%	2/25/20	1,035	1,036
[4,6]	Motor plc 12A	1.286%	2/25/20	305	306
6	National Australia Bank Ltd.	2.000%	6/20/17	800	829
[4,5,6]Navistar Financial Dealer Note Master Owner
	Trust Series 2013-1	0.874%	1/25/18	700	700
4	Nissan Auto Lease Trust 2012-A	1.130%	5/15/17	340	343
[4,5]	Nissan Master Owner Trust Receivables
	Series 2012-A	0.673%	5/15/17	1,570	1,577
[4,5]	Nissan Master Owner Trust Receivables
	Series 2013-A	0.503%	2/15/18	1,000	1,000
6	Norddeutsche Landesbank Girozentrale	0.875%	10/16/15	200	201
5	North Carolina State Education Assistance
	Authority 2011-1	1.201%	1/26/26	700	706
[4,5]	North Carolina State Education Assistance
	Authority 2011-2	1.101%	7/25/25	130	131
[4,6]	Rental Car Finance Corp. 2011-1A	2.510%	2/25/16	2,400	2,462
4	RFMSI Series 2006-SA2 Trust	3.801%	8/25/36	680	523
4	RFMSI Series 2006-SA3 Trust	3.899%	9/25/36	238	187
	Royal Bank of Canada	1.200%	9/19/17	1,075	1,079
4	Santander Drive Auto Receivables Trust
	2013-1	1.760%	1/15/19	120	119
4	Santander Drive Auto Receivables Trust
	2013-2	1.330%	3/15/18	150	150
4	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	600	600
[4,5,6]Silverstone Master Issuer plc 2010-1A		1.802%	1/21/55	790	813

[4,5,6]SLM Private Education Loan Trust 2013-1		1.253%	5/17/27	600	600
[4,6]	SLM Private Education Loan Trust 2013-1	2.500%	3/15/47	200	190
[4,5]	SLM Student Loan Trust 2005-5	0.401%	4/25/25	2,275	2,260
[4,5]	SLM Student Loan Trust 2005-9	0.421%	1/27/25	1,033	1,031
[4,5]	SLM Student Loan Trust 2006-4	0.401%	10/27/25	455	452
[4,5]	SLM Student Loan Trust 2006-5	0.411%	1/25/27	500	488
[4,5]	SLM Student Loan Trust 2006-6	0.411%	10/27/25	800	783
[4,5]	SLM Student Loan Trust 2007-1	0.391%	1/26/26	1,575	1,509
[4,5,6]SLM Student Loan Trust 2011-A		1.203%	10/15/24	399	402
[4,6]	SLM Student Loan Trust 2011-A	4.370%	4/17/28	300	332
[4,6]	SLM Student Loan Trust 2011-B	3.740%	2/15/29	1,400	1,523
[4,5,6]SLM Student Loan Trust 2011-C		1.603%	12/15/23	586	593
[4,6]	SLM Student Loan Trust 2011-C	4.540%	10/17/44	637	716
[4,5]	SLM Student Loan Trust 2012-6	0.484%	9/25/19	875	875
[4,5,6]SLM Student Loan Trust 2012-B		1.303%	12/15/21	287	290
[4,6]	SLM Student Loan Trust 2012-B	3.480%	10/15/30	450	482
[4,5,6]SLM Student Loan Trust 2012-E		0.953%	10/16/23	611	614
[4,5,6]SMART ABS Series 2010-1US Trust		1.703%	12/14/15	1,243	1,254
[4,5,6]SMART ABS Series 2011-1US Trust		1.053%	10/14/14	125	125
[4,6]	SMART ABS Series 2011-1US Trust	1.770%	10/14/14	301	303
[4,6]	SMART ABS Series 2011-1US Trust	2.520%	11/14/16	700	717
[4,6]	SMART ABS Series 2011-2US Trust	2.310%	4/14/17	1,150	1,181
4	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	600	601
4	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	200	200
4	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	450	448
[4,6]	Sonic Capital LLC 2011-1A	5.438%	5/20/41	362	406
[4,5]	South Carolina Student Loan Corp. Revenue
	2010-1	1.301%	7/25/25	650	659
6	SpareBank 1 Boligkreditt AS	1.750%	11/15/19	530	526
[4,6]	Textainer Marine Containers Ltd. 2011-1A	4.700%	6/15/26	330	334
6	Toronto-Dominion Bank	1.625%	9/14/16	2,350	2,416
6	Toronto-Dominion Bank	1.500%	3/13/17	1,500	1,535
[4,6]	Trinity Rail Leasing LP Series 2012-1A	2.266%	1/15/43	270	274
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	30	33
[4,6]	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	300	311
4	UBS-Barclays Commercial Mortgage Trust
	2012-C2	2.850%	12/10/45	175	175
[4,6]	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	150	151
4	Volkswagen Auto Lease Trust 2012-A	1.060%	5/22/17	350	353
4	Volkswagen Auto Loan Enhanced Trust 2012-
	1	1.150%	7/20/18	500	507
[4,5,6]Volkswagen Credit Auto Master Owner Trust
	2011-1A	0.883%	9/20/16	1,900	1,911
[4,6]	Volvo Financial Equipment LLC 2012-1A	2.380%	9/16/19	150	153
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	269	299
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	1,090	1,226
4	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C34	5.569%	5/15/46	392	396
4	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18	2.494%	1/25/33	19	19
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7	2.323%	8/25/33	35	34
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9	2.429%	9/25/33	43	42

4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	40	42
4	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	2.636%	10/25/36	669	551
6	Westpac Banking Corp.	1.375%	7/17/15	580	590
6	Westpac Banking Corp.	2.450%	11/28/16	300	316
4	WF-RBS Commercial Mortgage Trust	3.560%	3/15/48	50	52
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	170	171
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	200	211
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	200	219
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	100	102
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	150	152
4	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	70	72
4	WFRBS Commercial Mortgage Trust 2012-
	LC5	2.918%	10/15/45	100	101
4	World Financial Network Credit Card Master
	Note Trust Series 2011-A	1.610%	12/15/21	470	481
4	World Omni Automobile Lease Securitization
	Trust 2011-A	1.780%	9/15/16	660	667
[4,6]	World Omni Master Owner Trust 2013-1	0.602%	2/15/18	450	450
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $204,195)					207,417
Corporate Bonds (57.8%)
Finance (26.5%)
	Banking (20.3%)
	Abbey National Treasury Services plc	2.875%	4/25/14	510	518
6	Abbey National Treasury Services plc	3.875%	11/10/14	520	539
	Abbey National Treasury Services plc	4.000%	4/27/16	1,135	1,210
	American Express Centurion Bank	0.875%	11/13/15	360	360
	American Express Centurion Bank	6.000%	9/13/17	1,200	1,430
	American Express Co.	6.150%	8/28/17	440	527
	American Express Co.	7.000%	3/19/18	115	144
	American Express Credit Corp.	1.750%	6/12/15	315	322
	American Express Credit Corp.	2.750%	9/15/15	1,376	1,439
	American Express Credit Corp.	2.800%	9/19/16	1,575	1,669
	American Express Credit Corp.	2.375%	3/24/17	790	827
	Associated Banc-Corp	1.875%	3/12/14	1,100	1,105
	Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	500	501
6	Australia & New Zealand Banking Group Ltd.	3.250%	3/1/16	1,000	1,063
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	1,050	1,076
	Bancolombia SA	4.250%	1/12/16	180	189
	Bank of America Corp.	7.375%	5/15/14	825	883
	Bank of America Corp.	5.375%	6/15/14	300	315
	Bank of America Corp.	4.500%	4/1/15	1,360	1,442
	Bank of America Corp.	4.750%	8/1/15	290	312
	Bank of America Corp.	3.700%	9/1/15	100	106
	Bank of America Corp.	1.500%	10/9/15	635	637
	Bank of America Corp.	3.625%	3/17/16	225	239
	Bank of America Corp.	3.750%	7/12/16	150	159
	Bank of America Corp.	6.500%	8/1/16	1,250	1,437
	Bank of America Corp.	5.625%	10/14/16	490	552
	Bank of America Corp.	5.420%	3/15/17	830	922
	Bank of America Corp.	3.875%	3/22/17	1,160	1,248
	Bank of America Corp.	6.000%	9/1/17	1,440	1,671
	Bank of America Corp.	5.750%	12/1/17	540	624
	Bank of America Corp.	2.000%	1/11/18	980	975
	Bank of America NA	5.300%	3/15/17	240	269

	Bank of America NA	6.100%	6/15/17	160	184
	Bank of Montreal	2.500%	1/11/17	2,265	2,373
	Bank of Montreal	1.400%	9/11/17	1,055	1,059
	Bank of New York Mellon Corp.	4.950%	3/15/15	1,055	1,141
	Bank of New York Mellon Corp.	0.700%	10/23/15	1,090	1,092
	Bank of New York Mellon Corp.	2.300%	7/28/16	750	784
	Bank of New York Mellon Corp.	2.400%	1/17/17	710	743
	Bank of New York Mellon Corp.	1.969%	6/20/17	200	206
	Bank of Nova Scotia	2.050%	10/7/15	212	222
	Bank of Nova Scotia	0.750%	10/9/15	740	741
	Bank of Nova Scotia	2.900%	3/29/16	345	366
	Bank of Nova Scotia	2.550%	1/12/17	1,725	1,813
	Bank of Nova Scotia	1.375%	12/18/17	500	501
	Bank One Corp.	4.900%	4/30/15	385	414
	Barclays Bank plc	5.200%	7/10/14	1,640	1,729
	Barclays Bank plc	2.750%	2/23/15	1,300	1,340
	Barclays Bank plc	5.000%	9/22/16	2,425	2,729
	BB&T Corp.	2.050%	4/28/14	420	427
	BB&T Corp.	5.700%	4/30/14	711	750
	BB&T Corp.	5.200%	12/23/15	520	577
	BB&T Corp.	3.200%	3/15/16	1,086	1,154
	BB&T Corp.	3.950%	4/29/16	110	120
	BB&T Corp.	2.150%	3/22/17	1,360	1,401
	BB&T Corp.	4.900%	6/30/17	250	282
	BB&T Corp.	1.600%	8/15/17	540	545
	BB&T Corp.	1.450%	1/12/18	295	294
	BBVA US Senior SAU	4.664%	10/9/15	2,975	3,045
	Bear Stearns Cos. LLC	5.300%	10/30/15	585	646
	Bear Stearns Cos. LLC	5.550%	1/22/17	550	626
	Bear Stearns Cos. LLC	6.400%	10/2/17	530	633
	Bear Stearns Cos. LLC	7.250%	2/1/18	720	889
	BNP Paribas SA	3.250%	3/11/15	700	728
	BNP Paribas SA	3.600%	2/23/16	2,170	2,302
	BNP Paribas SA	2.375%	9/14/17	4,025	4,082
	BNY Mellon NA	4.750%	12/15/14	470	503
6	BPCE SA	2.375%	10/4/13	355	356
	Branch Banking & Trust Co.	5.625%	9/15/16	240	273
	Canadian Imperial Bank of Commerce	1.550%	1/23/18	1,000	1,008
	Capital One Financial Corp.	2.150%	3/23/15	1,275	1,304
	Capital One Financial Corp.	1.000%	11/6/15	370	368
	Capital One Financial Corp.	6.150%	9/1/16	105	121
	Capital One Financial Corp.	6.750%	9/15/17	600	725
	Capital One NA	1.500%	3/22/18	1,080	1,070
	Citigroup Inc.	6.375%	8/12/14	300	322
	Citigroup Inc.	5.000%	9/15/14	495	519
	Citigroup Inc.	5.500%	10/15/14	375	400
	Citigroup Inc.	6.010%	1/15/15	704	762
	Citigroup Inc.	4.875%	5/7/15	151	161
	Citigroup Inc.	4.700%	5/29/15	475	509
	Citigroup Inc.	4.587%	12/15/15	300	325
	Citigroup Inc.	5.300%	1/7/16	185	204
	Citigroup Inc.	1.250%	1/15/16	55	55
	Citigroup Inc.	3.953%	6/15/16	1,100	1,185
	Citigroup Inc.	5.850%	8/2/16	435	495
	Citigroup Inc.	4.450%	1/10/17	615	676
	Citigroup Inc.	6.125%	11/21/17	1,475	1,745
[4,6,7]Colonial BancGroup Inc.		7.114%	5/29/49	560	—

Comerica Bank	5.700%	6/1/14	470	495
Comerica Bank	5.750%	11/21/16	225	261
Comerica Bank	5.200%	8/22/17	60	69
Commonwealth Bank of Australia	1.950%	3/16/15	1,150	1,178
Commonwealth Bank of Australia	1.250%	9/18/15	850	860
6 Commonwealth Bank of Australia	3.250%	3/17/16	800	851
Commonwealth Bank of Australia	1.900%	9/18/17	675	692
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	300	308
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	2,975	3,192
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	700	700
Countrywide Financial Corp.	6.250%	5/15/16	630	702
Credit Suisse	2.200%	1/14/14	150	152
Credit Suisse	5.500%	5/1/14	1,700	1,789
Credit Suisse	3.500%	3/23/15	1,004	1,057
Credit Suisse USA Inc.	4.875%	1/15/15	367	394
Credit Suisse USA Inc.	5.125%	8/15/15	1,125	1,234
Credit Suisse USA Inc.	5.375%	3/2/16	825	927
Credit Suisse USA Inc.	5.850%	8/16/16	950	1,092
6 Danske Bank A/S	3.875%	4/14/16	525	557
Deutsche Bank AG	3.875%	8/18/14	206	215
Deutsche Bank AG	3.450%	3/30/15	815	857
Deutsche Bank AG	3.250%	1/11/16	2,273	2,410
Deutsche Bank AG	6.000%	9/1/17	1,700	2,023
Deutsche Bank Financial LLC	5.375%	3/2/15	175	187
Fifth Third Bank	0.900%	2/26/16	1,085	1,084
Fifth Third Bank	1.450%	2/28/18	1,085	1,086
4 Fifth Third Capital Trust IV	6.500%	4/15/67	5	5
First Horizon National Corp.	5.375%	12/15/15	1,205	1,313
Goldman Sachs Group Inc.	5.150%	1/15/14	195	202
Goldman Sachs Group Inc.	5.000%	10/1/14	425	448
Goldman Sachs Group Inc.	5.125%	1/15/15	1,195	1,277
Goldman Sachs Group Inc.	3.300%	5/3/15	875	912
Goldman Sachs Group Inc.	3.700%	8/1/15	1,260	1,330
Goldman Sachs Group Inc.	5.350%	1/15/16	609	672
Goldman Sachs Group Inc.	3.625%	2/7/16	1,385	1,471
Goldman Sachs Group Inc.	5.750%	10/1/16	1,000	1,136
Goldman Sachs Group Inc.	5.625%	1/15/17	310	346
Goldman Sachs Group Inc.	6.250%	9/1/17	1,370	1,603
Goldman Sachs Group Inc.	5.950%	1/18/18	485	564
Goldman Sachs Group Inc.	2.375%	1/22/18	1,655	1,675
Goldman Sachs Group Inc.	6.150%	4/1/18	680	801
HSBC Bank USA NA	4.625%	4/1/14	670	695
HSBC Bank USA NA	6.000%	8/9/17	290	338
HSBC USA Inc.	2.375%	2/13/15	2,210	2,273
HSBC USA Inc.	1.625%	1/16/18	1,945	1,939
HSBC USA Inc.	5.000%	9/27/20	185	205
6 ING Bank NV	3.750%	3/7/17	750	803
Intesa Sanpaolo SPA	3.125%	1/15/16	1,800	1,759
Intesa Sanpaolo SPA	3.875%	1/16/18	1,940	1,877
JPMorgan Chase & Co.	4.875%	3/15/14	800	831
JPMorgan Chase & Co.	5.125%	9/15/14	662	701
JPMorgan Chase & Co.	3.700%	1/20/15	148	155
JPMorgan Chase & Co.	4.750%	3/1/15	440	472
JPMorgan Chase & Co.	1.875%	3/20/15	875	893

JPMorgan Chase & Co.	3.400%	6/24/15	685	721
5 JPMorgan Chase & Co.	1.494%	9/1/15	190	189
JPMorgan Chase & Co.	5.150%	10/1/15	150	164
JPMorgan Chase & Co.	1.100%	10/15/15	675	676
JPMorgan Chase & Co.	2.600%	1/15/16	463	480
JPMorgan Chase & Co.	1.125%	2/26/16	725	724
JPMorgan Chase & Co.	3.450%	3/1/16	1,230	1,307
JPMorgan Chase & Co.	3.150%	7/5/16	1,830	1,941
JPMorgan Chase & Co.	2.000%	8/15/17	600	612
JPMorgan Chase & Co.	6.000%	1/15/18	1,305	1,552
JPMorgan Chase Bank NA	5.875%	6/13/16	250	283
JPMorgan Chase Bank NA	6.000%	7/5/17	215	250
JPMorgan Chase Bank NA	6.000%	10/1/17	245	288
KeyBank NA	1.650%	2/1/18	1,050	1,057
Lloyds TSB Bank plc	4.875%	1/21/16	2,461	2,689
Lloyds TSB Bank plc	4.200%	3/28/17	1,550	1,709
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	728
Manufacturers & Traders Trust Co.	1.450%	3/7/18	605	606
4 Manufacturers & Traders Trust Co.	5.629%	12/1/21	245	250
Mellon Funding Corp.	5.000%	12/1/14	165	176
Merrill Lynch & Co. Inc.	5.450%	7/15/14	715	754
Merrill Lynch & Co. Inc.	5.000%	1/15/15	410	436
Merrill Lynch & Co. Inc.	6.050%	5/16/16	760	844
Merrill Lynch & Co. Inc.	5.700%	5/2/17	117	130
Merrill Lynch & Co. Inc.	6.400%	8/28/17	736	864
Merrill Lynch & Co. Inc.	6.875%	4/25/18	845	1,020
Morgan Stanley	2.875%	1/24/14	335	340
Morgan Stanley	4.750%	4/1/14	1,169	1,206
Morgan Stanley	6.000%	5/13/14	349	368
Morgan Stanley	4.200%	11/20/14	565	591
Morgan Stanley	4.100%	1/26/15	900	938
Morgan Stanley	6.000%	4/28/15	665	725
Morgan Stanley	4.000%	7/24/15	550	580
Morgan Stanley	5.375%	10/15/15	670	732
Morgan Stanley	3.450%	11/2/15	250	261
Morgan Stanley	1.750%	2/25/16	730	735
Morgan Stanley	3.800%	4/29/16	1,510	1,602
Morgan Stanley	5.750%	10/18/16	505	569
Morgan Stanley	5.450%	1/9/17	1,375	1,540
Morgan Stanley	4.750%	3/22/17	515	569
Morgan Stanley	5.550%	4/27/17	855	963
Morgan Stanley	6.250%	8/28/17	560	653
Morgan Stanley	5.950%	12/28/17	395	458
National Australia Bank Ltd.	2.000%	3/9/15	300	308
National Australia Bank Ltd.	1.600%	8/7/15	250	254
National Australia Bank Ltd.	2.750%	3/9/17	530	559
6 National Australia Bank Ltd.	1.250%	3/8/18	560	560
National Bank of Canada	1.500%	6/26/15	100	102
National Bank of Canada	1.450%	11/7/17	900	897
National City Bank	5.250%	12/15/16	250	284
National City Bank	5.800%	6/7/17	375	439
National City Corp.	4.900%	1/15/15	600	643
PNC Bank NA	0.800%	1/28/16	655	657
PNC Bank NA	5.250%	1/15/17	240	273
PNC Bank NA	4.875%	9/21/17	365	418
PNC Funding Corp.	5.400%	6/10/14	200	211
PNC Funding Corp.	3.625%	2/8/15	800	842

PNC Funding Corp.	4.250%	9/21/15	615	668
PNC Funding Corp.	2.700%	9/19/16	1,230	1,296
Regions Bank	7.500%	5/15/18	500	612
Regions Financial Corp.	5.750%	6/15/15	435	470
Royal Bank of Canada	1.150%	3/13/15	500	511
Royal Bank of Canada	2.625%	12/15/15	120	126
Royal Bank of Canada	2.875%	4/19/16	1,700	1,805
Royal Bank of Canada	2.300%	7/20/16	1,000	1,044
Royal Bank of Scotland Group plc	2.550%	9/18/15	2,250	2,312
Royal Bank of Scotland NV	4.650%	6/4/18	400	413
Royal Bank of Scotland plc	4.875%	3/16/15	620	665
Royal Bank of Scotland plc	3.950%	9/21/15	501	535
Royal Bank of Scotland plc	4.375%	3/16/16	2,394	2,605
Santander Holdings USA Inc.	3.000%	9/24/15	360	368
Santander Holdings USA Inc.	4.625%	4/19/16	200	214
6 Societe Generale SA	3.100%	9/14/15	100	104
6 Societe Generale SA	3.500%	1/15/16	320	337
Societe Generale SA	2.750%	10/12/17	1,360	1,396
SouthTrust Corp.	5.800%	6/15/14	680	718
State Street Bank & Trust Co.	5.300%	1/15/16	190	212
State Street Corp.	5.375%	4/30/17	480	557
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	1,180	1,203
5 SunTrust Bank	0.608%	4/1/15	145	144
SunTrust Banks Inc.	3.600%	4/15/16	805	862
Svenska Handelsbanken AB	3.125%	7/12/16	601	638
Svenska Handelsbanken AB	2.875%	4/4/17	650	686
Svenska Handelsbanken AB	1.625%	3/21/18	465	464
Toronto-Dominion Bank	2.500%	7/14/16	639	670
UBS AG	3.875%	1/15/15	634	667
UBS AG	5.875%	12/20/17	1,905	2,261
UBS AG	5.750%	4/25/18	1,462	1,732
Union Bank NA	5.950%	5/11/16	1,190	1,351
Union Bank NA	3.000%	6/6/16	930	986
Union Bank NA	2.125%	6/16/17	475	489
US Bancorp	4.200%	5/15/14	129	134
US Bancorp	2.450%	7/27/15	350	365
US Bancorp	2.200%	11/15/16	795	828
US Bancorp	1.650%	5/15/17	1,080	1,102
5 US Bank NA	0.585%	10/14/14	180	180
US Bank NA	4.950%	10/30/14	500	533
4 US Bank NA	3.778%	4/29/20	720	761
Wachovia Bank NA	4.800%	11/1/14	150	160
Wachovia Bank NA	4.875%	2/1/15	134	144
Wachovia Bank NA	5.000%	8/15/15	250	273
Wachovia Bank NA	5.600%	3/15/16	405	457
Wachovia Bank NA	6.000%	11/15/17	1,190	1,424
Wachovia Corp.	4.875%	2/15/14	369	382
Wachovia Corp.	5.250%	8/1/14	1,048	1,109
Wachovia Corp.	5.625%	10/15/16	920	1,049
Wachovia Corp.	5.750%	2/1/18	1,005	1,195
7 Washington Mutual Bank / Debt not acquired
by JPMorgan	6.875%	6/15/11	517	1
Wells Fargo & Co.	4.625%	4/15/14	321	334
Wells Fargo & Co.	3.676%	6/15/16	1,230	1,329
Wells Fargo Bank NA	4.750%	2/9/15	285	305
Westpac Banking Corp.	1.850%	12/9/13	610	616
Westpac Banking Corp.	4.200%	2/27/15	1,225	1,307

Westpac Banking Corp.	3.000%	8/4/15	775	814
Westpac Banking Corp.	1.125%	9/25/15	650	654
Westpac Banking Corp.	3.000%	12/9/15	850	899
Westpac Banking Corp.	0.950%	1/12/16	500	502
Westpac Banking Corp.	2.000%	8/14/17	1,575	1,622
Westpac Banking Corp.	1.600%	1/12/18	1,560	1,574

Brokerage (0.2%)
Ameriprise Financial Inc.	5.650%	11/15/15	185	208
Charles Schwab Corp.	0.850%	12/4/15	350	351
Charles Schwab Corp.	3.225%	9/1/22	250	258
Franklin Resources Inc.	1.375%	9/15/17	350	352
Franklin Resources Inc.	2.800%	9/15/22	125	126
Jefferies Group LLC	5.875%	6/8/14	50	53
Jefferies Group LLC	3.875%	11/9/15	300	314
Jefferies Group LLC	5.125%	4/13/18	120	131
7 Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	210	—

Finance Companies (1.9%)
General Electric Capital Corp.	4.750%	9/15/14	242	256
General Electric Capital Corp.	3.750%	11/14/14	850	892
General Electric Capital Corp.	2.150%	1/9/15	90	92
General Electric Capital Corp.	3.500%	6/29/15	480	508
General Electric Capital Corp.	1.625%	7/2/15	605	615
General Electric Capital Corp.	4.375%	9/21/15	260	282
General Electric Capital Corp.	2.250%	11/9/15	485	502
General Electric Capital Corp.	1.000%	12/11/15	170	171
General Electric Capital Corp.	1.000%	1/8/16	360	360
General Electric Capital Corp.	5.000%	1/8/16	595	659
General Electric Capital Corp.	2.950%	5/9/16	600	634
General Electric Capital Corp.	3.350%	10/17/16	1,445	1,553
General Electric Capital Corp.	2.900%	1/9/17	965	1,020
General Electric Capital Corp.	5.400%	2/15/17	480	552
General Electric Capital Corp.	2.300%	4/27/17	1,390	1,439
General Electric Capital Corp.	5.625%	9/15/17	265	311
General Electric Capital Corp.	1.600%	11/20/17	710	712
General Electric Capital Corp.	1.625%	4/2/18	360	358
General Electric Capital Corp.	5.625%	5/1/18	900	1,066
4 General Electric Capital Corp.	6.375%	11/15/67	375	397
HSBC Finance Corp.	5.250%	4/15/15	475	513
HSBC Finance Corp.	5.000%	6/30/15	1,104	1,194
HSBC Finance Corp.	5.500%	1/19/16	1,507	1,679
5 HSBC Finance Corp.	0.717%	6/1/16	425	419
SLM Corp.	3.875%	9/10/15	1,580	1,645
SLM Corp.	6.250%	1/25/16	1,595	1,741
SLM Corp.	6.000%	1/25/17	625	680
SLM Corp.	4.625%	9/25/17	480	499

Insurance (2.6%)
ACE INA Holdings Inc.	5.700%	2/15/17	580	678
Aetna Inc.	1.750%	5/15/17	125	127
Aetna Inc.	6.500%	9/15/18	300	371
Aflac Inc.	2.650%	2/15/17	250	263
Alleghany Corp.	5.625%	9/15/20	110	127
Allied World Assurance Co. Ltd.	7.500%	8/1/16	530	625
American International Group Inc.	2.375%	8/24/15	250	257
American International Group Inc.	5.050%	10/1/15	285	312

American International Group Inc.	4.875%	9/15/16	838	933
American International Group Inc.	5.600%	10/18/16	300	340
American International Group Inc.	3.800%	3/22/17	555	601
American International Group Inc.	5.450%	5/18/17	365	418
American International Group Inc.	5.850%	1/16/18	1,270	1,488
American International Group Inc.	6.400%	12/15/20	250	310
Assurant Inc.	2.500%	3/15/18	700	700
Axis Capital Holdings Ltd.	5.750%	12/1/14	1,295	1,380
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	615	627
Berkshire Hathaway Inc.	3.200%	2/11/15	215	226
Berkshire Hathaway Inc.	2.200%	8/15/16	125	131
Berkshire Hathaway Inc.	1.900%	1/31/17	691	715
Berkshire Hathaway Inc.	1.550%	2/9/18	500	507
Cigna Corp.	2.750%	11/15/16	175	186
CNA Financial Corp.	5.850%	12/15/14	270	291
CNA Financial Corp.	6.500%	8/15/16	505	581
CNA Financial Corp.	7.350%	11/15/19	100	127
Coventry Health Care Inc.	6.125%	1/15/15	650	702
Genworth Financial Inc.	5.750%	6/15/14	181	190
Genworth Financial Inc.	6.515%	5/22/18	50	57
Genworth Financial Inc.	7.700%	6/15/20	20	24
Hartford Financial Services Group Inc.	4.000%	3/30/15	200	212
Hartford Financial Services Group Inc.	4.000%	10/15/17	68	76
6 ING US Inc.	2.900%	2/15/18	925	936
Jefferson-Pilot Corp.	4.750%	1/30/14	220	227
Manulife Financial Corp.	3.400%	9/17/15	380	402
6 MassMutual Global Funding II	3.125%	4/14/16	375	399
6 MassMutual Global Funding II	2.500%	10/17/22	225	219
MetLife Inc.	2.375%	2/6/14	875	889
MetLife Inc.	6.750%	6/1/16	990	1,165
MetLife Inc.	1.756%	12/15/17	400	405
6 Metropolitan Life Global Funding I	2.000%	1/10/14	1,000	1,011
6 Metropolitan Life Global Funding I	1.500%	1/10/18	650	650
PartnerRe Finance A LLC	6.875%	6/1/18	275	334
Principal Financial Group Inc.	1.850%	11/15/17	400	404
6 Principal Life Global Funding I	5.050%	3/15/15	250	270
6 Principal Life Global Funding II	1.000%	12/11/15	500	501
4 Progressive Corp.	6.700%	6/15/67	145	160
Prudential Financial Inc.	5.100%	9/20/14	250	266
Prudential Financial Inc.	6.200%	1/15/15	310	338
Prudential Financial Inc.	4.750%	9/17/15	800	872
Prudential Financial Inc.	3.000%	5/12/16	275	291
Reinsurance Group of America Inc.	5.625%	3/15/17	275	313
Transatlantic Holdings Inc.	5.750%	12/14/15	1,050	1,157
Travelers Cos. Inc.	6.250%	6/20/16	245	286
Travelers Cos. Inc.	5.750%	12/15/17	256	309
UnitedHealth Group Inc.	1.400%	10/15/17	635	639
WellPoint Inc.	5.250%	1/15/16	155	173
WellPoint Inc.	5.875%	6/15/17	260	307
XL Group plc	5.250%	9/15/14	1,199	1,266

Other Finance (0.2%)
6 LeasePlan Corp. NV	3.000%	10/23/17	250	255
NYSE Euronext	2.000%	10/5/17	980	1,006
ORIX Corp.	3.750%	3/9/17	500	524

Real Estate Investment Trusts (1.3%)
Brandywine Operating Partnership LP	5.400%	11/1/14	150	159
Brandywine Operating Partnership LP	5.700%	5/1/17	225	255
Brandywine Operating Partnership LP	4.950%	4/15/18	250	277
DDR Corp.	4.750%	4/15/18	490	544
Digital Realty Trust LP	4.500%	7/15/15	1,368	1,448
Duke Realty LP	7.375%	2/15/15	125	138
Duke Realty LP	5.950%	2/15/17	237	271
Duke Realty LP	6.500%	1/15/18	80	95
ERP Operating LP	6.584%	4/13/15	199	221
ERP Operating LP	5.125%	3/15/16	420	467
ERP Operating LP	5.375%	8/1/16	360	409
HCP Inc.	3.750%	2/1/16	570	610
HCP Inc.	6.000%	1/30/17	250	289
HCP Inc.	5.625%	5/1/17	30	35
HCP Inc.	6.700%	1/30/18	500	609
Health Care REIT Inc.	3.625%	3/15/16	107	114
Health Care REIT Inc.	4.700%	9/15/17	245	273
Health Care REIT Inc.	2.250%	3/15/18	475	479
Health Care REIT Inc.	4.125%	4/1/19	392	426
Hospitality Properties Trust	7.875%	8/15/14	300	317
Hospitality Properties Trust	6.300%	6/15/16	125	138
Kilroy Realty LP	4.800%	7/15/18	185	206
Kimco Realty Corp.	5.783%	3/15/16	380	427
ProLogis LP	6.250%	3/15/17	355	411
ProLogis LP	4.500%	8/15/17	200	220
ProLogis LP	6.625%	5/15/18	245	296
Realty Income Corp.	2.000%	1/31/18	380	383
Regency Centers LP	5.875%	6/15/17	325	374
Senior Housing Properties Trust	4.300%	1/15/16	300	312
Simon Property Group LP	5.100%	6/15/15	185	202
Simon Property Group LP	6.100%	5/1/16	165	189
Simon Property Group LP	5.250%	12/1/16	140	160
Simon Property Group LP	2.800%	1/30/17	792	839
Simon Property Group LP	5.875%	3/1/17	125	145
Simon Property Group LP	2.150%	9/15/17	650	672
Simon Property Group LP	6.125%	5/30/18	650	796
Tanger Properties LP	6.150%	11/15/15	490	554
				279,561
Industrial (27.6%)
Basic Industry (2.3%)
Air Products & Chemicals Inc.	2.000%	8/2/16	240	249
Air Products & Chemicals Inc.	1.200%	10/15/17	240	241
Barrick Gold Corp.	1.750%	5/30/14	355	361
Barrick Gold Corp.	2.900%	5/30/16	1,115	1,174
6 Barrick International Barbados Corp.	5.750%	10/15/16	300	341
Barrick North America Finance LLC	6.800%	9/15/18	480	591
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	175	175
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	1,100	1,156
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	1,225	1,239
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	716	739
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	1,240	1,265
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	220	256
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	338	429
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	120	121
CF Industries Inc.	6.875%	5/1/18	739	884
Eastman Chemical Co.	2.400%	6/1/17	1,138	1,182

Ecolab Inc.	2.375%	12/8/14	385	395
Ecolab Inc.	3.000%	12/8/16	583	620
Ecolab Inc.	1.450%	12/8/17	340	339
EI du Pont de Nemours & Co.	5.875%	1/15/14	8	8
EI du Pont de Nemours & Co.	1.950%	1/15/16	860	890
EI du Pont de Nemours & Co.	2.750%	4/1/16	101	107
EI du Pont de Nemours & Co.	5.250%	12/15/16	413	478
EI du Pont de Nemours & Co.	6.000%	7/15/18	828	1,021
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	255	257
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	180	182
6 Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	375	377
6 Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	380	381
Goldcorp Inc.	2.125%	3/15/18	360	362
International Paper Co.	5.300%	4/1/15	250	270
International Paper Co.	7.950%	6/15/18	175	225
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	2,390	2,598
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	270	277
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	455	475
Rio Tinto Finance USA plc	2.000%	3/22/17	590	605
Rio Tinto Finance USA plc	1.625%	8/21/17	1,030	1,037
Teck Resources Ltd.	3.850%	8/15/17	205	220
Teck Resources Ltd.	2.500%	2/1/18	120	119
Vale Overseas Ltd.	6.250%	1/11/16	390	435
Vale Overseas Ltd.	6.250%	1/23/17	894	1,021
6 Xstrata Finance Canada Ltd.	1.800%	10/23/15	720	728
6 Xstrata Finance Canada Ltd.	3.600%	1/15/17	400	422

Capital Goods (2.8%)
3M Co.	1.000%	6/26/17	380	381
6 ABB Treasury Center USA Inc.	2.500%	6/15/16	350	366
Boeing Capital Corp.	2.125%	8/15/16	520	541
Boeing Co.	3.500%	2/15/15	790	833
Case New Holland Inc.	7.750%	9/1/13	1,020	1,043
Caterpillar Financial Services Corp.	6.125%	2/17/14	940	987
Caterpillar Financial Services Corp.	1.650%	4/1/14	625	633
Caterpillar Financial Services Corp.	4.750%	2/17/15	130	140
Caterpillar Financial Services Corp.	1.100%	5/29/15	240	243
Caterpillar Financial Services Corp.	2.750%	6/24/15	250	262
Caterpillar Financial Services Corp.	2.650%	4/1/16	230	242
Caterpillar Financial Services Corp.	2.050%	8/1/16	580	602
Caterpillar Financial Services Corp.	1.625%	6/1/17	115	117
Caterpillar Financial Services Corp.	1.250%	11/6/17	275	276
Caterpillar Inc.	1.500%	6/26/17	250	254
CRH America Inc.	5.300%	10/15/13	475	486
CRH America Inc.	4.125%	1/15/16	950	1,001
Danaher Corp.	1.300%	6/23/14	325	329
Danaher Corp.	2.300%	6/23/16	582	610
Embraer Overseas Ltd.	6.375%	1/24/17	50	57
Emerson Electric Co.	5.625%	11/15/13	200	207
Emerson Electric Co.	4.125%	4/15/15	230	246
General Dynamics Corp.	1.375%	1/15/15	480	488
General Dynamics Corp.	1.000%	11/15/17	1,525	1,512
General Electric Co.	0.850%	10/9/15	370	371
General Electric Co.	5.250%	12/6/17	2,210	2,592
Harsco Corp.	2.700%	10/15/15	312	315
Honeywell International Inc.	5.300%	3/1/18	38	45
Honeywell International Inc.	5.000%	2/15/19	290	346

Illinois Tool Works Inc.	5.150%	4/1/14	565	589
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	455	464
John Deere Capital Corp.	1.250%	12/2/14	1,075	1,090
John Deere Capital Corp.	2.950%	3/9/15	550	575
John Deere Capital Corp.	0.875%	4/17/15	125	126
John Deere Capital Corp.	0.950%	6/29/15	425	429
John Deere Capital Corp.	0.700%	9/4/15	150	150
John Deere Capital Corp.	0.750%	1/22/16	250	251
John Deere Capital Corp.	2.250%	6/7/16	650	678
John Deere Capital Corp.	1.850%	9/15/16	900	929
John Deere Capital Corp.	2.000%	1/13/17	320	332
John Deere Capital Corp.	1.400%	3/15/17	510	517
John Deere Capital Corp.	2.800%	9/18/17	160	171
John Deere Capital Corp.	1.200%	10/10/17	360	361
John Deere Capital Corp.	1.300%	3/12/18	475	476
L-3 Communications Corp.	3.950%	11/15/16	860	928
Lockheed Martin Corp.	2.125%	9/15/16	375	388
Mohawk Industries Inc.	6.375%	1/15/16	175	197
Precision Castparts Corp.	0.700%	12/20/15	460	461
Precision Castparts Corp.	1.250%	1/15/18	1,540	1,542
Roper Industries Inc.	1.850%	11/15/17	240	242
United Technologies Corp.	4.875%	5/1/15	100	109
United Technologies Corp.	1.200%	6/1/15	350	355
United Technologies Corp.	1.800%	6/1/17	1,640	1,693
United Technologies Corp.	5.375%	12/15/17	291	346
Waste Management Inc.	6.375%	3/11/15	250	276
Waste Management Inc.	2.600%	9/1/16	230	241

Communication (5.0%)
America Movil SAB de CV	5.500%	3/1/14	820	854
America Movil SAB de CV	5.750%	1/15/15	635	686
America Movil SAB de CV	3.625%	3/30/15	1,050	1,106
America Movil SAB de CV	2.375%	9/8/16	1,890	1,950
America Movil SAB de CV	5.625%	11/15/17	270	315
American Tower Corp.	4.625%	4/1/15	375	400
American Tower Corp.	4.500%	1/15/18	125	138
AT&T Inc.	5.100%	9/15/14	1,275	1,356
AT&T Inc.	0.875%	2/13/15	750	752
AT&T Inc.	2.500%	8/15/15	1,185	1,231
AT&T Inc.	0.900%	2/12/16	300	300
AT&T Inc.	2.950%	5/15/16	550	581
AT&T Inc.	5.625%	6/15/16	670	765
AT&T Inc.	2.400%	8/15/16	1,635	1,703
AT&T Inc.	1.600%	2/15/17	820	831
AT&T Inc.	1.700%	6/1/17	1,940	1,963
AT&T Inc.	1.400%	12/1/17	600	596
AT&T Inc.	5.500%	2/1/18	1,579	1,854
BellSouth Corp.	5.200%	9/15/14	875	941
6 British Sky Broadcasting Group plc	6.100%	2/15/18	130	155
6 British Sky Broadcasting Group plc	9.500%	11/15/18	320	438
6 BSKYB Finance UK plc	5.625%	10/15/15	125	139
CBS Corp.	1.950%	7/1/17	420	428
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	550	571
Comcast Cable Communications LLC	8.875%	5/1/17	250	323
Comcast Corp.	6.500%	1/15/15	515	568
Comcast Corp.	5.850%	11/15/15	425	480

Comcast Corp.	5.900%	3/15/16	725	830
Comcast Corp.	6.500%	1/15/17	875	1,047
Comcast Corp.	6.300%	11/15/17	685	835
Comcast Corp.	5.875%	2/15/18	600	724
Comcast Corp.	5.700%	5/15/18	125	151
COX Communications Inc.	5.450%	12/15/14	126	136
Deutsche Telekom International Finance BV	5.875%	8/20/13	410	418
Deutsche Telekom International Finance BV	4.875%	7/8/14	100	106
6 Deutsche Telekom International Finance BV	3.125%	4/11/16	1,260	1,324
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	220	232
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	1,220	1,277
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	450	473
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	515	547
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	520	534
Discovery Communications LLC	3.700%	6/1/15	1,065	1,129
Embarq Corp.	7.082%	6/1/16	250	288
France Telecom SA	2.125%	9/16/15	300	308
France Telecom SA	2.750%	9/14/16	290	303
Interpublic Group of Cos. Inc.	6.250%	11/15/14	350	375
NBCUniversal Media LLC	3.650%	4/30/15	645	684
NBCUniversal Media LLC	2.875%	4/1/16	1,530	1,617
News America Inc.	5.300%	12/15/14	450	485
Omnicom Group Inc.	5.900%	4/15/16	375	425
Qwest Corp.	7.500%	10/1/14	225	245
Qwest Corp.	6.500%	6/1/17	160	186
Reed Elsevier Capital Inc.	7.750%	1/15/14	200	211
Rogers Communications Inc.	7.500%	3/15/15	250	282
TCI Communications Inc.	8.750%	8/1/15	240	283
Telefonica Emisiones SAU	4.949%	1/15/15	505	530
Telefonica Emisiones SAU	3.729%	4/27/15	140	145
Telefonica Emisiones SAU	3.992%	2/16/16	475	495
Telefonica Emisiones SAU	6.421%	6/20/16	330	366
Telefonos de Mexico SAB de CV	5.500%	1/27/15	125	135
Thomson Reuters Corp.	5.700%	10/1/14	575	617
Time Warner Cable Inc.	7.500%	4/1/14	625	667
Time Warner Cable Inc.	3.500%	2/1/15	125	131
Time Warner Cable Inc.	5.850%	5/1/17	390	453
Verizon Communications Inc.	1.250%	11/3/14	830	839
Verizon Communications Inc.	4.900%	9/15/15	200	220
Verizon Communications Inc.	0.700%	11/2/15	305	303
Verizon Communications Inc.	5.550%	2/15/16	660	744
Verizon Communications Inc.	2.000%	11/1/16	1,200	1,238
Verizon Communications Inc.	5.500%	4/1/17	325	377
Verizon Communications Inc.	5.500%	2/15/18	125	147
Vodafone Group plc	4.150%	6/10/14	1,355	1,410
Vodafone Group plc	5.375%	1/30/15	200	217
Vodafone Group plc	0.900%	2/19/16	300	299
Vodafone Group plc	5.750%	3/15/16	225	256
Vodafone Group plc	2.875%	3/16/16	1,000	1,052
Vodafone Group plc	5.625%	2/27/17	1,050	1,217
Vodafone Group plc	1.625%	3/20/17	1,460	1,475
Vodafone Group plc	1.250%	9/26/17	975	966

Vodafone Group plc	1.500%	2/19/18	1,010	1,007
WPP Finance UK	8.000%	9/15/14	120	132

Consumer Cyclical (3.7%)
Amazon.com Inc.	0.650%	11/27/15	960	957
Amazon.com Inc.	1.200%	11/29/17	360	358
6 American Honda Finance Corp.	6.700%	10/1/13	600	618
6 American Honda Finance Corp.	3.500%	3/16/15	190	200
6 American Honda Finance Corp.	2.500%	9/21/15	340	353
6 American Honda Finance Corp.	2.125%	2/28/17	370	383
6 American Honda Finance Corp.	1.500%	9/11/17	267	269
AutoZone Inc.	5.750%	1/15/15	280	304
AutoZone Inc.	5.500%	11/15/15	155	173
AutoZone Inc.	7.125%	8/1/18	795	998
Carnival Corp.	1.200%	2/5/16	180	180
Carnival Corp.	1.875%	12/15/17	498	498
CVS Caremark Corp.	3.250%	5/18/15	310	326
CVS Caremark Corp.	5.750%	6/1/17	747	885
6 Daimler Finance North America LLC	2.300%	1/9/15	520	532
6 Daimler Finance North America LLC	2.400%	4/10/17	260	268
6 Experian Finance plc	2.375%	6/15/17	540	553
Ford Motor Credit Co. LLC	3.875%	1/15/15	1,017	1,057
Ford Motor Credit Co. LLC	7.000%	4/15/15	1,286	1,416
Ford Motor Credit Co. LLC	2.750%	5/15/15	844	863
Ford Motor Credit Co. LLC	5.625%	9/15/15	402	438
Ford Motor Credit Co. LLC	2.500%	1/15/16	420	427
Ford Motor Credit Co. LLC	4.207%	4/15/16	594	632
Ford Motor Credit Co. LLC	3.984%	6/15/16	750	794
Ford Motor Credit Co. LLC	8.000%	12/15/16	535	640
Ford Motor Credit Co. LLC	4.250%	2/3/17	345	369
Ford Motor Credit Co. LLC	3.000%	6/12/17	625	641
Ford Motor Credit Co. LLC	6.625%	8/15/17	541	632
Ford Motor Credit Co. LLC	5.000%	5/15/18	320	353
6 Harley-Davidson Financial Services Inc.	1.150%	9/15/15	400	401
6 Harley-Davidson Financial Services Inc.	3.875%	3/15/16	307	329
6 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	415	430
6 Harley-Davidson Funding Corp.	5.750%	12/15/14	610	658
Home Depot Inc.	5.400%	3/1/16	895	1,015
6 Hyundai Capital America	3.750%	4/6/16	280	297
6 Hyundai Capital America	4.000%	6/8/17	280	302
6 Hyundai Capital Services Inc.	4.375%	7/27/16	480	519
6 Kia Motors Corp.	3.625%	6/14/16	271	287
Lowe's Cos. Inc.	1.625%	4/15/17	956	978
Macy's Retail Holdings Inc.	7.875%	7/15/15	393	453
Macy's Retail Holdings Inc.	5.900%	12/1/16	359	417
Macy's Retail Holdings Inc.	7.450%	7/15/17	774	954
Marriott International Inc.	6.375%	6/15/17	180	211
6 Nissan Motor Acceptance Corp.	4.500%	1/30/15	749	798
6 Nissan Motor Acceptance Corp.	1.950%	9/12/17	340	346
6 Nissan Motor Acceptance Corp.	1.800%	3/15/18	160	160
Nordstrom Inc.	6.750%	6/1/14	202	216
Nordstrom Inc.	6.250%	1/15/18	370	444
5 PACCAR Financial Corp.	0.654%	4/5/13	1,275	1,275
PACCAR Financial Corp.	1.550%	9/29/14	1,100	1,119
PACCAR Financial Corp.	0.750%	8/14/15	320	321
Staples Inc.	2.750%	1/12/18	200	202
TJX Cos. Inc.	4.200%	8/15/15	140	151

Toll Brothers Finance Corp.	5.150%	5/15/15	370	393
Toyota Motor Credit Corp.	2.000%	9/15/16	406	420
Toyota Motor Credit Corp.	2.050%	1/12/17	740	766
Toyota Motor Credit Corp.	1.750%	5/22/17	890	908
Toyota Motor Credit Corp.	1.250%	10/5/17	525	524
6 Volkswagen International Finance NV	1.625%	8/12/13	475	476
6 Volkswagen International Finance NV	1.875%	4/1/14	1,140	1,154
6 Volkswagen International Finance NV	2.375%	3/22/17	380	394
6 Volkswagen International Finance NV	1.600%	11/20/17	340	341
Wal-Mart Stores Inc.	1.625%	4/15/14	440	446
Wal-Mart Stores Inc.	2.875%	4/1/15	1,380	1,447
Wal-Mart Stores Inc.	1.500%	10/25/15	450	462
Wal-Mart Stores Inc.	2.800%	4/15/16	480	510
Wal-Mart Stores Inc.	5.375%	4/5/17	489	575
Walgreen Co.	1.000%	3/13/15	1,224	1,230
Walgreen Co.	1.800%	9/15/17	477	483
6 Wesfarmers Ltd.	1.874%	3/20/18	340	342
Wyndham Worldwide Corp.	2.950%	3/1/17	200	205
Wyndham Worldwide Corp.	2.500%	3/1/18	125	126

Consumer Noncyclical (7.2%)
6 AbbVie Inc.	1.200%	11/6/15	1,225	1,237
6 AbbVie Inc.	1.750%	11/6/17	1,735	1,764
Actavis Inc.	1.875%	10/1/17	480	486
Allergan Inc.	5.750%	4/1/16	372	426
Allergan Inc.	1.350%	3/15/18	200	201
Altria Group Inc.	8.500%	11/10/13	937	983
Altria Group Inc.	4.125%	9/11/15	908	979
AmerisourceBergen Corp.	5.875%	9/15/15	222	249
Amgen Inc.	1.875%	11/15/14	1,180	1,203
Amgen Inc.	2.300%	6/15/16	510	530
Amgen Inc.	2.125%	5/15/17	1,051	1,086
Anheuser-Busch Cos. LLC	5.000%	1/15/15	181	195
Anheuser-Busch Cos. LLC	5.050%	10/15/16	125	143
Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	900	903
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	660	660
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	1,000	1,013
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	495	532
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	595	631
Anheuser-Busch InBev Worldwide Inc.	3.625%	4/15/15	526	557
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	940	942
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	1,365	1,448
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	1,330	1,343
AstraZeneca plc	5.400%	6/1/14	500	529
AstraZeneca plc	5.900%	9/15/17	575	691
AstraZeneca plc	1.950%	9/18/19	210	212
Baxter International Inc.	5.375%	6/1/18	255	304
Boston Scientific Corp.	5.450%	6/15/14	130	137
Boston Scientific Corp.	4.500%	1/15/15	950	1,009
Boston Scientific Corp.	6.250%	11/15/15	270	303
Boston Scientific Corp.	6.400%	6/15/16	495	567
Bottling Group LLC	5.500%	4/1/16	826	938
Brown-Forman Corp.	1.000%	1/15/18	130	129
Cardinal Health Inc.	5.500%	6/15/13	100	101
Cardinal Health Inc.	1.900%	6/15/17	170	173
Cardinal Health Inc.	1.700%	3/15/18	160	159
CareFusion Corp.	5.125%	8/1/14	360	380

Celgene Corp.	2.450%	10/15/15	910	943
Celgene Corp.	1.900%	8/15/17	230	234
Church & Dwight Co. Inc.	3.350%	12/15/15	240	254
Coca-Cola Co.	1.500%	11/15/15	465	477
Coca-Cola Co.	1.800%	9/1/16	940	972
Coca-Cola Co.	1.150%	4/1/18	325	324
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	475	504
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	100	107
ConAgra Foods Inc.	1.300%	1/25/16	240	242
ConAgra Foods Inc.	1.900%	1/25/18	1,120	1,131
Covidien International Finance SA	2.800%	6/15/15	345	361
Covidien International Finance SA	6.000%	10/15/17	251	301
CR Bard Inc.	2.875%	1/15/16	520	547
Delhaize Group SA	6.500%	6/15/17	330	378
Diageo Capital plc	7.375%	1/15/14	80	84
Diageo Capital plc	1.500%	5/11/17	830	844
Express Scripts Holding Co.	2.750%	11/21/14	570	587
Express Scripts Holding Co.	2.100%	2/12/15	780	797
Express Scripts Holding Co.	3.125%	5/15/16	460	487
Express Scripts Holding Co.	3.500%	11/15/16	720	776
Express Scripts Holding Co.	2.650%	2/15/17	917	960
Genentech Inc.	4.750%	7/15/15	420	458
General Mills Inc.	0.875%	1/29/16	265	266
General Mills Inc.	5.700%	2/15/17	144	168
Gilead Sciences Inc.	2.400%	12/1/14	520	534
Gilead Sciences Inc.	3.050%	12/1/16	430	461
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,065	1,082
6 Hawk Acquisition Sub Inc.	4.250%	10/15/20	120	120
Hospira Inc.	5.900%	6/15/14	150	159
Hospira Inc.	6.050%	3/30/17	165	188
Kellogg Co.	1.750%	5/17/17	260	265
Koninklijke Philips Electronics NV	5.750%	3/11/18	842	1,004
Kraft Foods Group Inc.	1.625%	6/4/15	375	381
Kraft Foods Group Inc.	2.250%	6/5/17	660	685
Kroger Co.	2.200%	1/15/17	185	191
Laboratory Corp. of America Holdings	2.200%	8/23/17	250	254
Life Technologies Corp.	4.400%	3/1/15	400	421
Lorillard Tobacco Co.	3.500%	8/4/16	905	955
Lorillard Tobacco Co.	2.300%	8/21/17	480	484
McKesson Corp.	6.500%	2/15/14	320	336
McKesson Corp.	0.950%	12/4/15	600	602
McKesson Corp.	3.250%	3/1/16	413	441
McKesson Corp.	5.700%	3/1/17	50	58
McKesson Corp.	1.400%	3/15/18	480	480
Mead Johnson Nutrition Co.	3.500%	11/1/14	400	416
Medco Health Solutions Inc.	2.750%	9/15/15	230	239
Merck & Co. Inc.	2.250%	1/15/16	149	156
Merck Sharp & Dohme Corp.	4.750%	3/1/15	150	162
Merck Sharp & Dohme Corp.	4.000%	6/30/15	869	936
Mondelez International Inc.	6.750%	2/19/14	655	690
Mondelez International Inc.	4.125%	2/9/16	420	457
Mondelez International Inc.	6.500%	8/11/17	590	713
Mondelez International Inc.	6.125%	2/1/18	371	445
Mondelez International Inc.	6.125%	8/23/18	745	908
Nabisco Inc.	7.550%	6/15/15	360	412
Newell Rubbermaid Inc.	2.050%	12/1/17	120	121
Novartis Capital Corp.	4.125%	2/10/14	500	516

Novartis Capital Corp.	2.900%	4/24/15	455	477
PepsiCo Inc.	3.750%	3/1/14	608	626
PepsiCo Inc.	0.800%	8/25/14	445	447
PepsiCo Inc.	3.100%	1/15/15	350	367
PepsiCo Inc.	0.750%	3/5/15	505	507
PepsiCo Inc.	0.700%	2/26/16	620	620
PepsiCo Inc.	2.500%	5/10/16	535	562
PepsiCo Inc.	1.250%	8/13/17	1,370	1,375
6 Pernod Ricard SA	2.950%	1/15/17	75	79
6 Pernod Ricard SA	4.450%	1/15/22	75	82
Pfizer Inc.	5.350%	3/15/15	735	802
Pharmacia Corp.	6.500%	12/1/18	200	254
Philip Morris International Inc.	6.875%	3/17/14	315	334
Philip Morris International Inc.	2.500%	5/16/16	1,005	1,056
Procter & Gamble Co.	3.500%	2/15/15	40	42
Procter & Gamble Co.	4.850%	12/15/15	75	83
Procter & Gamble Co.	1.450%	8/15/16	544	557
Procter & Gamble Co.	4.700%	2/15/19	670	790
Reynolds American Inc.	1.050%	10/30/15	160	160
Reynolds American Inc.	7.625%	6/1/16	405	483
Reynolds American Inc.	6.750%	6/15/17	71	85
6 Roche Holdings Inc.	6.000%	3/1/19	500	623
Safeway Inc.	6.250%	3/15/14	250	262
Safeway Inc.	3.400%	12/1/16	390	410
Sanofi	1.200%	9/30/14	1,010	1,021
Sanofi	2.625%	3/29/16	1,205	1,269
St. Jude Medical Inc.	2.200%	9/15/13	255	257
St. Jude Medical Inc.	3.750%	7/15/14	500	521
St. Jude Medical Inc.	2.500%	1/15/16	375	390
Stryker Corp.	3.000%	1/15/15	170	177
Stryker Corp.	2.000%	9/30/16	750	779
6 Takeda Pharmaceutical Co. Ltd.	1.031%	3/17/15	970	977
6 Takeda Pharmaceutical Co. Ltd.	1.625%	3/17/17	660	669
6 Tesco plc	2.000%	12/5/14	390	397
6 Tesco plc	2.700%	1/5/17	290	302
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	330	345
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	900	943
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	380	382
Thermo Fisher Scientific Inc.	3.200%	3/1/16	510	541
Thermo Fisher Scientific Inc.	2.250%	8/15/16	355	367
Tyson Foods Inc.	6.600%	4/1/16	630	719
Unilever Capital Corp.	0.450%	7/30/15	725	723
Unilever Capital Corp.	2.750%	2/10/16	125	132
Unilever Capital Corp.	0.850%	8/2/17	785	780
Wyeth LLC	5.500%	2/1/14	875	912
Wyeth LLC	5.500%	2/15/16	255	290
Wyeth LLC	5.450%	4/1/17	80	94
6 Zoetis Inc.	1.150%	2/1/16	350	352
6 Zoetis Inc.	1.875%	2/1/18	550	554

Energy (3.9%)
Anadarko Petroleum Corp.	7.625%	3/15/14	390	415
Anadarko Petroleum Corp.	5.750%	6/15/14	800	845
Anadarko Petroleum Corp.	5.950%	9/15/16	1,200	1,381
Anadarko Petroleum Corp.	6.375%	9/15/17	550	657
Apache Corp.	5.625%	1/15/17	250	290

Apache Corp.	1.750%	4/15/17	620	633
BP Capital Markets plc	5.250%	11/7/13	1,056	1,086
BP Capital Markets plc	3.875%	3/10/15	2,340	2,485
BP Capital Markets plc	3.125%	10/1/15	1,075	1,135
BP Capital Markets plc	0.700%	11/6/15	1,000	999
BP Capital Markets plc	3.200%	3/11/16	1,335	1,422
BP Capital Markets plc	2.248%	11/1/16	735	765
BP Capital Markets plc	1.846%	5/5/17	425	436
BP Capital Markets plc	1.375%	11/6/17	500	500
Canadian Natural Resources Ltd.	1.450%	11/14/14	400	405
Canadian Natural Resources Ltd.	4.900%	12/1/14	225	240
Canadian Natural Resources Ltd.	5.700%	5/15/17	480	562
Chevron Corp.	1.104%	12/5/17	300	301
ConocoPhillips	4.750%	2/1/14	229	237
ConocoPhillips	4.600%	1/15/15	170	182
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	930	1,084
Ensco plc	3.250%	3/15/16	750	799
EOG Resources Inc.	6.125%	10/1/13	275	283
EOG Resources Inc.	2.950%	6/1/15	625	655
EOG Resources Inc.	2.500%	2/1/16	325	340
Marathon Oil Corp.	0.900%	11/1/15	1,580	1,579
Marathon Oil Corp.	5.900%	3/15/18	450	537
Noble Holding International Ltd.	3.450%	8/1/15	340	356
Noble Holding International Ltd.	3.050%	3/1/16	370	386
Occidental Petroleum Corp.	2.500%	2/1/16	650	685
Occidental Petroleum Corp.	4.125%	6/1/16	215	237
Occidental Petroleum Corp.	1.750%	2/15/17	1,650	1,696
Occidental Petroleum Corp.	1.500%	2/15/18	400	406
Phillips 66	1.950%	3/5/15	765	782
Phillips 66	2.950%	5/1/17	375	398
Pioneer Natural Resources Co.	6.650%	3/15/17	120	141
Plains Exploration & Production Co.	6.875%	2/15/23	400	453
6 Schlumberger Norge AS	1.950%	9/14/16	1,035	1,065
6 Schlumberger Norge AS	1.250%	8/1/17	490	489
Shell International Finance BV	4.000%	3/21/14	1,146	1,186
Shell International Finance BV	3.100%	6/28/15	1,355	1,432
Shell International Finance BV	0.625%	12/4/15	525	527
Shell International Finance BV	5.200%	3/22/17	375	435
Total Capital Canada Ltd.	1.450%	1/15/18	870	865
Total Capital International SA	0.750%	1/25/16	500	501
Total Capital International SA	1.500%	2/17/17	965	983
Total Capital International SA	1.550%	6/28/17	950	966
Total Capital SA	3.000%	6/24/15	980	1,030
Total Capital SA	3.125%	10/2/15	950	1,006
Total Capital SA	2.300%	3/15/16	655	683
Transocean Inc.	4.950%	11/15/15	1,730	1,875
Transocean Inc.	5.050%	12/15/16	650	722
Transocean Inc.	2.500%	10/15/17	620	626
Valero Energy Corp.	4.500%	2/1/15	375	399
Weatherford International Inc.	6.350%	6/15/17	260	299
Weatherford International Ltd.	5.500%	2/15/16	240	262
6 Woodside Finance Ltd.	8.125%	3/1/14	225	240

Technology (1.7%)
Affiliated Computer Services Inc.	5.200%	6/1/15	250	268
Agilent Technologies Inc.	5.500%	9/14/15	170	188
Agilent Technologies Inc.	6.500%	11/1/17	500	599

Altera Corp.	1.750%	5/15/17	185	189
Amphenol Corp.	4.750%	11/15/14	500	530
Applied Materials Inc.	2.650%	6/15/16	200	210
Baidu Inc.	2.250%	11/28/17	150	153
Cisco Systems Inc.	5.500%	2/22/16	590	671
Computer Sciences Corp.	2.500%	9/15/15	370	380
Corning Inc.	1.450%	11/15/17	375	377
Dell Inc.	2.100%	4/1/14	175	176
Dell Inc.	5.625%	4/15/14	150	157
Dell Inc.	2.300%	9/10/15	560	560
Dell Inc.	3.100%	4/1/16	75	75
Dun & Bradstreet Corp.	3.250%	12/1/17	175	180
Hewlett-Packard Co.	6.125%	3/1/14	170	178
Hewlett-Packard Co.	4.750%	6/2/14	240	250
Hewlett-Packard Co.	2.625%	12/9/14	250	256
Hewlett-Packard Co.	2.125%	9/13/15	1,040	1,056
Hewlett-Packard Co.	2.200%	12/1/15	320	326
Hewlett-Packard Co.	2.650%	6/1/16	310	316
Hewlett-Packard Co.	3.000%	9/15/16	525	542
Hewlett-Packard Co.	5.400%	3/1/17	160	178
Hewlett-Packard Co.	2.600%	9/15/17	180	181
Intel Corp.	1.950%	10/1/16	250	259
Intel Corp.	1.350%	12/15/17	2,680	2,687
International Business Machines Corp.	6.500%	10/15/13	225	233
International Business Machines Corp.	0.875%	10/31/14	285	287
International Business Machines Corp.	0.550%	2/6/15	340	341
International Business Machines Corp.	2.000%	1/5/16	450	467
International Business Machines Corp.	1.950%	7/22/16	715	741
International Business Machines Corp.	1.250%	2/6/17	400	404
International Business Machines Corp.	5.700%	9/14/17	100	120
International Business Machines Corp.	1.250%	2/8/18	600	601
Microsoft Corp.	1.625%	9/25/15	265	272
Microsoft Corp.	0.875%	11/15/17	500	499
Oracle Corp.	3.750%	7/8/14	222	231
Oracle Corp.	5.250%	1/15/16	785	883
Oracle Corp.	1.200%	10/15/17	975	975
Texas Instruments Inc.	2.375%	5/16/16	405	425
Xerox Corp.	4.250%	2/15/15	675	710
Xerox Corp.	2.950%	3/15/17	200	206

Transportation (1.0%)
Burlington Northern Santa Fe LLC	4.875%	1/15/15	120	129
Burlington Northern Santa Fe LLC	5.650%	5/1/17	125	147
Canadian National Railway Co.	4.950%	1/15/14	269	279
4 Continental Airlines 1997-4 Class A Pass
Through Trust	6.900%	7/2/19	183	200
4 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	3/15/19	64	68
4 Continental Airlines 2000-1 Class A-1 Pass
Through Trust	8.048%	11/1/20	176	203
4 Continental Airlines 2005-ERJ1 Pass Through
Trust	9.798%	4/1/21	134	151
4 Continental Airlines 2012-2 Class B Pass
Through Trust	5.500%	4/29/22	75	78
CSX Corp.	5.500%	8/1/13	474	482
CSX Corp.	6.250%	4/1/15	357	395
CSX Corp.	6.250%	3/15/18	507	616

[4,8]	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	133	147
4	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	468	531
4	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	130	141
6	ERAC USA Finance LLC	2.250%	1/10/14	1,320	1,336
6	ERAC USA Finance LLC	5.600%	5/1/15	236	258
6	ERAC USA Finance LLC	1.400%	4/15/16	225	226
6	ERAC USA Finance LLC	6.375%	10/15/17	105	126
	JB Hunt Transport Services Inc.	3.375%	9/15/15	290	301
[4,5,8]JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.655%	6/15/15	72	72
[4,5,8]JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.700%	9/15/15	475	464
[4,5,8]JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.740%	5/15/18	220	199
	Norfolk Southern Corp.	5.257%	9/17/14	328	350
	Norfolk Southern Corp.	5.750%	1/15/16	112	127
6	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	2.500%	7/11/14	400	406
	Ryder System Inc.	5.850%	3/1/14	165	173
	Ryder System Inc.	3.150%	3/2/15	550	571
	Ryder System Inc.	3.600%	3/1/16	670	707
	Ryder System Inc.	2.500%	3/1/17	325	334
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	59	70
	United Parcel Service Inc.	1.125%	10/1/17	325	327
	United Parcel Service Inc.	5.500%	1/15/18	351	420
	United Parcel Service Inc.	5.125%	4/1/19	80	96
					291,056
Utilities (3.7%)
	Electric (3.0%)
	Ameren Illinois Co.	6.125%	11/15/17	80	96
	American Electric Power Co. Inc.	1.650%	12/15/17	610	612
	Appalachian Power Co.	5.000%	6/1/17	85	97
	Arizona Public Service Co.	5.800%	6/30/14	200	213
	Arizona Public Service Co.	4.650%	5/15/15	150	162
	Baltimore Gas & Electric Co.	5.900%	10/1/16	170	198
	Carolina Power & Light Co.	5.125%	9/15/13	190	194
	Carolina Power & Light Co.	5.150%	4/1/15	100	109
	Carolina Power & Light Co.	5.250%	12/15/15	370	416
	CenterPoint Energy Inc.	5.950%	2/1/17	120	139
	CenterPoint Energy Inc.	6.500%	5/1/18	100	122
	CMS Energy Corp.	2.750%	5/15/14	725	739
	CMS Energy Corp.	4.250%	9/30/15	940	1,010
	CMS Energy Corp.	6.550%	7/17/17	40	48
	CMS Energy Corp.	5.050%	2/15/18	525	599
	Commonwealth Edison Co.	5.950%	8/15/16	390	453
	Commonwealth Edison Co.	1.950%	9/1/16	795	823
	Commonwealth Edison Co.	6.150%	9/15/17	510	616
	Commonwealth Edison Co.	5.800%	3/15/18	390	470
	Consumers Energy Co.	5.500%	8/15/16	110	126
	Consumers Energy Co.	5.150%	2/15/17	360	413
	DTE Electric Co.	5.600%	6/15/18	80	97
	Duke Energy Carolinas LLC	5.300%	10/1/15	250	278
	Duke Energy Carolinas LLC	1.750%	12/15/16	175	180

	Duke Energy Carolinas LLC	5.100%	4/15/18	475	563
	Duke Energy Carolinas LLC	7.000%	11/15/18	500	649
	Duke Energy Corp.	3.350%	4/1/15	125	131
	Entergy Corp.	3.625%	9/15/15	460	480
	Entergy Corp.	4.700%	1/15/17	225	245
	Entergy Louisiana LLC	1.875%	12/15/14	275	281
	Exelon Corp.	4.900%	6/15/15	240	260
	Florida Power Corp.	0.650%	11/15/15	180	180
	Florida Power Corp.	5.100%	12/1/15	1,290	1,441
	Florida Power Corp.	5.800%	9/15/17	125	149
	Florida Power Corp.	5.650%	6/15/18	310	374
[4,6]	FPL Energy Marcus Hook LP	7.590%	7/10/18	412	430
	Georgia Power Co.	6.000%	11/1/13	200	206
	Georgia Power Co.	0.750%	8/10/15	430	432
	Georgia Power Co.	0.625%	11/15/15	840	840
	Georgia Power Co.	3.000%	4/15/16	160	171
	Georgia Power Co.	5.700%	6/1/17	135	159
	Great Plains Energy Inc.	2.750%	8/15/13	300	302
6	Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	1,320	1,355
	LG&E & KU Energy LLC	2.125%	11/15/15	275	282
	Louisville Gas & Electric Co.	1.625%	11/15/15	140	144
	MidAmerican Energy Co.	4.650%	10/1/14	120	128
	MidAmerican Energy Co.	5.300%	3/15/18	588	697
	MidAmerican Energy Holdings Co.	5.750%	4/1/18	310	372
	National Rural Utilities Cooperative Finance
	Corp.	1.125%	11/1/13	325	326
	National Rural Utilities Cooperative Finance
	Corp.	4.750%	3/1/14	315	328
	National Rural Utilities Cooperative Finance
	Corp.	1.000%	2/2/15	205	207
	National Rural Utilities Cooperative Finance
	Corp.	1.900%	11/1/15	310	319
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	3/1/16	200	212
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	4/10/17	100	117
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	565	672
	Nevada Power Co.	5.875%	1/15/15	830	905
	NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	846	852
	NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	465	483
	NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	70	82
4	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	130	138
6	Niagara Mohawk Power Corp.	3.553%	10/1/14	120	125
	Northern States Power Co.	5.250%	3/1/18	71	85
	Ohio Power Co.	4.850%	1/15/14	125	129
	Ohio Power Co.	6.000%	6/1/16	150	172
	Pacific Gas & Electric Co.	5.625%	11/30/17	105	125
	PacifiCorp	5.650%	7/15/18	190	231
	Pennsylvania Electric Co.	6.050%	9/1/17	140	164
	PG&E Corp.	5.750%	4/1/14	1,365	1,432
	Potomac Electric Power Co.	4.950%	11/15/13	135	139
	PPL Energy Supply LLC	5.400%	8/15/14	200	212
	Public Service Co. of Colorado	5.500%	4/1/14	175	184
	Public Service Co. of Colorado	5.800%	8/1/18	240	295
	Public Service Electric & Gas Co.	5.000%	8/15/14	250	265
	Public Service Electric & Gas Co.	2.700%	5/1/15	320	334

Sierra Pacific Power Co.	5.450%	9/1/13	240	245
Sierra Pacific Power Co.	6.000%	5/15/16	397	458
Southern California Edison Co.	5.000%	1/15/14	100	103
Southern California Edison Co.	5.750%	3/15/14	300	314
Southwestern Electric Power Co.	5.550%	1/15/17	50	57
Southwestern Electric Power Co.	5.875%	3/1/18	170	200
Tampa Electric Co.	6.100%	5/15/18	205	252
TECO Finance Inc.	4.000%	3/15/16	270	291
TECO Finance Inc.	6.572%	11/1/17	144	174
6 Trans-Allegheny Interstate Line Co.	4.000%	1/15/15	1,350	1,417
Union Electric Co.	6.400%	6/15/17	310	375
4 Wisconsin Energy Corp.	6.250%	5/15/67	125	136

Natural Gas (0.7%)
Atmos Energy Corp.	4.950%	10/15/14	160	170
Colorado Interstate Gas Co. LLC	6.800%	11/15/15	825	949
El Paso Pipeline Partners Operating Co. LLC	4.100%	11/15/15	737	790
Enbridge Energy Partners LP	5.350%	12/15/14	60	64
4 Enbridge Energy Partners LP	8.050%	10/1/77	30	35
Energy Transfer Partners LP	5.950%	2/1/15	187	203
Energy Transfer Partners LP	6.125%	2/15/17	515	595
Energy Transfer Partners LP	6.700%	7/1/18	500	605
6 Gulfstream Natural Gas System LLC	6.950%	6/1/16	150	175
Kinder Morgan Energy Partners LP	5.625%	2/15/15	150	163
Kinder Morgan Energy Partners LP	3.500%	3/1/16	670	716
Kinder Morgan Energy Partners LP	6.000%	2/1/17	315	368
Kinder Morgan Energy Partners LP	5.950%	2/15/18	70	84
Magellan Midstream Partners LP	6.450%	6/1/14	100	106
ONEOK Partners LP	2.000%	10/1/17	165	167
Sempra Energy	6.500%	6/1/16	850	989
Sempra Energy	2.300%	4/1/17	945	982
Southern California Gas Co.	5.500%	3/15/14	200	209
Spectra Energy Partners LP	2.950%	6/15/16	220	228
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	125	133

				38,767
Total Corporate Bonds (Cost $597,382)				609,384
Sovereign Bonds (U.S. Dollar-Denominated) (7.3%)
6 Abu Dhabi National Energy Co.	4.750%	9/15/14	300	314
6 Banco do Brasil SA	4.500%	1/22/15	500	520
Banco do Brasil SA	3.875%	1/23/17	400	418
6 Banco do Nordeste do Brasil SA	4.375%	5/3/19	100	103
6 Banco Latinoamericano de Comercio Exterior
SA	3.750%	4/4/17	400	414
6 Bank Nederlandse Gemeenten	1.375%	3/23/15	400	407
6 Bank Nederlandse Gemeenten	2.500%	1/23/23	50	50
6 Caisse d'Amortissement de la Dette Sociale	1.750%	2/24/15	150	153
6 Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	125	125
6 Caixa Economica Federal	2.375%	11/6/17	125	121
6 CNOOC Finance 2012 Ltd.	3.875%	5/2/22	200	211
6 CNPC General Capital Ltd.	2.750%	4/19/17	125	130
4 Colombia Government International Bond	2.625%	3/15/23	200	193
Corp. Andina de Fomento	3.750%	1/15/16	1,830	1,934
Corp. Andina de Fomento	5.750%	1/12/17	100	114
6 Corp. Financiera de Desarrollo SA	4.750%	2/8/22	150	160
6 Corp. Nacional del Cobre de Chile	4.750%	10/15/14	100	105

6	Corp. Nacional del Cobre de Chile	3.750%	11/4/20	225	235
6	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	400	420
9	Development Bank of Japan Inc.	2.750%	3/15/16	100	106
9	Development Bank of Japan Inc.	5.125%	2/1/17	200	231
6	Development Bank of Kazakhstan JSC	5.500%	12/20/15	100	108
[6,10] Dexia Credit Local SA		2.750%	4/29/14	700	716
6	Electricite de France SA	5.500%	1/26/14	30	31
6	Emirate of Abu Dhabi	5.500%	4/8/14	430	450
	European Bank for Reconstruction &
	Development	1.625%	9/3/15	50	51
	European Investment Bank	4.250%	7/15/13	250	253
	European Investment Bank	2.875%	1/15/15	500	522
	European Investment Bank	2.750%	3/23/15	250	261
	European Investment Bank	1.625%	9/1/15	275	283
	Export-Import Bank of Korea	8.125%	1/21/14	150	159
6	Export-Import Bank of Korea	5.250%	2/10/14	65	67
	Export-Import Bank of Korea	5.875%	1/14/15	630	682
	Export-Import Bank of Korea	5.125%	3/16/15	400	431
	Export-Import Bank of Korea	4.125%	9/9/15	775	830
	Export-Import Bank of Korea	3.750%	10/20/16	705	760
	Export-Import Bank of Korea	4.000%	1/11/17	400	437
	Export-Import Bank of Korea	4.000%	1/29/21	100	109
6	Federation of Malaysia	2.991%	7/6/16	125	131
	Federative Republic of Brazil	7.875%	3/7/15	875	989
	Federative Republic of Brazil	6.000%	1/17/17	1,530	1,779
	Federative Republic of Brazil	5.875%	1/15/19	200	241
6	Hrvatska Elektroprivreda	6.000%	11/9/17	75	77
	Hydro-Quebec	2.000%	6/30/16	400	417
6	Industrial Bank of Korea	7.125%	4/23/14	150	159
9	Japan Bank for International Cooperation	2.875%	2/2/15	400	418
9	Japan Bank for International Cooperation	1.875%	9/24/15	1,250	1,290
9	Japan Bank for International Cooperation	2.500%	1/21/16	500	526
9	Japan Bank for International Cooperation	2.500%	5/18/16	1,000	1,057
9	Japan Bank for International Cooperation	2.250%	7/13/16	910	956
9	Japan Finance Organization for Municipalities	4.625%	4/21/15	100	108
9	Japan Finance Organization for Municipalities	4.000%	1/13/21	250	288
	Japan Highway Public Corp.	4.625%	10/24/13	100	103
6	KazMunaiGaz Finance Sub BV	11.750%	1/23/15	100	116
11	KFW	2.750%	10/21/14	750	779
6	Kingdom of Spain	4.000%	3/6/18	100	100
6	Kommunalbanken AS	2.375%	1/19/16	125	131
	Korea Development Bank	5.750%	9/10/13	100	102
	Korea Development Bank	8.000%	1/23/14	450	475
	Korea Development Bank	4.375%	8/10/15	290	311
	Korea Development Bank	3.250%	3/9/16	450	475
	Korea Development Bank	4.000%	9/9/16	200	218
	Korea Development Bank	3.875%	5/4/17	675	731
	Korea Development Bank	3.500%	8/22/17	775	831
6	Korea Electric Power Corp.	3.000%	10/5/15	200	208
6	Korea Expressway Corp.	5.125%	5/20/15	100	108
	Korea Finance Corp.	3.250%	9/20/16	200	212
	Korea Finance Corp.	2.250%	8/7/17	275	281
6	Korea Hydro & Nuclear Power Co. Ltd.	6.250%	6/17/14	200	212
6	Korea Hydro & Nuclear Power Co. Ltd.	3.125%	9/16/15	100	104
6	Korea National Oil Corp.	2.875%	11/9/15	100	104
6	Korea National Oil Corp.	4.000%	10/27/16	525	569
6	Korea Western Power Co. Ltd.	3.125%	5/10/17	200	210

	Nordic Investment Bank	2.500%	7/15/15	1,000	1,046
12	Oesterreichische Kontrollbank AG	1.375%	1/21/14	125	126
12	Oesterreichische Kontrollbank AG	4.500%	3/9/15	200	215
12	Oesterreichische Kontrollbank AG	1.750%	10/5/15	1,600	1,648
12	Oesterreichische Kontrollbank AG	2.000%	6/3/16	650	676
	Pemex Project Funding Master Trust	5.750%	3/1/18	625	717
6	Perusahaan Penerbit SBSN Indonesia	4.000%	11/21/18	200	209
	Petrobras International Finance Co. - Pifco	9.125%	7/2/13	125	127
	Petrobras International Finance Co. - Pifco	7.750%	9/15/14	275	300
	Petrobras International Finance Co. - Pifco	2.875%	2/6/15	500	510
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	755	788
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	75	84
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	2,450	2,527
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	130	146
	Petroleos Mexicanos	4.875%	3/15/15	275	295
[4,6]	Petroleum Co. of Trinidad & Tobago Ltd.	6.000%	5/8/22	59	65
	Province of British Columbia	2.100%	5/18/16	200	210
	Province of British Columbia	1.200%	4/25/17	225	229
	Province of Manitoba	2.625%	7/15/15	185	194
	Province of Manitoba	1.300%	4/3/17	775	790
	Province of New Brunswick	2.750%	6/15/18	25	27
	Province of Nova Scotia	2.375%	7/21/15	1,180	1,230
	Province of Ontario	1.375%	1/27/14	900	909
	Province of Ontario	4.100%	6/16/14	550	575
	Province of Ontario	0.950%	5/26/15	975	985
	Province of Ontario	2.700%	6/16/15	2,405	2,521
	Province of Ontario	1.875%	9/15/15	1,125	1,163
	Province of Ontario	4.750%	1/19/16	250	279
	Province of Ontario	2.300%	5/10/16	2,975	3,127
	Province of Ontario	1.600%	9/21/16	1,850	1,905
	Province of Ontario	1.100%	10/25/17	250	251
	Province of Ontario	3.000%	7/16/18	275	299
	Province of Ontario	1.200%	2/14/18	300	301
6	Qtel International Finance Ltd.	3.375%	10/14/16	375	396
6	Qtel International Finance Ltd.	3.250%	2/21/23	125	123
	Quebec	2.625%	2/13/23	150	151
	Quebec	4.875%	5/5/14	50	53
	Quebec	4.600%	5/26/15	250	272
	Quebec	5.000%	3/1/16	250	282
	Quebec	3.500%	7/29/20	250	277
	Quebec	2.750%	8/25/21	250	260
[4,6]	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	151	169
6	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	275	292
6	Republic of Austria	1.750%	6/17/16	250	259
	Republic of Chile	3.250%	9/14/21	225	235
	Republic of Columbia	8.250%	12/22/14	100	113
	Republic of Columbia	7.375%	1/27/17	875	1,066
	Republic of Columbia	4.375%	7/12/21	300	337
6	Republic of Iceland	4.875%	6/16/16	100	107
6	Republic of Indonesia	10.375%	5/4/14	250	273
6	Republic of Indonesia	6.875%	3/9/17	75	87
	Republic of Italy	2.125%	9/16/13	50	50
	Republic of Italy	3.125%	1/26/15	1,425	1,448
	Republic of Italy	4.750%	1/25/16	1,855	1,955
	Republic of Italy	5.250%	9/20/16	1,450	1,553
	Republic of Italy	5.375%	6/12/17	375	407
	Republic of Korea	4.250%	6/1/13	175	176

Republic of Korea	5.750%	4/16/14	400	423
Republic of Korea	4.875%	9/22/14	575	615
Republic of Korea	5.125%	12/7/16	250	287
Republic of Panama	7.250%	3/15/15	775	865
Republic of Panama	5.200%	1/30/20	100	117
Republic of Poland	5.250%	1/15/14	125	129
Republic of Poland	3.875%	7/16/15	920	975
Republic of Poland	5.000%	3/23/22	275	315
Republic of Poland	3.000%	3/17/23	100	97
6 Republic of Romania	4.375%	8/22/23	200	199
Republic of South Africa	6.500%	6/2/14	100	106
Republic of South Africa	5.500%	3/9/20	125	143
Republic of Turkey	7.250%	3/15/15	125	138
Russian Federation	3.625%	4/29/15	100	104
6 Russian Federation	3.250%	4/4/17	200	209
State of Israel	5.125%	3/1/14	125	130
State of Israel	5.500%	11/9/16	125	143
State of Israel	4.000%	6/30/22	200	216
6 State of Qatar	5.150%	4/9/14	100	104
6 State of Qatar	4.000%	1/20/15	500	527
Statoil ASA	1.800%	11/23/16	100	103
Statoil ASA	3.125%	8/17/17	175	190
Statoil ASA	1.200%	1/17/18	150	151
Svensk Exportkredit AB	1.750%	10/20/15	1,550	1,596
Svensk Exportkredit AB	2.125%	7/13/16	600	626
Svensk Exportkredit AB	1.750%	5/30/17	100	103
6 TDIC Finance Ltd.	6.500%	7/2/14	125	133
6 Transnet SOC Ltd.	4.500%	2/10/16	100	105
6 Turkiye Halk Bankasi AS	4.875%	7/19/17	200	210
United Mexican States	5.875%	2/17/14	826	860
United Mexican States	6.625%	3/3/15	1,435	1,591
United Mexican States	5.625%	1/15/17	2,843	3,275
Total Sovereign Bonds (Cost $75,201)				77,030
Taxable Municipal Bonds (0.6%)
California Department of Water Resources
Water System Revenue (Central Valley
Project)	1.871%	12/1/19	200	201
California GO	5.250%	4/1/14	150	157
California GO	5.750%	3/1/17	250	293
California GO	5.950%	3/1/18	650	765
California GO	6.200%	10/1/19	350	430
Colorado Housing & Finance Authority
Employment Compensation Special
Assessment Revenue	1.600%	5/15/16	400	407
George Washington University District of
Columbia GO	3.485%	9/15/22	200	212
Harris County TX Toll Road Revenue	1.361%	8/15/17	250	250
Howard Hughes Medical Institute Maryland
Revenue	3.450%	9/1/14	150	157
Illinois GO	4.511%	3/1/15	205	217
Illinois GO	4.961%	3/1/16	700	768
Illinois GO	5.365%	3/1/17	220	246
JobsOhio Beverage System Statewide Liquor
Profits Revenue	2.217%	1/1/19	150	152
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-EGSL	3.220%	2/1/21	750	805

	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	350	386
5	Mississippi GO (Nissan North America, Inc.
	Project)	0.904%	11/1/17	300	300
	University of California Revenue	1.745%	5/15/19	250	252
5	University of California Revenue	0.784%	7/1/41	500	501
Total Taxable Municipal Bonds (Cost $6,281)					6,499
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (0.1%)
New York (0.0%)
13	New York City NY Industrial Development
	Agency Special Facility Revenue (American
	Airlines Inc. John F. Kennedy International
	Airport Project)	7.500%	8/1/16	75	80

California (0.1%)
14	California Housing Finance Agency
	Multifamily Housing Revenue VRDO	0.120%	4/5/13	500	500

Total Tax-Exempt Municipal Bonds (Cost $574)					580
				Shares
Convertible Preferred Stocks (0.0%)

7	Lehman Brothers Holdings Inc. Pfd.	7.250%
	(Cost $700)			700	—
Preferred Stocks (0.0%)
	Aspen Insurance Holdings Ltd. Pfd.	7.401%		5,950	162
[3,15] Federal National Mortgage Assn. Pfd.		4.500%		21,600	61
Total Preferred Stocks (Cost $694)					223
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
16	Vanguard Market Liquidity Fund
	(Cost 16,747)	0.147%		16,747,085	16,747
Total Investments (99.7%) (Cost $1,034,392)					1,050,736
			Expiration
			Date	Contracts
Liability for Options Written (0.0%)
Call Options on 10-Year U.S. Treasury Note
Futures Contracts, Strike Price 132.00
(Premiums received $5)			4/26/13	33	(19)
Other Assets and Liabilities-Net (0.3%)					3,164
Net Assets (100%)					1,053,881

1 Securities with a value of $550,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $215,000 have been segregated as collateral for open swap contracts.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.

6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the aggregate value of these securities was $135,140,000, representing 12.8% of net assets.
7 Non-income-producing security--security in default.
8 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
9 Guaranteed by the Government of Japan.
10 Guaranteed by multiple countries.
11 Guaranteed by the Federal Republic of Germany.
12 Guaranteed by the Republic of Austria.
13 Security made only partial interest payments during the period end March 31, 2013.
14 Scheduled principal and interest payments are guaranteed by bank letter of credit.
15 Non-income producing security-security discontinued payments effective September 30, 2008.
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures and Options: The portfolio uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position expires worthless, and the portfolio loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the portfolio has a loss equal to the market value of the option written, less the premium received.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Options on futures contracts are also valued based upon their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At March 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2013	11	2,425	1
5-Year U.S. Treasury Note	June 2013	(247)	(30,642)	(61)
10-Year U.S. Treasury Note	June 2013	30	3,960	22
30-Year U.S. Treasury Bond	June 2013	(98)	(14,158)	(172)
Ultra Long U.S. Treasury Bond	June 2013	11	1,734	40

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Swap Contracts: The portfolio may invest in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay amounts due to the portfolio. Upon a counterparty default, a portfolio's risk of loss, or exposure, is the amount of unrealized appreciation on the swap plus the cost of initiating a new swap with a new counterparty. The portfolio attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or posted is compared daily to the value of the swap contracts exposure with each counterparty, and any difference in excess of a specified minimum transfer amount is adjusted and settled within two business days.

At March 31, 2013, the portfolio had the following open swap contracts:

Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Altria Group Inc./Baa1	12/20/16	JPMC	260	1	1.000	6
Altria Group Inc./Baa1	12/20/16	BOANA	260	2	1.000	7
Bank of America Corp./Baa2	12/20/17	MSCS	420	15	1.000	9
BNP Paribas SA/A2	9/20/17	BARC	365	22	1.000	12
BNP Paribas SA/A2	3/20/18	DBAG	700	7	1.000	(18)
CDX.NA.IG.19-V1/Baa1	12/20/17	JPMC	840	(4)	1.000	3
Cisco Systems Inc./A1	6/20/17	BOANA	625	(5)	1.000	10
Deutsche Bank AG/A2	12/20/17	BOANA	700	16	1.000	8
Deutsche Bank AG/A2	12/20/17	BOANA	700	15	1.000	8
Energy Transfer Partners
LP/Baa3	6/20/17	BOANA	370	18	1.000	15
Genworth Financial Inc./Baa3	3/20/18	BOANA	250	(29)	5.000	4
Goldman Sachs Group Inc./A3	12/20/17	MSCS	485	18	1.000	12
Hartford Financial Services
Group Inc./Baa3	3/20/18	JPMC	500	4	1.000	2
Hartford Financial Services
Group Inc./Baa3	3/20/18	GSCM	250	1	1.000	—
HSBC Finance Corp./Baa1	9/20/16	DBAG	300	8	1.000	13
Lincoln National Corp./Baa2	9/20/17	BOANA	600	40	1.000	35
MetLife Inc./A3	3/20/17	GSCM	255	10	1.000	10
MetLife Inc./A3	3/20/17	GSCM	255	10	1.000	10
National Rural Utilities	12/20/17	CSFBI	480	(6)	1.000	4

Cooperative Finance Corp./A2
National Rural Utilities
Cooperative Finance Corp./A2	12/20/17	CSFBI	100	(1)	1.000	1
Royal Bank of Scotland plc/A3	3/20/17	GSCM	600	(8)	3.000	18
Societe Generale/A2	3/20/18	DBAG	500	(17)	3.000	2
UnitedHealth Group Inc./A3	9/20/17	DBAG	250	1	1.000	7
UnitedHealth Group Inc./A3	12/20/17	CSFBI	250	(3)	1.000	2
UnitedHealth Group Inc./A3	3/20/18	JPMC	500	(9)	1.000	1
			10,815			181

Credit Protection Purchased
AT&T Inc.	6/20/13	GSCM	300	—	(1.040)	(1)
Bank of America Corp.	12/20/14	DBAG	170	(1)	(1.000)	(3)
Bank of America Corp.	12/20/14	BARC	170	(1)	(1.000)	(3)
Bank of America Corp.	12/20/14	BARC	300	(1)	(1.000)	(4)
CDX.NA.IG.15.V1	12/20/15	JPMC	1,390	(10)	(1.000)	(31)
Citigroup Inc.	6/20/14	BOANA	1,120	(13)	(5.000)	(79)
Computer Sciences Corp.	9/20/15	BARC	185	17	(5.000)	(2)
Computer Sciences Corp.	9/20/15	MSCS	185	17	(5.000)	(2)
Merrill Lynch & Co. Inc.	12/20/17	MSCS	420	(13)	(1.000)	(13)
Morgan Stanley	9/20/15	BARC	200	(5)	(1.000)	(7)
Plains All American Pipeline LP	3/20/18	CSFBI	480	1	(1.000)	—
PPG Industries Inc.	3/20/18	GSCM	600	10	(1.000)	(3)
Wells Fargo	3/20/15	GSCM	280	(1)	(1.000)	(5)
			5,800			(153)
			16,615			28

The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 BARC—Barclays Bank plc.
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
MSCS—Morgan Stanley Capital Services LLC

Interest Rate Swaps

					Floating
			Fixed		Interest Rate	Unrealized
		Notional	Interest Rate		Received	Appreciation
		Amount	Received (Paid)		(Paid)	(Depreciation)
Termination Date	Counterparty[1]	($000)	(%)		(%)	($000)
4/5/13	GSCM	1,275	1.767	(0.204)	[3]	—
6/2/13	BOANA	285	0.755	(0.287)	[2]	—
12/1/13	WFC	2,292	2.582	(0.287)	[2]	35
12/1/13	GSCM	2,923	2.584	(0.287)	[2]	44
3/2/14	WFC	5,000	0.404	(0.204)	[3]	7
3/5/14	CSFBI	5,000	0.408	(0.204)	[3]	7
3/15/14	WFC	250	0.519	(0.280)	[2]	—
10/14/14	WFC	180	1.861	(0.305)	[2]	4
2/7/15	BARC	2,000	0.335	(0.203)	[3]	1
4/1/15	BNPSW	145	0.407	(0.291)	[2]	—
11/7/15	BOANA	5,000	0.375	(0.203)	[3]	(1)
11/7/15	BOANA	5,000	0.374	(0.203)	[3]	(1)
6/1/16	WFC	350	2.910	(0.287)	[2]	26
6/1/16	WFC	25	0.566	(0.287)	[2]	—
3/5/17	CSFBI	5,000	(1.064)	0.204	[3]	(88)
3/5/17	GSCM	1,500	(1.063)	0.204	[3]	(26)
11/7/17	BOANA	3,000	(0.723)	0.203	[3]	6
11/7/17	BOANA	4,000	(0.716)	0.203	[3]	10
2/7/18	BARC	3,000	(0.957)	0.203	[3]	(18)
2/7/19	WFC	4,000	(1.220)	0.203	[3]	(29)
						(23)

1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
GSCM—Goldman Sachs Bank USA.
WFC—Wells Fargo Bank N.A.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

At March 31, 2013, counterparties had deposited in segregated accounts securities with a value of $416,000 in connection with open swap contracts. In the event of default or bankruptcy by a counterparty, the portfolio may sell or retain the securities, however such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	132,856	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	207,417	—
Corporate Bonds	—	609,383	1
Sovereign Bonds	—	77,030	—
Taxable Municipal Bonds	—	6,499	—
Tax-Exempt Municipal Bonds	—	580	—
Convertible Preferred Stocks	—	—	—
Preferred Stocks	223	—
Temporary Cash Investments	16,747	—	—
Liability for Options Written	(19)	—	—
Futures Contracts—Assets[1]	72	—	—
Futures Contracts—Liabilities[1]	(33)	—	—
Swap Contracts—Assets	—	339	—
Swap Contracts—Liabilities	—	(334)	—
Total	16,990	1,033,770	1
1 Represents variation margin on the last day of the reporting period.

E. At March 31, 2013, the cost of investment securities for tax purposes was $1,035,184,000. Net unrealized appreciation of investment securities for tax purposes was $15,552,000, consisting of unrealized gains of $19,864,000 on securities that had risen in value since their purchase and $4,312,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Value Portfolio

Schedule of Investments
As of March 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (96.8%)
Consumer Discretionary (5.9%)
Target Corp.	517,800	35,443
Carnival Corp.	465,400	15,963
Service Corp. International	345,768	5,785
		57,191
Consumer Staples (10.6%)
Philip Morris International Inc.	432,400	40,088
Diageo plc ADR	195,100	24,552
Imperial Tobacco Group plc ADR	331,000	23,183
Altria Group Inc.	434,400	14,939
		102,762
Energy (14.6%)
Phillips 66	452,172	31,639
ConocoPhillips	441,344	26,525
Occidental Petroleum Corp.	280,800	22,006
BP plc ADR	414,800	17,567
Seadrill Ltd.	436,400	16,238
Marathon Petroleum Corp.	162,600	14,569
Spectra Energy Corp.	407,900	12,543
		141,087
Financials (21.0%)
American Express Co.	533,800	36,010
JPMorgan Chase & Co.	648,550	30,780
Wells Fargo & Co.	809,100	29,929
PNC Financial Services Group Inc.	414,872	27,589
Bank of America Corp.	1,446,446	17,618
Capital One Financial Corp.	319,700	17,567
XL Group plc Class A	494,300	14,977
SLM Corp.	722,300	14,793
Citigroup Inc.	313,530	13,871
		203,134
Health Care (16.0%)
Pfizer Inc.	1,156,914	33,389
Medtronic Inc.	632,000	29,679
Baxter International Inc.	406,200	29,506
WellPoint Inc.	401,800	26,611
Johnson & Johnson	319,600	26,057
Merck & Co. Inc.	218,500	9,664
		154,906
Industrials (13.1%)
General Electric Co.	1,129,400	26,112
Raytheon Co.	436,300	25,650
Honeywell International Inc.	333,200	25,107
Emerson Electric Co.	296,500	16,565
Illinois Tool Works Inc.	227,900	13,888
Xylem Inc.	325,300	8,965
Exelis Inc.	613,200	6,678

ITT Corp.		156,500	4,449
			127,414
Information Technology (5.4%)
Microsoft Corp.		821,500	23,503
International Business Machines Corp.		87,100	18,579
Intel Corp.		456,300	9,970
			52,052
Materials (0.9%)
EI du Pont de Nemours & Co.		185,200	9,104

Telecommunication Services (3.6%)
AT&T Inc.		585,727	21,490
Verizon Communications Inc.		271,660	13,352
			34,842
Utilities (5.7%)
CenterPoint Energy Inc.		953,200	22,839
Public Service Enterprise Group Inc.		583,200	20,027
Entergy Corp.		195,100	12,338
			55,204
Total Common Stocks (Cost $807,418)			937,696
	Coupon
Temporary Cash Investment (3.4%)
Money Market Fund (3.4%)
1 Vanguard Market Liquidity Fund (Cost
$32,838)	0.147%	32,838,000	32,838

Total Investments (100.2%) (Cost $840,256)			970,534
Other Assets and Liabilities-Net (-0.2%)			(1,529)
Net Assets (100%)			969,005

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

Vanguard Diversified Value Portfolio

At March 31, 2013, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2013, the cost of investment securities for tax purposes was $840,256,000. Net unrealized appreciation of investment securities for tax purposes was $130,278,000, consisting of unrealized gains of $223,141,000 on securities that had risen in value since their purchase and $92,863,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Yield Bond Portfolio

Schedule of Investments
As of March 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Security (0.2%)
1	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. (Cost $1,310)	5.500%	4/1/23	1,310	1,303

Corporate Bonds (91.0%)
Finance (14.5%)
	Banking (3.8%)
	Ally Financial Inc.	8.000%	3/15/20	2,250	2,784
	Ally Financial Inc.	7.500%	9/15/20	2,480	3,013
1	Barclays Bank plc	6.050%	12/4/17	4,061	4,533
	Barclays Bank plc	5.140%	10/14/20	1,375	1,460
1	LBG Capital No.1 plc	7.875%	11/1/20	2,385	2,606
1	Lloyds TSB Bank plc	6.500%	9/14/20	785	889
	Royal Bank of Scotland Group plc	6.125%	12/15/22	3,515	3,661
	UBS AG	7.625%	8/17/22	2,305	2,574

	Finance Companies (8.1%)
2	Air Lease Corp.	6.125%	4/1/17	3,535	3,827
	Air Lease Corp.	4.750%	3/1/20	1,595	1,635
	CIT Group Inc.	4.250%	8/15/17	2,255	2,351
	CIT Group Inc.	5.250%	3/15/18	1,715	1,852
1	CIT Group Inc.	6.625%	4/1/18	3,405	3,882
1	CIT Group Inc.	5.500%	2/15/19	1,815	1,992
	CIT Group Inc.	5.375%	5/15/20	3,415	3,722
	CIT Group Inc.	5.000%	8/15/22	3,245	3,480
	International Lease Finance Corp.	8.625%	9/15/15	545	620
	International Lease Finance Corp.	5.750%	5/15/16	530	573
1	International Lease Finance Corp.	6.750%	9/1/16	895	1,016
	International Lease Finance Corp.	8.750%	3/15/17	1,180	1,391
	International Lease Finance Corp.	3.875%	4/15/18	1,405	1,403
1	International Lease Finance Corp.	7.125%	9/1/18	1,775	2,095
	International Lease Finance Corp.	5.875%	4/1/19	1,820	1,968
	International Lease Finance Corp.	6.250%	5/15/19	1,882	2,070
	International Lease Finance Corp.	8.250%	12/15/20	1,511	1,851
	International Lease Finance Corp.	4.625%	4/15/21	970	969
	International Lease Finance Corp.	8.625%	1/15/22	900	1,143
1	Provident Funding Associates LP / PFG
	Finance Corp.	10.250%	4/15/17	1,300	1,459
	SLM Corp.	6.250%	1/25/16	680	742
	SLM Corp.	6.000%	1/25/17	1,410	1,535
	SLM Corp.	8.450%	6/15/18	1,100	1,303
	SLM Corp.	8.000%	3/25/20	1,675	1,952
	SLM Corp.	7.250%	1/25/22	615	689
	SLM Corp.	5.500%	1/25/23	510	506

	Insurance (2.6%)
3	Hartford Financial Services Group Inc.	8.125%	6/15/38	3,145	3,727
1	ING US Inc.	5.500%	7/15/22	4,270	4,727
1	Liberty Mutual Group Inc.	7.800%	3/15/37	1,560	1,813
[1,3] MetLife Capital Trust IV		7.875%	12/15/67	1,390	1,724
[1,3] MetLife Capital Trust X		9.250%	4/8/68	1,000	1,393

	Provident Cos. Inc.	7.000%	7/15/18	690	822
	Unum Group	7.375%	6/15/32	175	193
					81,945
Industrial (70.3%)
	Basic Industry (8.0%)
[2,4] Arch Coal Inc. Bank Loan		5.750%	5/16/18	1,796	1,823
1	Ashland Inc.	3.875%	4/15/18	590	599
1	Ashland Inc.	4.750%	8/15/22	570	580
1	Ashland Inc.	4.750%	8/15/22	775	785
1	Axiall Corp.	4.875%	5/15/23	230	235
	Cascades Inc.	7.750%	12/15/17	825	879
	Cascades Inc.	7.875%	1/15/20	250	268
	Celanese US Holdings LLC	6.625%	10/15/18	380	411
	Celanese US Holdings LLC	5.875%	6/15/21	305	332
	CF Industries Inc.	6.875%	5/1/18	980	1,172
	CF Industries Inc.	7.125%	5/1/20	760	941
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.250%	12/15/17	500	536
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	375	408
	CONSOL Energy Inc.	8.000%	4/1/17	1,280	1,376
	CONSOL Energy Inc.	8.250%	4/1/20	1,165	1,293
1	Eagle Spinco Inc.	4.625%	2/15/21	415	423
1	Eldorado Gold Corp.	6.125%	12/15/20	1,035	1,077
1	FMG Resources August 2006 Pty Ltd.	7.000%	11/1/15	1,475	1,541
1	FMG Resources August 2006 Pty Ltd.	6.375%	2/1/16	1,130	1,165
1	FMG Resources August 2006 Pty Ltd.	6.875%	2/1/18	2,335	2,458
1	FMG Resources August 2006 Pty Ltd.	6.875%	4/1/22	1,525	1,597
1	Hexion US Finance Corp.	6.625%	4/15/20	525	526
	Hexion US Finance Corp.	6.625%	4/15/20	1,455	1,459
	Hexion US Finance Corp. / Hexion Nova
	Scotia Finance ULC	8.875%	2/1/18	1,920	1,992
1	INEOS Finance plc	8.375%	2/15/19	1,225	1,354
1	INEOS Finance plc	7.500%	5/1/20	1,990	2,164
[2,4] INEOS Holdings Ltd. Bank Loan		6.500%	4/27/18	1,312	1,331
	LyondellBasell Industries NV	5.000%	4/15/19	3,510	3,962
	LyondellBasell Industries NV	6.000%	11/15/21	496	589
	Neenah Paper Inc.	7.375%	11/15/14	327	327
	Novelis Inc.	8.375%	12/15/17	1,120	1,229
	Novelis Inc.	8.750%	12/15/20	1,260	1,421
	Peabody Energy Corp.	7.375%	11/1/16	1,930	2,186
	Peabody Energy Corp.	6.000%	11/15/18	2,430	2,588
	Peabody Energy Corp.	6.500%	9/15/20	175	186
	Peabody Energy Corp.	6.250%	11/15/21	1,740	1,812
	Peabody Energy Corp.	7.875%	11/1/26	1,315	1,400
	PH Glatfelter Co.	5.375%	10/15/20	210	220
	Weyerhaeuser Co.	7.375%	10/1/19	570	702

	Capital Goods (7.6%)
1	Ardagh Packaging Finance plc	7.375%	10/15/17	870	953
1	Ardagh Packaging Finance plc	9.125%	10/15/20	880	970
1	Ashtead Capital Inc.	6.500%	7/15/22	335	364
	B/E Aerospace Inc.	6.875%	10/1/20	1,245	1,377
	B/E Aerospace Inc.	5.250%	4/1/22	3,221	3,330
	Ball Corp.	7.125%	9/1/16	105	111
	Ball Corp.	7.375%	9/1/19	1,295	1,431
	Ball Corp.	5.000%	3/15/22	740	768

1 Building Materials Corp. of America	6.875%	8/15/18	420	452
1 Building Materials Corp. of America	6.750%	5/1/21	1,645	1,795
Case New Holland Inc.	7.750%	9/1/13	695	711
Case New Holland Inc.	7.875%	12/1/17	2,660	3,129
1 Cemex Finance LLC	9.500%	12/14/16	3,190	3,445
Clean Harbors Inc.	5.250%	8/1/20	635	653
1 Clean Harbors Inc.	5.125%	6/1/21	365	372
CNH Capital LLC	3.875%	11/1/15	610	627
CNH Capital LLC	6.250%	11/1/16	1,675	1,849
Crown Americas LLC / Crown Americas
Capital Corp. III	6.250%	2/1/21	1,100	1,200
1 Crown Americas LLC / Crown Americas
Capital Corp. IV	4.500%	1/15/23	820	798
1 Fibria Overseas Finance Ltd.	7.500%	5/4/20	1,069	1,203
1 Fibria Overseas Finance Ltd.	6.750%	3/3/21	300	334
Huntington Ingalls Industries Inc.	6.875%	3/15/18	791	860
Huntington Ingalls Industries Inc.	7.125%	3/15/21	1,380	1,504
Masco Corp.	6.125%	10/3/16	465	519
Masco Corp.	5.850%	3/15/17	278	307
Masco Corp.	6.625%	4/15/18	105	118
Masco Corp.	7.125%	3/15/20	2,372	2,769
Masco Corp.	5.950%	3/15/22	590	664
Masco Corp.	7.750%	8/1/29	480	542
Masco Corp.	6.500%	8/15/32	120	122
Owens Corning	9.000%	6/15/19	1,000	1,280
Owens Corning	7.000%	12/1/36	160	183
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	7.125%	4/15/19	1,905	2,057
United Rentals North America Inc.	5.750%	7/15/18	1,400	1,519
United Rentals North America Inc.	7.375%	5/15/20	915	1,013
United Rentals North America Inc.	7.625%	4/15/22	945	1,054
United Rentals North America Inc.	6.125%	6/15/23	390	418
Vulcan Materials Co.	6.400%	11/30/17	480	533
Vulcan Materials Co.	7.000%	6/15/18	1,600	1,816
Vulcan Materials Co.	7.500%	6/15/21	60	71
Vulcan Materials Co.	7.150%	11/30/37	100	102

Communication (17.3%)
Belo Corp.	8.000%	11/15/16	250	269
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.250%	10/30/17	1,035	1,113
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.875%	4/30/18	1,045	1,114
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.000%	1/15/19	911	982
CCO Holdings LLC / CCO Holdings Capital
Corp.	8.125%	4/30/20	1,156	1,292
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.500%	4/30/21	1,505	1,590
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.625%	1/31/22	1,500	1,609
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	9/30/22	1,828	1,801
CSC Holdings LLC	7.875%	2/15/18	1,090	1,270
CSC Holdings LLC	7.625%	7/15/18	2,085	2,426
CSC Holdings LLC	8.625%	2/15/19	895	1,074
CSC Holdings LLC	6.750%	11/15/21	690	776

DISH DBS Corp.	4.625%	7/15/17	1,020	1,060
DISH DBS Corp.	7.875%	9/1/19	795	943
DISH DBS Corp.	6.750%	6/1/21	3,630	4,029
DISH DBS Corp.	5.875%	7/15/22	1,900	1,993
1 DISH DBS Corp.	5.000%	3/15/23	2,125	2,096
1 eAccess Ltd.	8.250%	4/1/18	1,911	2,121
GCI Inc.	6.750%	6/1/21	1,281	1,201
Hughes Satellite Systems Corp.	6.500%	6/15/19	3,017	3,311
Hughes Satellite Systems Corp.	7.625%	6/15/21	580	664
1 IAC/InterActiveCorp	4.750%	12/15/22	720	702
1 Inmarsat Finance plc	7.375%	12/1/17	590	630
Intelsat Jackson Holdings SA	7.250%	4/1/19	2,875	3,137
Intelsat Jackson Holdings SA	8.500%	11/1/19	475	534
Intelsat Jackson Holdings SA	7.250%	10/15/20	4,565	5,027
Intelsat Jackson Holdings SA	7.500%	4/1/21	1,350	1,504
Lamar Media Corp.	7.875%	4/15/18	305	331
Lamar Media Corp.	5.875%	2/1/22	585	635
Lamar Media Corp.	5.000%	5/1/23	1,170	1,170
Liberty Interactive LLC	8.500%	7/15/29	405	446
Liberty Interactive LLC	8.250%	2/1/30	1,560	1,718
1 Lynx I Corp.	5.375%	4/15/21	1,270	1,324
MetroPCS Wireless Inc.	7.875%	9/1/18	1,485	1,626
MetroPCS Wireless Inc.	6.625%	11/15/20	2,175	2,267
National CineMedia LLC	6.000%	4/15/22	895	962
1 NBCUniversal Enterprise Inc.	5.250%	12/19/49	1,940	1,960
Nielsen Finance LLC / Nielsen Finance Co.	7.750%	10/15/18	1,300	1,443
NII Capital Corp.	7.625%	4/1/21	2,200	1,584
Quebecor Media Inc.	7.750%	3/15/16	795	808
Quebecor Media Inc.	7.750%	3/15/16	765	777
1 Quebecor Media Inc.	5.750%	1/15/23	2,530	2,593
1 SBA Communications Corp.	5.625%	10/1/19	1,295	1,334
SBA Telecommunications Inc.	8.250%	8/15/19	436	482
1 SBA Telecommunications Inc.	5.750%	7/15/20	410	426
1 Sinclair Television Group Inc.	9.250%	11/1/17	1,075	1,165
1 Sirius XM Radio Inc.	5.250%	8/15/22	1,515	1,543
1 Sprint Nextel Corp.	9.000%	11/15/18	3,460	4,277
1 Sprint Nextel Corp.	7.000%	3/1/20	4,420	5,138
Starz LLC / Starz Finance Corp.	5.000%	9/15/19	1,095	1,128
1 Unitymedia Hessen GmbH & Co. KG /
Unitymedia NRW GmbH	5.500%	1/15/23	1,460	1,500
1 UPCB Finance III Ltd.	6.625%	7/1/20	2,735	2,944
1 UPCB Finance V Ltd.	7.250%	11/15/21	1,170	1,293
1 UPCB Finance VI Ltd.	6.875%	1/15/22	1,401	1,522
Videotron Ltd.	9.125%	4/15/18	695	730
Videotron Ltd.	5.000%	7/15/22	1,018	1,036
Virgin Media Finance plc	5.250%	2/15/22	730	742
1 Wind Acquisition Finance SA	11.750%	7/15/17	2,645	2,807
Windstream Corp.	7.875%	11/1/17	1,180	1,348
Windstream Corp.	8.125%	9/1/18	645	708
Windstream Corp.	7.000%	3/15/19	250	256
Windstream Corp.	7.750%	10/15/20	1,305	1,416
Zayo Group LLC / Zayo Capital Inc.	8.125%	1/1/20	615	689
Zayo Group LLC / Zayo Capital Inc.	10.125%	7/1/20	1,470	1,731

Consumer Cyclical (10.8%)
AMC Entertainment Inc.	8.750%	6/1/19	1,750	1,918
AutoNation Inc.	5.500%	2/1/20	455	494

	Caesars Entertainment Operating Co. Inc.	8.500%	2/15/20	4,010	3,975
1	Carlson Wagonlit BV	6.875%	6/15/19	2,240	2,341
	Choice Hotels International Inc.	5.700%	8/28/20	211	231
	Choice Hotels International Inc.	5.750%	7/1/22	205	227
1	Cinemark USA Inc.	5.125%	12/15/22	195	196
1	Continental Rubber Of America Corp.	4.500%	9/15/19	3,175	3,246
1	Corrections Corp. of America	4.125%	4/1/20	1,300	1,324
1	Corrections Corp. of America	4.625%	5/1/23	1,615	1,647
	Delphi Corp.	5.875%	5/15/19	1,001	1,081
	Delphi Corp.	6.125%	5/15/21	830	913
1	FelCor Lodging LP	5.625%	3/1/23	1,315	1,341
1	General Motors Financial Co. Inc.	4.750%	8/15/17	3,355	3,489
	General Motors Financial Co. Inc.	6.750%	6/1/18	1,170	1,325
	Hanesbrands Inc.	8.000%	12/15/16	304	329
	Hanesbrands Inc.	6.375%	12/15/20	1,086	1,182
	Host Hotels & Resorts LP	6.750%	6/1/16	247	252
	Host Hotels & Resorts LP	5.875%	6/15/19	870	956
	Host Hotels & Resorts LP	6.000%	11/1/20	1,475	1,634
	Limited Brands, Inc.	8.500%	6/15/19	290	356
	Limited Brands, Inc.	7.000%	5/1/20	580	672
	Limited Brands, Inc.	6.625%	4/1/21	1,430	1,616
	Limited Brands, Inc.	5.625%	2/15/22	525	557
1	NAI Entertainment Holdings LLC	8.250%	12/15/17	97	105
	Neiman Marcus Group Inc.	7.125%	6/1/28	1,790	1,846
	PVH Corp.	7.375%	5/15/20	645	721
	PVH Corp.	4.500%	12/15/22	750	741
1	QVC Inc.	7.500%	10/1/19	1,899	2,106
	QVC Inc.	5.125%	7/2/22	90	95
1	Realogy Group LLC	7.625%	1/15/20	1,726	1,948
	Regal Cinemas Corp.	8.625%	7/15/19	1,735	1,924
	Regal Entertainment Group	5.750%	2/1/25	192	189
	Rite Aid Corp.	8.000%	8/15/20	750	846
	Royal Caribbean Cruises Ltd.	11.875%	7/15/15	750	917
	Sally Holdings LLC / Sally Capital Inc.	6.875%	11/15/19	1,151	1,278
	Sally Holdings LLC / Sally Capital Inc.	5.750%	6/1/22	640	667
	Service Corp. International	7.625%	10/1/18	940	1,108
	Service Corp. International	4.500%	11/15/20	660	665
	Service Corp. International	8.000%	11/15/21	1,225	1,465
	Tenneco Inc.	7.750%	8/15/18	230	252
	Tenneco Inc.	6.875%	12/15/20	1,275	1,399
1	TRW Automotive Inc.	7.000%	3/15/14	1,405	1,468
1	TRW Automotive Inc.	7.250%	3/15/17	1,487	1,717
1	TRW Automotive Inc.	4.500%	3/1/21	525	533
[2,4] US Foods Inc. Bank Loan		5.750%	3/31/17	1,307	1,323
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.875%	11/1/17	500	534
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.875%	5/1/20	990	1,099
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.750%	8/15/20	2,925	3,283
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.375%	3/15/22	1,455	1,524

	Consumer Noncyclical (10.0%)
1	ARAMARK Corp.	5.750%	3/15/20	300	307
	Avon Products Inc.	4.600%	3/15/20	125	129
	Avon Products Inc.	5.000%	3/15/23	500	512

[2,4] Bausch & Lomb Inc. Bank Loan		5.250%	5/17/19	1,300	1,311
	Bio-Rad Laboratories Inc.	8.000%	9/15/16	215	229
1	Biomet Inc.	6.500%	8/1/20	2,120	2,247
1	Biomet Inc.	6.500%	10/1/20	2,305	2,368
	CHS/Community Health Systems Inc.	5.125%	8/15/18	1,790	1,875
	Constellation Brands Inc.	7.250%	9/1/16	2,305	2,616
	Constellation Brands Inc.	7.250%	5/15/17	730	840
	Constellation Brands Inc.	6.000%	5/1/22	370	406
	DaVita HealthCare Partners Inc.	6.375%	11/1/18	997	1,064
	DaVita HealthCare Partners Inc.	6.625%	11/1/20	1,190	1,288
1	Fresenius Medical Care US Finance II Inc.	5.625%	7/31/19	1,325	1,456
1	Fresenius Medical Care US Finance II Inc.	5.875%	1/31/22	595	664
1	Fresenius Medical Care US Finance Inc.	6.500%	9/15/18	365	416
1	Fresenius Medical Care US Finance Inc.	5.750%	2/15/21	1,170	1,296
1	Fresenius US Finance II Inc.	9.000%	7/15/15	795	910
	HCA Holdings Inc.	6.250%	2/15/21	960	1,024
	HCA Inc.	6.375%	1/15/15	210	226
	HCA Inc.	6.500%	2/15/16	490	537
	HCA Inc.	8.500%	4/15/19	2,315	2,555
	HCA Inc.	6.500%	2/15/20	4,965	5,598
	HCA Inc.	5.875%	3/15/22	1,850	1,989
	HCA Inc.	4.750%	5/1/23	2,500	2,491
	HCA Inc.	7.690%	6/15/25	130	139
	Health Management Associates Inc.	7.375%	1/15/20	2,383	2,609
1	Hypermarcas SA	6.500%	4/20/21	2,020	2,179
1	IMS Health Inc.	12.500%	3/1/18	2,065	2,468
1	IMS Health Inc.	6.000%	11/1/20	595	621
	LifePoint Hospitals Inc.	6.625%	10/1/20	540	587
1	Party City Holdings Inc.	8.875%	8/1/20	2,725	2,987
[2,4] Quintiles Transnational Corp. Bank Loan		7.500%	2/28/17	425	435
	Tenet Healthcare Corp.	6.250%	11/1/18	1,500	1,665
	Tenet Healthcare Corp.	8.875%	7/1/19	1,105	1,243
1	Tenet Healthcare Corp.	4.750%	6/1/20	490	492
1	Tenet Healthcare Corp.	4.500%	4/1/21	1,332	1,307
1	US Foods Inc.	8.500%	6/30/19	1,530	1,626
	Warner Chilcott Co. LLC / Warner Chilcott
	Finance LLC	7.750%	9/15/18	3,743	3,996

	Energy (5.5%)
	Berry Petroleum Co.	6.375%	9/15/22	905	962
	Chesapeake Energy Corp.	6.625%	8/15/20	1,082	1,182
	Chesapeake Energy Corp.	6.875%	11/15/20	300	328
	Chesapeake Energy Corp.	6.125%	2/15/21	1,818	1,934
	Concho Resources Inc.	7.000%	1/15/21	417	460
	Concho Resources Inc.	6.500%	1/15/22	1,020	1,112
	Concho Resources Inc.	5.500%	10/1/22	2,685	2,786
	Continental Resources Inc.	5.000%	9/15/22	2,865	3,044
	Denbury Resources Inc.	8.250%	2/15/20	973	1,092
	Denbury Resources Inc.	6.375%	8/15/21	330	360
	Denbury Resources Inc.	4.625%	7/15/23	910	876
	EP Energy LLC / EP Energy Finance Inc.	9.375%	5/1/20	1,947	2,249
	EP Energy LLC / Everest Acquisition Finance
	Inc.	6.875%	5/1/19	860	942
	Harvest Operations Corp.	6.875%	10/1/17	1,375	1,536
	Hornbeck Offshore Services Inc.	5.875%	4/1/20	255	265
1	MEG Energy Corp.	6.375%	1/30/23	850	884
	Newfield Exploration Co.	7.125%	5/15/18	1,590	1,654

	Newfield Exploration Co.	6.875%	2/1/20	925	992
	Newfield Exploration Co.	5.750%	1/30/22	720	769
	Newfield Exploration Co.	5.625%	7/1/24	775	799
	Plains Exploration & Production Co.	6.500%	11/15/20	600	661
	Plains Exploration & Production Co.	6.625%	5/1/21	345	379
	Plains Exploration & Production Co.	6.750%	2/1/22	663	738
	Plains Exploration & Production Co.	6.875%	2/15/23	440	498
	Range Resources Corp.	6.750%	8/1/20	575	629
	Range Resources Corp.	5.750%	6/1/21	1,435	1,539
	Range Resources Corp.	5.000%	8/15/22	515	524
1	Seadrill Ltd.	5.625%	9/15/17	2,260	2,283

	Other Industrial (0.8%)
	CBRE Services Inc.	5.000%	3/15/23	2,520	2,545
	Virgin Media Finance plc	8.375%	10/15/19	1,620	1,811

	Technology (9.1%)
	Brocade Communications Systems Inc.	6.875%	1/15/20	356	391
1	Brocade Communications Systems Inc.	4.625%	1/15/23	755	731
	CDW LLC / CDW Finance Corp.	8.000%	12/15/18	1,770	1,969
[2,4] CDW LLC / CDW Finance Corp. Bank Loan		4.000%	7/15/17	1,461	1,468
	Equinix Inc.	8.125%	3/1/18	915	1,009
	Equinix Inc.	4.875%	4/1/20	280	281
	Equinix Inc.	7.000%	7/15/21	1,725	1,911
	Equinix Inc.	5.375%	4/1/23	1,215	1,232
	Fidelity National Information Services Inc.	7.875%	7/15/20	525	592
	Fidelity National Information Services Inc.	5.000%	3/15/22	2,185	2,316
1	First Data Corp.	7.375%	6/15/19	2,925	3,115
1	First Data Corp.	8.875%	8/15/20	621	693
1	First Data Corp.	6.750%	11/1/20	1,890	1,975
1	First Data Corp.	8.250%	1/15/21	1,160	1,206
[2,4] First Data Corp. Bank Loan		4.204%	9/24/14	1,448	1,443
1	Flextronics International Ltd.	4.625%	2/15/20	1,300	1,316
1	Flextronics International Ltd.	5.000%	2/15/23	1,935	1,930
	Freescale Semiconductor Inc.	8.875%	12/15/14	88	88
1	Freescale Semiconductor Inc.	10.125%	3/15/18	1,388	1,537
1	Freescale Semiconductor Inc.	9.250%	4/15/18	2,495	2,732
[2,4] Freescale Semiconductor Inc. Bank Loan		5.000%	3/1/20	2,645	2,655
[2,4] Infor (US) Inc. Bank Loan		5.250%	4/5/18	593	602
	Infor US Inc.	11.500%	7/15/18	895	1,049
	Infor US Inc.	9.375%	4/1/19	1,175	1,331
	Iron Mountain Inc.	7.750%	10/1/19	945	1,049
	Iron Mountain Inc.	8.000%	6/15/20	810	851
	Iron Mountain Inc.	8.375%	8/15/21	1,231	1,351
	Iron Mountain Inc.	5.750%	8/15/24	755	753
	Jabil Circuit Inc.	7.750%	7/15/16	310	357
	Jabil Circuit Inc.	8.250%	3/15/18	255	307
	Jabil Circuit Inc.	5.625%	12/15/20	285	304
	Jabil Circuit Inc.	4.700%	9/15/22	1,365	1,362
	Lender Processing Services Inc.	5.750%	4/15/23	1,060	1,105
1	NCR Corp.	4.625%	2/15/21	1,550	1,542
1	NCR Corp.	5.000%	7/15/22	480	482
1	NXP BV / NXP Funding LLC	5.750%	3/15/23	255	260
1	Sensata Technologies BV	6.500%	5/15/19	2,089	2,256
	SunGard Data Systems Inc.	7.375%	11/15/18	1,555	1,664
1	SunGard Data Systems Inc.	6.625%	11/1/19	1,475	1,523

SunGard Data Systems Inc.	7.625%	11/15/20	2,975	3,221

Transportation (1.2%)
3 Continental Airlines 2007-1 Class B Pass
Through Trust	6.903%	4/19/22	557	601
HDTFS Inc.	6.250%	10/15/22	135	146
1 Hertz Corp.	4.250%	4/1/18	270	275
Hertz Corp.	6.750%	4/15/19	2,600	2,847
Hertz Corp.	5.875%	10/15/20	205	217
Hertz Corp.	7.375%	1/15/21	2,230	2,481
				398,919
Utilities (6.2%)
Electric (3.0%)
AES Corp.	7.750%	10/15/15	1,240	1,393
AES Corp.	8.000%	10/15/17	1,255	1,476
AES Corp.	8.000%	6/1/20	565	670
1 Calpine Corp.	7.250%	10/15/17	2,807	2,979
1 Calpine Corp.	7.500%	2/15/21	1,852	2,033
1 Calpine Corp.	7.875%	1/15/23	450	500
DPL Inc.	6.500%	10/15/16	1,700	1,787
DPL Inc.	7.250%	10/15/21	2,830	2,996
Homer City Generation LP	8.734%	10/1/26	1,339	1,473
1 Ipalco Enterprises Inc.	7.250%	4/1/16	340	382
Ipalco Enterprises Inc.	5.000%	5/1/18	610	660
Puget Energy Inc.	5.625%	7/15/22	920	1,015

Natural Gas (3.2%)
AmeriGas Finance LLC / AmeriGas Finance
Corp.	6.750%	5/20/20	940	1,020
AmeriGas Finance LLC / AmeriGas Finance
Corp.	7.000%	5/20/22	1,375	1,497
El Paso LLC	7.000%	6/15/17	1,475	1,689
El Paso LLC	7.250%	6/1/18	1,755	2,016
El Paso LLC	6.500%	9/15/20	1,230	1,359
El Paso LLC	7.750%	1/15/32	740	830
Energy Transfer Equity LP	7.500%	10/15/20	2,460	2,829
Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	2,253	2,321
1 Kinder Morgan Finance Co. LLC	6.000%	1/15/18	1,906	2,106
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	6.500%	8/15/21	331	357
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	6.250%	6/15/22	985	1,064
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	5.500%	2/15/23	455	477
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	4.500%	7/15/23	400	392

				35,321
Total Corporate Bonds (Cost $481,750)				516,185
			Shares
Preferred Stocks (1.7%)
Citigroup Capital XIII Pfd.	7.875%		153,750	4,397
GMAC Capital Trust I Pfd.	8.125%		82,200	2,234
Hartford Financial Services Group Inc. Pfd.	7.875%		92,000	2,771
Total Preferred Stocks (Cost $8,395)				9,402

Other (0.0%)
* MediaNews Group Inc. Warrants Exp.
03/19/2017			2,084	17
* Virgin Media Escrow			1,620,000	6
Total Other Investments (Cost $778)				23
Temporary Cash Investments (6.7%)
			Face
			Amount
			($000)
Repurchase Agreement (4.7%)
Bank of America Securities, LLC
(Dated 3/28/13, Repurchase Value
$26,701,000, collateralized by U. S.
Treasury Note/Bond 0.250%, 4/30/14)	0.190%	4/1/13	26,700	26,700

U.S. Government and Agency Obligations (2.0%)
United States Treasury Bill	0.040%	4/15/13	11,400	11,400
Total Temporary Cash Investments (Cost $38,100)				38,100
Total Investments (99.6%) (Cost $530,333)				565,013
Other Assets and Liabilities-Net (0.4%)				2,475
Net Assets (100%)				567,488

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the aggregate value of these securities was $165,542,000, representing 29.2% of net assets.
2 Adjustable-rate security.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At March 31,
2013, the aggregate value of these securities was $12,391,000, representing 2.2% of net assets.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Repurchase Agreements: The portfolio may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the portfolio may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,303	—
Corporate Bonds	—	516,185	—
Preferred Stocks	9,402	—	—
Other	—	—	23
Temporary Cash Investments	—	38,100	—
Total	9,402	555,588	23

D. At March 31, 2013, the cost of investment securities for tax purposes was $530,333,000. Net unrealized appreciation of investment securities for tax purposes was $34,680,000, consisting of unrealized gains of $36,450,000 on securities that had risen in value since their purchase and $1,770,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Vanguard REIT Index Portfolio

Schedule of Investments
As of March 31, 2013

		Market
		Value
	Shares	($000)
Real Estate Investment Trusts (100.0%)
Diversified REITs (7.4%)
Vornado Realty Trust	241,467	20,196
Duke Realty Corp.	453,215	7,696
Liberty Property Trust	170,450	6,775
Lexington Realty Trust	271,424	3,203
WP Carey Inc.	44,747	3,016
Washington REIT	95,422	2,657
PS Business Parks Inc.	27,975	2,208
American Assets Trust Inc.	48,619	1,556
Cousins Properties Inc.	134,757	1,441
Investors Real Estate Trust	132,166	1,304
First Potomac Realty Trust	73,269	1,087
Select Income REIT	24,663	652
CapLease Inc.	98,394	627
Winthrop Realty Trust	42,707	537
Whitestone REIT	24,276	367
		53,322
Industrial REITs (5.0%)
Prologis Inc.	664,090	26,550
DCT Industrial Trust Inc.	387,096	2,864
First Industrial Realty Trust Inc.	147,150	2,521
EastGroup Properties Inc.	42,614	2,480
STAG Industrial Inc.	59,431	1,264
Monmouth Real Estate Investment Corp. Class A	46,878	523
		36,202
Office REITs (13.8%)
Boston Properties Inc.	217,423	21,973
Digital Realty Trust Inc.	177,811	11,897
SL Green Realty Corp.	130,219	11,213
Alexandria Real Estate Equities Inc.	91,832	6,518
BioMed Realty Trust Inc.	264,868	5,721
Kilroy Realty Corp.	107,706	5,644
Douglas Emmett Inc.	192,743	4,805
Piedmont Office Realty Trust Inc. Class A	241,898	4,739
Highwoods Properties Inc.	113,150	4,477
CommonWealth REIT	164,062	3,682
Mack-Cali Realty Corp.	126,029	3,606
Corporate Office Properties Trust	116,474	3,107
Brandywine Realty Trust	206,687	3,069
DuPont Fabros Technology Inc.	91,293	2,216
Government Properties Income Trust	78,660	2,024
Franklin Street Properties Corp.	107,541	1,572
Hudson Pacific Properties Inc.	63,750	1,387
Parkway Properties Inc.	62,536	1,160
Coresite Realty Corp.	30,321	1,061
		99,871
Residential REITs (16.2%)
Equity Residential	463,486	25,520
AvalonBay Communities Inc.	161,759	20,490

UDR Inc.	360,486	8,720
Camden Property Trust	121,287	8,330
Essex Property Trust Inc.	52,704	7,936
American Campus Communities Inc.	150,760	6,836
Apartment Investment & Management Co. Class A	209,741	6,431
BRE Properties Inc.	110,809	5,394
Home Properties Inc.	73,752	4,677
Equity Lifestyle Properties Inc.	56,690	4,354
Mid-America Apartment Communities Inc.	60,834	4,201
Post Properties Inc.	78,332	3,689
Colonial Properties Trust	120,418	2,723
Sun Communities Inc.	47,970	2,366
Education Realty Trust Inc.	162,898	1,715
Associated Estates Realty Corp.	71,056	1,325
Campus Crest Communities Inc.	87,625	1,218
Silver Bay Realty Trust Corp.	40,067	829
		116,754
Retail REITs (26.8%)
Simon Property Group Inc.	445,771	70,681
Kimco Realty Corp.	587,344	13,157
Macerich Co.	196,873	12,675
Realty Income Corp.	279,476	12,674
General Growth Properties Inc.	608,800	12,103
Federal Realty Investment Trust	93,202	10,070
Taubman Centers Inc.	88,941	6,907
Regency Centers Corp.	130,273	6,893
DDR Corp.	357,145	6,221
National Retail Properties Inc.	158,569	5,735
Weingarten Realty Investors	166,128	5,241
CBL & Associates Properties Inc.	220,509	5,204
Tanger Factory Outlet Centers	135,345	4,897
Retail Properties of America Inc.	192,583	2,850
Glimcher Realty Trust	204,269	2,370
Equity One Inc.	85,642	2,053
Acadia Realty Trust	72,875	2,024
Pennsylvania REIT	76,715	1,488
Ramco-Gershenson Properties Trust	83,063	1,395
Inland Real Estate Corp.	128,213	1,294
Retail Opportunity Investments Corp.	76,155	1,067
Alexander's Inc.	2,926	965
Excel Trust Inc.	64,324	878
Getty Realty Corp.	38,322	774
Saul Centers Inc.	17,261	755
Urstadt Biddle Properties Inc. Class A	33,600	731
Kite Realty Group Trust	105,778	713
Cedar Realty Trust Inc.	87,625	535
Rouse Properties Inc.	28,225	511
		192,861
Specialized REITs (30.8%)
HCP Inc.	651,385	32,478
Public Storage	210,277	32,029
Ventas Inc.	425,847	31,172
Health Care REIT Inc.	374,166	25,410
Host Hotels & Resorts Inc.	1,044,230	18,264
Senior Housing Properties Trust	268,880	7,214
Extra Space Storage Inc.	149,958	5,889

Corrections Corp. of America		144,261	5,636
Hospitality Properties Trust		198,406	5,444
Omega Healthcare Investors Inc.		161,496	4,903
Geo Group Inc.		102,787	3,867
Healthcare Realty Trust Inc.		125,769	3,571
RLJ Lodging Trust		156,093	3,553
EPR Properties		67,402	3,508
LaSalle Hotel Properties		135,616	3,442
Medical Properties Trust Inc.		213,363	3,422
Sovran Self Storage Inc.		43,791	2,824
* Sunstone Hotel Investors Inc.		228,379	2,811
CubeSmart		177,089	2,798
DiamondRock Hospitality Co.		280,592	2,612
Ryman Hospitality Properties		55,389	2,534
Pebblebrook Hotel Trust		87,600	2,259
National Health Investors Inc.		34,067	2,230
* Strategic Hotels & Resorts Inc.		235,527	1,967
LTC Properties Inc.		43,984	1,791
Healthcare Trust of America Inc. Class A		143,608	1,687
Chesapeake Lodging Trust		68,508	1,572
Sabra Health Care REIT Inc.		53,453	1,551
Hersha Hospitality Trust Class A		256,947	1,501
Ashford Hospitality Trust Inc.		92,966	1,149
* FelCor Lodging Trust Inc.		169,446	1,008
Universal Health Realty Income Trust		17,277	997
Summit Hotel Properties Inc.		90,644	949
			222,042
Total Real Estate Investment Trusts (Cost $682,321)			721,052
	Coupon
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1 Vanguard Market Liquidity Fund (Cost
$1,789)	0.147%	1,789,111	1,789

Total Investments (100.3%) (Cost $684,110)			722,841
Other Assets and Liabilities-Net (-0.3%)			(2,061)
Net Assets (100%)			720,780

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Vanguard REIT Index Portfolio

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2013, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2013, the cost of investment securities for tax purposes was $684,110,000. Net unrealized appreciation of investment securities for tax purposes was $38,731,000, consisting of unrealized gains of $106,559,000 on securities that had risen in value since their purchase and $67,828,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small Company Growth Portfolio

Schedule of Investments
As of March 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (95.2%)[1]
Consumer Discretionary (19.6%)
*	Hanesbrands Inc.	227,200	10,351
	Monro Muffler Brake Inc.	216,437	8,595
*,^ Coinstar Inc.		137,780	8,049
*	Pandora Media Inc.	562,300	7,962
	Brunswick Corp.	231,500	7,922
*	Cabela's Inc.	117,100	7,117
	Cinemark Holdings Inc.	236,500	6,963
	Chico's FAS Inc.	402,400	6,760
*	Hibbett Sports Inc.	119,600	6,730
*	Modine Manufacturing Co.	734,650	6,685
*	Crocs Inc.	401,400	5,949
*	Buffalo Wild Wings Inc.	62,600	5,479
*	iRobot Corp.	209,100	5,366
*	Steven Madden Ltd.	111,850	4,825
*	Genesco Inc.	78,200	4,699
*	Grand Canyon Education Inc.	162,100	4,116
*	MarineMax Inc.	288,300	3,918
*	Gentherm Inc.	236,100	3,867
*,^ Vera Bradley Inc.		160,100	3,783
*	Black Diamond Inc.	407,600	3,713
*	Jack in the Box Inc.	98,400	3,404
*	Carter's Inc.	55,700	3,190
	PVH Corp.	27,150	2,900
*	Denny's Corp.	494,000	2,850
*	BJ's Restaurants Inc.	83,000	2,762
*	Steiner Leisure Ltd.	57,000	2,757
	Sotheby's	72,000	2,694
	DSW Inc. Class A	40,000	2,552
	Abercrombie & Fitch Co.	54,000	2,495
	Guess? Inc.	100,000	2,483
	Aaron's Inc.	83,800	2,403
	Brinker International Inc.	61,301	2,308
	Cracker Barrel Old Country Store Inc.	25,200	2,037
	Oxford Industries Inc.	36,000	1,912
*	Imax Corp.	71,000	1,898
*	Papa John's International Inc.	30,500	1,886
	American Eagle Outfitters Inc.	100,600	1,881
	Buckle Inc.	38,200	1,782
*	ANN Inc.	61,169	1,775
	Cooper Tire & Rubber Co.	66,700	1,712
	Foot Locker Inc.	49,000	1,678
	Regal Entertainment Group Class A	100,200	1,670
*	Conn's Inc.	45,053	1,617
	Domino's Pizza Inc.	28,810	1,482
	Tiffany & Co.	19,800	1,377
	KB Home	61,600	1,341
	PetSmart Inc.	21,455	1,332
	Sturm Ruger & Co. Inc.	26,251	1,332
*	G-III Apparel Group Ltd.	33,200	1,332

	Sinclair Broadcast Group Inc. Class A	64,600	1,307
	Thor Industries Inc.	33,300	1,225
*	Smith & Wesson Holding Corp.	129,100	1,162
*	Meritage Homes Corp.	23,100	1,082
*	Tenneco Inc.	27,300	1,073
*	AMC Networks Inc. Class A	16,400	1,036
*	Lumber Liquidators Holdings Inc.	14,600	1,025
	Destination Maternity Corp.	36,500	854
*,^ Zagg Inc.		110,000	801
*	Francesca's Holdings Corp.	25,400	728
*	Goodyear Tire & Rubber Co.	54,400	686
*	Netflix Inc.	3,600	682
*	PulteGroup Inc.	33,200	672
*	Lamar Advertising Co. Class A	13,400	651
	Pool Corp.	13,500	648
	Tupperware Brands Corp.	7,427	607
	Stage Stores Inc.	23,200	600
*	Jarden Corp.	12,750	546
	Ryland Group Inc.	13,100	545
*	Panera Bread Co. Class A	2,600	430
*	Fiesta Restaurant Group Inc.	16,000	425
*	Multimedia Games Holding Co. Inc.	19,400	405
	PetMed Express Inc.	28,300	380
	Ameristar Casinos Inc.	6,200	163
*	Red Robin Gourmet Burgers Inc.	3,500	160
	Hot Topic Inc.	9,200	128
			201,712
Consumer Staples (2.6%)
*	Fresh Market Inc.	87,300	3,734
	PriceSmart Inc.	41,500	3,230
	Casey's General Stores Inc.	54,000	3,148
	Calavo Growers Inc.	85,500	2,461
*	Dean Foods Co.	122,800	2,226
*	Green Mountain Coffee Roasters Inc.	34,200	1,941
	Ingredion Inc.	25,100	1,815
*	Boston Beer Co. Inc. Class A	10,000	1,597
*	Pilgrim's Pride Corp.	170,752	1,569
	Nu Skin Enterprises Inc. Class A	31,909	1,410
*	Rite Aid Corp.	596,200	1,133
*	Susser Holdings Corp.	21,000	1,073
	Herbalife Ltd.	24,210	907
			26,244
Energy (3.2%)
*	Key Energy Services Inc.	641,500	5,183
	Energy XXI Bermuda Ltd.	140,900	3,835
*	Atwood Oceanics Inc.	50,000	2,627
*,^ Clean Energy Fuels Corp.		199,880	2,598
	Targa Resources Corp.	32,100	2,182
	Western Refining Inc.	49,800	1,763
*	Superior Energy Services Inc.	67,780	1,760
	RPC Inc.	106,500	1,616
*	Rosetta Resources Inc.	32,000	1,523
	HollyFrontier Corp.	27,454	1,413
	Rentech Inc.	542,900	1,276
*	Vaalco Energy Inc.	166,600	1,264
*	Alpha Natural Resources Inc.	127,900	1,050

	CONSOL Energy Inc.	30,150	1,015
*	Gulfport Energy Corp.	15,700	720
*	ION Geophysical Corp.	102,800	700
	Alon USA Energy Inc.	27,500	524
*,^ James River Coal Co.		292,400	512
	Oceaneering International Inc.	7,700	511
*	Oasis Petroleum Inc.	12,300	468
*	Basic Energy Services Inc.	30,900	422
			32,962
Exchange-Traded Fund (1.0%)
2	Vanguard Small-Cap Growth ETF	104,300	10,422

Financials (5.8%)
	STAG Industrial Inc.	465,000	9,891
*	Safeguard Scientifics Inc.	363,591	5,745
*	FirstService Corp./Canada	131,250	4,363
	Cash America International Inc.	50,000	2,623
*	Harris & Harris Group Inc.	668,250	2,406
	CBOE Holdings Inc.	60,300	2,227
	Federated Investors Inc. Class B	83,100	1,967
	Allied World Assurance Co. Holdings AG	20,800	1,929
*	World Acceptance Corp.	21,239	1,824
*	Portfolio Recovery Associates Inc.	14,300	1,815
*	Credit Acceptance Corp.	14,239	1,739
	Nelnet Inc. Class A	48,358	1,634
*	Nationstar Mortgage Holdings Inc.	43,500	1,605
	MHI Hospitality Corp.	357,600	1,495
	Omega Healthcare Investors Inc.	46,600	1,415
	Apartment Investment & Management Co. Class A	43,700	1,340
	Regency Centers Corp.	23,100	1,222
	Extra Space Storage Inc.	30,400	1,194
	Home Properties Inc.	15,600	989
	Ryman Hospitality Properties	18,300	837
*	FelCor Lodging Trust Inc.	135,900	809
*	Realogy Holdings Corp.	15,700	767
	NASDAQ OMX Group Inc.	22,800	736
	Zions Bancorporation	29,100	727
	Inland Real Estate Corp.	71,100	717
	Post Properties Inc.	14,100	664
	CBL & Associates Properties Inc.	27,800	656
	Montpelier Re Holdings Ltd.	25,000	651
*	St. Joe Co.	29,500	627
	Sovran Self Storage Inc.	9,500	613
	Spirit Realty Capital Inc.	32,000	608
	Essex Property Trust Inc.	3,900	587
	Federal Realty Investment Trust	5,200	562
	Rayonier Inc.	8,923	532
	QC Holdings Inc.	138,166	444
	Camden Property Trust	5,600	385
*	First Cash Financial Services Inc.	5,689	332
	GAMCO Investors Inc.	6,008	319
	First American Financial Corp.	6,400	164
	Homeowners Choice Inc.	5,100	139
	Universal Health Realty Income Trust	2,200	127
*	NetSpend Holdings Inc.	6,700	106
	Tanger Factory Outlet Centers	2,400	87

	Mid-America Apartment Communities Inc.	900	62
			59,681
Health Care (18.6%)
*	Alkermes plc	539,250	12,786
	West Pharmaceutical Services Inc.	196,200	12,741
*	Santarus Inc.	594,750	10,307
*	BioMarin Pharmaceutical Inc.	154,800	9,638
*	Onyx Pharmaceuticals Inc.	87,250	7,753
*	Nektar Therapeutics	604,600	6,651
*	Aegerion Pharmaceuticals Inc.	161,000	6,495
*	Seattle Genetics Inc.	180,550	6,411
*	Bruker Corp.	329,000	6,284
*	Bio-Rad Laboratories Inc. Class A	41,044	5,172
*	Syneron Medical Ltd.	468,810	4,791
*	Sucampo Pharmaceuticals Inc. Class A	714,500	4,673
*	Cynosure Inc. Class A	178,340	4,667
*	ImmunoGen Inc.	284,350	4,567
*	Align Technology Inc.	135,350	4,536
*	Optimer Pharmaceuticals Inc.	371,200	4,417
*	Vascular Solutions Inc.	259,836	4,214
*	Cutera Inc.	315,100	4,096
*	AVEO Pharmaceuticals Inc.	474,651	3,489
*	Harvard Bioscience Inc.	595,200	3,363
*	Palomar Medical Technologies Inc.	238,500	3,217
	ResMed Inc.	64,300	2,981
*	Nanosphere Inc.	1,239,500	2,727
*	Mettler-Toledo International Inc.	11,991	2,557
*	Durect Corp.	1,894,850	2,520
*	Pharmacyclics Inc.	29,800	2,396
*	Isis Pharmaceuticals Inc.	138,350	2,344
*,^ NuPathe Inc.		668,600	2,307
	LeMaitre Vascular Inc.	352,986	2,153
*	Cubist Pharmaceuticals Inc.	45,616	2,136
*	PAREXEL International Corp.	53,500	2,114
	Chemed Corp.	24,800	1,983
*	Infinity Pharmaceuticals Inc.	40,700	1,973
*	Thoratec Corp.	52,400	1,965
*	Charles River Laboratories International Inc.	42,800	1,895
*	Covance Inc.	23,500	1,746
*	MWI Veterinary Supply Inc.	13,000	1,719
*	Cyberonics Inc.	36,100	1,690
	Invacare Corp.	128,000	1,670
*	Sirona Dental Systems Inc.	22,600	1,666
*	United Therapeutics Corp.	27,200	1,656
*	Luminex Corp.	97,130	1,605
*	Regeneron Pharmaceuticals Inc.	8,000	1,411
*	Array BioPharma Inc.	280,267	1,379
*	AMN Healthcare Services Inc.	82,218	1,301
*	Gentium SPA ADR	156,400	1,289
	PDL BioPharma Inc.	174,945	1,279
*	ICU Medical Inc.	21,650	1,276
*	Solta Medical Inc.	530,500	1,167
	Questcor Pharmaceuticals Inc.	33,685	1,096
*	Orthofix International NV	29,800	1,069
	Select Medical Holdings Corp.	111,600	1,004
*	MedAssets Inc.	48,400	932
*	Auxilium Pharmaceuticals Inc.	53,800	930

* Catamaran Corp.	15,578	826
* Molina Healthcare Inc.	18,000	556
Abaxis Inc.	7,000	331
* XOMA Corp.	77,400	270
* Agenus Inc.	64,000	249
Cantel Medical Corp.	7,400	222
* Endocyte Inc.	14,256	177
* BioCryst Pharmaceuticals Inc.	60,594	72
Meridian Bioscience Inc.	2,700	62
* Affymax Inc.	43,674	61
		191,030
Industrials (13.3%)
Ceco Environmental Corp.	608,687	7,870
Tennant Co.	155,550	7,553
* Titan Machinery Inc.	262,900	7,295
Kaman Corp.	202,450	7,181
Kennametal Inc.	167,100	6,524
* RBC Bearings Inc.	118,000	5,966
* Mobile Mini Inc.	193,900	5,706
Celadon Group Inc.	233,800	4,877
Healthcare Services Group Inc.	170,985	4,382
* Genesee & Wyoming Inc. Class A	46,930	4,370
* 51job Inc. ADR	72,985	4,336
Douglas Dynamics Inc.	302,300	4,178
* Power Solutions International Inc.	149,800	3,902
* Advisory Board Co.	54,000	2,836
Wabtec Corp.	27,200	2,777
Robert Half International Inc.	71,400	2,680
* Alaska Air Group Inc.	41,414	2,649
* InnerWorkings Inc.	174,600	2,643
Chicago Bridge & Iron Co. NV	41,767	2,594
Lincoln Electric Holdings Inc.	47,500	2,574
* Hertz Global Holdings Inc.	107,200	2,386
* US Airways Group Inc.	130,700	2,218
Dun & Bradstreet Corp.	24,000	2,008
Deluxe Corp.	46,516	1,926
Triumph Group Inc.	24,400	1,915
Cintas Corp.	43,000	1,898
* Swift Transportation Co.	132,600	1,880
* EnerSys Inc.	40,800	1,860
AO Smith Corp.	25,200	1,854
* Fortune Brands Home & Security Inc.	48,200	1,804
Exponent Inc.	32,648	1,761
* MasTec Inc.	59,850	1,745
ITT Corp.	59,800	1,700
* USG Corp.	63,900	1,689
* Armstrong World Industries Inc.	30,100	1,682
Hubbell Inc. Class B	15,900	1,544
Mueller Water Products Inc. Class A	256,100	1,519
* Nortek Inc.	19,431	1,387
Mueller Industries Inc.	25,600	1,364
* Trex Co. Inc.	22,300	1,097
Primoris Services Corp.	42,900	949
Argan Inc.	58,145	867
Steelcase Inc. Class A	55,271	814
Apogee Enterprises Inc.	27,900	808
* Taser International Inc.	97,200	773

	Barrett Business Services Inc.	13,700	721
	KAR Auction Services Inc.	36,000	721
	Lennox International Inc.	10,700	679
*	DXP Enterprises Inc.	8,700	650
	Comfort Systems USA Inc.	31,500	444
*	United Rentals Inc.	7,700	423
	Con-way Inc.	7,300	257
*	American Woodmark Corp.	6,400	218
	Mine Safety Appliances Co.	3,600	179
	TransDigm Group Inc.	1,100	168
	Generac Holdings Inc.	4,000	141
	Copa Holdings SA Class A	1,100	132
			137,074
Information Technology (27.4%)
*	SPS Commerce Inc.	212,246	9,057
*	OSI Systems Inc.	141,610	8,821
*	PTC Inc.	339,850	8,663
*	Sourcefire Inc.	142,400	8,434
*	Euronet Worldwide Inc.	317,010	8,350
*	Ultimate Software Group Inc.	69,600	7,250
*	TiVo Inc.	582,860	7,222
*	Cadence Design Systems Inc.	516,700	7,198
*	Perficient Inc.	581,900	6,785
*	RADWARE Ltd.	178,200	6,723
	Monotype Imaging Holdings Inc.	267,700	6,358
*	Infoblox Inc.	289,600	6,284
*	PROS Holdings Inc.	219,400	5,961
*	Virtusa Corp.	242,691	5,766
*	Super Micro Computer Inc.	499,419	5,638
*	QLIK Technologies Inc.	216,800	5,600
*	Teradyne Inc.	326,730	5,300
^	Ubiquiti Networks Inc.	385,400	5,288
*	Riverbed Technology Inc.	353,300	5,268
	FEI Co.	81,030	5,230
*	Red Hat Inc.	101,300	5,122
*	Finisar Corp.	356,000	4,696
*	Entropic Communications Inc.	1,138,200	4,632
*	Angie's List Inc.	229,300	4,531
*	ATMI Inc.	199,900	4,484
*	Proofpoint Inc.	245,700	4,142
*	Microsemi Corp.	173,000	4,008
*	Aspen Technology Inc.	112,500	3,633
*	Global Cash Access Holdings Inc.	495,500	3,493
*	Constant Contact Inc.	265,800	3,450
*	Alliance Data Systems Corp.	20,900	3,383
^	IPG Photonics Corp.	49,900	3,314
*	Inphi Corp.	315,500	3,297
*	Aruba Networks Inc.	132,100	3,268
*	SciQuest Inc.	129,530	3,114
*,^ Mellanox Technologies Ltd.		55,700	3,092
*	ShoreTel Inc.	819,300	2,974
*	Silicon Laboratories Inc.	70,000	2,895
*	Ceva Inc.	185,000	2,886
*	Gartner Inc.	50,268	2,735
*,^ Liquidity Services Inc.		87,200	2,599
*	NCR Corp.	91,344	2,517
*	CommVault Systems Inc.	29,900	2,451

Jack Henry & Associates Inc.	51,800	2,394
Monolithic Power Systems Inc.	95,000	2,315
* Ruckus Wireless Inc.	109,300	2,295
MAXIMUS Inc.	28,520	2,281
Total System Services Inc.	90,700	2,248
Broadridge Financial Solutions Inc.	89,700	2,228
* CACI International Inc. Class A	38,100	2,205
* LSI Corp.	322,700	2,188
* Pericom Semiconductor Corp.	307,399	2,093
* VeriFone Systems Inc.	95,870	1,983
* LivePerson Inc.	145,484	1,976
* Manhattan Associates Inc.	26,204	1,947
Genpact Ltd.	104,400	1,899
Lender Processing Services Inc.	74,300	1,892
Heartland Payment Systems Inc.	55,800	1,840
* Vantiv Inc. Class A	74,700	1,773
* Rudolph Technologies Inc.	150,000	1,767
AOL Inc.	45,900	1,767
Anixter International Inc.	24,895	1,741
* Ciena Corp.	104,100	1,667
* BroadSoft Inc.	62,200	1,646
* Zebra Technologies Corp.	33,500	1,579
* Tyler Technologies Inc.	25,700	1,574
* Arris Group Inc.	87,900	1,509
* Freescale Semiconductor Ltd.	101,300	1,508
Clicksoftware Technologies Ltd.	186,800	1,502
* E2open Inc.	71,500	1,426
* Unisys Corp.	61,600	1,401
* MEMC Electronic Materials Inc.	306,100	1,347
* Stratasys Ltd.	16,900	1,254
Booz Allen Hamilton Holding Corp.	91,481	1,229
Plantronics Inc.	26,157	1,156
Mentor Graphics Corp.	62,740	1,132
* Insight Enterprises Inc.	46,456	958
* SunPower Corp. Class A	82,900	957
* Guidance Software Inc.	74,000	803
Tessco Technologies Inc.	35,200	762
* Netscout Systems Inc.	22,700	558
* Imperva Inc.	14,300	551
* Extreme Networks	155,600	524
* Active Network Inc.	108,025	453
* Nanometrics Inc.	29,900	431
* CalAmp Corp.	34,516	379
* Advanced Micro Devices Inc.	138,575	353
* Qualys Inc.	14,400	178
* Cirrus Logic Inc.	5,800	132
* Trimble Navigation Ltd.	4,400	132
		281,845
Materials (3.2%)
Schweitzer-Mauduit International Inc.	172,900	6,696
* OM Group Inc.	177,200	4,161
Valspar Corp.	42,900	2,670
Ball Corp.	52,410	2,494
Axiall Corp.	36,500	2,269
* Owens-Illinois Inc.	83,700	2,231
NewMarket Corp.	7,707	2,007
Eagle Materials Inc.	28,800	1,919

	Westlake Chemical Corp.			18,400	1,720
*	WR Grace & Co.			21,800	1,690
*	Graphic Packaging Holding Co.			216,000	1,618
	Huntsman Corp.			86,300	1,604
*	Berry Plastics Group Inc.			50,000	952
	Packaging Corp. of America			8,000	359
	Walter Energy Inc.			8,700	248
					32,638
	Telecommunication Services (0.3%)
	*,^ magicJack VocalTec Ltd.			76,200	1,067
*	tw telecom inc Class A			32,500	819
*	SBA Communications Corp. Class A			5,500	396
*	Iridium Communications Inc.			49,500	298
	Atlantic Tele-Network Inc.			3,800	184
					2,764
	Utilities (0.2%)
	Otter Tail Corp.			39,100	1,218
	American States Water Co.			15,500	892
					2,110
	Total Common Stocks (Cost $821,756)				978,482

	Temporary Cash Investments (6.5%)[1]
	Money Market Fund (6.3%)
	[3,4] Vanguard Market Liquidity Fund	0.147%		65,058,574	65,059

				Face
			Maturity	Amount
		Coupon	Date	($000)
	U.S. Government and Agency Obligations (0.2%)
5	Federal Home Loan Bank Discount Notes	0.120%	5/15/13	300	300
	[5,6] Federal Home Loan Bank Discount Notes	0.139%	5/29/13	1,700	1,699
	[6,7] Freddie Mac Discount Notes	0.115%	5/21/13	100	100
					2,099
	Total Temporary Cash Investments (Cost $67,158)				67,158
	Total Investments (101.7%) (Cost $888,914)				1,045,640
	Other Assets and Liabilities-Net (-1.7%)[4]				(17,907)
	Net Assets (100%)				1,027,733

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $13,899,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.6% and 3.1%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $14,915,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $1,700,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

Vanguard Small Company Growth Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	978,482	—	—
Temporary Cash Investments	65,059	2,099	—
Futures Contracts—Assets[1]	60	—	—
Total	1,043,601	2,099	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Vanguard Small Company Growth Portfolio

At March 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2013	374	35,489	536

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2013, the cost of investment securities for tax purposes was $888,914,000. Net unrealized appreciation of investment securities for tax purposes was $156,726,000, consisting of unrealized gains of $206,649,000 on securities that had risen in value since their purchase and $49,923,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Growth Portfolio

Schedule of Investments
As of March 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (94.8%)
Consumer Discretionary (8.0%)
* DIRECTV	162,361	9,191
L Brands Inc.	133,600	5,967
TJX Cos. Inc.	94,300	4,408
Walt Disney Co.	76,400	4,339
Whirlpool Corp.	29,600	3,506
Carnival Corp.	73,700	2,528
^ Sony Corp. ADR	140,300	2,452
Mattel Inc.	54,800	2,400
* Bed Bath & Beyond Inc.	36,000	2,319
Lowe's Cos. Inc.	14,100	535
		37,645
Consumer Staples (0.8%)
Costco Wholesale Corp.	26,950	2,860
Kellogg Co.	11,400	734
		3,594
Energy (4.5%)
Noble Energy Inc.	59,900	6,928
EOG Resources Inc.	31,200	3,996
Schlumberger Ltd.	50,500	3,782
Hess Corp.	20,250	1,450
Petroleo Brasileiro SA ADR Type A	52,800	958
Cenovus Energy Inc.	26,100	809
* Transocean Ltd.	14,000	727
Encana Corp.	33,600	654
Exxon Mobil Corp.	6,600	595
* Cameron International Corp.	8,600	561
National Oilwell Varco Inc.	6,600	467
* Southwestern Energy Co.	12,200	454
		21,381
Financials (4.8%)
Marsh & McLennan Cos. Inc.	225,800	8,574
Charles Schwab Corp.	399,600	7,069
* Berkshire Hathaway Inc. Class B	34,250	3,569
Chubb Corp.	35,800	3,134
American Express Co.	6,500	438
		22,784
Health Care (31.3%)
* Biogen Idec Inc.	154,900	29,882
Amgen Inc.	278,871	28,587
Eli Lilly & Co.	346,800	19,695
Roche Holding AG	80,900	18,860
Novartis AG ADR	208,450	14,850
Medtronic Inc.	232,900	10,937
Johnson & Johnson	92,900	7,574
* Life Technologies Corp.	98,309	6,354
GlaxoSmithKline plc ADR	72,500	3,401
* Boston Scientific Corp.	406,602	3,175

	Abbott Laboratories	72,000	2,543
	AbbVie Inc.	34,600	1,411
	Sanofi ADR	17,100	873
			148,142
Industrials (13.1%)
	FedEx Corp.	174,300	17,116
	Honeywell International Inc.	116,700	8,793
	Southwest Airlines Co.	473,350	6,381
	CH Robinson Worldwide Inc.	82,100	4,882
	United Parcel Service Inc. Class B	48,350	4,153
	Union Pacific Corp.	26,700	3,802
	Caterpillar Inc.	41,100	3,575
	European Aeronautic Defence and Space Co. NV	58,100	2,961
*	Alaska Air Group Inc.	42,700	2,731
	Deere & Co.	27,600	2,373
	Boeing Co.	24,900	2,138
^	Canadian Pacific Railway Ltd.	8,600	1,122
	PACCAR Inc.	17,200	870
	Expeditors International of Washington Inc.	21,100	754
	Donaldson Co. Inc.	13,800	499
			62,150
Information Technology (28.9%)
*	Google Inc. Class A	24,000	19,057
	Texas Instruments Inc.	465,800	16,527
	Microsoft Corp.	520,600	14,894
*	Adobe Systems Inc.	331,400	14,419
	Intuit Inc.	162,200	10,648
	Oracle Corp.	312,300	10,100
	QUALCOMM Inc.	136,900	9,165
*	Symantec Corp.	165,600	4,087
	Intel Corp.	175,600	3,837
	Accenture plc Class A	49,650	3,772
	Visa Inc. Class A	21,700	3,685
*	EMC Corp.	136,300	3,256
	Telefonaktiebolaget LM Ericsson ADR	238,100	3,000
*	Micron Technology Inc.	283,300	2,827
	Hewlett-Packard Co.	117,550	2,802
	Plantronics Inc.	50,750	2,243
	KLA-Tencor Corp.	40,400	2,131
*,^ Research In Motion Ltd.		137,500	1,987
	Motorola Solutions Inc.	22,935	1,468
	NVIDIA Corp.	106,350	1,363
	Corning Inc.	74,250	990
*	NetApp Inc.	21,800	745
	ASML Holding NV	10,923	743
	Activision Blizzard Inc.	47,900	698
	Applied Materials Inc.	48,500	654
	International Business Machines Corp.	2,700	576
	Mastercard Inc. Class A	700	379
	Apple Inc.	800	354
	Cisco Systems Inc.	7,500	157
*	Rambus Inc.	19,200	108
			136,672
Materials (3.4%)
	Monsanto Co.	83,800	8,852
	Potash Corp. of Saskatchewan Inc.	161,000	6,319

Praxair Inc.		8,900	993
			16,164
Total Common Stocks (Cost $341,577)			448,532
	Coupon
Temporary Cash Investment (7.5%)
Money Market Fund (7.5%)
[1,2] Vanguard Market Liquidity Fund (Cost
$35,598)	0.147%	35,597,827	35,598

Total Investments (102.3%) (Cost $377,175)			484,130
Other Assets and Liabilities-Net (-2.3%)[2]			(10,711)
Net Assets (100%)			473,419

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,941,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $4,040,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

Vanguard Capital Growth Portfolio

The following table summarizes the market value of the portfolio's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	424,260	24,272	—
Temporary Cash Investments	35,598	—	—
Total	459,858	24,272	—

D. At March 31, 2013, the cost of investment securities for tax purposes was $377,175,000. Net unrealized appreciation of investment securities for tax purposes was $106,955,000, consisting of unrealized gains of $120,117,000 on securities that had risen in value since their purchase and $13,162,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Portfolio

Schedule of Investments
As of March 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	31,045,128	818,039
Vanguard Extended Market Index Fund Investor Shares	3,723,611	192,734
		1,010,773
Total Investment Companies (Cost $963,678)		1,010,773
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.147% (Cost $216)	215,839	216

Total Investments (100.0%) (Cost $963,894)		1,010,989
Other Assets and Liabilities-Net (0.0%)		185
Net Assets (100%)		1,011,174

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2013, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2013, the cost of investment securities for tax purposes was $963,894,000. Net unrealized appreciation of investment securities for tax purposes was $47,095,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Conservative Allocation Portfolio

Schedule of Investments
As of March 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Funds (27.9%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	625,045	16,470
Vanguard Extended Market Index Fund Investor Shares	76,290	3,949
		20,419
International Stock Fund (11.9%)
Vanguard Total International Stock Index Fund Investor Shares	565,956	8,699

Bond Fund (59.9%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	3,663,411	43,924

Total Investment Companies (Cost $72,170)		73,042
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1 Vanguard Market Liquidity Fund, 0.147% (Cost $223)	222,936	223

Total Investments (100.0%) (Cost $72,393)		73,265
Other Assets and Liabilities-Net (0.0%)		10
Net Assets (100%)		73,275
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. See Note B.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio’s investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	64,343	8,699	—
Temporary Cash Investment	223	—	—
Total	64,566	8,699	—

Vanguard Conservative Allocation Portfolio

The portfolio’s investment in Vanguard Total International Stock Index Fund is normally valued based on Level 1 inputs but was valued in this report based on Level 2 inputs. The most recent quoted net asset value for this underlying fund was as of March 28, 2013. For financial statement purposes, this net asset value was adjusted to revalue certain of the fund’s securities based on March 29, 2013, closing prices because their local markets were open while U.S. markets were closed.

C. At March 31, 2013, the cost of investment securities for tax purposes was $72,393,000. Net unrealized appreciation of investment securities for tax purposes was $872,000, consisting of unrealized gains of $2,274,000 on securities that had risen in value since their purchase and $1,402,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Moderate Allocation Portfolio

Schedule of Investments
As of March 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (99.6%)
U.S. Stock Funds (41.9%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	1,038,768	27,372
Vanguard Extended Market Index Fund Investor Shares	126,891	6,568
		33,940
International Stock Fund (17.9%)
Vanguard Total International Stock Index Fund Investor Shares	939,899	14,446

Bond Fund (39.8%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	2,684,848	32,191

Total Investments (99.6%) (Cost $77,868)		80,577
Other Assets and Liabilities-Net (0.4%)		361
Net Assets (100%)		80,938

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. See Note B.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio’s investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	66,131	14,446	—

The portfolio’s investment in Vanguard Total International Stock Index Fund is normally valued based on Level 1 inputs but was valued in this report based on Level 2 inputs. The most recent quoted net asset value for this underlying fund was as of March 28, 2013. For financial statement purposes, this net asset value was adjusted to revalue certain of the fund’s securities based on March 29, 2013, closing prices because their local markets were open while U.S. markets were closed.

C. At March 31, 2013, the cost of investment securities for tax purposes was $77,868,000. Net unrealized appreciation of investment securities for tax purposes was $2,709,000, consisting of unrealized gains of $3,758,000 on securities that had risen in value since their purchase and $1,049,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: May 17, 2013
VANGUARD VARIABLE INSURANCE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 17, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.